UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.1%
Beverages - 0.1%
Tibet 5100 Water Resources Holdings Ltd.	3,799,000	$1,425,479

Chemicals - 21.2%
Agrium, Inc.	481,523	40,815,052
CF Industries Holdings, Inc.	191,394	37,515,138
Incitec Pivot Ltd.	4,528,139	10,687,736
Israel Chemicals Ltd.	1,347,353	10,768,842
K+S AG	548,359	13,488,766
Monsanto Co.	1,485,582	146,745,790
The Mosaic Co.	809,627	33,267,573
Phosagro OAO (GDR)	280,657	2,646,596
Potash Corp. of Saskatchewan, Inc.	2,573,359	74,593,744
The Scotts Miracle-Gro Co., Class A	130,634	6,564,358
Sociedad Quimica y Minera de Chile S.A. (ADR)	305,319	8,842,038
Syngenta AG	268,863	106,283,571
Taiwan Fertilizer Co. Ltd.	1,779,000	4,348,647
Yara International ASA	505,827	22,631,162

		519,199,013
Containers & Packaging - 0.4%
MeadWestvaco Corp.	291,648	10,776,394

Food Products - 8.1%
Archer-Daniels-Midland Co.	1,967,105	71,740,319
Bunge Ltd.	428,358	32,559,492
Charoen Pokphand Foods PCL	9,721,600	8,696,639
Charoen Pokphand Indonesia Tbk PT	21,266,000	8,897,475
Felda Global Ventures Holdings Bhd	3,633,500	4,928,298
GrainCorp Ltd., Class A	695,702	7,723,305
IOI Corp. Bhd	8,798,605	14,808,996
Kuala Lumpur Kepong Bhd	1,517,072	9,914,281
Nutreco N.V.	198,989	9,353,655
PPB Group Bhd	1,538,300	7,065,558
Suedzucker AG*	197,470	6,433,335
Tongaat Hulett Ltd.	355,446	4,519,635

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Wilmar International Ltd.	5,329,126	$13,176,928

		199,817,916
Household Durables - 0.1%
Sumitomo Forestry Co. Ltd.	303,800	3,206,186

Machinery - 0.3%
Kurita Water Industries Ltd.	326,110	6,631,285

Metals & Mining - 23.1%
Agnico Eagle Mines Ltd.	223,378	6,346,843
Alcoa, Inc.	1,333,682	10,602,772
Anglo American PLC	1,777,230	37,936,722
AngloGold Ashanti Ltd.	492,156	6,373,182
Antofagasta Aberdeen Asset Management PLC	455,700	6,093,420
Barrick Gold Corp.	1,458,240	24,113,691
BHP Billiton Ltd.	3,524,080	109,555,421
Cia de Minas Buenaventura SAA (ADR)	240,636	3,441,095
Eldorado Gold Corp.	952,413	7,513,321
First Quantum Minerals Ltd.	642,537	10,312,592
Franco-Nevada Corp.	176,204	7,496,876
Freeport-McMoRan Copper & Gold, Inc.	1,426,341	40,336,924
Glencore Xstrata PLC	12,168,709	51,194,229
Gold Fields Ltd.	925,071	5,461,226
Goldcorp, Inc.	1,231,909	34,714,658
Grupo Mexico SAB de CV	4,454,508	13,659,450
Impala Platinum Holdings Ltd.	633,423	6,200,472
Industrias Penoles SAB de CV	159,898	5,002,225
KGHM Polska Miedz S.A.	142,786	4,948,019
Kinross Gold Corp.	1,397,480	7,258,930
MMC Norilsk Nickel OJSC (ADR)	517,374	6,937,985
Newcrest Mining Ltd.	1,035,958	11,370,481
Newmont Mining Corp.	773,171	23,195,130
Randgold Resources Ltd.	136,710	9,886,263

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Rio Tinto PLC	1,558,494	$69,819,403
Sibanye Gold Ltd.*	881,020	674,818
Silver Wheaton Corp.	490,637	11,272,648
Sumitomo Metal Mining Co. Ltd.	570,031	7,418,430
Teck Resources Ltd., Class B	651,651	15,250,934
Yamana Gold, Inc.	1,090,642	11,383,287

		565,771,447
Multi-Utilities - 0.9%
Suez Environnement Co.	754,943	10,681,116
Veolia Environnement S.A.	902,109	12,080,473

		22,761,589
Oil, Gas & Consumable Fuels - 34.4%
Anadarko Petroleum Corp.	209,622	18,555,739
Apache Corp.	198,989	15,968,867
BG Group PLC	1,702,799	30,629,834
BP PLC	9,085,139	62,607,556
Canadian Natural Resources Ltd.	519,498	16,084,453
Cenovus Energy, Inc.	378,231	11,191,856
Chevron Corp.	926,590	116,648,415
China Petroleum & Chemical Corp., Class H	9,239,400	6,874,137
CNOOC Ltd.	6,844,112	12,355,028
ConocoPhillips	558,992	36,256,221
Cosan Ltd., Class A	475,841	7,651,523
Cosan S.A. Industria e Comercio	317,190	6,005,397
Devon Energy Corp.	197,470	10,862,825
Encana Corp.	370,636	6,496,630
ENI SpA	1,098,237	24,222,263
EOG Resources, Inc.	121,520	17,679,945
Exxon Mobil Corp.	1,497,734	140,412,563
Gazprom OAO (ADR)	2,678,386	20,757,492
Hess Corp.	135,191	10,066,322
Lukoil OAO (ADR)	241,521	14,249,739
Marathon Oil Corp.	329,623	11,985,092
Noble Energy, Inc.	151,900	9,492,231
Occidental Petroleum Corp.	390,383	34,763,606

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
PetroChina Co. Ltd., Class H	9,600,018	$11,227,367
Petroleo Brasileiro S.A., Class A (ADR)	1,032,920	14,812,073
Royal Dutch Shell PLC, Class A	1,717,641	58,376,297
Sasol Ltd.	273,420	12,541,574
Statoil ASA	455,700	9,847,475
Suncor Energy, Inc.	761,019	24,028,673
Total S.A.	967,603	51,521,748
Tullow Oil PLC	484,561	7,625,342
Woodside Petroleum Ltd.	306,838	10,351,224

		842,149,507
Paper & Forest Products - 3.4%
Canfor Corp.*	150,381	3,169,842
Deltic Timber Corp.	18,228	1,099,695
Duratex S.A.	556,109	3,166,214
Empresas CMPC S.A.	1,915,459	5,576,300
International Paper Co.	733,677	35,443,936
Louisiana-Pacific Corp.*	230,888	3,754,239
Mondi PLC	713,930	10,596,241
Stora Enso Oyj, Class R	932,666	6,904,306
UPM-Kymmene Oyj	840,007	9,352,657
West Fraser Timber Co. Ltd.	47,089	4,288,188

		83,351,618
Real Estate Investment Trusts (REITs) - 2.2%
Plum Creek Timber Co., Inc.	297,724	14,522,977
Rayonier, Inc.	215,698	12,605,391
Weyerhaeuser Co.	956,970	27,177,948

		54,306,316
Trading Companies & Distributors - 0.4%
Noble Group Ltd.	13,087,031	9,194,154

Water Utilities - 4.5%
Aguas Andinas S.A., Class A	6,426,915	4,490,421
American Water Works Co., Inc.	498,232	21,264,542
Aqua America, Inc.	390,383	13,218,368
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	24,770

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Cia de Saneamento de Minas Gerais-COPASA	162,672	$2,611,814
CIA Saneamento Basico de Sao Paolo (ADR)	1,027,776	10,586,093
Hyflux Ltd.	3,038,000	3,112,045
Inversiones Aguas Metropolitanas S.A.	1,239,711	2,336,263
Manila Water Co., Inc.	1,365,300	1,023,267
Pennon Group PLC	1,198,491	12,637,042
Severn Trent PLC	675,955	18,169,377
United Utilities Group PLC	1,882,041	20,586,330

		110,060,332

Total Common Stocks (Cost $2,656,027,490)		2,428,651,236

Total Investment Securities (Cost $2,656,027,490) — 99.1%		2,428,651,236

Other assets less liabilities — 0.9%		21,795,021

Net Assets — 100.0%		$2,450,446,257

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,260,259
Aggregate gross unrealized depreciation	(301,213,813)

Net unrealized depreciation	$(227,953,554)

Federal income tax cost of investments	$2,656,604,790

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500® Futures Contracts	61	09/20/13	$5,125,525	$194,168
EURO STOXX 50® Index Futures Contract	38	09/20/13	1,390,631	45,586
FTSE 100® Index Futures Contract	41	09/20/13	4,079,743	187,197
Hang Seng Index Futures Contracts	9	08/29/13	1,268,647	(1,485)
S&P Toronto Stock Exchange 60® Index Futures Contracts	52	09/19/13	7,213,890	226,618
SPI 200® Futures Contracts	16	09/19/13	1,798,490	89,938

				$742,022

Cash collateral in the amount of $1,703,808 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2013 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index had the following outstanding contracts as of July 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
AUD	1,061,827	Goldman Sachs Capital	USD	970,000	09/18/13	$(20,167)
GBP	414,489	Goldman Sachs Capital	USD	650,000	09/18/13	(21,821)
GBP	1,066,944	UBS AG	USD	1,650,000	09/18/13	(32,994)
CAD	1,131,370	Citibank N.A.	USD	1,110,000	09/18/13	(10,798)
CHF	723,206	Morgan Stanley	USD	780,000	09/18/13	(1,320)

						$(87,100)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	2,050,000	Morgan Stanley	AUD	2,153,146	09/18/13	$123,951
USD	180,000	Goldman Sachs Capital	EUR	134,900	09/18/13	844
USD	1,980,000	UBS AG	EUR	1,497,705	09/18/13	(9,048)
USD	100,000	Morgan Stanley	JPY	9,415,640	09/18/13	4,245
USD	320,000	Goldman Sachs Capital	SGD	400,394	09/18/13	5,697
USD	1,100,000	Citibank N.A.	CHF	1,016,406	09/18/13	5,631

						$131,320

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2013 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Australia	6.1%
Brazil	1.8
Canada	13.0
Chile	0.9
China	1.2
Finland	0.7
France	3.0
Germany	0.8
Indonesia	0.4
Israel	0.4
Italy	1.0
Japan	0.7
Malaysia	1.5
Mexico	0.8
Netherlands	0.4
Norway	1.3
Peru	0.1
Philippines	0.0 †
Poland	0.2
Russia	1.8
Singapore	1.0
South Africa	1.5
Switzerland	4.3
Taiwan	0.2
Thailand	0.4
United Kingdom	16.2
United States	39.4
Other [1]	0.9

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.9%
U.S. Treasury Inflation Index Notes
1.63%, due 01/15/15	$65,521,612	$68,279,404
0.50%, due 04/15/15	369,276,521	379,676,941
1.88%, due 07/15/15	163,853,237	174,618,947
2.00%, due 01/15/16	160,757,384	173,360,522
0.13%, due 04/15/16	655,337,646	676,060,159
2.50%, due 07/15/16	75,973,302	84,446,115
2.38%, due 01/15/17	57,517,547	64,174,769
0.13%, due 04/15/17	136,894,011	141,165,566
2.63%, due 07/15/17	44,773,672	51,129,443

		1,812,911,866

Total U.S. Treasury Obligations (Cost $1,825,881,000)		1,812,911,866

Total Investment Securities (Cost $1,825,881,000) — 99.9%		1,812,911,866

Other assets less liabilities — 0.1%		1,232,617

NET ASSETS — 100.0%		$1,814,144,483

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,268
Aggregate gross unrealized depreciation	(13,401,280)

Net unrealized depreciation	$(13,341,012)

Federal income tax cost of investments	$1,826,252,878

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Inflation Index Notes
2.38%, due 01/15/17	$15,815,766	$17,646,321
0.13%, due 04/15/17	148,308,939	152,936,678
2.63%, due 07/15/17	51,229,641	58,501,858
1.63%, due 01/15/18	59,412,644	65,565,098
0.13%, due 04/15/18	59,043,323	60,779,271
1.38%, due 07/15/18	52,607,095	57,966,436
2.13%, due 01/15/19	12,735,495	14,511,503
1.88%, due 07/15/19	13,192,130	15,002,955
1.38%, due 01/15/20	16,262,790	17,891,295
1.25%, due 07/15/20	27,530,240	30,213,369
1.13%, due 01/15/21	31,126,442	33,644,521

		524,659,305

Total U.S. Treasury Obligations (Cost $530,419,290)		524,659,305

Total Investment Securities (Cost $530,419,290) —100.0%		524,659,305

Other assets less liabilities — 0.0%		260,463

NET ASSETS — 100.0%		$524,919,768

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,367
Aggregate gross unrealized depreciation	(6,184,883)

Net unrealized depreciation	$(5,957,516)

Federal income tax cost of investments	$530,616,821

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 98.9%
Aerospace & Defense - 2.5%
AAR Corp.	7,107	$172,274
Aerovironment, Inc.*	206	4,658
Alliant Techsystems, Inc.	5,150	479,465
American Science & Engineering, Inc.	206	12,523
Astronics Corp.*	618	24,417
BE Aerospace, Inc.*	1,133	78,981
The Boeing Co.	8,652	909,325
Cubic Corp.	3,296	166,613
Curtiss-Wright Corp.	7,519	305,572
DigitalGlobe, Inc.*	5,047	163,523
Ducommun, Inc.*	1,339	30,583
Engility Holdings, Inc.*	2,575	83,919
Esterline Technologies Corp.*	5,047	411,028
Exelis, Inc.	30,385	449,090
GenCorp, Inc.*	3,502	61,320
General Dynamics Corp.	3,296	281,281
HEICO Corp.	2,781	157,961
Hexcel Corp.*	6,386	224,851
Honeywell International, Inc.	9,888	820,506
Huntington Ingalls Industries, Inc.	6,283	390,677
The KEYW Holding Corp.*	1,030	13,215
Kratos Defense & Security Solutions, Inc.*	7,725	52,066
L-3 Communications Holdings, Inc.	1,030	95,944
LMI Aerospace, Inc.*	1,545	28,567
Lockheed Martin Corp.	2,575	309,309
Moog, Inc., Class A*	7,004	393,905
National Presto Industries, Inc.	618	45,818
Northrop Grumman Corp.	2,472	227,572
Orbital Sciences Corp.*	3,811	70,656
Precision Castparts Corp.	1,854	411,069
Raytheon Co.	3,193	229,385
Rockwell Collins, Inc.	1,854	131,949
Spirit Aerosystems Holdings, Inc., Class A*	17,201	436,217
Taser International, Inc.*	4,120	36,586

	Shares	Value
Common Stocks - (continued)
Aerospace & Defense - (continued)
Teledyne Technologies, Inc.*	2,369	$189,923
Textron, Inc.	2,884	78,964
TransDigm Group, Inc.	515	74,464
Triumph Group, Inc.	515	40,407
United Technologies Corp.	10,815	1,141,740

		9,236,323
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	8,755	58,483
Atlas Air Worldwide Holdings, Inc.*	3,399	151,731
C.H. Robinson Worldwide, Inc.	2,060	122,817
Echo Global Logistics, Inc.*	927	20,181
Expeditors International of Washington, Inc.	2,369	95,518
FedEx Corp.	3,708	393,048
Forward Air Corp.	1,854	67,801
Hub Group, Inc., Class A*	2,369	90,614
Pacer International, Inc.*	2,884	17,852
Park-Ohio Holdings Corp.*	1,339	47,039
United Parcel Service, Inc., Class B	9,167	795,696
UTi Worldwide, Inc.	6,901	113,867
XPO Logistics, Inc.*	618	15,116

		1,989,763
Airlines - 0.5%
Alaska Air Group, Inc.*	2,781	170,114
Allegiant Travel Co.	927	90,271
Delta Air Lines, Inc.*	8,137	172,748
Hawaiian Holdings, Inc.*	7,828	59,806
JetBlue Airways Corp.*	32,548	212,864
Republic Airways Holdings, Inc.*	7,004	96,165
SkyWest, Inc.	7,313	110,573
Southwest Airlines Co.	8,858	122,506
Spirit Airlines, Inc.*	5,562	183,824
United Continental Holdings, Inc.*	3,193	111,276
US Airways Group, Inc.*	26,265	508,228

		1,838,375

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	10,609	$206,345
Autoliv, Inc.	927	75,801
BorgWarner, Inc.*	1,236	117,952
Cooper Tire & Rubber Co.	10,197	342,007
Dana Holding Corp.	22,969	501,873
Delphi Automotive PLC	2,678	143,862
Dorman Products, Inc.	1,648	77,588
Drew Industries, Inc.	1,236	50,466
Federal-Mogul Corp.*	2,781	43,328
Fuel Systems Solutions, Inc.*	1,030	18,736
Gentex Corp.	6,695	151,173
Gentherm, Inc.*	2,163	44,125
The Goodyear Tire & Rubber Co.*	3,090	57,165
Johnson Controls, Inc.	7,519	302,339
Lear Corp.	1,030	71,348
Modine Manufacturing Co.*	7,004	77,044
Spartan Motors, Inc.	2,163	13,108
Standard Motor Products, Inc.	3,193	109,807
Stoneridge, Inc.*	5,150	62,212
Superior Industries International, Inc.	2,472	45,015
Tenneco, Inc.*	9,476	457,975
TRW Automotive Holdings Corp.*	1,030	75,509
Visteon Corp.*	8,446	556,338

		3,601,116
Automobiles - 0.4%
Ford Motor Co.	40,170	678,070
General Motors Co.*	7,519	269,706
Harley-Davidson, Inc.	2,987	169,572
Tesla Motors, Inc.*	824	110,647
Thor Industries, Inc.	6,901	372,999
Winnebago Industries, Inc.*	1,957	46,811

		1,647,805
Beverages - 1.2%
Beam, Inc.	1,957	127,185
The Boston Beer Co., Inc., Class A*	618	110,610

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Brown-Forman Corp., Class B	1,648	$119,496
Coca-Cola Bottling Co. Consolidated	309	19,733
The Coca-Cola Co.	48,204	1,932,016
Coca-Cola Enterprises, Inc.	3,605	135,332
Constellation Brands, Inc., Class A*	1,751	91,210
Dr Pepper Snapple Group, Inc.	2,678	125,170
Molson Coors Brewing Co., Class B	1,751	87,655
Monster Beverage Corp.*	1,751	106,793
National Beverage Corp.	618	10,988
PepsiCo, Inc.	19,055	1,591,855

		4,458,043
Biotechnology - 2.4%
ACADIA Pharmaceuticals, Inc.*	4,944	97,397
Achillion Pharmaceuticals, Inc.*	4,738	33,829
Acorda Therapeutics, Inc.*	2,575	97,773
Aegerion Pharmaceuticals, Inc.*	927	84,904
Alexion Pharmaceuticals, Inc.*	2,369	275,349
Alnylam Pharmaceuticals, Inc.*	2,884	133,154
AMAG Pharmaceuticals, Inc.*	1,339	30,128
Amgen, Inc.	9,579	1,037,310
Amicus Therapeutics, Inc.*	1,236	3,016
Anacor Pharmaceuticals, Inc.*	2,678	20,487
Arena Pharmaceuticals, Inc.*	16,480	114,536
Ariad Pharmaceuticals, Inc.*	2,884	53,585
Arqule, Inc.*	7,416	19,801
Array BioPharma, Inc.*	5,665	37,729
Astex Pharmaceuticals*	8,034	42,018
AVEO Pharmaceuticals, Inc.*	2,781	6,674
Biogen Idec, Inc.*	2,884	629,087
BioMarin Pharmaceutical, Inc.*	1,339	86,566
Biotime, Inc.*	2,987	11,739

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Celgene Corp.*	5,150	$756,329
Celldex Therapeutics, Inc.*	4,532	92,815
Cepheid, Inc.*	5,356	186,764
ChemoCentryx, Inc.*	1,854	25,919
Cubist Pharmaceuticals, Inc.*	4,532	282,480
Curis, Inc.*	4,944	20,518
Cytokinetics, Inc.*	1,092	13,584
Cytori Therapeutics, Inc.*	3,193	9,004
Dendreon Corp.*	6,077	27,893
Dyax Corp.*	8,549	34,452
Dynavax Technologies Corp.*	10,197	13,562
Emergent Biosolutions, Inc.*	1,545	27,331
Exact Sciences Corp.*	4,326	59,353
Exelixis, Inc.*	11,021	55,876
Galena Biopharma, Inc.*	1,957	3,816
Genomic Health, Inc.*	1,133	40,380
Gilead Sciences, Inc.*	18,540	1,139,283
GTx, Inc.*	5,459	26,149
Halozyme Therapeutics, Inc.*	5,562	47,333
Idenix Pharmaceuticals, Inc.*	6,592	25,907
ImmunoGen, Inc.*	6,077	115,767
Immunomedics, Inc.*	4,326	24,615
Incyte Corp. Ltd.*	8,034	188,076
Infinity Pharmaceuticals, Inc.*	2,987	63,265
Insmed, Inc.*	1,339	14,876
InterMune, Inc.*	7,004	108,632
Ironwood Pharmaceuticals, Inc.*	6,901	84,468
Isis Pharmaceuticals, Inc.*	7,416	213,952
Keryx Biopharmaceuticals, Inc.*	5,665	51,552
Lexicon Pharmaceuticals, Inc.*	37,183	92,214
Ligand Pharmaceuticals, Inc., Class B*	1,751	82,962
MannKind Corp.*	10,918	84,287
Medivation, Inc.*	927	53,645
Merrimack Pharmaceuticals, Inc.*	927	4,431

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Momenta Pharmaceuticals, Inc.*	2,678	$46,222
Myriad Genetics, Inc.*	5,459	161,969
Nanosphere, Inc.*	721	2,278
Neurocrine Biosciences, Inc.*	4,223	59,080
NewLink Genetics Corp.*	1,545	27,748
Novavax, Inc.*	6,283	16,901
NPS Pharmaceuticals, Inc.*	5,562	100,172
OncoGenex Pharmaceutical, Inc.*	824	8,050
Onyx Pharmaceuticals, Inc.*	824	108,191
Opko Health, Inc.*	9,991	74,433
Orexigen Therapeutics, Inc.*	5,665	43,054
Osiris Therapeutics, Inc.*	1,545	17,690
PDL BioPharma, Inc.	21,836	177,308
Peregrine Pharmaceuticals, Inc.*	6,077	8,629
Pharmacyclics, Inc.*	1,133	123,078
Pluristem Therapeutics, Inc.*	1,648	4,911
Progenics Pharmaceuticals, Inc.*	3,193	19,126
PROLOR Biotech, Inc.*	3,090	21,383
Protalix BioTherapeutics, Inc.*	4,223	22,593
Puma Biotechnology, Inc.*	515	26,322
Raptor Pharmaceutical Corp.*	3,605	35,942
Regeneron Pharmaceuticals, Inc.*	927	250,346
Rigel Pharmaceuticals, Inc.*	7,725	29,432
Sangamo Biosciences, Inc.*	4,017	39,166
Sarepta Therapeutics, Inc.*	2,266	83,887
Seattle Genetics, Inc.*	2,781	112,686
SIGA Technologies, Inc.*	2,575	8,214
Spectrum Pharmaceuticals, Inc.	9,167	77,369
Synageva BioPharma Corp.*	515	24,772
Synergy Pharmaceuticals, Inc.*	5,974	26,883

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Synta Pharmaceuticals Corp.*	2,163	$14,514
Targacept, Inc.*	2,163	10,815
Theravance, Inc.*	1,545	59,575
Threshold Pharmaceuticals, Inc.*	2,678	14,515
Trius Therapeutics, Inc.*	1,545	21,785
United Therapeutics Corp.*	1,957	146,462
Vertex Pharmaceuticals, Inc.*	2,884	230,143
Vical, Inc.*	4,326	16,698
XOMA Corp.*	6,489	35,235

		9,194,149
Building Products - 0.4%
A.O. Smith Corp.	3,708	153,215
AAON, Inc.	2,004	43,226
American Woodmark Corp.*	1,236	42,877
Apogee Enterprises, Inc.	1,854	49,613
Armstrong World Industries, Inc.*	515	25,791
Builders FirstSource, Inc.*	1,648	9,723
Fortune Brands Home & Security, Inc.	2,369	97,863
Gibraltar Industries, Inc.*	1,957	30,138
Griffon Corp.	4,326	51,479
Lennox International, Inc.	3,296	236,719
Masco Corp.	4,532	92,997
NCI Building Systems, Inc.*	1,339	18,987
Nortek, Inc.*	824	55,628
Owens Corning*	1,442	56,945
Patrick Industries, Inc.*	1,442	35,920
Quanex Building Products Corp.	1,545	26,296
Simpson Manufacturing Co., Inc.	1,545	51,016
Trex Co., Inc.*	927	43,884
Universal Forest Products, Inc.	1,236	50,985
USG Corp.*	5,871	147,538

		1,320,840
Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	618	111,456

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Ameriprise Financial, Inc.	2,266	$201,674
Arlington Asset Investment Corp., Class A	1,133	28,642
Artisan Partners Asset Management, Inc.*	515	27,295
The Bank of New York Mellon Corp.	15,347	482,663
BGC Partners, Inc., Class A	19,158	120,312
BlackRock Kelso Capital Corp.	9,785	98,926
BlackRock, Inc.	1,545	435,628
Calamos Asset Management, Inc., Class A	2,781	29,618
Capital Southwest Corp.	206	29,866
The Charles Schwab Corp.	14,729	325,364
Cohen & Steers, Inc.	1,339	46,021
Cowen Group, Inc., Class A*	14,214	45,911
Diamond Hill Investment Group, Inc.	206	21,327
E*TRADE Financial Corp.*	19,261	286,989
Eaton Vance Corp.	1,442	58,358
Evercore Partners, Inc., Class A	1,751	83,032
Federated Investors, Inc., Class B	15,038	436,553
Fidus Investment Corp.	1,751	34,039
Financial Engines, Inc.	2,678	127,848
Franklin Resources, Inc.	5,562	271,871
FXCM, Inc., Class A	3,914	64,581
GAMCO Investors, Inc., Class A	309	17,431
GFI Group, Inc.	12,669	50,676
Gladstone Investment Corp.	3,811	27,363
The Goldman Sachs Group, Inc.	4,326	709,594
Golub Capital BDC, Inc.	4,738	86,137
Greenhill & Co., Inc.	1,442	72,590
Hercules Technology Growth Capital, Inc.	9,373	130,660
HFF, Inc., Class A	1,957	41,097
ICG Group, Inc.*	2,369	28,736
INTL FCStone, Inc.*	2,472	45,757
Invesco Ltd.	5,356	172,410

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Investment Technology Group, Inc.*	6,386	$90,745
Janus Capital Group, Inc.	31,209	292,428
KCAP Financial, Inc.	2,575	26,960
KCG Holdings, Inc., Class A*	17,604	162,309
Legg Mason, Inc.	1,442	49,590
LPL Financial Holdings, Inc.	412	15,681
Manning & Napier, Inc.	1,030	18,488
MCG Capital Corp.	10,403	57,112
Medallion Financial Corp.	1,442	21,760
Morgan Stanley	14,111	383,960
New Mountain Finance Corp.	4,841	70,195
Northern Trust Corp.‡	2,678	156,770
Oppenheimer Holdings, Inc., Class A	1,751	33,549
PennantPark Investment Corp.	9,785	113,995
Piper Jaffray Cos.*	2,369	79,480
Raymond James Financial, Inc.	1,236	54,471
Safeguard Scientifics, Inc.*	3,090	46,196
SEI Investments Co.	1,854	58,605
State Street Corp.	5,562	387,505
Stifel Financial Corp.*	9,991	376,162
SWS Group, Inc.*	2,266	13,505
T Rowe Price Group, Inc.	3,193	240,241
TD Ameritrade Holding Corp.	2,781	75,170
TICC Capital Corp.	8,549	85,832
Triangle Capital Corp.	4,326	125,627
Virtus Investment Partners, Inc.*	412	76,838
Waddell & Reed Financial, Inc., Class A	1,030	52,592
Walter Investment Management Corp.*	5,459	217,214
Westwood Holdings Group, Inc.	412	20,493
WisdomTree Investments, Inc.*	3,605	46,685

		8,200,583
Chemicals - 2.3%
A Schulman, Inc.	4,429	118,697

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Advanced Emissions Solutions, Inc.*	515	$21,604
Air Products & Chemicals, Inc.	2,575	279,748
Airgas, Inc.	824	85,045
Albemarle Corp.	1,133	70,257
American Vanguard Corp.	1,442	35,603
Ashland, Inc.	721	62,612
Axiall Corp.	1,442	63,563
Balchem Corp.	1,957	97,380
Cabot Corp.	10,094	414,056
Calgon Carbon Corp.*	3,811	68,331
Celanese Corp.	1,339	64,352
CF Industries Holdings, Inc.	412	80,756
Chemtura Corp.*	15,759	352,371
Cytec Industries, Inc.	1,442	112,332
The Dow Chemical Co.	12,669	443,922
E.I. du Pont de Nemours & Co.	11,227	647,686
Eastman Chemical Co.	1,957	157,402
Ecolab, Inc.	3,708	341,655
Ferro Corp.*	8,858	57,843
Flotek Industries, Inc.*	3,296	64,536
FMC Corp.	1,648	109,032
FutureFuel Corp.	1,442	22,769
Hawkins, Inc.	618	23,947
HB Fuller Co.	2,884	115,793
Huntsman Corp.	1,957	35,265
Innophos Holdings, Inc.	3,296	164,273
Innospec, Inc.	2,369	101,677
International Flavors & Fragrances, Inc.	721	58,170
Intrepid Potash, Inc.	4,223	53,970
Koppers Holdings, Inc.	2,987	115,448
Kraton Performance Polymers, Inc.*	5,974	121,272
Kronos Worldwide, Inc.	515	8,518
Landec Corp.*	2,060	31,085
LSB Industries, Inc.*	3,399	111,759
Minerals Technologies, Inc.	2,060	94,760
Monsanto Co.	6,695	661,332
The Mosaic Co.	3,193	131,200

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
NewMarket Corp.	103	$28,074
Olin Corp.	13,081	319,176
OM Group, Inc.*	3,502	108,107
Omnova Solutions, Inc.*	6,901	55,622
PolyOne Corp.	7,725	223,330
PPG Industries, Inc.	1,957	313,981
Praxair, Inc.	3,708	445,590
Quaker Chemical Corp.	1,648	108,719
Rockwood Holdings, Inc.	927	62,786
RPM International, Inc.	1,339	47,186
The Scotts Miracle-Gro Co., Class A	2,678	134,570
Sensient Technologies Corp.	8,446	371,708
The Sherwin-Williams Co.	1,133	197,335
Sigma-Aldrich Corp.	1,133	94,673
Stepan Co.	2,163	129,477
Taminco Corp.*	927	21,136
Tredegar Corp.	2,678	80,367
Tronox Ltd., Class A	1,545	33,542
The Valspar Corp.	1,030	70,164
W.R. Grace & Co.*	618	47,475
Westlake Chemical Corp.	309	32,142
Zep, Inc.	1,545	20,209
Zoltek Cos., Inc.*	1,957	27,261

		8,572,651
Commercial Banks - 5.5%
1st Source Corp.	1,545	42,148
Ameris Bancorp*	3,296	63,448
Arrow Financial Corp.	721	18,991
Associated Banc-Corp	26,471	448,419
Bancfirst Corp.	1,133	59,233
Bancorp Inc./DE*	2,163	32,445
BancorpSouth, Inc.	5,047	99,174
Bank of Hawaii Corp.	3,605	200,582
Bank of the Ozarks, Inc.	2,472	118,112
BankUnited, Inc.	8,240	249,178
Banner Corp.	2,163	80,204
BB&T Corp.	7,931	283,057
BBCN Bancorp, Inc.	12,154	177,570
BOK Financial Corp.	206	13,738
Boston Private Financial Holdings, Inc.	5,047	55,769

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Bryn Mawr Bank Corp.	1,751	$48,958
Camden National Corp.	1,339	52,100
Capital Bank Financial Corp., Class A*	1,648	31,477
CapitalSource, Inc.	21,527	260,477
Cardinal Financial Corp.	4,841	79,199
Cathay General Bancorp	5,047	119,917
Central Pacific Financial Corp.*	2,266	42,125
Chemical Financial Corp.	3,914	116,872
CIT Group, Inc.*	2,472	123,872
City Holding Co.	1,957	86,617
City National Corp./CA	1,545	107,424
CoBiz Financial, Inc.	4,841	48,604
Columbia Banking Systems, Inc.	7,931	198,116
Comerica, Inc.	1,854	78,869
Commerce Bancshares, Inc./MO	721	32,899
Community Bank System, Inc.	5,665	190,004
Community Trust Bancorp, Inc.	2,163	86,196
Cullen/Frost Bankers, Inc.	618	44,521
CVB Financial Corp.	14,214	186,061
Eagle Bancorp, Inc.*	1,442	37,881
East West Bancorp, Inc.	1,854	57,159
Fifth Third Bancorp	9,476	182,223
First BanCorp*	2,884	21,717
First Busey Corp.	9,476	47,285
First Citizens BancShares, Inc./NC, Class A	927	194,207
First Commonwealth Financial Corp.	9,270	69,618
First Community Bancshares, Inc./VA	2,472	39,453
First Connecticut Bancorp, Inc./CT	1,030	15,450
First Financial Bancorp	8,652	139,384
First Financial Bankshares, Inc.	2,060	126,999
First Financial Corp./IN	1,751	58,063
First Financial Holdings, Inc.	1,625	90,104
First Horizon National Corp.	38,625	476,246

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
First Interstate Bancsystem, Inc.	2,781	$65,548
First Merchants Corp.	4,635	86,767
First Midwest Bancorp, Inc./IL	4,738	72,349
First Niagara Financial Group, Inc.	4,532	48,447
The First of Long Island Corp.	824	29,648
First Republic Bank/CA	927	40,037
FirstMerit Corp.	28,531	639,665
Flushing Financial Corp.	4,944	93,738
FNB Corp./PA	22,660	286,422
Fulton Financial Corp.	31,106	391,625
Glacier Bancorp, Inc.	4,635	112,816
Great Southern Bancorp, Inc.	1,545	45,114
Hancock Holding Co.	14,420	472,399
Hanmi Financial Corp.*	2,678	45,526
Heartland Financial USA, Inc.	2,369	66,332
Home BancShares, Inc./AR	3,296	90,047
Hudson Valley Holding Corp.	1,133	23,476
Huntington Bancshares, Inc./OH	8,240	70,452
Iberiabank Corp.	5,047	296,764
Independent Bank Corp./MA	3,296	122,743
International Bancshares Corp.	8,961	216,946
Investors Bancorp, Inc.	2,987	66,311
KeyCorp	8,137	100,004
Lakeland Bancorp, Inc.	3,399	38,205
Lakeland Financial Corp.	2,266	71,492
M&T Bank Corp.	1,236	144,439
MainSource Financial Group, Inc.	2,781	40,213
MB Financial, Inc.	8,961	257,898
National Bank Holdings Corp., Class A	1,751	35,020
National Penn Bancshares, Inc.	21,527	232,276
NBT Bancorp, Inc.	6,489	146,457
OFG Bancorp	7,004	129,364
Old National Bancorp/IN	16,583	238,961

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
OmniAmerican Bancorp, Inc.*	927	$21,914
PacWest Bancorp	6,386	226,192
Park National Corp.	2,060	162,534
Park Sterling Corp.*	4,532	30,364
Pinnacle Financial Partners, Inc.*	2,163	61,602
The PNC Financial Services Group, Inc.	5,356	407,324
Popular, Inc.*	16,789	552,358
PrivateBancorp, Inc.	4,120	97,191
Prosperity Bancshares, Inc.	7,622	449,850
Regions Financial Corp.	18,128	181,461
Renasant Corp.	3,914	107,244
Republic Bancorp, Inc./KY, Class A	1,545	40,433
S&T Bancorp, Inc.	4,326	105,900
Sandy Spring Bancorp, Inc.	3,811	93,141
Signature Bank/NY*	1,339	122,585
Simmons First National Corp., Class A	1,030	28,171
Southside Bancshares, Inc.	2,781	69,497
Southwest Bancorp, Inc./Stillwater OK*	515	7,704
State Bank Financial Corp.	3,296	52,604
StellarOne Corp.	1,442	30,542
Sterling Bancorp/NY	4,841	65,596
Sterling Financial Corp./WA	4,532	120,234
SunTrust Banks, Inc.	6,695	232,919
Susquehanna Bancshares, Inc.	28,428	378,092
SVB Financial Group*	2,163	188,657
SY Bancorp, Inc.	1,957	54,072
Synovus Financial Corp.	60,152	200,306
Taylor Capital Group, Inc.*	2,163	48,516
TCF Financial Corp.	26,162	398,709
Texas Capital Bancshares, Inc.*	2,987	135,879
Tompkins Financial Corp.	2,060	92,968
TowneBank/VA	5,356	85,535
Trico Bancshares	1,339	29,003
Trustmark Corp.	10,506	283,347
U.S. Bancorp	20,188	753,416

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
UMB Financial Corp.	2,884	$172,463
Umpqua Holdings Corp.	17,819	300,072
Union First Market Bankshares Corp.	3,502	77,394
United Bankshares, Inc./WV	6,489	183,768
United Community Banks, Inc./GA*	3,090	42,117
Univest Corp of Pennsylvania	2,266	45,977
Valley National Bancorp	34,608	358,193
ViewPoint Financial Group, Inc.	2,163	46,656
Virginia Commerce Bancorp, Inc.*	1,030	15,481
Washington Trust Bancorp, Inc.	2,060	66,620
Webster Financial Corp.	14,832	404,024
Wells Fargo & Co.	50,470	2,195,445
WesBanco, Inc.	3,914	115,267
Westamerica Bancorp.	1,751	84,030
Western Alliance Bancorp*	5,253	93,136
Wilshire Bancorp, Inc.	10,197	89,632
Wintrust Financial Corp.	2,266	92,702
Zions Bancorp.	2,060	61,058

		20,609,561
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	8,034	208,080
ACCO Brands Corp.*	18,334	121,188
The ADT Corp.*	1,648	66,052
ARC Document Solutions, Inc.*	3,914	18,670
The Brink’s Co.	7,313	195,476
Casella Waste Systems, Inc., Class A*	2,266	10,809
Cintas Corp.	1,442	68,509
Clean Harbors, Inc.*	618	34,880
Consolidated Graphics, Inc.*	1,442	77,277
Copart, Inc.*	1,442	46,879
Courier Corp.	1,957	30,373
Covanta Holding Corp.	9,270	192,909
Deluxe Corp.	6,798	278,786
EnerNOC, Inc.*	2,060	32,177
Ennis, Inc.	4,017	74,435

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
G&K Services, Inc., Class A	1,236	$65,273
Healthcare Services Group, Inc.	4,017	98,858
Heritage-Crystal Clean, Inc.*	515	8,003
Herman Miller, Inc.	6,489	182,406
HNI Corp.	3,193	121,685
InnerWorkings, Inc.*	1,854	21,655
Interface, Inc.	3,708	70,415
Intersections, Inc.	1,133	10,967
Iron Mountain, Inc.	1,751	48,678
KAR Auction Services, Inc.	4,429	112,674
Kimball International, Inc., Class B	4,532	49,807
Knoll, Inc.	3,090	51,047
McGrath RentCorp	1,545	52,901
Mine Safety Appliances Co.	2,060	109,448
Mobile Mini, Inc.*	2,472	85,309
Multi-Color Corp.	2,060	71,297
Performant Financial Corp.*	1,854	19,597
Pitney Bowes, Inc.	32,548	537,367
Quad/Graphics, Inc.	3,605	101,084
R.R. Donnelley & Sons Co.	29,664	563,319
Republic Services, Inc.	2,884	97,796
Rollins, Inc.	927	23,638
Standard Parking Corp.*	1,030	23,711
Steelcase, Inc., Class A	13,905	211,912
Stericycle, Inc.*	1,030	119,418
Swisher Hygiene, Inc.*	28,119	22,639
Team, Inc.*	1,236	48,439
Tetra Tech, Inc.*	3,296	77,786
TMS International Corp., Class A	2,060	33,722
Tyco International Ltd.	5,871	204,369
UniFirst Corp.	1,236	121,153
United Stationers, Inc.	5,871	243,001
US Ecology, Inc.	1,133	34,636
Viad Corp.	1,339	32,203
Waste Connections, Inc.	1,442	62,381

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Waste Management, Inc.	5,253	$220,783

		5,415,877
Communications Equipment - 1.8%
ADTRAN, Inc.	4,017	106,169
Anaren, Inc.*	1,236	28,935
ARRIS Group, Inc.*	6,283	94,496
Aruba Networks, Inc.*	7,622	135,519
Aviat Networks, Inc.*	3,605	9,553
Black Box Corp.	2,678	72,467
Brocade Communications Systems, Inc.*	72,924	485,674
CalAmp Corp.*	1,030	15,810
Calix, Inc.*	2,575	30,076
Ciena Corp.*	6,901	152,236
Cisco Systems, Inc.	54,487	1,392,143
Comtech Telecommunications Corp.	1,339	36,260
Digi International, Inc.*	1,648	16,365
EchoStar Corp., Class A*	1,957	78,202
Emulex Corp.*	14,008	112,204
Extreme Networks*	13,287	57,533
F5 Networks, Inc.*	1,030	90,393
Finisar Corp.*	6,798	131,405
Globecomm Systems, Inc.*	1,442	20,894
Harmonic, Inc.*	14,008	107,301
Harris Corp.	1,236	70,538
Infinera Corp.*	7,828	85,403
InterDigital, Inc.	2,884	114,581
Ixia*	3,811	52,973
JDS Uniphase Corp.*	16,274	238,740
Juniper Networks, Inc.*	6,077	131,689
KVH Industries, Inc.*	515	7,205
Motorola Solutions, Inc.	3,090	169,425
NETGEAR, Inc.*	6,695	199,578
Numerex Corp., Class A*	1,030	11,124
Oplink Communications, Inc.*	1,339	26,981
Palo Alto Networks, Inc.*	721	35,286
Parkervision, Inc.*	6,798	30,047
Plantronics, Inc.	2,987	138,866
Polycom, Inc.*	12,669	121,116
Procera Networks, Inc.*	1,854	27,662
QUALCOMM, Inc.	22,454	1,449,406

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Riverbed Technology, Inc.*	11,845	$185,256
Ruckus Wireless, Inc.*	927	12,338
ShoreTel, Inc.*	11,433	44,474
Sonus Networks, Inc.*	19,982	68,338
Symmetricom, Inc.*	2,163	11,118
Tellabs, Inc.	54,487	122,051
Tessco Technologies, Inc.	515	16,501
Ubiquiti Networks, Inc.	618	12,990
ViaSat, Inc.*	2,781	185,743

		6,743,064
Computers & Peripherals - 2.1%
3D Systems Corp.*	2,163	102,158
Apple, Inc.	9,373	4,241,283
Avid Technology, Inc.*	1,236	7,367
Cray, Inc.*	2,060	47,730
Datalink Corp.*	2,266	29,503
Dell, Inc.	15,038	190,531
Diebold, Inc.	10,300	336,398
Electronics for Imaging, Inc.*	2,987	89,700
EMC Corp.	25,338	662,589
Fusion-io, Inc.*	4,635	66,837
Hewlett-Packard Co.	20,085	515,783
Imation Corp.*	3,811	17,835
Immersion Corp.*	1,854	26,586
Intermec, Inc.*	3,296	32,729
Lexmark International, Inc., Class A	10,506	393,870
NCR Corp.*	1,545	55,620
NetApp, Inc.	4,429	182,120
QLogic Corp.*	3,708	40,825
Quantum Corp.*	28,016	44,826
SanDisk Corp.*	2,884	158,966
Seagate Technology PLC	3,605	147,481
Silicon Graphics International Corp.*	2,266	42,646
STEC, Inc.*	721	4,881
Super Micro Computer, Inc.*	2,369	27,457
Synaptics, Inc.*	2,163	86,520
Western Digital Corp.	2,266	145,885

		7,698,126

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - 0.6%
AECOM Technology Corp.*	16,789	$569,147
Aegion Corp.*	6,180	141,028
Ameresco, Inc., Class A*	1,236	11,297
Argan, Inc.	1,545	24,488
Comfort Systems USA, Inc.	2,472	38,192
Dycom Industries, Inc.*	2,163	57,276
EMCOR Group, Inc.	5,562	229,599
Fluor Corp.	2,163	135,317
Furmanite Corp.*	2,369	17,744
Granite Construction, Inc.	2,266	68,547
Great Lakes Dredge & Dock Corp.	4,532	34,851
Jacobs Engineering Group, Inc.*	1,545	91,464
KBR, Inc.	1,339	41,884
Layne Christensen Co.*	1,236	23,954
MasTec, Inc.*	5,253	173,349
Michael Baker Corp.	1,236	49,935
MYR Group, Inc.*	1,339	28,922
Northwest Pipe Co.*	1,030	30,694
Orion Marine Group, Inc.*	3,811	47,904
Pike Electric Corp.	1,442	17,607
Primoris Services Corp.	3,090	64,272
Quanta Services, Inc.*	2,575	69,036
Sterling Construction Co., Inc.*	1,854	18,206
Tutor Perini Corp.*	5,562	110,016
URS Corp.	721	33,527

		2,128,256
Construction Materials - 0.1%
Eagle Materials, Inc.	1,648	111,207
Headwaters, Inc.*	2,884	27,196
Martin Marietta Materials, Inc.	618	61,553
Texas Industries, Inc.*	1,545	96,006
Vulcan Materials Co.	1,442	68,034

		363,996
Consumer Finance - 0.8%
American Express Co.	11,948	881,404
Capital One Financial Corp.	5,768	398,107

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Cash America International, Inc.	4,429	$186,018
Credit Acceptance Corp.*	1,751	196,970
DFC Global Corp.*	3,811	59,032
Discover Financial Services	5,253	260,076
Encore Capital Group, Inc.*	3,502	136,088
Ezcorp, Inc., Class A*	8,034	145,255
First Cash Financial Services, Inc.*	1,854	99,004
Green Dot Corp., Class A*	2,266	52,752
Nelnet, Inc., Class A	3,811	148,172
Portfolio Recovery Associates, Inc.*	1,545	230,684
SLM Corp.	4,944	122,166
World Acceptance Corp.*	2,369	197,290

		3,113,018
Containers & Packaging - 0.4%
AEP Industries, Inc.*	412	33,248
Aptargroup, Inc.	721	42,099
Avery Dennison Corp.	1,133	50,679
Ball Corp.	1,751	78,427
Bemis Co., Inc.	1,030	42,426
Berry Plastics Group, Inc.*	3,296	76,006
Boise, Inc.	15,656	142,470
Crown Holdings, Inc.*	1,442	63,203
Graphic Packaging Holding Co.*	18,231	156,787
Greif, Inc., Class A	4,429	245,012
MeadWestvaco Corp.	1,648	60,894
Myers Industries, Inc.	5,356	104,281
Owens-Illinois, Inc.*	1,545	45,964
Packaging Corp of America	1,030	55,404
Rock Tenn Co., Class A	618	70,668
Sealed Air Corp.	1,648	44,891
Silgan Holdings, Inc.	618	29,812
Sonoco Products Co.	1,030	39,645

		1,381,916
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,751	109,700
Genuine Parts Co.	1,854	152,010

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Distributors - (continued)
LKQ Corp.*	3,708	$96,668
Pool Corp.	3,090	163,090
VOXX International Corp.*	3,708	50,243

		571,711
Diversified Consumer Services - 0.8%
American Public Education, Inc.*	1,133	44,765
Apollo Group, Inc., Class A*	16,377	298,389
Ascent Capital Group, Inc., Class A*	1,339	104,054
Bridgepoint Education, Inc.*	1,854	29,887
Bright Horizons Family Solutions, Inc.*	618	21,883
Capella Education Co.*	1,442	70,672
Career Education Corp.*	9,579	30,844
Carriage Services, Inc.	1,751	32,849
Corinthian Colleges, Inc.*	12,772	28,609
DeVry, Inc.	9,167	275,743
Education Management Corp.*	4,738	33,403
Grand Canyon Education, Inc.*	3,399	114,954
H&R Block, Inc.	2,884	90,644
Hillenbrand, Inc.	8,858	219,590
ITT Educational Services, Inc.*	2,369	62,139
K12, Inc.*	2,266	70,473
Matthews International Corp., Class A	3,914	151,394
Outerwall, Inc.*	4,326	239,012
Regis Corp.	3,811	66,197
Service Corp. International	7,622	144,589
Sotheby’s	4,532	203,940
Steiner Leisure Ltd.*	1,854	107,421
Stewart Enterprises, Inc., Class A	9,270	121,808
Strayer Education, Inc.	1,442	63,823
Universal Technical Institute, Inc.	412	4,820
Weight Watchers International, Inc.	4,532	215,043

		2,846,945

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - 2.0%
Bank of America Corp.	134,827	$1,968,474
CBOE Holdings, Inc.	5,150	258,015
Citigroup, Inc.	31,003	1,616,496
CME Group, Inc.	3,708	274,318
Interactive Brokers Group, Inc., Class A	6,283	101,785
IntercontinentalExchange, Inc.*	927	169,131
JPMorgan Chase & Co.	38,831	2,164,052
Leucadia National Corp.	3,193	85,674
MarketAxess Holdings, Inc.	2,884	149,103
Marlin Business Services Corp.	515	11,783
McGraw Hill Financial, Inc.	3,296	203,890
Moody’s Corp.	2,575	174,508
MSCI, Inc.*	1,442	50,542
The NASDAQ OMX Group, Inc.	1,339	43,384
NewStar Financial, Inc.*	2,060	31,724
NYSE Euronext	2,781	117,247
PHH Corp.*	7,210	163,379
PICO Holdings, Inc.*	1,442	31,565

		7,615,070
Diversified Telecommunication Services - 1.3%
8x8, Inc.*	4,120	37,327
AT&T, Inc.	56,135	1,979,882
Atlantic Tele-Network, Inc.	1,339	68,289
Cbeyond, Inc.*	5,356	45,365
CenturyLink, Inc.	4,841	173,550
Cincinnati Bell, Inc.*	9,167	31,626
Cogent Communications Group, Inc.	2,987	85,488
Consolidated Communications Holdings, Inc.	3,090	54,044
Fairpoint Communications, Inc.*	2,369	20,753
Frontier Communications Corp.	5,047	22,005
General Communication, Inc., Class A*	824	7,292
IDT Corp., Class B	2,575	53,225
inContact, Inc.*	3,605	30,570
Intelsat S.A.*	3,296	70,666

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Iridium Communications, Inc.*	8,961	$75,452
Level 3 Communications, Inc.*	1,957	43,152
Lumos Networks Corp.	2,369	44,893
Premiere Global Services, Inc.*	3,811	41,921
Primus Telecommunications Group, Inc.	515	6,170
Towerstream Corp.*	4,017	11,770
tw telecom inc*	1,854	55,212
Verizon Communications, Inc.	35,638	1,763,368
Vonage Holdings Corp.*	23,587	75,950
Windstream Corp.	1,751	14,621

		4,812,591
Electric Utilities - 1.6%
ALLETE, Inc.	4,532	243,006
American Electric Power Co., Inc.	4,017	186,188
Cleco Corp.	4,738	229,840
Duke Energy Corp.	8,137	577,727
Edison International	2,884	143,767
El Paso Electric Co.	6,077	229,528
The Empire District Electric Co.	6,592	152,803
Entergy Corp.	1,854	125,145
Exelon Corp.	5,562	170,142
FirstEnergy Corp.	2,369	90,188
Great Plains Energy, Inc.	1,339	32,390
Hawaiian Electric Industries, Inc.	6,798	181,235
IDACORP, Inc.	7,725	407,648
ITC Holdings Corp.	618	56,714
MGE Energy, Inc.	1,751	102,801
NextEra Energy, Inc.	5,356	463,883
Northeast Utilities	3,914	173,821
NV Energy, Inc.	2,266	53,546
OGE Energy Corp.	2,472	92,453
Otter Tail Corp.	1,957	59,865
Pepco Holdings, Inc.	2,163	44,450
Pinnacle West Capital Corp.	1,030	60,667

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
PNM Resources, Inc.	13,184	$309,560
Portland General Electric Co.	11,742	372,221
PPL Corp.	4,944	157,071
The Southern Co.	10,197	457,233
UIL Holdings Corp.	6,077	248,185
Unitil Corp.	927	28,496
UNS Energy Corp.	4,532	230,452
Westar Energy, Inc.	1,133	38,057
Xcel Energy, Inc.	4,635	138,818

		5,857,900
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,648	142,552
American Superconductor Corp.*	5,562	13,961
AMETEK, Inc.	2,884	133,472
AZZ, Inc.	1,648	62,344
The Babcock & Wilcox Co.	1,442	44,039
Brady Corp., Class A	3,090	102,804
Capstone Turbine Corp.*	16,583	24,377
Coleman Cable, Inc.	1,133	24,620
Eaton Corp. PLC	5,356	369,296
Emerson Electric Co.	9,270	568,900
Encore Wire Corp.	1,236	51,554
EnerSys, Inc.	7,313	387,004
Enphase Energy, Inc.*	1,545	9,811
Franklin Electric Co., Inc.	2,472	92,107
FuelCell Energy, Inc.*	7,313	8,922
Generac Holdings, Inc.	3,090	133,951
General Cable Corp.	8,034	253,232
Global Power Equipment Group, Inc.	515	9,311
GrafTech International Ltd.*	8,343	62,739
Hubbell, Inc., Class B	618	66,342
II-VI, Inc.*	3,296	58,273
Polypore International, Inc.*	2,987	125,424
Powell Industries, Inc.*	618	30,406
Preformed Line Products Co.	412	30,055
Regal-Beloit Corp.	309	19,986
Rockwell Automation, Inc.	1,751	169,584

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Roper Industries, Inc.	1,133	$142,713
Sensata Technologies Holding N.V.*	1,545	58,061
SolarCity Corp.*	824	34,064
Thermon Group Holdings, Inc.*	1,030	20,610

		3,250,514
Electronic Equipment, Instruments & Components - 1.5%
Aeroflex Holding Corp.*	2,575	19,364
Amphenol Corp., Class A	2,163	169,925
Anixter International, Inc.*	4,120	342,125
Arrow Electronics, Inc.*	1,133	51,722
Audience, Inc.*	824	10,382
Avnet, Inc.*	2,060	77,600
AVX Corp.	6,180	79,042
Badger Meter, Inc.	927	44,162
Belden, Inc.	3,090	181,105
Benchmark Electronics, Inc.*	9,270	205,052
Checkpoint Systems, Inc.*	2,987	51,376
Cognex Corp.	2,266	120,347
Coherent, Inc.	1,545	87,571
Corning, Inc.	15,038	228,427
CTS Corp.	5,356	75,252
Daktronics, Inc.	2,472	26,895
Dolby Laboratories, Inc., Class A	618	20,326
DTS, Inc.*	1,236	27,983
Electro Rent Corp.	2,678	47,883
Electro Scientific Industries, Inc.	515	5,845
Fabrinet*	2,575	38,136
FARO Technologies, Inc.*	1,030	37,832
FEI Co.	2,575	199,434
Flextronics International Ltd.*	5,768	49,951
FLIR Systems, Inc.	2,884	93,644
Ingram Micro, Inc., Class A*	23,793	543,194
Insight Enterprises, Inc.*	6,798	145,409
InvenSense, Inc.*	5,974	105,620
IPG Photonics Corp.	309	18,818
Itron, Inc.*	6,283	270,923

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Jabil Circuit, Inc.	1,854	$42,624
Kemet Corp.*	8,137	35,477
Littelfuse, Inc.	1,545	123,585
Maxwell Technologies, Inc.*	2,060	16,336
Measurement Specialties, Inc.*	927	46,146
Mercury Systems, Inc.*	2,369	21,984
Methode Electronics, Inc.	2,369	44,750
Molex, Inc.	618	18,435
MTS Systems Corp.	1,030	64,942
Multi-Fineline Electronix, Inc.*	412	6,229
National Instruments Corp.	1,133	31,939
Neonode, Inc.*	1,545	12,036
Newport Corp.*	2,575	37,724
OSI Systems, Inc.*	1,339	94,252
Park Electrochemical Corp.	1,133	30,818
PC Connection, Inc.	2,472	41,925
Plexus Corp.*	4,635	162,086
RealD, Inc.*	2,369	25,230
Rofin-Sinar Technologies, Inc.*	1,751	40,466
Rogers Corp.*	1,030	57,289
Sanmina Corp.*	12,978	213,618
ScanSource, Inc.*	4,017	143,045
SYNNEX Corp.*	4,017	198,922
Tech Data Corp.*	6,386	327,857
Trimble Navigation Ltd.*	2,060	58,792
TTM Technologies, Inc.*	7,828	72,331
Uni-Pixel, Inc.*	721	9,575
Universal Display Corp.*	2,678	77,528
Vishay Intertechnology, Inc.*	14,523	208,986
Vishay Precision Group, Inc.*	824	13,365
Zygo Corp.*	3,605	56,490

		5,710,127
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc.*	515	29,015
Baker Hughes, Inc.	5,871	278,462
Basic Energy Services, Inc.*	3,502	40,063

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Bristow Group, Inc.	2,266	$154,111
C&J Energy Services, Inc.*	6,901	133,534
Cal Dive International, Inc.*	11,845	23,216
Cameron International Corp.*	3,193	189,345
CARBO Ceramics, Inc.	1,339	117,645
Core Laboratories N.V.	618	92,453
Dawson Geophysical Co.*	1,442	52,027
Diamond Offshore Drilling, Inc.	927	62,517
Dresser-Rand Group, Inc.*	1,030	62,696
Dril-Quip, Inc.*	412	37,455
Era Group, Inc.*	1,030	25,122
Exterran Holdings, Inc.*	5,665	179,864
FMC Technologies, Inc.*	2,781	148,227
Forum Energy Technologies, Inc.*	618	17,848
Geospace Technologies Corp.*	824	61,314
Gulf Island Fabrication, Inc.	1,030	25,472
Gulfmark Offshore, Inc., Class A	1,751	86,237
Halliburton Co.	11,330	512,003
Helix Energy Solutions Group, Inc.*	9,888	250,859
Helmerich & Payne, Inc.	1,133	71,606
Hercules Offshore, Inc.*	9,888	68,227
Hornbeck Offshore Services, Inc.*	2,060	109,077
ION Geophysical Corp.*	21,733	133,658
Key Energy Services, Inc.*	24,823	157,378
Matrix Service Co.*	2,678	42,446
McDermott International, Inc.*	38,213	330,542
Mitcham Industries, Inc.*	1,545	26,157
Nabors Industries Ltd.	2,987	45,970
National Oilwell Varco, Inc.	5,356	375,830
Natural Gas Services Group, Inc.*	824	20,064
Newpark Resources, Inc.*	13,390	153,182
Noble Corp.	2,884	110,169
Nuverra Environmental Solutions, Inc.*	12,669	37,374

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Oceaneering International, Inc.	1,236	$100,227
Oil States International, Inc.*	618	60,088
Pacific Drilling S.A.*	6,077	59,919
Parker Drilling Co.*	16,068	97,533
Patterson-UTI Energy, Inc.	21,012	415,407
PHI, Inc.*	2,060	72,512
Pioneer Energy Services Corp.*	4,326	29,330
Rowan Cos., PLC, Class A*	1,442	49,533
RPC, Inc.	9,579	137,171
Schlumberger Ltd.	16,583	1,348,695
SEACOR Holdings, Inc.	1,133	99,205
Superior Energy Services, Inc.*	2,884	73,888
Tesco Corp.*	4,738	62,731
TETRA Technologies, Inc.*	12,566	127,168
TGC Industries, Inc.	2,163	19,402
Tidewater, Inc.	6,386	376,710
Unit Corp.*	7,004	315,740
Willbros Group, Inc.*	4,326	31,061

		7,737,485
Food & Staples Retailing - 1.7%
The Andersons, Inc.	2,884	171,079
Casey’s General Stores, Inc.	2,266	150,077
The Chefs’ Warehouse, Inc*	515	10,326
Costco Wholesale Corp.	5,459	640,286
CVS Caremark Corp.	15,347	943,687
Fairway Group Holdings Corp.*	618	15,493
The Fresh Market, Inc.*	2,781	146,781
Harris Teeter Supermarkets, Inc.	4,532	222,884
Ingles Markets, Inc., Class A	1,442	41,039
The Kroger Co.	4,841	190,106
Nash Finch Co.	1,545	36,230
Natural Grocers by Vitamin Cottage, Inc.*	515	18,458
The Pantry, Inc.*	2,472	30,776
Pricesmart, Inc.	1,133	103,137

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Rite Aid Corp.*	64,478	$193,434
Roundy’s, Inc.	3,811	34,756
Safeway, Inc.	2,472	63,753
Spartan Stores, Inc.	3,605	70,910
SUPERVALU, Inc.*	30,385	243,384
Susser Holdings Corp.*	1,442	74,580
Sysco Corp.	7,313	252,372
United Natural Foods, Inc.*	3,090	181,074
Village Super Market, Inc., Class A	927	34,160
Walgreen Co.	8,343	419,236
Wal-Mart Stores, Inc.	20,703	1,613,592
Weis Markets, Inc.	1,648	82,763
Whole Foods Market, Inc.	4,326	240,439

		6,224,812
Food Products - 1.6%
Amira Nature Foods Ltd.*	721	5,840
Annie’s, Inc.*	1,030	42,549
Archer-Daniels-Midland Co.	6,592	240,410
B&G Foods, Inc.	3,296	114,833
Boulder Brands, Inc.*	3,811	49,200
Bunge Ltd.	1,442	109,606
Calavo Growers, Inc.	1,030	27,975
Cal-Maine Foods, Inc.	1,854	93,961
Campbell Soup Co.	2,472	115,690
Chiquita Brands International, Inc.*	7,107	85,853
ConAgra Foods, Inc.	4,017	145,456
Darling International, Inc.*	12,669	257,181
Dean Foods Co.*	5,768	62,871
Diamond Foods, Inc.*	2,060	42,003
Dole Food Co., Inc.*	5,459	70,421
Flowers Foods, Inc.	2,163	49,662
Fresh Del Monte Produce, Inc.	6,180	173,596
General Mills, Inc.	8,446	439,192
Green Mountain Coffee Roasters, Inc.*	1,442	111,294
The Hain Celestial Group, Inc.*	3,296	240,476
The Hershey Co.	1,957	185,661
Hillshire Brands Co.	1,339	47,146

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Hormel Foods Corp.	1,751	$74,155
Ingredion, Inc.	721	48,451
J&J Snack Foods Corp.	927	73,863
The JM Smucker Co.	1,442	162,254
John B Sanfilippo & Son, Inc.	721	15,559
Kellogg Co.	3,090	204,682
Kraft Foods Group, Inc.	7,725	437,080
Lancaster Colony Corp.	1,236	102,625
McCormick & Co., Inc.	1,442	103,262
Mead Johnson Nutrition Co.	2,472	180,060
Mondelez International, Inc., Class A	21,939	686,033
Omega Protein Corp.*	2,987	25,001
Pilgrim’s Pride Corp.*	9,682	160,915
Pinnacle Foods, Inc.	1,957	49,845
Post Holdings, Inc.*	1,854	86,007
Sanderson Farms, Inc.	2,163	152,794
Seneca Foods Corp., Class A*	927	32,584
Smithfield Foods, Inc.*	1,545	51,294
Snyders-Lance, Inc.	4,017	127,138
Tootsie Roll Industries, Inc.	1,957	66,264
TreeHouse Foods, Inc.*	2,266	160,863
Tyson Foods, Inc., Class A	2,987	82,501
WhiteWave Foods Co., Class A*	10,300	192,507

		5,986,613
Gas Utilities - 0.4%
AGL Resources, Inc.	1,339	61,313
Atmos Energy Corp.	824	36,454
Chesapeake Utilities Corp.	1,545	91,572
The Laclede Group, Inc.	2,987	136,984
National Fuel Gas Co.	927	60,097
New Jersey Resources Corp.	3,090	138,308
Northwest Natural Gas Co.	1,236	54,310
ONEOK, Inc.	1,854	98,169
Piedmont Natural Gas Co., Inc.	4,635	160,139
Questar Corp.	2,163	51,609
South Jersey Industries, Inc.	1,957	119,573

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Southwest Gas Corp.	4,120	$204,517
UGI Corp.	1,030	43,250
WGL Holdings, Inc.	4,944	227,276

		1,483,571
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	1,442	60,708
Abbott Laboratories	20,188	739,486
ABIOMED, Inc.*	2,163	54,248
Accuray, Inc.*	4,017	24,946
Alere, Inc.*	12,154	405,944
Align Technology, Inc.*	4,738	203,924
Analogic Corp.	824	58,825
AngioDynamics, Inc.*	2,163	25,848
Anika Therapeutics, Inc.*	309	6,214
Antares Pharma, Inc.*	6,283	27,771
ArthroCare Corp.*	1,751	63,491
AtriCure, Inc.*	824	7,960
Baxter International, Inc.	6,695	489,003
Becton Dickinson and Co.	3,193	331,178
Biolase, Inc.*	2,781	10,151
Boston Scientific Corp.*	18,952	206,956
C.R. Bard, Inc.	927	106,234
Cantel Medical Corp.	1,854	49,205
Cardiovascular Systems, Inc.*	1,133	23,328
CareFusion Corp.*	2,781	107,263
Cerus Corp.*	4,017	22,495
CONMED Corp.	4,017	131,758
The Cooper Cos., Inc.	618	78,702
Covidien PLC	6,180	380,873
Cyberonics, Inc.*	1,854	96,389
DENTSPLY International, Inc.	1,751	75,083
DexCom, Inc.*	4,738	103,194
Edwards Lifesciences Corp.*	1,339	95,578
Endologix, Inc.*	3,399	53,126
Greatbatch, Inc.*	3,605	136,269
Haemonetics Corp.*	3,502	147,854
HeartWare International, Inc.*	927	85,673
Hill-Rom Holdings, Inc.	6,077	225,274
Hologic, Inc.*	3,296	74,819

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
ICU Medical, Inc.*	824	$59,073
IDEXX Laboratories, Inc.*	721	70,651
Insulet Corp.*	3,399	108,394
Integra LifeSciences Holdings Corp.*	3,399	133,887
Intuitive Surgical, Inc.*	515	199,820
Invacare Corp.	2,163	33,764
MAKO Surgical Corp.*	2,369	33,261
Masimo Corp.	3,502	81,562
Medtronic, Inc.	12,978	716,905
Meridian Bioscience, Inc.	2,575	63,680
Merit Medical Systems, Inc.*	721	9,474
Natus Medical, Inc.*	1,854	23,713
Navidea Biopharmaceuticals, Inc.*	5,562	16,908
Neogen Corp.*	1,545	87,262
NuVasive, Inc.*	2,781	63,462
NxStage Medical, Inc.*	2,266	29,367
OraSure Technologies, Inc.*	3,296	14,601
Orthofix International N.V.*	1,236	28,070
PhotoMedex, Inc.*	1,442	22,957
Quidel Corp.*	1,854	49,632
ResMed, Inc.	1,957	93,251
RTI Surgical, Inc.*	4,326	16,958
Sirona Dental Systems, Inc.*	515	36,359
Solta Medical, Inc.*	3,296	8,932
Spectranetics Corp.*	2,781	50,114
St. Jude Medical, Inc.	3,399	178,074
Staar Surgical Co.*	1,957	20,568
STERIS Corp.	3,502	157,660
Stryker Corp.	3,708	261,266
SurModics, Inc.*	1,030	20,847
Symmetry Medical, Inc.*	2,163	18,840
TearLab Corp.*	1,030	14,574
Teleflex, Inc.	3,090	245,439
Thoratec Corp.*	2,575	84,434
Tornier N.V.*	2,472	40,541
Unilife Corp.*	5,871	16,556
Varian Medical Systems, Inc.*	1,442	104,545

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Vascular Solutions, Inc.*	1,442	$23,303
Volcano Corp.*	3,296	65,821
West Pharmaceutical Services, Inc.	2,163	159,543
Wright Medical Group, Inc.*	2,575	70,606
Zimmer Holdings, Inc.	2,163	180,567

		8,425,011
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	1,339	49,369
Accretive Health, Inc.*	2,163	21,587
Aetna, Inc.	4,120	264,380
Air Methods Corp.	2,163	72,655
Almost Family, Inc.	412	7,882
Amedisys, Inc.*	4,635	57,984
AmerisourceBergen Corp.	2,266	132,040
AMN Healthcare Services, Inc.*	2,575	38,058
Amsurg Corp.*	2,884	112,793
Bio-Reference Labs, Inc.*	1,545	41,329
BioScrip, Inc.*	3,502	56,907
Brookdale Senior Living, Inc.*	2,884	83,982
Capital Senior Living Corp.*	1,339	30,851
Cardinal Health, Inc.	4,326	216,689
Centene Corp.*	3,399	188,543
Chemed Corp.	1,545	109,062
Cigna Corp.	3,090	240,495
Community Health Systems, Inc.	4,223	194,511
Corvel Corp.*	618	20,944
Cross Country Healthcare, Inc.*	1,957	11,037
DaVita HealthCare Partners, Inc.*	1,133	131,893
Emeritus Corp.*	1,957	45,383
The Ensign Group, Inc.	2,678	102,407
ExamWorks Group, Inc.*	4,120	100,034
Express Scripts Holding Co.*	8,755	573,890
Five Star Quality Care, Inc.*	5,974	35,366
Gentiva Health Services, Inc.*	4,841	51,992

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Hanger, Inc.*	2,369	$87,463
HCA Holdings, Inc.	1,648	64,272
Health Management Associates, Inc., Class A*	41,509	559,541
Health Net, Inc.*	5,253	161,110
HealthSouth Corp.*	6,489	211,282
Healthways, Inc.*	4,223	72,467
Henry Schein, Inc.*	1,133	117,639
Humana, Inc.	1,442	131,597
IPC The Hospitalist Co., Inc.*	1,030	51,881
Kindred Healthcare, Inc.*	8,343	128,148
Laboratory Corp of America Holdings*	1,236	119,571
Landauer, Inc.	206	10,150
LHC Group, Inc.*	2,987	68,522
LifePoint Hospitals, Inc.*	7,416	364,571
Magellan Health Services, Inc.*	4,532	259,004
McKesson Corp.	3,090	379,019
MEDNAX, Inc.*	618	60,206
Molina Healthcare, Inc.*	3,502	129,994
MWI Veterinary Supply, Inc.*	824	117,148
National Healthcare Corp.	1,648	79,153
National Research Corp., Class B	515	20,137
Omnicare, Inc.	1,133	59,811
Owens & Minor, Inc.	9,991	359,276
Patterson Cos., Inc.	1,236	50,540
PharMerica Corp.*	4,635	67,856
The Providence Service Corp.*	2,266	62,474
Quest Diagnostics, Inc.	1,545	90,089
Select Medical Holdings Corp.	3,193	28,641
Skilled Healthcare Group, Inc., Class A*	3,296	21,490
Team Health Holdings, Inc.*	3,914	157,421
Tenet Healthcare Corp.*	3,914	174,760
Triple-S Management Corp., Class B*	2,987	64,997
U.S. Physical Therapy, Inc.	721	20,635
UnitedHealth Group, Inc.	10,403	757,859
Universal American Corp.	4,429	48,010

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Universal Health Services, Inc., Class B	824	$57,639
Vanguard Health Systems, Inc.*	3,914	81,842
VCA Antech, Inc.*	5,562	159,963
WellCare Health Plans, Inc.*	6,180	377,165
WellPoint, Inc.	3,090	264,380

		9,089,786
Health Care Technology - 0.3%
Allscripts Healthcare
Solutions, Inc.*	11,536	182,384
athenahealth, Inc.*	1,236	138,370
Cerner Corp.*	3,502	171,598
Computer Programs & Systems, Inc.	721	40,189
Greenway Medical Technologies*	309	3,575
HealthStream, Inc.*	1,339	42,179
HMS Holdings Corp.*	5,768	139,528
MedAssets, Inc.*	3,811	82,965
Medidata Solutions, Inc.*	1,648	152,489
Merge Healthcare, Inc.*	3,811	17,264
Omnicell, Inc.*	2,163	45,639
Quality Systems, Inc.	1,442	32,979
Vocera Communications, Inc.*	309	4,474

		1,053,633
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc.*	1,545	56,856
Ameristar Casinos, Inc.	5,047	133,594
Bally Technologies, Inc.*	2,884	206,725
Biglari Holdings, Inc.*	103	42,906
BJ’s Restaurants, Inc.*	1,545	55,064
Bloomin’ Brands, Inc.*	2,369	55,908
Bob Evans Farms, Inc.	3,914	198,909
Boyd Gaming Corp.*	6,901	91,852
Bravo Brio Restaurant Group, Inc.*	1,133	18,513
Brinker International, Inc.	5,665	227,450
Buffalo Wild Wings, Inc.*	1,133	117,356
Caesars Entertainment Corp.*	2,781	44,663
Carnival Corp.	5,150	190,704
CEC Entertainment, Inc.	2,884	119,946

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
The Cheesecake Factory, Inc.	3,502	$148,625
Chipotle Mexican Grill, Inc.*	309	127,391
Choice Hotels International, Inc.	1,751	72,789
Churchill Downs, Inc.	824	66,917
Chuy’s Holdings, Inc.*	1,339	47,253
Cracker Barrel Old Country Store, Inc.	3,605	352,929
Darden Restaurants, Inc.	1,030	50,521
Denny’s Corp.*	11,433	65,054
DineEquity, Inc.	1,133	78,936
Domino’s Pizza, Inc.	3,708	232,047
Dunkin’ Brands Group, Inc.	1,854	80,093
Einstein Noah Restaurant Group, Inc.	824	13,374
Fiesta Restaurant Group, Inc.*	824	25,997
Hyatt Hotels Corp., Class A*	515	23,304
Ignite Restaurant Group, Inc.*	824	13,192
International Game Technology	3,502	64,682
International Speedway Corp., Class A	1,751	59,271
Interval Leisure Group, Inc.	2,575	55,388
Isle of Capri Casinos, Inc.*	1,545	12,267
Jack in the Box, Inc.*	2,884	115,620
Krispy Kreme Doughnuts, Inc.*	3,811	80,107
Las Vegas Sands Corp.	4,120	228,948
Life Time Fitness, Inc.*	2,575	137,222
Marcus Corp.	2,472	32,012
Marriott International, Inc., Class A	3,708	154,142
Marriott Vacations Worldwide Corp.*	2,472	108,768
McDonald’s Corp.	12,360	1,212,269
MGM Resorts International*	3,605	58,798
Morgans Hotel Group Co.*	1,957	14,071
Multimedia Games Holding Co., Inc.*	1,854	64,871
Orient-Express Hotels Ltd., Class A*	5,974	74,735

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Panera Bread Co., Class A*	412	$68,825
Papa John’s International, Inc.*	1,236	82,639
Penn National Gaming, Inc.*	824	41,192
Pinnacle Entertainment, Inc.*	4,017	85,361
Red Robin Gourmet Burgers, Inc.*	927	52,728
Royal Caribbean Cruises Ltd.	1,339	51,003
Ruby Tuesday, Inc.*	8,343	61,071
Ruth’s Hospitality Group, Inc.	2,266	27,101
Scientific Games Corp., Class A*	3,914	53,348
SHFL Entertainment, Inc.*	3,399	77,327
Six Flags Entertainment Corp.	2,884	106,102
Sonic Corp.*	3,914	60,158
Starbucks Corp.	8,961	638,382
Starwood Hotels & Resorts Worldwide, Inc.	2,472	163,523
Texas Roadhouse, Inc.	4,017	98,175
Town Sports International Holdings, Inc.	3,502	44,195
Vail Resorts, Inc.	2,369	158,676
The Wendy’s Co.	20,085	142,804
WMS Industries, Inc.*	3,502	90,177
Wyndham Worldwide Corp.	1,545	96,254
Wynn Resorts Ltd.	927	123,412
Yum! Brands, Inc.	5,665	413,092

		8,167,584
Household Durables - 0.6%
American Greetings Corp., Class A	4,532	86,289
Bassett Furniture Industries, Inc.	206	3,281
Beazer Homes USA, Inc.*	2,678	46,035
Blyth, Inc.	721	10,101
Cavco Industries, Inc.*	412	22,573
CSS Industries, Inc.	1,854	49,372
DR Horton, Inc.	3,502	70,390
Ethan Allen Interiors, Inc.	1,751	53,178

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Garmin Ltd.	618	$24,769
Harman International Industries, Inc.	721	43,642
Helen of Troy Ltd.*	5,150	218,772
Hovnanian Enterprises, Inc., Class A*	5,253	28,103
iRobot Corp.*	1,648	57,614
Jarden Corp.*	1,030	46,834
KB Home	5,562	98,725
La-Z-Boy, Inc.	3,399	70,461
Leggett & Platt, Inc.	1,751	54,999
Lennar Corp., Class A	1,957	66,284
Libbey, Inc.*	1,957	48,260
M/I Homes, Inc.*	1,957	41,606
MDC Holdings, Inc.	2,884	91,250
Meritage Homes Corp.*	2,163	97,897
Mohawk Industries, Inc.*	721	85,792
NACCO Industries, Inc., Class A	824	50,536
Newell Rubbermaid, Inc.	2,781	75,143
NVR, Inc.*	103	95,337
PulteGroup, Inc.*	5,047	83,932
The Ryland Group, Inc.	2,884	116,629
Standard Pacific Corp.*	9,888	80,884
Tempur Sealy International, Inc.*	3,605	142,938
Toll Brothers, Inc.*	1,854	60,941
Tupperware Brands Corp.	721	60,766
Universal Electronics, Inc.*	2,472	76,212
Whirlpool Corp.	721	96,571
Zagg, Inc.*	3,090	13,998

		2,370,114
Household Products - 1.2%
Central Garden and Pet Co., Class A*	7,622	57,470
Church & Dwight Co., Inc.	1,751	111,539
The Clorox Co.	1,648	141,629
Colgate-Palmolive Co.	11,330	678,327
Energizer Holdings, Inc.	721	73,398
Kimberly-Clark Corp.	4,429	437,585
The Procter & Gamble Co.	33,887	2,721,126
Spectrum Brands Holdings, Inc.	2,060	116,225

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
WD-40 Co.	927	$53,312

		4,390,611
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,871	73,035
Calpine Corp.*	4,532	90,685
Dynegy, Inc.*	6,180	128,791
Genie Energy Ltd., Class B*	2,163	22,301
NRG Energy, Inc.	4,120	110,499
Ormat Technologies, Inc.	1,133	26,093

		451,404
Industrial Conglomerates - 1.1%
3M Co.	7,828	919,242
Carlisle Cos., Inc.	824	55,818
Danaher Corp.	7,519	506,330
General Electric Co.	105,781	2,577,883
Raven Industries, Inc.	2,987	91,581

		4,150,854
Insurance - 4.5%
ACE Ltd.	3,296	301,188
Aflac, Inc.	4,532	279,534
Alleghany Corp.*	206	83,199
Allied World Assurance Co. Holdings AG	412	38,996
The Allstate Corp.	5,768	294,053
American Equity Investment Life Holding Co.	9,373	170,589
American Financial Group, Inc./OH	824	42,593
American International Group, Inc.*	18,746	853,130
American National Insurance Co.	1,442	162,225
American Safety Insurance Holdings Ltd.*	1,339	40,116
AMERISAFE, Inc.	1,339	47,842
Amtrust Financial Services, Inc.	4,017	167,228
Aon PLC	4,120	278,100
Arch Capital Group Ltd.*	1,648	89,239
Argo Group International Holdings Ltd.	5,253	234,546
Arthur J Gallagher & Co.	1,339	59,425

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Aspen Insurance Holdings Ltd.	10,815	$405,454
Assurant, Inc.	927	50,206
Assured Guaranty Ltd.	8,137	176,085
Axis Capital Holdings Ltd.	1,339	58,327
Baldwin & Lyons, Inc., Class B	1,133	30,262
Berkshire Hathaway, Inc., Class B*	22,248	2,577,876
Brown & Brown, Inc.	1,442	47,572
The Chubb Corp.	3,399	294,014
Cincinnati Financial Corp.	1,854	90,846
Citizens, Inc./TX*	2,575	18,386
CNA Financial Corp.	206	7,315
CNO Financial Group, Inc.	37,080	529,502
eHealth, Inc.*	1,339	41,161
Employers Holdings, Inc.	2,369	62,281
Endurance Specialty Holdings Ltd.	6,592	346,937
Enstar Group Ltd.*	1,339	192,388
Erie Indemnity Co., Class A	309	24,834
Everest Re Group Ltd.	515	68,768
FBL Financial Group, Inc., Class A	2,163	95,670
Fidelity National Financial, Inc., Class A	2,163	52,950
First American Financial Corp.	16,377	372,249
Genworth Financial, Inc., Class A*	4,635	60,209
Greenlight Capital Re Ltd., Class A*	4,532	119,826
The Hanover Insurance Group, Inc.	6,901	371,481
Hartford Financial Services Group, Inc.	4,429	136,679
HCC Insurance Holdings, Inc.	1,030	45,866
HCI Group, Inc.	1,236	45,114
Hilltop Holdings, Inc.*	5,562	94,721
Horace Mann Educators Corp.	6,180	175,141
Infinity Property & Casualty Corp.	1,854	120,529
Kemper Corp.	8,858	309,587
Lincoln National Corp.	2,678	111,592

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Loews Corp.	4,429	$201,741
Maiden Holdings Ltd.	9,682	117,733
Markel Corp.*	103	54,590
Marsh & McLennan Cos., Inc.	7,313	306,195
MBIA, Inc.*	22,660	305,910
Meadowbrook Insurance Group, Inc.	5,047	38,307
Mercury General Corp.	3,399	150,236
MetLife, Inc.	11,021	533,637
Montpelier Re Holdings Ltd.	8,446	228,126
National Interstate Corp.	824	22,454
National Western Life Insurance Co., Class A	412	88,147
The Navigators Group, Inc.*	824	47,759
Old Republic International Corp.	16,480	238,136
OneBeacon Insurance Group Ltd., Class A	3,296	47,792
PartnerRe Ltd.	618	55,336
The Phoenix Cos, Inc.*	1,133	48,345
Platinum Underwriters Holdings Ltd.	5,665	329,080
Primerica, Inc.	6,077	249,400
Principal Financial Group, Inc.	2,884	125,050
ProAssurance Corp.	3,708	198,489
The Progressive Corp.	7,416	192,890
Protective Life Corp.	12,051	522,170
Prudential Financial, Inc.	4,532	357,892
Reinsurance Group of America, Inc.	721	49,093
RenaissanceRe Holdings Ltd.	515	44,790
RLI Corp.	1,030	85,016
Safety Insurance Group, Inc.	2,060	110,766
Selective Insurance Group, Inc.	7,210	176,285
StanCorp Financial Group, Inc.	6,901	366,374
State Auto Financial Corp.	2,472	50,182
Stewart Information Services Corp.	2,575	79,645
Symetra Financial Corp.	12,051	216,677

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Torchmark Corp.	1,030	$73,212
Tower Group International Ltd.	6,387	139,678
The Travelers Cos., Inc.	4,017	335,620
United Fire Group, Inc.	3,296	85,729
Universal Insurance
Holdings, Inc.	1,751	13,763
Unum Group	2,678	84,732
Validus Holdings Ltd.	2,266	80,284
W.R. Berkley Corp.	1,236	52,369
White Mountains Insurance Group Ltd.	103	61,594
Willis Group Holdings PLC	2,060	88,168
XL Group PLC	2,884	90,413

		17,019,636
Internet & Catalog Retail - 0.8%
Amazon.com, Inc.*	4,635	1,396,155
Blue Nile, Inc.*	927	35,995
Expedia, Inc.	1,236	58,253
Groupon, Inc.*	3,090	27,377
HomeAway, Inc.*	2,060	62,027
HSN, Inc.	1,133	68,048
Liberty Interactive Corp., Class A*	7,107	173,837
Netflix, Inc.*	721	176,083
Nutrisystem, Inc.	2,987	37,367
Orbitz Worldwide, Inc.*	1,648	15,178
Overstock.com, Inc.*	721	24,521
PetMed Express, Inc.	1,030	17,252
priceline.com, Inc.*	618	541,164
Shutterfly, Inc.*	1,957	104,876
TripAdvisor, Inc.*	1,751	131,360
Valuevision Media, Inc., Class A*	4,635	27,486
Vitacost.com, Inc.*	1,133	10,106

		2,907,085
Internet Software & Services - 2.2%
The Active Network, Inc.*	2,266	19,329
Akamai Technologies, Inc.*	2,266	106,955
Angie’s List, Inc.*	2,163	47,629
AOL, Inc.*	2,266	83,479
Bankrate, Inc.*	2,781	49,863

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Bazaarvoice, Inc.*	2,884	$30,224
Blucora, Inc.*	6,489	129,780
Brightcove, Inc.*	1,751	17,895
Carbonite, Inc.*	1,133	14,944
comScore, Inc.*	1,751	50,709
Constant Contact, Inc.*	1,854	35,578
Cornerstone OnDemand, Inc.*	1,751	77,114
CoStar Group, Inc.*	1,648	257,994
Dealertrack Technologies, Inc.*	2,678	100,157
Demand Media, Inc.*	2,472	16,167
Demandware, Inc.*	206	9,151
Dice Holdings, Inc.*	3,296	28,576
Digital River, Inc.*	2,369	40,249
EarthLink, Inc.	18,437	115,600
eBay, Inc.*	14,729	761,342
Envestnet, Inc.*	1,442	35,891
Equinix, Inc.*	412	73,892
Facebook, Inc., Class A*	7,725	284,512
Global Eagle Entertainment, Inc.*	2,781	31,453
Google, Inc., Class A*	3,399	3,016,952
IAC/InterActiveCorp	824	41,703
Internap Network Services Corp.*	3,399	27,702
IntraLinks Holdings, Inc.*	5,459	51,861
j2 Global, Inc.	5,356	245,144
Keynote Systems, Inc.	2,678	53,373
Limelight Networks, Inc.*	5,253	12,607
LinkedIn Corp., Class A*	824	167,923
Liquidity Services, Inc.*	1,957	55,775
LivePerson, Inc.*	3,090	28,552
LogMeIn, Inc.*	1,442	42,856
Millennial Media, Inc.*	824	8,166
Monster Worldwide, Inc.*	20,703	118,421
Move, Inc.*	2,472	34,336
NIC, Inc.	4,120	75,890
OpenTable, Inc.*	1,545	98,386
Pandora Media, Inc.*	6,489	119,008
Perficient, Inc.*	4,841	66,080
QuinStreet, Inc.*	3,914	36,439
Rackspace Hosting, Inc.*	1,339	60,643

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
RealNetworks, Inc.*	5,356	$42,152
Responsys, Inc.*	1,648	23,880
SciQuest, Inc.*	1,133	27,940
Shutterstock, Inc.*	206	10,949
SPS Commerce, Inc.*	721	46,526
Stamps.com, Inc.*	927	36,950
support.com, Inc.*	3,914	19,766
Travelzoo, Inc.*	515	14,765
Trulia, Inc.*	1,339	49,891
United Online, Inc.	13,699	111,236
Unwired Planet, Inc.*	6,283	12,755
ValueClick, Inc.*	4,429	108,245
VeriSign, Inc.*	1,957	93,623
VistaPrint N.V.*	2,163	110,270
Vocus, Inc.*	1,236	12,632
Web.com Group, Inc.*	4,738	123,093
WebMD Health Corp.*	3,090	102,001
XO Group, Inc.*	1,957	23,406
Xoom Corp.*	515	16,897
Yahoo!, Inc.*	12,257	344,299
Yelp, Inc.*	1,030	43,054
Zillow, Inc., Class A*	927	68,487
Zix Corp.*	3,708	16,686

		8,239,803
IT Services - 3.0%
Accenture PLC, Class A	7,931	585,387
Acxiom Corp.*	5,253	135,370
Alliance Data Systems Corp.*	515	101,857
Amdocs Ltd.	2,163	83,211
Automatic Data Processing, Inc.	6,283	452,942
Blackhawk Network Holdings, Inc.*	824	20,106
Booz Allen Hamilton Holding Corp.	5,150	110,107
Broadridge Financial Solutions, Inc.	1,545	44,712
CACI International, Inc., Class A*	3,708	246,211
Cardtronics, Inc.*	2,781	81,928
Cass Information Systems, Inc.	515	28,433
CIBER, Inc.*	4,017	14,622

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Cognizant Technology Solutions Corp., Class A*	3,811	$275,878
Computer Sciences Corp.	1,442	68,726
Computer Task Group, Inc.	1,339	24,905
Convergys Corp.	9,579	181,331
CoreLogic, Inc.*	6,180	172,422
CSG Systems International, Inc.	5,150	121,952
DST Systems, Inc.	2,781	194,753
EPAM Systems, Inc.*	412	11,927
Euronet Worldwide, Inc.*	3,296	121,326
ExlService Holdings, Inc.*	1,648	46,144
Fidelity National Information Services, Inc.	2,987	128,919
Fiserv, Inc.*	1,751	168,516
FleetCor Technologies, Inc.*	1,133	101,709
Forrester Research, Inc.	824	28,906
Gartner, Inc.*	1,133	67,991
Genpact Ltd.	1,030	21,002
Global Cash Access Holdings, Inc.*	12,463	87,116
Global Payments, Inc.	1,030	47,699
Heartland Payment Systems, Inc.	2,369	88,387
Higher One Holdings, Inc.*	2,163	23,360
iGATE Corp.*	5,665	132,051
International Business Machines Corp.	13,081	2,551,318
Jack Henry & Associates, Inc.	1,030	49,749
Lender Processing Services, Inc.	13,699	447,683
Lionbridge Technologies, Inc.*	8,137	26,934
ManTech International Corp., Class A	3,399	100,407
Mastercard, Inc., Class A	1,339	817,607
MAXIMUS, Inc.	4,532	170,449
ModusLink Global Solutions, Inc.*	7,519	23,384
MoneyGram International, Inc.*	2,163	46,959
NeuStar, Inc., Class A*	4,429	248,378
Paychex, Inc.	4,017	158,431
PRGX Global, Inc.*	3,090	19,158

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
SAIC, Inc.	2,987	$45,671
Sapient Corp.*	6,695	91,789
ServiceSource International, Inc.*	3,193	34,069
Sykes Enterprises, Inc.*	6,592	115,756
Syntel, Inc.	927	66,540
TeleTech Holdings, Inc.*	4,223	105,786
Teradata Corp.*	2,369	140,055
Total System Services, Inc.	2,163	59,288
Unisys Corp.*	7,416	192,371
Vantiv, Inc., Class A*	1,339	34,935
VeriFone Systems, Inc.*	18,849	359,450
Virtusa Corp.*	1,133	29,209
Visa, Inc., Class A	6,283	1,112,154
The Western Union Co.	5,871	105,443
WEX, Inc.*	1,648	143,277

		11,316,156
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	721	39,684
Black Diamond, Inc.*	1,339	13,845
Brunswick Corp.	6,489	244,960
Callaway Golf Co.	4,223	30,321
Hasbro, Inc.	1,339	61,594
JAKKS Pacific, Inc.	1,442	8,667
LeapFrog Enterprises, Inc.*	2,884	33,224
Mattel, Inc.	4,223	177,493
Nautilus, Inc.*	1,339	11,756
Polaris Industries, Inc.	824	92,403
Smith & Wesson Holding Corp.*	3,811	45,122
Steinway Musical Instruments, Inc.*	618	22,464
Sturm Ruger & Co., Inc.	1,236	62,875

		844,408
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc.*	5,253	19,961
Agilent Technologies, Inc.	4,326	193,502
Albany Molecular Research, Inc.*	927	11,782
Bio-Rad Laboratories, Inc., Class A*	309	37,695
Bruker Corp.*	4,326	77,522
Cambrex Corp.*	4,429	64,885

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Life Sciences Tools & Services - (continued)
Charles River Laboratories International, Inc.*	3,296	$150,100
Covance, Inc.*	721	59,482
Fluidigm Corp.*	1,133	20,122
Furiex Pharmaceuticals, Inc.*	206	9,062
Illumina, Inc.*	1,545	123,322
Life Technologies Corp.*	2,266	169,044
Luminex Corp.*	2,472	49,218
Mettler-Toledo International, Inc.*	412	90,887
PAREXEL International Corp.*	3,811	188,454
PerkinElmer, Inc.	1,442	49,158
Sequenom, Inc.*	8,240	24,720
Techne Corp.	2,369	174,690
Thermo Fisher Scientific, Inc.	4,326	394,142
Waters Corp.*	1,133	114,365

		2,022,113
Machinery - 2.8%
Accuride Corp.*	5,871	33,582
Actuant Corp., Class A	5,047	178,210
AGCO Corp.	927	52,144
Alamo Group, Inc.	721	30,044
Albany International Corp., Class A	4,120	142,181
Altra Holdings, Inc.	1,648	41,101
American Railcar Industries, Inc.	1,545	55,512
Astec Industries, Inc.	1,236	43,260
Barnes Group, Inc.	7,519	248,127
Blount International, Inc.*	3,090	40,726
Briggs & Stratton Corp.	6,180	125,145
Caterpillar, Inc.	7,004	580,702
Chart Industries, Inc.*	1,957	222,511
CIRCOR International, Inc.	2,266	119,010
CLARCOR, Inc.	3,090	169,888
Colfax Corp.*	2,369	125,723
Columbus McKinnon Corp.*	2,266	50,124
Commercial Vehicle Group, Inc.*	3,502	25,354
Crane Co.	7,725	470,453
Cummins, Inc.	1,957	237,169

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Deere & Co.	3,914	$325,136
Donaldson Co., Inc.	1,339	48,539
Douglas Dynamics, Inc.	1,236	17,761
Dover Corp.	1,751	149,956
Dynamic Materials Corp.	824	15,977
Energy Recovery, Inc.*	2,575	11,253
EnPro Industries, Inc.*	1,339	76,095
ESCO Technologies, Inc.	1,751	60,637
The ExOne Co.*	309	18,855
Federal Signal Corp.*	4,017	38,965
Flow International Corp.*	1,957	7,554
Flowserve Corp.	4,944	280,226
FreightCar America, Inc.	103	1,876
The Gorman-Rupp Co.	1,133	39,349
Graco, Inc.	721	50,311
Graham Corp.	618	20,202
Greenbrier Cos., Inc.*	3,914	89,513
Hardinge, Inc.	1,236	19,554
Harsco Corp.	12,463	321,047
Hyster-Yale Materials Handling, Inc.	824	53,568
IDEX Corp.	1,030	61,440
Illinois Tool Works, Inc.	4,944	356,166
Ingersoll-Rand PLC	4,017	245,238
ITT Corp.	6,901	215,587
John Bean Technologies Corp.	4,017	95,243
Joy Global, Inc.	515	25,493
Kadant, Inc.	2,060	67,444
Kaydon Corp.	4,635	134,786
Kennametal, Inc.	1,030	44,640
L.B. Foster Co., Class A	927	43,087
Lincoln Electric Holdings, Inc.	1,648	97,298
Lindsay Corp.	618	46,412
Lydall, Inc.*	2,987	46,478
The Manitowoc Co., Inc.	8,755	179,740
Meritor, Inc.*	10,918	88,763
Middleby Corp.*	1,236	221,170
Miller Industries, Inc.	1,133	18,796
Mueller Industries, Inc.	1,957	107,420
Mueller Water Products, Inc., Class A	9,991	77,330

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Navistar International Corp.*	12,978	$443,199
NN, Inc.	2,472	30,406
Nordson Corp.	721	52,027
Oshkosh Corp.*	4,326	193,891
PACCAR, Inc.	4,532	255,016
Pall Corp.	1,442	100,882
Parker Hannifin Corp.	1,751	180,843
Pentair Ltd.	2,266	138,407
Proto Labs, Inc.*	618	41,820
RBC Bearings, Inc.*	1,442	79,108
Rexnord Corp.*	927	17,585
Snap-on, Inc.	721	68,387
SPX Corp.	515	39,351
Standex International Corp.	1,339	79,041
Stanley Black & Decker, Inc.	1,545	130,738
Sun Hydraulics Corp.	1,339	42,112
Tennant Co.	1,133	58,463
Terex Corp.*	17,922	528,341
Timken Co.	721	42,121
Titan International, Inc.	8,755	150,936
The Toro Co.	3,914	192,882
Trimas Corp.*	1,751	64,840
Trinity Industries, Inc.	4,738	186,535
Twin Disc, Inc.	927	23,156
Valmont Industries, Inc.	412	57,532
Wabash National Corp.*	10,300	110,519
WABCO Holdings, Inc.*	824	65,145
Wabtec Corp.	1,236	71,762
Watts Water Technologies, Inc., Class A	1,957	102,312
Woodward, Inc.	4,120	168,590
Xylem, Inc.	3,399	84,737

		10,610,555
Marine - 0.0%†
Kirby Corp.*	721	60,895
Matson, Inc.	3,296	93,343

		154,238
Media - 3.0%
AMC Networks, Inc., Class A*	618	42,185
Arbitron, Inc.	1,751	80,476

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Belo Corp., Class A	14,832	$211,504
Cablevision Systems Corp., Class A	2,266	42,352
Carmike Cinemas, Inc.*	2,575	47,174
CBS Corp., Class B	7,519	397,304
Charter Communications, Inc., Class A*	927	116,561
Cinemark Holdings, Inc.	4,223	122,974
Clear Channel Outdoor Holdings, Inc., Class A*	5,871	43,563
Comcast Corp., Class A	32,136	1,448,691
Cumulus Media, Inc., Class A*	10,815	46,288
Digital Generation, Inc.*	618	4,789
DIRECTV*	6,489	410,559
Discovery Communications, Inc., Class A*	2,987	238,124
DISH Network Corp., Class A	1,957	87,380
DreamWorks Animation SKG, Inc., Class A*	4,326	107,112
E.W. Scripps Co., Class A*	2,060	34,217
Entercom Communications Corp., Class A*	4,120	40,417
Entravision Communications Corp., Class A	2,678	15,238
Fisher Communications, Inc.	618	25,319
Gannett Co., Inc.	2,266	58,372
Gray Television, Inc.*	1,751	13,675
Harte-Hanks, Inc.	6,283	60,065
The Interpublic Group of Cos., Inc.	5,768	94,884
John Wiley & Sons, Inc., Class A	7,931	357,926
Journal Communications, Inc., Class A*	6,386	58,496
Lamar Advertising Co., Class A*	1,030	44,630
Liberty Global PLC, Class A*	3,708	300,793
Liberty Media Corp., Class A*	927	133,238
LIN Media LLC, Class A*	5,150	83,172
Lions Gate Entertainment Corp.*	4,326	140,725

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Live Nation Entertainment, Inc.*	24,617	$403,226
Loral Space & Communications, Inc.	721	45,055
The Madison Square Garden Co., Class A*	2,060	121,478
The McClatchy Co., Class A*	3,399	10,571
Media General, Inc., Class A*	1,236	13,584
Meredith Corp.	5,665	269,201
Morningstar, Inc.	309	23,552
National CineMedia, Inc.	2,678	48,499
The New York Times Co., Class A*	11,845	144,272
Nexstar Broadcasting Group, Inc., Class A	1,545	55,682
Omnicom Group, Inc.	3,502	225,074
ReachLocal, Inc.*	1,133	14,627
Regal Entertainment Group, Class A	9,579	180,564
Rentrak Corp.*	515	11,062
Scholastic Corp.	4,017	122,519
Scripps Networks Interactive, Inc., Class A	1,133	80,182
Sinclair Broadcast Group, Inc., Class A	6,283	177,243
Sirius XM Radio, Inc.	43,569	162,512
Starz, Class A*	6,283	141,807
Time Warner Cable, Inc.	3,708	422,972
Time Warner, Inc.	11,433	711,819
Twenty-First Century Fox, Inc.	24,617	735,556
Valassis Communications, Inc.	5,459	156,291
Viacom, Inc., Class B	5,974	434,728
The Walt Disney Co.	21,630	1,398,379
The Washington Post Co., Class B	412	221,392
World Wrestling Entertainment, Inc., Class A	3,605	38,357

		11,278,407
Metals & Mining - 1.2%
A.M. Castle & Co.*	2,369	40,320
AK Steel Holding Corp.*	21,939	74,593
Alcoa, Inc.	8,343	66,327

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Allegheny Technologies, Inc.	1,030	$28,397
Allied Nevada Gold Corp.*	16,171	107,861
AMCOL International Corp.	4,429	155,369
Carpenter Technology Corp.	7,725	403,863
Century Aluminum Co.*	5,459	45,801
Cliffs Natural Resources, Inc.	2,163	42,200
Coeur Mining, Inc.*	17,304	232,047
Commercial Metals Co.	17,922	277,612
Compass Minerals International, Inc.	2,369	179,096
Freeport-McMoRan Copper & Gold, Inc.	11,845	334,977
General Moly, Inc.*	4,223	7,939
Globe Specialty Metals, Inc.	927	11,059
Gold Resource Corp.	3,296	26,170
Haynes International, Inc.	515	24,772
Hecla Mining Co.	57,577	185,974
Horsehead Holding Corp.*	2,781	34,067
Kaiser Aluminum Corp.	2,781	181,460
Materion Corp.	3,399	102,446
McEwen Mining, Inc.*	44,496	87,212
Molycorp, Inc.*	23,278	173,654
Newmont Mining Corp.	2,266	67,980
Noranda Aluminum Holding Corp.	6,901	21,462
Nucor Corp.	4,532	212,007
Olympic Steel, Inc.	1,648	45,897
Paramount Gold and Silver Corp.*	15,141	21,500
Reliance Steel & Aluminum Co.	721	50,614
Royal Gold, Inc.	1,236	63,889
RTI International Metals, Inc.*	1,957	59,982
Schnitzer Steel Industries, Inc., Class A	3,811	97,790
Steel Dynamics, Inc.	2,060	32,054
Stillwater Mining Co.*	7,313	88,487
SunCoke Energy, Inc.*	5,253	82,997
United States Steel Corp.	24,720	428,892

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Universal Stainless & Alloy Products, Inc.*	412	$10,630
US Silica Holdings, Inc.	1,339	32,404
Walter Energy, Inc.	9,991	111,799
Worthington Industries, Inc.	8,343	298,429

		4,550,029
Multiline Retail - 0.6%
Big Lots, Inc.*	8,240	297,711
The Bon-Ton Stores, Inc.	1,030	19,426
Dillard’s, Inc., Class A	309	26,089
Dollar General Corp.*	4,120	225,240
Dollar Tree, Inc.*	2,884	154,727
Family Dollar Stores, Inc.	1,236	84,987
Fred’s, Inc., Class A	4,326	74,407
Gordmans Stores, Inc.*	1,236	17,292
J.C. Penney Co., Inc.*	1,648	24,061
Kohl’s Corp.	2,472	130,966
Macy’s, Inc.	5,356	258,909
Nordstrom, Inc.	1,957	119,847
Saks, Inc.*	7,931	127,055
Sears Holdings Corp.*	412	18,870
Target Corp.	7,725	550,406
Tuesday Morning Corp.*	5,356	60,094

		2,190,087
Multi-Utilities - 0.9%
Alliant Energy Corp.	1,030	54,559
Ameren Corp.	2,266	81,146
Avista Corp.	9,064	260,862
Black Hills Corp.	6,077	322,385
CenterPoint Energy, Inc.	4,429	109,928
CMS Energy Corp.	2,472	69,191
Consolidated Edison, Inc.	2,369	141,903
Dominion Resources, Inc.	7,004	415,407
DTE Energy Co.	1,648	116,514
Integrys Energy Group, Inc.	721	45,279
MDU Resources Group, Inc.	2,266	63,539
NiSource, Inc.	2,678	82,268
NorthWestern Corp.	5,562	234,716
PG&E Corp.	5,047	231,607

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Public Service Enterprise Group, Inc.	4,841	$163,577
SCANA Corp.	1,133	58,814
Sempra Energy	2,678	234,673
TECO Energy, Inc.	1,957	34,580
Vectren Corp.	9,682	358,428
Wisconsin Energy Corp.	2,884	125,396

		3,204,772
Office Electronics - 0.1%
Xerox Corp.	12,360	119,892
Zebra Technologies Corp., Class A*	3,502	161,687

		281,579
Oil, Gas & Consumable Fuels - 5.9%
Abraxas Petroleum Corp.*	7,313	17,844
Alon USA Energy, Inc.	1,751	23,919
Alpha Natural Resources, Inc.*	37,183	202,276
Amyris, Inc.*	3,193	8,781
Anadarko Petroleum Corp.	6,180	547,054
Apache Corp.	3,605	289,301
Approach Resources, Inc.*	2,266	60,026
Arch Coal, Inc.	36,359	141,800
Berry Petroleum Co., Class A	3,193	129,476
Bill Barrett Corp.*	2,884	64,659
Bonanza Creek Energy, Inc.*	1,236	50,355
BPZ Resources, Inc.*	6,798	16,383
Cabot Oil & Gas Corp.	2,678	203,046
Carrizo Oil & Gas, Inc.*	6,180	195,721
Cheniere Energy, Inc.*	4,738	135,365
Chesapeake Energy Corp.	5,974	139,194
Chesapeake Granite Wash Trust	4,223	69,088
Chevron Corp.	19,570	2,463,667
Cimarex Energy Co.	824	62,978
Clayton Williams Energy, Inc.*	721	41,047
Clean Energy Fuels Corp.*	4,532	58,508
Cloud Peak Energy, Inc.*	9,579	153,551
Cobalt International Energy, Inc.*	4,017	115,890
Comstock Resources, Inc.	2,884	48,365

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Concho Resources, Inc.*	1,030	$92,381
ConocoPhillips	12,257	794,989
CONSOL Energy, Inc.	2,472	76,706
Contango Oil & Gas Co.	2,678	103,531
Continental Resources, Inc.*	721	66,548
Crosstex Energy, Inc.	4,841	97,256
CVR Energy, Inc.	1,030	48,606
Delek US Holdings, Inc.	3,811	115,283
Denbury Resources, Inc.*	4,326	75,705
Devon Energy Corp.	4,944	271,969
Diamondback Energy, Inc.*	1,957	74,718
Emerald Oil, Inc.*	3,708	26,698
Energen Corp.	927	55,518
Energy XXI Bermuda Ltd.	13,287	356,756
EOG Resources, Inc.	3,502	509,506
EPL Oil & Gas, Inc.*	5,459	175,561
EQT Corp.	2,060	178,190
Evolution Petroleum Corp.*	1,339	16,563
EXCO Resources, Inc.	11,948	103,589
Exxon Mobil Corp.	45,320	4,248,750
Forest Oil Corp.*	19,364	99,144
FX Energy, Inc.*	3,399	12,440
Goodrich Petroleum Corp.*	2,060	39,181
Gran Tierra Energy, Inc.*	43,878	269,850
Green Plains Renewable Energy, Inc.*	2,884	47,759
Gulfport Energy Corp.*	1,957	104,112
Halcon Resources Corp.*	9,270	50,800
Hess Corp.	2,987	222,412
HollyFrontier Corp.	1,854	84,450
Kinder Morgan, Inc.	8,034	303,364
KiOR, Inc., Class A*	2,575	12,386
Kodiak Oil & Gas Corp.*	44,805	435,057
Laredo Petroleum Holdings, Inc.*	1,854	40,621
Magnum Hunter Resources Corp.*	26,677	102,173
Marathon Oil Corp.	6,798	247,175
Marathon Petroleum Corp.	3,090	226,590
Matador Resources Co.*	3,914	51,273

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Midstates Petroleum Co., Inc.*	2,678	$16,068
Miller Energy Resources, Inc.*	2,266	11,307
Murphy Oil Corp.	1,854	125,553
Newfield Exploration Co.*	1,236	30,406
Noble Energy, Inc.	4,944	308,951
Nordic American Tankers Ltd.	11,845	112,291
Northern Oil and Gas, Inc.*	10,609	140,145
Oasis Petroleum, Inc.*	927	38,971
Occidental Petroleum Corp.	8,343	742,944
Pacific Coast Oil Trust	3,399	61,420
PBF Energy, Inc.	4,120	94,307
PDC Energy, Inc.*	2,060	113,609
Peabody Energy Corp.	4,532	75,050
Penn Virginia Corp.*	9,476	47,759
PetroQuest Energy, Inc.*	3,811	17,149
Phillips 66	6,283	386,405
Pioneer Natural Resources Co.	1,648	255,044
QEP Resources, Inc.	2,163	65,950
Quicksilver Resources, Inc.*	20,909	30,318
Range Resources Corp.	2,060	162,946
Renewable Energy Group, Inc.*	1,545	24,071
Rentech, Inc.	14,214	30,418
Resolute Energy Corp.*	5,047	42,243
REX American Resources Corp.*	1,133	41,230
Rex Energy Corp.*	3,708	71,157
Rosetta Resources, Inc.*	9,888	450,992
Sanchez Energy Corp.*	1,957	46,283
SandRidge Energy, Inc.*	61,697	334,398
SemGroup Corp., Class A	2,884	162,773
Ship Finance International Ltd.	8,034	129,267
SM Energy Co.	618	42,475
Solazyme, Inc.*	2,678	30,181
Southwestern Energy Co.*	4,841	187,782
Spectra Energy Corp.	8,446	303,972
Stone Energy Corp.*	8,549	208,254

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Swift Energy Co.*	3,193	$40,679
Synergy Resources Corp.*	927	7,184
Targa Resources Corp.	2,060	140,430
Teekay Corp.	3,502	138,924
Tesoro Corp.	1,339	76,122
Triangle Petroleum Corp.*	6,592	46,803
Ultra Petroleum Corp.*	1,854	40,139
Vaalco Energy, Inc.*	10,918	67,692
Valero Energy Corp.	5,459	195,268
W&T Offshore, Inc.	5,665	92,283
Warren Resources, Inc.*	6,695	19,215
Western Refining, Inc.	8,240	248,271
Whiting Petroleum Corp.*	1,339	68,918
The Williams Cos., Inc.	6,901	235,807
World Fuel Services Corp.	12,154	470,846
WPX Energy, Inc.*	1,957	37,594

		21,944,168
Paper & Forest Products - 0.6%
Boise Cascade Co.*	1,030	27,254
Buckeye Technologies, Inc.	5,768	214,685
Clearwater Paper Corp.*	2,987	146,124
Deltic Timber Corp.	824	49,712
Domtar Corp.	5,665	393,774
International Paper Co.	3,914	189,085
KapStone Paper and Packaging Corp.	3,914	172,412
Louisiana-Pacific Corp.*	6,283	102,162
Mercer International, Inc.*	2,884	19,957
Neenah Paper, Inc.	2,369	93,741
PH Glatfelter Co.	7,210	190,849
Resolute Forest Products, Inc.*	14,317	218,477
Schweitzer-Mauduit International, Inc.	4,738	256,515
Wausau Paper Corp.	3,296	37,542

		2,112,289
Personal Products - 0.2%
Avon Products, Inc.	5,253	120,084
Elizabeth Arden, Inc.*	1,751	71,896
The Estee Lauder Cos., Inc., Class A	2,884	189,335
Herbalife Ltd.	927	60,718

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Inter Parfums, Inc.	2,163	$71,336
Lifevantage Corp.*	9,373	24,464
Medifast, Inc.*	1,854	50,688
Nature’s Sunshine Products, Inc.	1,030	18,746
Nu Skin Enterprises, Inc., Class A	721	60,304
Prestige Brands Holdings, Inc.*	3,708	125,738
Revlon, Inc., Class A*	1,339	33,595
Star Scientific, Inc.*	8,652	15,920
USANA Health Sciences, Inc.*	824	68,079

		910,903
Pharmaceuticals - 3.6%
AbbVie, Inc.	19,879	904,097
AcelRx Pharmaceuticals, Inc.*	1,133	13,199
Actavis, Inc.*	1,442	193,617
Akorn, Inc.*	4,223	59,924
Allergan, Inc.	3,296	300,331
Auxilium Pharmaceuticals, Inc.*	3,605	66,188
AVANIR Pharmaceuticals, Inc., Class A*	8,034	37,840
BioDelivery Sciences International, Inc.*	5,150	22,248
Bristol-Myers Squibb Co.	21,321	921,920
Cadence Pharmaceuticals, Inc.*	3,811	28,468
Corcept Therapeutics, Inc.*	5,871	12,388
Depomed, Inc.*	2,163	14,103
Eli Lilly & Co.	12,154	645,499
Endo Health Solutions, Inc.*	1,030	39,614
Endocyte, Inc.*	1,751	31,465
Forest Laboratories, Inc.*	2,884	125,627
Hi-Tech Pharmacal Co., Inc.	824	29,615
Horizon Pharma, Inc.*	6,798	17,131
Hospira, Inc.*	1,751	71,266
Impax Laboratories, Inc.*	4,223	87,585
Jazz Pharmaceuticals PLC*	927	69,998
Johnson & Johnson	34,402	3,216,587
The Medicines Co.*	4,429	136,856

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Merck & Co., Inc.	38,728	$1,865,528
Mylan, Inc.*	4,120	138,267
Nektar Therapeutics*	9,064	101,607
Optimer Pharmaceuticals, Inc.*	3,605	45,099
Pacira Pharmaceuticals, Inc.*	1,133	38,443
Pain Therapeutics, Inc.*	2,472	5,982
Perrigo Co.	927	115,310
Pfizer, Inc.	84,872	2,480,809
Pozen, Inc.*	1,236	7,107
Questcor Pharmaceuticals, Inc.	9,888	660,716
Repros Therapeutics, Inc.*	1,339	27,624
Sagent Pharmaceuticals, Inc.*	1,030	22,382
Salix Pharmaceuticals Ltd.*	3,090	228,351
Santarus, Inc.*	4,120	100,198
Sciclone Pharmaceuticals, Inc.*	10,197	63,833
Sucampo Pharmaceuticals, Inc., Class A*	3,296	20,204
Supernus Pharmaceuticals, Inc.*	618	4,233
Taro Pharmaceutical Industries Ltd.*	2,266	148,446
ViroPharma, Inc.*	4,532	155,538
Vivus, Inc.*	7,210	106,780
Warner Chilcott PLC, Class A	1,442	30,729
XenoPort, Inc.*	2,266	12,214
Zoetis, Inc.	1,133	33,775
Zogenix, Inc.*	3,605	5,588

		13,464,329
Professional Services - 0.6%
Acacia Research Corp.	3,502	79,916
The Advisory Board Co.*	2,472	145,082
Barrett Business Services, Inc.	103	7,237
CBIZ, Inc.*	6,798	49,354
CDI Corp.	2,781	43,745
The Corporate Executive Board Co.	2,266	152,796
CRA International, Inc.*	1,648	31,543

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
The Dun & Bradstreet Corp.	515	$53,369
Equifax, Inc.	1,545	97,690
Exponent, Inc.	927	61,293
FTI Consulting, Inc.*	5,974	222,591
GP Strategies Corp.*	1,339	35,363
Heidrick & Struggles International, Inc.	1,545	23,762
Huron Consulting Group, Inc.*	1,442	73,455
ICF International, Inc.*	3,090	103,175
IHS, Inc., Class A*	515	56,537
Insperity, Inc.	1,545	51,093
Kelly Services, Inc., Class A	4,738	92,723
Kforce, Inc.	2,575	42,951
Korn/Ferry International*	5,459	106,614
Manpowergroup, Inc.	927	61,989
Mistras Group, Inc.*	1,030	17,314
Navigant Consulting, Inc.*	7,416	99,523
Nielsen Holdings N.V.	1,957	65,403
Odyssey Marine Exploration, Inc.*	4,738	16,820
On Assignment, Inc.*	2,369	72,326
Pendrell Corp.*	7,725	18,540
Resources Connection, Inc.	2,884	38,357
Robert Half International, Inc.	1,854	69,043
RPX Corp.*	3,811	66,464
Towers Watson & Co., Class A	515	43,378
TrueBlue, Inc.*	2,575	68,753
Verisk Analytics, Inc., Class A*	1,545	99,436
WageWorks, Inc.*	1,339	45,218

		2,312,853
Real Estate Investment Trusts (REITs) - 4.3%
Acadia Realty Trust	2,575	66,383
AG Mortgage Investment Trust, Inc.	5,459	99,026
Agree Realty Corp.	1,442	43,491
Alexandria Real Estate Equities, Inc.	721	49,388
American Assets Trust, Inc.	1,957	63,407

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
American Campus Communities, Inc.	927	$35,606
American Capital Agency Corp.	3,914	88,182
American Capital Mortgage Investment Corp.	10,712	209,741
American Tower Corp.	4,738	335,403
Annaly Capital Management, Inc.	8,961	106,815
Anworth Mortgage Asset Corp.	19,879	96,612
Apartment Investment & Management Co., Class A	1,545	45,392
Apollo Commercial Real Estate Finance, Inc.	3,193	51,184
Apollo Residential Mortgage, Inc.	6,180	99,065
Arbor Realty Trust, Inc.	206	1,553
ARMOUR Residential REIT, Inc.	58,092	259,090
Ashford Hospitality Trust, Inc.	8,961	104,575
Associated Estates Realty Corp.	3,914	59,806
AvalonBay Communities, Inc.	1,442	195,160
BioMed Realty Trust, Inc.	3,605	74,479
Boston Properties, Inc.	1,957	209,301
Brandywine Realty Trust	14,523	202,451
BRE Properties, Inc.	927	49,187
Camden Property Trust	927	65,391
Campus Crest Communities, Inc.	1,957	22,212
CapLease, Inc.	9,167	77,736
Capstead Mortgage Corp.	15,347	181,402
CBL & Associates Properties, Inc.	4,120	93,812
Cedar Realty Trust, Inc.	6,695	37,090
Chatham Lodging Trust	824	14,387
Chesapeake Lodging Trust	2,060	47,195
Chimera Investment Corp.	9,991	29,773
Colonial Properties Trust	5,974	144,631
Colony Financial, Inc.	11,124	225,595
CommonWealth REIT	9,682	223,364
Coresite Realty Corp.	1,854	62,962

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Corporate Office Properties Trust	5,459	$139,095
Corrections Corp of America	2,163	71,487
Cousins Properties, Inc.	9,785	100,296
CubeSmart	7,313	118,471
CyrusOne, Inc.	1,545	31,441
CYS Investments, Inc.	15,759	130,800
DCT Industrial Trust, Inc.	15,862	119,124
DDR Corp.	2,781	47,499
DiamondRock Hospitality Co.	13,596	131,881
Digital Realty Trust, Inc.	927	51,254
Douglas Emmett, Inc.	1,957	48,945
Duke Realty Corp.	2,781	45,803
DuPont Fabros Technology, Inc.	4,017	92,029
EastGroup Properties, Inc.	1,751	108,317
Education Realty Trust, Inc.	5,665	53,421
EPR Properties	3,708	186,809
Equity Lifestyle Properties, Inc.	1,236	47,574
Equity One, Inc.	3,914	90,570
Equity Residential	4,017	224,952
Essex Property Trust, Inc.	515	83,064
Excel Trust, Inc.	6,592	85,564
Extra Space Storage, Inc.	3,090	129,934
Federal Realty Investment Trust	824	86,792
FelCor Lodging Trust, Inc.*	7,519	45,415
First Industrial Realty Trust, Inc.	5,150	84,254
First Potomac Realty Trust	2,987	40,534
Franklin Street Properties Corp.	4,738	63,063
General Growth Properties, Inc.	5,871	121,765
The Geo Group, Inc.	5,150	178,808
Getty Realty Corp.	4,223	86,952
Gladstone Commercial Corp.	1,339	24,919
Glimcher Realty Trust	9,167	103,037
Government Properties Income Trust	3,296	83,290

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Hatteras Financial Corp.	15,450	$310,390
HCP, Inc.	4,944	216,893
Health Care REIT, Inc.	2,987	192,632
Healthcare Realty Trust, Inc.	5,047	129,758
Healthcare Trust of America, Inc., Class A	3,193	34,963
Hersha Hospitality Trust	8,961	52,601
Highwoods Properties, Inc.	4,017	145,737
Home Properties, Inc.	1,133	72,297
Hospitality Properties Trust	1,339	38,148
Host Hotels & Resorts, Inc.	8,755	156,364
Hudson Pacific Properties, Inc.	4,017	87,169
Inland Real Estate Corp.	4,017	41,335
Invesco Mortgage Capital, Inc.	20,600	338,458
Investors Real Estate Trust	7,210	62,294
iStar Financial, Inc.*	5,562	63,184
JAVELIN Mortgage Investment Corp.	3,605	48,271
Kilroy Realty Corp.	1,236	64,692
Kimco Realty Corp.	5,047	113,810
Kite Realty Group Trust	3,811	21,989
LaSalle Hotel Properties	5,562	149,840
Lexington Realty Trust	8,858	111,079
Liberty Property Trust	1,442	55,099
LTC Properties, Inc.	1,957	75,677
The Macerich Co.	1,545	95,867
Mack-Cali Realty Corp.	2,369	56,998
Medical Properties Trust, Inc.	9,373	136,846
MFA Financial, Inc.	14,729	117,537
Mid-America Apartment Communities, Inc.	2,369	160,026
Monmouth Real Estate Investment Corp., Class A	2,060	20,147
MPG Office Trust, Inc.*	721	2,257
National Health Investors, Inc.	1,545	96,702
National Retail Properties, Inc.	4,429	154,971
New York Mortgage Trust, Inc.	11,227	72,302

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
NorthStar Realty Finance Corp.	30,076	$294,745
Omega Healthcare Investors, Inc.	5,459	173,760
One Liberty Properties, Inc.	721	16,749
Parkway Properties, Inc.	3,399	59,482
Pebblebrook Hotel Trust	3,296	87,838
Pennsylvania Real Estate Investment Trust	5,871	121,530
PennyMac Mortgage Investment Trust	9,785	216,053
Piedmont Office Realty Trust, Inc., Class A	2,163	39,129
Plum Creek Timber Co., Inc.	2,060	100,487
Post Properties, Inc.	3,502	162,913
Potlatch Corp.	2,060	90,702
Prologis, Inc.	5,253	201,505
PS Business Parks, Inc.	1,030	75,468
Public Storage	1,648	262,395
RAIT Financial Trust	8,343	63,073
Ramco-Gershenson Properties Trust	2,472	38,291
Rayonier, Inc.	1,545	90,290
Realty Income Corp.	2,266	98,373
Redwood Trust, Inc.	13,081	221,592
Regency Centers Corp.	1,133	59,743
Resource Capital Corp.	15,965	106,008
Retail Opportunity Investments Corp.	5,562	76,199
Retail Properties of America, Inc., Class A	1,957	27,574
RLJ Lodging Trust	7,519	182,110
Rouse Properties, Inc.	927	18,864
Ryman Hospitality Properties, Inc.	2,678	99,755
Sabra Health Care REIT, Inc.	2,678	70,271
Saul Centers, Inc.	515	23,371
Select Income REIT	2,575	69,474
Senior Housing Properties Trust	2,884	72,533
Simon Property Group, Inc.	3,914	626,475
SL Green Realty Corp.	1,030	93,370

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Sovran Self Storage, Inc.	1,751	$120,994
Spirit Realty Capital, Inc.	2,158	19,703
STAG Industrial, Inc.	3,914	81,137
Starwood Property Trust, Inc.	7,725	196,215
Strategic Hotels & Resorts, Inc.*	11,948	105,859
Summit Hotel Properties, Inc.	7,828	79,219
Sun Communities, Inc.	1,545	74,809
Sunstone Hotel Investors, Inc.*	9,888	127,951
Tanger Factory Outlet Centers	3,296	106,889
Taubman Centers, Inc.	618	45,250
Two Harbors Investment Corp.	8,034	80,581
UDR, Inc.	2,987	74,794
Universal Health Realty Income Trust	412	17,910
Urstadt Biddle Properties, Inc., Class A	1,339	28,280
Ventas, Inc.	3,296	216,679
Vornado Realty Trust	1,957	165,973
Washington Real Estate Investment Trust	4,429	119,052
Weingarten Realty Investors	1,442	45,163
Western Asset Mortgage Capital Corp.	3,914	65,716
Weyerhaeuser Co.	5,459	155,036
Whitestone	1,648	26,665
Winthrop Realty Trust	1,442	18,414

		16,236,750
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.*	2,575	114,047
Altisource Portfolio Solutions S.A.*	927	114,308
CBRE Group, Inc., Class A*	3,605	83,528
Forest City Enterprises, Inc., Class A*	5,047	88,423
Forestar Group, Inc.*	2,266	48,968
The Howard Hughes Corp.*	1,442	157,481

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Jones Lang LaSalle, Inc.	515	$46,881
Kennedy-Wilson Holdings, Inc.	2,163	36,987
Realogy Holdings Corp.*	1,236	55,571
The St. Joe Co.*	5,356	121,474
Tejon Ranch Co.*	927	31,323

		898,991
Road & Rail - 1.2%
AMERCO	1,133	188,440
Arkansas Best Corp.	3,193	69,288
Avis Budget Group, Inc.*	16,789	531,204
Celadon Group, Inc.	3,090	62,140
Con-way, Inc.	9,064	375,703
CSX Corp.	12,566	311,762
Genesee & Wyoming, Inc., Class A*	1,236	110,820
Heartland Express, Inc.	3,605	53,066
Hertz Global Holdings, Inc.*	2,987	76,497
J.B. Hunt Transport Services, Inc.	1,236	92,613
Kansas City Southern	1,339	144,277
Knight Transportation, Inc.	3,708	62,925
Landstar System, Inc.	2,781	150,341
Marten Transport Ltd.	3,605	61,862
Norfolk Southern Corp.	3,193	233,600
Old Dominion Freight Line, Inc.*	2,575	112,476
Quality Distribution, Inc.*	3,296	34,806
Roadrunner Transportation Systems, Inc.*	721	21,796
Ryder System, Inc.	8,240	509,562
Saia, Inc.*	1,957	58,592
Swift Transportation Co.*	13,699	244,390
Union Pacific Corp.	5,768	914,747
Werner Enterprises, Inc.	3,193	76,824

		4,497,731
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc.*	3,811	82,546
Advanced Micro Devices, Inc.*	54,281	204,639
Altera Corp.	2,678	95,230

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Amkor Technology, Inc.*	11,330	$47,813
ANADIGICS, Inc.*	6,695	14,394
Analog Devices, Inc.	3,708	183,027
Applied Materials, Inc.	14,317	233,510
Applied Micro Circuits Corp.*	4,326	51,350
Atmel Corp.*	29,355	231,904
ATMI, Inc.*	1,957	48,631
Avago Technologies Ltd.	2,781	102,007
Broadcom Corp., Class A	6,283	173,222
Brooks Automation, Inc.	10,712	105,192
Cabot Microelectronics Corp.*	1,030	38,089
Cavium, Inc.*	3,708	135,564
Ceva, Inc.*	927	16,899
Cirrus Logic, Inc.*	10,815	208,513
Cohu, Inc.	3,296	38,893
Cree, Inc.*	1,339	93,596
Cypress Semiconductor Corp.*	6,489	82,865
Diodes, Inc.*	2,472	67,758
Entegris, Inc.*	9,064	86,380
Entropic Communications, Inc.*	4,532	20,077
Exar Corp.*	2,472	32,161
Fairchild Semiconductor International, Inc.*	8,652	109,188
First Solar, Inc.*	1,648	81,148
FormFactor, Inc.*	4,429	32,199
Freescale Semiconductor Ltd.*	2,472	38,810
GT Advanced Technologies, Inc.*	19,673	102,103
Hittite Microwave Corp.*	1,236	77,225
Inphi Corp.*	1,339	15,613
Integrated Device Technology, Inc.*	9,373	84,451
Integrated Silicon Solution, Inc.*	4,223	50,549
Intel Corp.	50,882	1,185,551
Intermolecular, Inc.*	1,133	7,161
International Rectifier Corp.*	4,532	109,267
Intersil Corp., Class A	8,755	89,389
IXYS Corp.	1,648	18,524

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
KLA-Tencor Corp.	1,648	$96,622
Kopin Corp.*	4,326	16,049
Kulicke & Soffa Industries, Inc.*	11,330	132,221
Lam Research Corp.*	2,060	101,393
Lattice Semiconductor Corp.*	6,283	32,420
Linear Technology Corp.	2,575	104,442
LSI Corp.*	6,695	52,087
LTX-Credence Corp.*	3,605	19,323
M/A-COM Technology Solutions Holdings, Inc.*	927	14,860
Magnachip Semiconductor Corp.*	3,708	76,236
Marvell Technology Group Ltd.	4,223	54,772
Maxim Integrated Products, Inc.	2,678	76,591
MaxLinear, Inc., Class A*	1,133	7,852
Micrel, Inc.	3,090	32,785
Microchip Technology, Inc.	2,163	85,958
Micron Technology, Inc.*	10,197	135,110
Microsemi Corp.*	14,420	355,597
MKS Instruments, Inc.	3,811	103,354
Monolithic Power Systems, Inc.	2,163	56,627
Nanometrics, Inc.*	1,648	25,313
NVIDIA Corp.	6,901	99,581
OmniVision Technologies, Inc.*	8,652	140,682
ON Semiconductor Corp.*	10,609	87,418
PDF Solutions, Inc.*	1,751	35,931
Pericom Semiconductor Corp.*	1,648	12,607
Photronics, Inc.*	8,240	63,036
PLX Technology, Inc.*	2,060	11,289
PMC - Sierra, Inc.*	15,038	99,326
Power Integrations, Inc.	1,751	96,568
Rambus, Inc.*	8,137	79,336
RF Micro Devices, Inc.*	18,334	95,153
Rubicon Technology, Inc.*	1,545	13,009
Rudolph Technologies, Inc.*	3,193	39,434
Semtech Corp.*	4,223	127,746

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Sigma Designs, Inc.*	1,442	$7,527
Silicon Image, Inc.*	5,253	30,100
Silicon Laboratories, Inc.*	2,884	112,649
Skyworks Solutions, Inc.*	2,163	51,955
Spansion, Inc., Class A*	8,137	96,017
SunEdison, Inc.*	20,085	202,457
SunPower Corp.*	3,708	102,526
Supertex, Inc.	721	19,380
Teradyne, Inc.*	1,854	30,572
Tessera Technologies, Inc.	6,180	124,033
Texas Instruments, Inc.	14,317	561,226
TriQuint Semiconductor, Inc.*	12,772	102,048
Ultra Clean Holdings, Inc.*	4,532	31,407
Ultratech, Inc.*	1,648	48,155
Veeco Instruments, Inc.*	3,193	110,989
Volterra Semiconductor Corp.*	4,944	74,506
Xilinx, Inc.	3,296	153,890

		8,835,603
Software - 3.1%
Accelrys, Inc.*	1,854	16,185
ACI Worldwide, Inc.*	2,781	131,680
Activision Blizzard, Inc.	4,944	88,893
Actuate Corp.*	3,090	22,804
Adobe Systems, Inc.*	6,180	292,190
Advent Software, Inc.	2,060	60,626
American Software, Inc./Georgia, Class A	2,266	20,530
ANSYS, Inc.*	1,133	90,459
Aspen Technology, Inc.*	6,180	201,097
Autodesk, Inc.*	3,399	120,291
Blackbaud, Inc.	2,781	97,585
BMC Software, Inc.*	1,957	89,963
Bottomline Technologies de, Inc.*	2,678	77,850
BroadSoft, Inc.*	1,854	55,323
CA, Inc.	3,605	107,213
Cadence Design Systems, Inc.*	4,120	60,070
Callidus Software, Inc.*	2,163	14,427
Check Point Software Technologies Ltd.*	2,163	121,799

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Citrix Systems, Inc.*	2,781	$200,288
CommVault Systems, Inc.*	1,545	130,444
Compuware Corp.	14,111	160,019
Comverse, Inc.*	4,017	125,812
Concur Technologies, Inc.*	618	54,934
Digimarc Corp.	412	8,648
Ebix, Inc.	5,356	62,130
Electronic Arts, Inc.*	3,708	96,853
Ellie Mae, Inc.*	721	16,980
EPIQ Systems, Inc.	4,738	61,641
ePlus, Inc.	309	19,618
FactSet Research Systems, Inc.	412	44,982
Fair Isaac Corp.	2,472	123,501
Fortinet, Inc.*	9,888	210,120
Glu Mobile, Inc.*	3,811	10,442
Guidance Software, Inc.*	927	8,501
Guidewire Software, Inc.*	1,957	85,638
Imperva, Inc.*	618	31,283
Infoblox, Inc.*	2,884	94,307
Informatica Corp.*	1,236	47,178
Interactive Intelligence Group, Inc.*	927	52,654
Intuit, Inc.	3,502	223,848
Jive Software, Inc.*	1,545	20,734
Manhattan Associates, Inc.*	1,339	118,287
Mentor Graphics Corp.	5,974	122,646
MICROS Systems, Inc.*	1,030	50,192
Microsoft Corp.	77,353	2,462,146
MicroStrategy, Inc., Class A*	824	78,288
Model N, Inc.*	515	12,144
Monotype Imaging Holdings, Inc.	2,266	55,585
Net 1 UEPS Technologies, Inc.*	6,592	47,792
Netscout Systems, Inc.*	2,266	60,117
NetSuite, Inc.*	721	67,695
Nuance Communications, Inc.*	1,957	36,713
Oracle Corp.	47,277	1,529,411
Pegasystems, Inc.	1,133	40,675
Progress Software Corp.*	4,326	110,702

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Proofpoint, Inc.*	618	$16,630
PROS Holdings, Inc.*	1,339	43,946
PTC INC*	8,034	217,561
QLIK Technologies, Inc.*	5,150	161,298
Qualys, Inc.*	721	11,536
Rally Software Development Corp.*	412	11,614
RealPage, Inc.*	3,811	76,830
Red Hat, Inc.*	1,751	90,649
Rosetta Stone, Inc.*	824	13,464
Rovi Corp.*	16,171	364,333
Salesforce.com, Inc.*	6,592	288,400
Seachange International, Inc.*	1,854	21,840
Silver Spring Networks, Inc.*	515	13,962
SolarWinds, Inc.*	721	25,588
Solera Holdings, Inc.	927	52,756
Sourcefire, Inc.*	2,266	170,924
Splunk, Inc.*	721	36,057
SS&C Technologies Holdings, Inc.*	3,811	136,358
Symantec Corp.	8,343	222,591
Synchronoss Technologies, Inc.*	1,751	60,392
Synopsys, Inc.*	1,854	68,672
Take-Two Interactive Software, Inc.*	7,107	124,586
Tangoe, Inc.*	2,060	37,204
Telenav, Inc.*	309	1,894
TIBCO Software, Inc.*	1,854	46,239
TiVo, Inc.*	7,828	86,499
Tyler Technologies, Inc.*	2,060	153,717
Ultimate Software Group, Inc.*	2,060	278,718
VASCO Data Security International, Inc.*	1,545	12,715
Verint Systems, Inc.*	3,193	114,246
VirnetX Holding Corp.*	3,296	62,855
VMware, Inc., Class A*	1,236	101,587
Vringo, Inc.*	3,502	11,031
Workday, Inc., Class A*	412	28,136
Zynga, Inc., Class A*	34,505	102,825

		11,619,586

	Shares	Value
Common Stocks - (continued)
Specialty Retail - 3.0%
Aaron’s, Inc.	4,532	$129,887
Abercrombie & Fitch Co., Class A	1,442	71,913
Advance Auto Parts, Inc.	721	59,475
Aeropostale, Inc.*	5,047	76,361
American Eagle Outfitters, Inc.	2,060	40,458
America’s Car-Mart, Inc.*	927	40,121
ANN, Inc.*	7,828	265,291
Asbury Automotive Group, Inc.*	4,532	221,343
Ascena Retail Group, Inc.*	2,575	49,157
AutoNation, Inc.*	515	24,669
AutoZone, Inc.*	412	184,815
Barnes & Noble, Inc.*	6,386	113,990
bebe stores, inc.	2,369	14,167
Bed Bath & Beyond, Inc.*	2,781	212,663
Best Buy Co., Inc.	2,884	86,780
Big 5 Sporting Goods Corp.	2,987	60,546
Body Central Corp.*	824	9,937
Brown Shoe Co., Inc.	6,283	149,347
The Buckle, Inc.	1,751	98,021
Cabela’s, Inc.*	1,339	91,909
CarMax, Inc.*	2,781	136,380
The Cato Corp., Class A	2,575	72,486
Chico’s FAS, Inc.	4,429	75,869
The Children’s Place Retail Stores, Inc.*	1,442	77,926
Christopher & Banks Corp.*	2,163	14,795
Citi Trends, Inc.*	2,060	29,025
Conn’s, Inc.*	1,751	113,150
Destination Maternity Corp.	2,060	61,924
Destination XL Group, Inc.*	6,695	43,183
Dick’s Sporting Goods, Inc.	1,133	58,248
DSW, Inc., Class A	1,854	140,515
Express, Inc.*	13,493	304,267
The Finish Line, Inc., Class A	8,137	181,130
Five Below, Inc.*	721	28,018
Foot Locker, Inc.	1,339	48,378

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Francesca’s Holdings Corp.*	2,163	$53,772
GameStop Corp., Class A	1,339	65,691
The Gap, Inc.	4,120	189,108
Genesco, Inc.*	3,914	275,467
GNC Holdings, Inc., Class A	618	32,618
Group 1 Automotive, Inc.	3,296	239,916
Guess?, Inc.	9,991	336,497
Haverty Furniture Cos, Inc.	1,236	32,136
hhgregg, Inc.*	2,575	40,402
Hibbett Sports, Inc.*	1,545	90,614
The Home Depot, Inc.	18,849	1,489,636
Jos A Bank Clothiers, Inc.*	2,266	92,589
Kirkland’s, Inc.*	2,060	36,215
L Brands, Inc.	3,090	172,329
Lithia Motors, Inc., Class A	3,502	228,470
Lowe’s Cos., Inc.	14,008	624,477
Lumber Liquidators Holdings, Inc.*	1,545	149,587
MarineMax, Inc.*	1,545	17,968
Mattress Firm Holding Corp.*	1,339	54,698
The Men’s Wearhouse, Inc.	7,519	300,234
Monro Muffler Brake, Inc.	1,854	79,741
New York & Co., Inc.*	1,545	9,625
Office Depot, Inc.*	20,291	87,860
OfficeMax, Inc.	13,390	152,512
O’Reilly Automotive, Inc.*	1,442	180,625
Pacific Sunwear of California, Inc.*	2,678	11,917
Penske Automotive Group, Inc.	6,283	233,602
The Pep Boys-Manny Moe & Jack*	2,987	37,188
PetSmart, Inc.	1,339	98,042
Pier 1 Imports, Inc.	7,519	176,697
RadioShack Corp.*	12,978	35,430
Rent-A-Center, Inc.	9,064	362,469
Restoration Hardware Holdings, Inc.*	927	61,942
Ross Stores, Inc.	2,781	187,634
rue21, Inc.*	1,030	43,033

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Sally Beauty Holdings, Inc.*	1,442	$43,995
Sears Hometown and Outlet Stores, Inc.*	1,236	53,853
Select Comfort Corp.*	3,914	89,435
Shoe Carnival, Inc.	1,957	52,271
Signet Jewelers Ltd.	515	37,652
Sonic Automotive, Inc., Class A	4,429	98,058
Stage Stores, Inc.	2,472	61,701
Staples, Inc.	6,077	103,431
Stein Mart, Inc.	4,326	60,434
Tiffany & Co.	1,442	114,653
Tile Shop Holdings, Inc.*	618	17,570
TJX Cos., Inc.	8,858	460,970
Tractor Supply Co.	824	99,811
Ulta Salon Cosmetics & Fragrance, Inc.*	824	83,142
Urban Outfitters, Inc.*	1,545	65,755
Vitamin Shoppe, Inc.*	2,266	108,836
The Wet Seal, Inc., Class A*	9,682	42,504
Williams-Sonoma, Inc.	1,133	66,688
Zumiez, Inc.*	1,339	36,916

		11,364,560
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	1,545	110,189
Coach, Inc.	3,296	175,117
Columbia Sportswear Co.	927	59,810
Crocs, Inc.*	13,596	185,857
Deckers Outdoor Corp.*	2,987	163,777
Fifth & Pacific Cos., Inc.*	8,961	213,451
Fossil Group, Inc.*	618	67,918
G-III Apparel Group Ltd.*	2,472	127,209
Hanesbrands, Inc.	927	58,828
Iconix Brand Group, Inc.*	8,240	270,602
The Jones Group, Inc.	11,330	186,039
Lululemon Athletica, Inc.*	927	64,491
Maidenform Brands, Inc.*	4,326	101,055
Michael Kors Holdings Ltd.*	2,266	152,593
Movado Group, Inc.	1,133	41,332
NIKE, Inc., Class B	9,064	570,307
Oxford Industries, Inc.	824	55,760

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Perry Ellis International, Inc.	2,163	$43,476
PVH Corp.	927	122,169
Quiksilver, Inc.*	8,549	54,030
Ralph Lauren Corp.	721	131,265
Skechers U.S.A., Inc., Class A*	3,708	101,154
Steven Madden Ltd.*	2,472	127,110
Tumi Holdings, Inc.*	3,605	86,232
Under Armour, Inc., Class A*	824	55,315
Unifi, Inc.*	515	11,814
Vera Bradley, Inc.*	618	14,980
VF Corp.	1,030	202,910
Wolverine World Wide, Inc.	3,193	183,630

		3,738,420
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	13,905	169,641
Beneficial Mutual Bancorp, Inc.*	2,369	20,421
Berkshire Hills Bancorp, Inc.	3,296	86,026
BofI Holding, Inc.*	1,030	55,878
Brookline Bancorp, Inc.	11,330	111,714
Capitol Federal Financial, Inc.	10,815	136,377
Dime Community Bancshares, Inc.	4,944	86,767
EverBank Financial Corp.	3,502	54,351
Federal Agricultural Mortgage Corp., Class C	824	25,618
First Defiance Financial Corp.	1,236	32,630
Flagstar Bancorp, Inc.*	2,472	40,541
HomeStreet, Inc.	721	15,646
Hudson City Bancorp, Inc.	4,532	43,326
MGIC Investment Corp.*	25,029	191,222
Nationstar Mortgage Holdings, Inc.*	515	23,834
New York Community Bancorp, Inc.	4,120	62,500
Northwest Bancshares, Inc.	6,695	92,525
OceanFirst Financial Corp.	2,678	45,740
Ocwen Financial Corp.*	3,090	147,146
Oritani Financial Corp.	3,399	55,268

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
People’s United Financial, Inc.	4,635	$69,525
Provident Financial Services, Inc.	8,858	157,584
Provident New York Bancorp	2,472	26,821
Radian Group, Inc.	15,965	224,308
Rockville Financial, Inc.	824	10,794
Territorial Bancorp, Inc.	927	21,080
TFS Financial Corp.*	1,133	13,222
TrustCo Bank Corp. NY	14,420	85,655
United Financial Bancorp, Inc./MD	1,030	16,078
Walker & Dunlop, Inc.*	2,163	39,886
Washington Federal, Inc.	16,995	369,641
Westfield Financial, Inc.	1,236	8,603
WSFS Financial Corp.	1,133	67,447

		2,607,815
Tobacco - 0.9%
Alliance One International, Inc.*	13,699	52,193
Altria Group, Inc.	24,205	848,627
Lorillard, Inc.	4,944	210,268
Philip Morris International, Inc.	20,703	1,846,294
Reynolds American, Inc.	3,914	193,469
Universal Corp.	3,708	227,301
Vector Group Ltd.	6,798	113,187

		3,491,339
Trading Companies & Distributors - 0.7%
Aceto Corp.	3,914	60,745
Air Lease Corp.	5,253	146,454
Aircastle Ltd.	7,725	135,805
Applied Industrial Technologies, Inc.	2,781	145,057
Beacon Roofing Supply, Inc.*	2,987	121,840
CAI International, Inc.*	2,060	43,239
DXP Enterprises, Inc.*	618	42,642
Edgen Group, Inc.*	6,798	53,364
Fastenal Co.	3,193	156,489
GATX Corp.	2,987	134,953
H&E Equipment Services, Inc.	1,751	39,993
Houston Wire & Cable Co.	2,678	39,715

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Kaman Corp.	4,841	$183,280
MRC Global, Inc.*	16,995	455,806
MSC Industrial Direct Co., Inc., Class A	515	41,689
Rush Enterprises, Inc., Class A*	5,356	133,472
TAL International Group, Inc.*	5,253	211,433
Textainer Group Holdings Ltd.	2,472	87,484
Titan Machinery, Inc.*	3,193	60,954
United Rentals, Inc.*	1,236	70,848
W.W. Grainger, Inc.	721	189,003
Watsco, Inc.	2,060	192,301
WESCO International, Inc.*	721	54,637

		2,801,203
Transportation Infrastructure - 0.0%†
Aegean Marine Petroleum Network, Inc.	4,944	46,523
Wesco Aircraft Holdings, Inc.*	2,369	46,361

		92,884
Water Utilities - 0.1%
American States Water Co.	1,236	79,376
American Water Works Co., Inc.	2,163	92,317
Aqua America, Inc.	1,648	55,801
California Water Service Group	2,678	58,380
Connecticut Water Service, Inc.	824	24,638
Middlesex Water Co.	1,030	21,774
SJW Corp.	824	22,981
York Water Co.	1,545	32,569

		387,836
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.*	1,133	7,931
Crown Castle International Corp.*	3,399	238,780
Leap Wireless International, Inc.*	6,489	108,236
NII Holdings, Inc.*	23,175	166,396
NTELOS Holdings Corp.	1,957	36,655
SBA Communications Corp., Class A*	1,442	106,838

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Shenandoah Telecommunications Co.	2,678	$51,605
Sprint Corp.*	9,110	54,296
Telephone & Data Systems, Inc.	7,725	204,790
T-Mobile US, Inc.*	1,647	39,709
USA Mobility, Inc.	3,502	54,701

		1,069,937

Total Common Stocks (Cost $310,753,033)		370,715,863

	Principal Amount
U.S. Government & Agency Security - 0.0%
U.S. Treasury Bill 0.00%, due 10/17/13(a)(b)	$225,000	224,989

Total U.S. Government & Agency Security (Cost $224,914)		224,989

Total Investment Securities (Cost $310,977,947) — 98.9%		370,940,852

Other assets less liabilities — 1.1%		4,037,230

Net Assets — 100.0%		$374,978,082

*	Non-income producing security.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.
(a)	Security pledged as collateral to cover margin requirements for open futures contracts.
(b)	Zero coupon security. Rate disclosed is yield as of July 31, 2013.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2013 (Unaudited)

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,256,790
Aggregate gross unrealized depreciation	(3,217,057)

Net unrealized appreciation	$60,039,733

Federal income tax cost of investments	$310,901,119

Investment in a company which was affiliated for the period ending July 31, 2013, was as follows:

Security	Value October 31, 2012	Purchases at Cost	Sales at Cost	Value July 31, 2013	Dividend Income	Realized Gain
Northern Trust Corp.	$63,356	$74,611	$1,425	$156,770	$1,708	$488

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	23	09/20/13	$1,932,575	$68,041
E-Mini S&P MidCap 400® Futures Contracts	6	09/20/13	737,700	38,348
Mini Russell 2000® Futures Contracts	15	09/20/13	1,564,350	83,996

				$190,385

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 98.8%
Aerospace & Defense - 0.9%
BAE Systems PLC	27,133	$183,421
Bombardier, Inc., Class A	800	3,868
Bombardier, Inc., Class B	10,985	52,999
CAE, Inc.	844	9,605
Chemring Group PLC	16,844	78,652
Cobham PLC	12,068	52,618
Elbit Systems Ltd.	412	18,211
European Aeronautic Defence and Space Co. N.V.	4,382	261,170
Finmeccanica SpA*	5,354	27,925
Kongsberg Gruppen AS	1,403	26,214
MacDonald Dettwiler & Associates Ltd.	250	18,679
Meggitt PLC	6,345	52,666
MTU Aero Engines AG	380	34,564
QinetiQ Group PLC	13,729	38,485
Rolls-Royce Holdings PLC*	15,485	275,843
Saab AB, Class B	233	4,210
Safran S.A.	1,820	106,673
Singapore Technologies Engineering Ltd.	16,000	53,754
Thales S.A.	649	33,394
Ultra Electronics Holdings PLC	1,683	46,335
Zodiac Aerospace	282	40,909

		1,420,195
Air Freight & Logistics - 0.4%
Bollore S.A.	30	14,349
Deutsche Post AG	7,434	207,987
Freightways Ltd.	5,961	19,263
Goodpack Ltd.	11,000	13,125
Mainfreight Ltd.	3,699	31,650
Oesterreichische Post AG	116	4,944
Panalpina Welttransport Holding AG	30	4,359
PostNL N.V.*	36,094	129,787
The Shibusawa Warehouse Co. Ltd.	2,000	8,724
Singapore Post Ltd.	5,000	5,161
TNT Express N.V.	2,492	19,553

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - (continued)
Toll Holdings Ltd.	3,011	$14,403
Yamato Holdings Co. Ltd.	2,900	63,452
Yusen Logistics Co. Ltd.	2,100	18,874

		555,631
Airlines - 0.2%
Air Berlin PLC*	3,525	8,889
Air France-KLM*	2,607	21,068
Air New Zealand Ltd.	2,717	3,136
ANA Holdings, Inc.	8,000	16,430
Cathay Pacific Airways Ltd.	13,000	24,071
Deutsche Lufthansa AG*	1,669	33,354
easyJet PLC	1,348	28,856
Finnair Oyj	4,086	15,734
International Consolidated Airlines Group S.A.*	6,610	29,171
Japan Airlines Co. Ltd.	500	26,435
Norwegian Air Shuttle AS*	532	23,658
Qantas Airways Ltd.*	1,868	2,112
SAS AB*	6,944	13,812
Singapore Airlines Ltd.	7,000	55,552
Skymark Airlines, Inc.	2,900	10,202
Tiger Airways Holdings Ltd.*	16,800	7,912
Virgin Australia Holdings Ltd.*	67,871	27,714

		348,106
Auto Components - 1.7%
Aisin Seiki Co. Ltd.	1,400	55,371
Akebono Brake Industry Co. Ltd.	5,500	26,115
Brembo SpA	2,959	64,084
Bridgestone Corp.	5,600	198,139
Cie Generale des Etablissements Michelin	1,550	155,350
Continental AG	843	132,534
Daido Metal Co. Ltd.	1,000	6,507
Denso Corp.	4,200	190,453
Eagle Industry Co. Ltd.	1,000	13,594
ElringKlinger AG	730	27,010
Exedy Corp.	1,800	48,370

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Faurecia*	4,301	$113,336
Futaba Industrial Co. Ltd.*	5,700	24,688
GKN PLC	13,919	73,878
G-Tekt Corp.	400	10,208
HI-LEX Corp.	2,100	42,233
Keihin Corp.	3,000	45,417
Kinugawa Rubber Industrial Co. Ltd.	3,000	15,952
Koito Manufacturing Co. Ltd.	1,000	19,257
KYB Co. Ltd.	8,000	41,482
Leoni AG	2,745	136,649
Linamar Corp.	3,850	119,502
Magna International, Inc.	1,753	133,941
Martinrea International, Inc.	6,793	79,292
Musashi Seimitsu Industry Co. Ltd.	1,800	45,185
NGK Spark Plug Co. Ltd.	1,000	19,806
NHK Spring Co. Ltd.	400	4,628
Nifco, Inc.	200	5,427
Nippon Seiki Co. Ltd.	3,000	44,197
Nissin Kogyo Co. Ltd.	2,000	37,436
NOK Corp.	800	12,705
Nokian Renkaat Oyj	745	33,031
Pirelli & C. SpA	3,659	48,003
Plastic Omnium S.A.	1,108	75,446
Press Kogyo Co. Ltd.	5,000	21,097
Riken Corp.	7,000	29,465
Sanden Corp.	6,000	21,229
Showa Corp.	4,100	55,025
Stanley Electric Co. Ltd.	1,600	30,908
Sumitomo Rubber Industries Ltd.	1,600	26,565
Tachi-S Co. Ltd.	1,100	15,758
Topre Corp.	2,200	22,525
Toyo Tire & Rubber Co. Ltd.	8,000	45,956
Toyoda Gosei Co. Ltd.	200	4,901
Toyota Industries Corp.	1,400	57,435
TPR Co. Ltd.	1,500	25,011

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
TS Tech Co. Ltd.	300	$9,822
Unipres Corp.	2,600	50,887
Valeo S.A.	575	45,521
Xinyi Glass Holdings Ltd.	10,000	9,168
The Yokohama Rubber Co. Ltd.	1,000	9,822
Yorozu Corp.	1,200	20,753

		2,601,074
Automobiles - 2.3%
Bayerische Motoren Werke AG	2,676	261,489
Bayerische Motoren Werke AG (Preference)	675	51,223
Daihatsu Motor Co. Ltd.	1,000	21,921
Daimler AG	7,631	529,136
FFP*	903	47,902
Fiat SpA*	7,044	56,027
Fuji Heavy Industries Ltd.	4,000	98,500
Honda Motor Co. Ltd.	13,200	487,174
Isuzu Motors Ltd.	9,000	63,779
Mazda Motor Corp.*	22,000	91,709
Mitsubishi Motors Corp.*	3,600	47,363
Nissan Motor Co. Ltd.	21,100	220,321
Peugeot S.A.*	2,813	35,858
Piaggio & C SpA	4,425	12,316
Renault S.A.	1,543	121,232
Suzuki Motor Corp.	2,400	57,368
Toyota Motor Corp.	23,000	1,396,065
Volkswagen AG	239	54,316
Yamaha Motor Co. Ltd.	2,000	26,760

		3,680,459
Beverages - 1.7%
Anheuser-Busch InBev N.V.	6,876	660,851
Asahi Group Holdings Ltd.	3,000	76,224
Britvic PLC	6,791	56,008
C&C Group PLC	5,331	29,377
Carlsberg A/S, Class B	883	87,364
Coca-Cola Amatil Ltd.	4,928	56,831
Coca-Cola East Japan Co. Ltd.	2,606	34,683

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Coca-Cola West Co. Ltd.	200	$3,872
Corby Distilleries Ltd., Class A	638	12,908
Cott Corp.	4,538	37,918
Davide Campari-Milano SpA	2,464	19,009
Diageo PLC	21,446	667,821
Heineken Holding N.V.	840	52,602
Heineken N.V.	1,792	125,638
Ito En Ltd.	200	4,671
Kirin Holdings Co. Ltd.	6,000	88,516
Molson Coors Canada, Inc., Class B	620	31,367
Pernod-Ricard S.A.	1,822	216,531
Remy Cointreau S.A.	137	14,157
Royal UNIBREW A/S	174	16,735
SABMiller PLC	7,829	382,246
Sapporo Holdings Ltd.	2,000	7,178
Takara Holdings, Inc.	1,000	8,459
Treasury Wine Estates Ltd.	3,352	14,349

		2,705,315
Biotechnology - 0.5%
3-D Matrix Ltd.*	200	7,341
Abcam PLC	4,747	34,040
Actelion Ltd.*	873	57,783
Active Biotech AB*	270	2,061
Algeta ASA*	597	24,389
Basilea Pharmaceutica*	185	14,843
CK Life Sciences International Holdings, Inc.	48,000	3,899
CSL Ltd.	4,245	251,705
Elan Corp. PLC*	4,422	67,995
Genmab A/S*	755	21,785
Genus PLC	1,543	32,188
Grifols S.A.	1,263	53,180
Grifols S.A., Class B	668	21,368
Japan Tissue Engineering Co. Ltd.*	2	7,524
Mesoblast Ltd.*	3,972	20,925
NicOx S.A.*	2,113	6,770
Novozymes A/S, Class B	2,144	73,357

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
OncoTherapy Science, Inc.*	4	$8,175
QLT, Inc.	600	2,604
Sosei Group Corp.*	300	14,473
Swedish Orphan Biovitrum AB*	2,704	20,231
Takara Bio, Inc.	200	4,992
ThromboGenics N.V.*	663	27,208
Zeltia S.A.*	4,904	15,042

		793,878
Building Products - 0.7%
Asahi Glass Co. Ltd.	8,000	51,650
Assa Abloy AB, Class B	2,731	120,590
Belimo Holding AG	9	21,039
Central Glass Co. Ltd.	14,000	43,984
Cie de St-Gobain	3,521	162,936
Daikin Industries Ltd.	2,000	82,965
Geberit AG	324	86,514
GWA Group Ltd.	1,512	3,338
Hills Holdings Ltd.	14,048	15,381
James Halstead PLC	912	3,515
Kingspan Group PLC	552	7,751
Lindab International AB*	2,940	26,495
LIXIL Group Corp.	2,200	51,491
Nibe Industrier AB, Class B	1,878	32,009
Nichias Corp.	8,000	52,138
Nichiha Corp.	1,600	23,604
Nippon Sheet Glass Co. Ltd.*	64,000	67,022
Nitto Boseki Co. Ltd.	2,000	6,934
Noritz Corp.	2,800	47,087
Rockwool International A/S, Class B	82	12,977
Sankyo Tateyama, Inc.	2,400	49,218
Sanwa Holdings Corp.	3,000	16,471
Sekisui Jushi Corp.	3,000	39,530
Takara Standard Co. Ltd.	3,000	21,900
Takasago Thermal Engineering Co. Ltd.	400	3,437
TOTO Ltd.	1,000	10,177

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Uponor Oyi	1,292	$22,405
Wienerberger AG	3,084	40,255

		1,122,813
Capital Markets - 2.4%
3i Group PLC	11,119	64,630
Aberdeen Asset Management PLC	6,049	35,242
ABG Sundal Collier Holding ASA	12,905	8,816
AGF Management Ltd., Class B	2,200	25,680
Alaris Royalty Corp.	538	17,793
Allied Properties HK Ltd.	160,000	22,694
ARA Asset Management Ltd.	15,200	21,954
Ashmore Group PLC	5,056	28,415
Avanza Bank Holding AB	174	3,993
Azimut Holding SpA	1,299	29,150
Banca Generali SpA	2,128	53,546
BinckBank N.V.	5,404	47,761
Boursorama*	690	6,496
Brederode S.A.	976	33,151
Canaccord Financial, Inc.	6,343	39,673
CI Financial Corp.	1,220	36,824
Close Brothers Group PLC	3,642	57,699
Credit Suisse Group AG*	12,506	365,967
Daiwa Securities Group, Inc.	12,000	101,998
Deutsche Bank AG	8,533	384,162
Dundee Corp., Class A*	2,118	45,222
EFG International AG*	1,165	15,234
F&C Asset Management PLC	33,791	51,229
GAM Holding AG*	2,090	33,291
Gimv N.V.	804	40,462
GMP Capital, Inc.	4,792	29,366
Hargreaves Lansdown PLC	1,217	18,090
Henderson Group PLC	3,437	8,551
ICAP PLC	7,570	46,686
Ichigo Group Holdings Co. Ltd.	17	11,926

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Ichiyoshi Securities Co. Ltd.	2,700	$35,412
IGM Financial, Inc.	1,022	48,523
Intermediate Capital Group PLC	10,457	77,095
Investec PLC	3,291	21,918
IOOF Holdings Ltd.	5,279	39,133
Jafco Co. Ltd.	300	10,889
Julius Baer Group Ltd.*	1,626	73,569
Jupiter Fund Management PLC	7,562	37,213
kabu.com Securities Co. Ltd.	2,000	10,696
Macquarie Group Ltd.	2,404	94,691
Magellan Financial Group Ltd.	1,403	14,606
Man Group PLC	11,656	14,190
Marusan Securities Co. Ltd.	1,200	8,528
Matsui Securities Co. Ltd.	1,300	11,909
Mediobanca SpA	3,062	18,760
MLP AG	523	3,190
Monex Group, Inc.	35	14,092
Nomura Holdings, Inc.	28,400	215,696
Okasan Securities Group, Inc.	4,000	34,447
Paris Orleans S.A.	1,836	42,786
Partners Group Holding AG	170	44,771
Perpetual Ltd.	1,078	38,601
Ratos AB, Class B	406	3,612
SBI Holdings, Inc.	1,400	14,633
Schroders PLC	1,174	43,695
Sprott, Inc.	1,700	4,432
Sun Hung Kai & Co. Ltd.	30,000	16,440
SVG Capital PLC*	14,686	87,522
Tetragon Financial Group Ltd.	9,444	100,579
Tokai Tokyo Financial Holdings, Inc.	2,200	16,284
Tullett Prebon PLC	19,041	96,099
UBS AG*	31,829	624,488

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Union Financiere de France BQE S.A.	1,204	$26,699
Uranium Participation Corp.*	9,968	48,189
Value Partners Group Ltd.	6,000	3,327
Verwaltungs- und Privat-Bank AG	129	9,906
Vontobel Holding AG	1,218	42,931

		3,735,252
Chemicals - 3.5%
Achilles Corp.	11,000	13,868
ADEKA Corp.	7,200	72,472
Agrium, Inc.	1,064	90,187
Air Liquide S.A.	2,607	345,409
Air Water, Inc.	1,000	14,621
Akzo Nobel N.V.	1,988	120,783
Alent PLC	4,958	27,623
Arkema S.A.	532	53,228
Asahi Kasei Corp.	10,000	63,139
AZ Electronic Materials S.A.	7,072	32,872
BASF SE	7,833	693,334
C Uyemura & Co. Ltd.	700	32,098
Canexus Corp.	3,680	30,534
Chemtrade Logistics Income Fund	1,938	31,859
Chr Hansen Holding A/S	1,276	42,158
Chugoku Marine Paints Ltd.	3,000	15,556
Clariant AG*	2,513	39,136
Croda International PLC	1,094	41,613
Daicel Corp.	1,000	8,591
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,000	16,878
Daiso Co. Ltd.	2,000	5,714
Denki Kagaku Kogyo KK	2,000	7,361
DIC Corp.	2,000	5,206
DuluxGroup Ltd.	10,039	40,182
Earth Chemical Co. Ltd.	400	14,214
Elementis PLC	12,237	46,510
EMS-Chemie Holding AG	53	18,510

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Essentra PLC	5,883	$69,032
Evonik Industries AG*	972	33,661
Frutarom Industries Ltd.	1,635	27,852
Fuchs Petrolub SE	522	38,838
Fujimi, Inc.	100	1,154
Givaudan S.A.*	70	97,110
H&R AG*	1,125	13,053
Hexpol AB	831	60,838
Hitachi Chemical Co. Ltd.	1,700	28,536
Incitec Pivot Ltd.	12,043	28,425
Ishihara Sangyo Kaisha Ltd.*	23,000	17,071
Israel Chemicals Ltd.	4,105	32,810
The Israel Corp. Ltd.*	6	2,820
Johnson Matthey PLC	1,653	71,046
JSP Corp.	1,100	17,962
JSR Corp.	1,900	34,231
K+S AG	985	24,229
Kaneka Corp.	1,000	6,751
Kansai Paint Co. Ltd.	1,000	12,933
Kemira Oyj	222	3,440
Koninklijke DSM N.V.	1,374	96,332
Koninklijke Ten Cate N.V.	2,423	58,347
Kuraray Co. Ltd.	3,000	40,842
Kureha Corp.	7,000	23,344
Lanxess AG	446	27,837
Linde AG	1,542	296,485
LyondellBasell Industries N.V., Class A	2,900	199,259
Methanex Corp.	646	30,822
Mitsubishi Chemical Holdings Corp.	14,500	67,963
Mitsubishi Gas Chemical Co. Inc.	3,000	22,144
Mitsui Chemicals, Inc.	11,000	25,388
Nihon Nohyaku Co. Ltd.	3,000	29,709
Nippon Kayaku Co. Ltd.	1,000	12,872
Nippon Paint Co. Ltd.	1,000	12,699
Nippon Shokubai Co. Ltd.	1,000	10,310
Nippon Soda Co. Ltd.	14,000	79,854

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
The Nippon Synthetic Chemical Industry Co. Ltd.	3,000	$32,454
Nissan Chemical Industries Ltd.	200	2,761
Nitto Denko Corp.	1,400	78,715
NOF Corp.	14,000	84,266
Nufarm Ltd.	13,418	54,189
Nuplex Industries Ltd.	15,345	38,107
Orica Ltd.	3,388	54,973
Potash Corp. of Saskatchewan, Inc.	7,252	210,213
Sakai Chemical Industry Co. Ltd.	9,000	28,367
Sanyo Chemical Industries Ltd.	3,000	19,064
Sateri Holdings Ltd.	12,000	1,903
Shin-Etsu Chemical Co. Ltd.	3,400	211,560
Shin-Etsu Polymer Co. Ltd.	3,800	12,093
Showa Denko KK	21,000	28,184
Sika AG	14	38,889
Solvay S.A.	421	56,909
Sumitomo Bakelite Co. Ltd.	2,000	7,503
Sumitomo Chemical Co. Ltd.	14,000	45,976
Symrise AG	814	35,074
Syngenta AG	798	315,455
T Hasegawa Co. Ltd.	1,600	21,945
Taiyo Holdings Co. Ltd.	200	6,233
Taiyo Nippon Sanso Corp.	1,000	7,036
Takasago International Corp.	4,000	20,294
Teijin Ltd.	11,000	23,822
Tessenderlo Chemie N.V.	786	21,239
Tikkurila Oyj	399	8,737
Toagosei Co. Ltd.	18,000	76,864
Tokai Carbon Co. Ltd.	1,000	2,867
Tokuyama Corp.	8,000	28,550
Tokyo Ohka Kogyo Co. Ltd.	800	17,146
Toray Industries, Inc.	14,000	88,963

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Tosoh Corp.	2,000	$7,076
Toyobo Co. Ltd.	2,000	3,111
Ube Industries Ltd.	15,000	28,367
Umicore S.A.	813	36,559
Victrex PLC	2,214	50,684
Wacker Chemie AG	136	13,280
Yara International ASA	1,188	53,152
Yule Catto & Co. PLC	23,241	69,306
Zeon Corp.	1,000	10,828

		5,532,369
Commercial Banks - 10.9%
The 77 Bank Ltd.	1,000	4,819
The Aichi Bank Ltd.	100	4,535
The Akita Bank Ltd.	14,000	37,578
Alpha Bank AE*	113,249	67,670
Aozora Bank Ltd.	8,000	24,645
Australia & New Zealand Banking Group Ltd.	23,275	621,631
The Awa Bank Ltd.	6,000	31,295
Banca Carige SpA*	102,207	57,136
Banca Monte dei Paschi di Siena SpA*	82,417	22,478
Banca Piccolo Credito Valtellinese Scarl*	23,102	28,023
Banca Popolare dell’Emilia Romagna Scrl*	3,264	19,460
Banca Popolare di Milano Scarl*	5,794	2,844
Banca Popolare di Sondrio SCARL	8,566	44,792
Banco Bilbao Vizcaya Argentaria S.A.	44,873	424,123
Banco BPI S.A.*	9,348	12,164
Banco Comercial Portugues S.A., Class R*	203,535	25,405
Banco de Sabadell S.A.	15,600	31,859
Banco Espirito Santo S.A.*	5,688	5,514
Banco Popolare SC*	4,982	6,331
Banco Popular Espanol S.A.*	22,737	99,782
Banco Santander S.A.*^	2,074	15,130
Banco Santander S.A.	86,185	628,738

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Bank Coop AG	592	$30,774
Bank Hapoalim BM	11,895	57,016
Bank Leumi Le-Israel BM*	14,127	47,496
Bank of East Asia Ltd.	11,540	43,301
Bank of Greece	1,579	25,999
The Bank of Iwate Ltd.	800	35,097
The Bank of Kyoto Ltd.	1,000	7,971
Bank of Montreal	5,578	346,546
The Bank of Nagoya Ltd.	2,000	6,934
Bank of Nova Scotia	9,565	539,726
The Bank of Okinawa Ltd.	400	16,329
Bank of Queensland Ltd.	818	6,989
The Bank of Saga Ltd.	13,000	26,170
Bank of the Ryukyus Ltd.	300	3,852
The Bank of Yokohama Ltd.	9,000	49,230
Bankinter S.A.	2,538	11,532
Banque Cantonale Vaudoise	8	4,116
Barclays PLC	94,678	413,242
Bendigo and Adelaide Bank Ltd.	4,286	41,080
Berner Kantonalbank AG	22	5,472
BNP Paribas S.A.	8,176	528,006
CaixaBank	11,440	42,108
Canadian Imperial Bank of Commerce	3,376	255,913
Canadian Western Bank	176	4,951
The Chiba Bank Ltd.	8,000	55,229
The Chiba Kogyo Bank Ltd.*	2,100	15,373
The Chugoku Bank Ltd.	1,000	12,953
Comdirect Bank AG	411	4,004
Commerzbank AG*	6,091	51,989
Commonwealth Bank of Australia	13,666	910,152
Credit Agricole S.A.*	8,345	79,539
Credito Emiliano SpA	6,372	34,978
Dah Sing Banking Group Ltd.	22,000	25,531

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Dah Sing Financial Holdings Ltd.	7,600	$31,702
The Daishi Bank Ltd.	8,000	27,004
Danske Bank A/S*	5,771	106,179
DBS Group Holdings Ltd.	15,000	196,633
DNB ASA	8,290	137,581
The Ehime Bank Ltd.	15,000	35,992
The Eighteenth Bank Ltd.	14,000	31,885
Erste Group Bank AG	1,907	57,810
Espirito Santo Financial Group S.A.*	10,651	74,109
The Fukui Bank Ltd.	13,000	28,814
Fukuoka Financial Group, Inc.	3,000	13,482
The Governor & Co. of the Bank of Ireland*	183,484	41,419
The Gunma Bank Ltd.	2,000	11,286
The Hachijuni Bank Ltd.	2,000	11,713
Hang Seng Bank Ltd.	7,000	107,139
The Higashi-Nippon Bank Ltd.	8,000	17,000
The Hiroshima Bank Ltd.	2,000	8,296
The Hokkoku Bank Ltd.	9,000	30,380
The Hokuetsu Bank Ltd.	14,000	27,472
Hokuhoku Financial Group, Inc.	16,000	30,095
HSBC Holdings PLC	155,252	1,760,095
Intesa Sanpaolo SpA	88,050	165,952
Israel Discount Bank Ltd., Class A*	3,293	5,621
The Iyo Bank Ltd.	1,000	9,517
The Joyo Bank Ltd.	4,000	21,473
The Juroku Bank Ltd.	9,000	32,942
Jyske Bank A/S*	200	8,756
Kansai Urban Banking Corp.	18,000	19,765
KBC Groep N.V.	2,240	89,678
The Keiyo Bank Ltd.	5,000	26,181
Kiyo Holdings, Inc.	8,000	11,062
Laurentian Bank of Canada	2,565	112,400
Liechtensteinische Landesbank AG	942	38,069

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Lloyds Banking Group PLC*	353,907	$367,369
The Michinoku Bank Ltd.	8,000	15,210
The Mie Bank Ltd.	10,000	20,538
The Minato Bank Ltd.	20,000	33,755
Mitsubishi UFJ Financial Group, Inc.	105,000	641,604
The Miyazaki Bank Ltd.	9,000	25,713
Mizrahi Tefahot Bank Ltd.*	506	5,405
Mizuho Financial Group, Inc.	185,400	382,657
The Musashino Bank Ltd.	300	10,630
The Nanto Bank Ltd.	1,000	3,803
National Australia Bank Ltd.	19,942	558,922
National Bank of Canada	1,403	107,826
National Bank of Greece S.A.*	3,550	12,397
Natixis	5,282	26,898
The Nishi-Nippon City Bank Ltd.	2,000	5,145
Nordea Bank AB	23,286	294,108
Oberbank AG	182	11,552
The Oita Bank Ltd.	9,000	26,720
Oversea-Chinese Banking Corp. Ltd.	23,000	190,651
Permanent TSB Group Holdings PLC*	367,861	13,189
Piraeus Bank S.A.*	763	978
Raiffeisen Bank International AG	308	9,343
Resona Holdings, Inc.	13,000	64,369
Ringkjoebing Landbobank A/S	102	17,804
Royal Bank of Canada	12,098	755,029
Royal Bank of Scotland Group PLC*	15,764	75,903
The San-In Godo Bank Ltd.	3,000	22,602
Senshu Ikeda Holdings, Inc.	400	2,013
Seven Bank Ltd.	6,400	23,621
The Shiga Bank Ltd.	1,000	5,683

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
The Shikoku Bank Ltd.	2,000	$4,555
The Shimizu Bank Ltd.	800	21,392
Shinsei Bank Ltd.	8,000	17,732
The Shizuoka Bank Ltd.	5,000	53,937
Skandinaviska Enskilda Banken AB, Class A	11,845	130,395
Societe Generale S.A.	5,502	220,746
Spar Nord Bank A/S*	8,458	58,451
SpareBank 1 SMN	10,136	83,466
SpareBank 1 SR Bank ASA	2,585	21,767
Standard Chartered PLC	19,631	453,715
Sumitomo Mitsui Financial Group, Inc.	11,000	501,601
Sumitomo Mitsui Trust Holdings, Inc.	24,000	110,294
Suruga Bank Ltd.	1,000	17,711
Svenska Handelsbanken AB, Class A	4,131	187,086
Swedbank AB	7,883	189,600
Sydbank A/S*	5,854	130,645
The Tochigi Bank Ltd.	6,000	22,571
The Toho Bank Ltd.	4,000	11,753
The Tokyo Tomin Bank Ltd.	2,500	25,749
TOMONY Holdings, Inc.	1,600	5,694
The Toronto-Dominion Bank	7,514	632,666
The Towa Bank Ltd.	16,000	14,804
The Tsukuba Bank Ltd.	5,400	17,898
UniCredit SpA	35,954	195,358
Unione di Banche Italiane SCPA	7,616	32,280
United Overseas Bank Ltd.	11,000	185,298
Valiant Holding	274	25,670
Westpac Banking Corp.	26,289	728,790
Wing Hang Bank Ltd.	511	4,737
The Yachiyo Bank Ltd.	1,200	34,113
The Yamagata Bank Ltd.	5,000	21,351
Yamaguchi Financial Group, Inc.	1,000	9,496
The Yamanashi Chuo Bank Ltd.	16,000	63,769

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Zuger Kantonalbank AG	4	$20,320

		17,269,899
Commercial Services & Supplies - 1.2%
Aeon Delight Co. Ltd.	1,900	34,559
Aggreko PLC	2,338	63,093
Babcock International Group PLC	2,761	49,183
Berendsen PLC	5,343	66,179
Bilfinger SE	395	37,434
Black Diamond Group Ltd.	1,100	26,300
Brambles Ltd.	14,506	118,207
Cabcharge Australia Ltd.	9,620	37,383
Dai Nippon Printing Co. Ltd.	3,000	26,659
Daiseki Co. Ltd.	1,300	22,721
De La Rue PLC	2,676	40,103
Derichebourg S.A.*	3,371	11,616
Downer EDI Ltd.	890	3,011
Duskin Co. Ltd.	200	3,713
Edenred	1,613	51,586
G4S PLC	9,900	33,755
Gategroup Holding AG*	636	14,340
Homeserve PLC	20,394	81,995
Horizon North Logistics, Inc.	6,183	40,657
Intrum Justitia AB	2,508	63,699
Kaba Holding AG, Class B*	87	34,691
Lassila & Tikanoja Oyj*	1,342	25,179
Loomis AB, Class B	1,396	29,903
Matsuda Sangyo Co. Ltd.	800	10,444
Mineral Resources Ltd.	10,245	87,347
Mitie Group PLC	27,679	113,719
Mitsubishi Pencil Co. Ltd.	200	4,230
Moshi Moshi Hotline, Inc.	200	2,485
Newalta Corp.	1,622	22,420
Nissha Printing Co. Ltd.*	700	12,512
Okamura Corp.	5,000	33,908
Oyo Corp.	1,100	16,116
Park24 Co. Ltd.	700	12,839
PayPoint PLC	1,283	21,221

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Pilot Corp.	400	$13,421
Progressive Waste Solutions Ltd.	824	19,757
Prosegur Cia de Seguridad S.A.	502	2,586
Regus PLC	25,957	72,880
Rentokil Initial PLC	26,217	38,951
Ritchie Bros Auctioneers, Inc.	166	3,197
RPS Group PLC	9,758	33,419
Salmat Ltd.	3,131	6,098
Sato Holdings Corp.	1,100	19,516
Seche Environnement S.A.	94	3,214
Secom Co. Ltd.	1,900	104,316
Securitas AB, Class B	4,303	41,839
Serco Group PLC	3,708	35,247
Shanks Group PLC	22,998	30,682
Societe BIC S.A.	209	23,145
Sohgo Security Services Co. Ltd.	1,000	17,793
Tokyu Community Corp.	500	22,698
Tomra Systems ASA	799	7,295
Toppan Printing Co. Ltd.	3,000	20,314
Transcontinental, Inc., Class A	5,574	67,665
Transfield Services Ltd.	42,211	33,715
Transpacific Industries Group Ltd.*	16,864	12,940

		1,883,895
Communications Equipment - 0.5%
AAC Technologies Holdings, Inc.*	3,500	16,292
Aastra Technologies Ltd.	300	7,517
Alcatel-Lucent*	25,820	65,004
Axis Communications AB	894	25,442
Blackberry Ltd.*	3,416	29,972
Denki Kogyo Co. Ltd.	2,000	10,818
EVS Broadcast Equipment S.A.	553	39,961
Hitachi Kokusai Electric, Inc.	1,000	9,954
Japan Radio Co. Ltd.*	5,000	16,471

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Nokia Oyj*	27,289	$106,895
Pace PLC	21,846	103,300
Sierra Wireless, Inc.*	900	11,626
Spirent Communications PLC	18,733	37,516
Telefonaktiebolaget LM Ericsson, Class A	876	9,878
Telefonaktiebolaget LM Ericsson, Class B	25,005	294,777
TKH Group N.V.	1,241	34,078
VTech Holdings Ltd.	2,500	38,264
Wi-Lan, Inc.	1,838	6,615

		864,380
Computers & Peripherals - 0.2%
Bull*	1,938	6,408
Eizo Corp.	1,300	29,105
Gemalto N.V.	567	59,177
Japan Digital Laboratory Co. Ltd.	1,800	17,185
Logitech International S.A.	3,059	21,696
Melco Holdings, Inc.	1,100	15,053
NEC Corp.	19,000	42,885
Seiko Epson Corp.	900	11,237
Wacom Co. Ltd.	1,300	10,468
Wincor Nixdorf AG	843	53,568

		266,782
Construction & Engineering - 1.8%
Abengoa S.A., Class B	36,899	87,948
ACS Actividades de Construccion y Servicios S.A.	1,747	50,107
Aecon Group, Inc.	4,830	55,721
Arcadis N.V.	1,389	35,965
Ausdrill Ltd.	21,674	21,007
Ausenco Ltd.	8,995	12,311
Balfour Beatty PLC	8,637	32,329
Bird Construction, Inc.	2,607	31,673
Boart Longyear Ltd.	39,635	18,319
Bouygues S.A.	1,375	40,113
Cardno Ltd.	11,687	57,372
Carillion PLC	36,446	164,712

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Chiyoda Corp.	1,000	$11,835
Chudenko Corp.	2,300	28,412
Cie d’Entreprises CFE	549	33,242
Colas S.A.	20	2,868
COMSYS Holdings Corp.	300	3,801
Eiffage S.A.	82	4,389
Elecnor S.A.	3,963	54,307
Ellaktor S.A.*	6,332	18,497
Ferrovial S.A.	3,179	54,032
FLSmidth & Co. A/S	836	39,637
Fomento de Construcciones y Contratas SA*	3,085	42,562
Galliford Try PLC	5,486	82,422
Genivar, Inc.	1,072	25,547
Hibiya Engineering Ltd.	1,600	17,081
Hochtief AG	461	35,063
Impregilo SpA	3,756	16,109
Interserve PLC	11,033	85,222
JGC Corp.	2,000	70,357
Kajima Corp.	6,000	21,046
Keller Group PLC	2,640	44,386
Kier Group PLC	1,876	42,207
Kinden Corp.	2,000	19,399
Koninklijke BAM Groep N.V.	19,923	113,755
Koninklijke Boskalis Westminster N.V.	750	28,129
Kyudenko Corp.	1,000	4,474
Leighton Holdings Ltd.	1,172	17,376
Lemminkainen Oyj	186	3,668
Maeda Corp.	8,000	41,808
Mirait Holdings Corp.	4,300	39,697
Monadelphous Group Ltd.	2,502	36,960
Morgan Sindall Group PLC	3,143	31,925
NCC AB, Class B	218	5,704
Nippon Densetsu Kogyo Co. Ltd.	3,000	28,855
Nishimatsu Construction Co. Ltd.	24,000	56,123
NRW Holdings Ltd.	19,867	17,384

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Obayashi Corp.	6,000	$31,966
Okumura Corp.	2,000	7,727
Outotec Oyj	560	6,785
Peab AB	12,307	67,317
Penta-Ocean Construction Co. Ltd.	8,500	20,568
Royal Imtech N.V.*	32,654	79,131
Sacyr Vallehermoso S.A.*	11,606	42,766
Sanki Engineering Co. Ltd.	6,000	33,735
Shikun & Binui Ltd.	19,180	45,699
Shimizu Corp.	2,000	8,296
SHO-BOND Holdings Co. Ltd.	600	23,364
Skanska AB, Class B	3,362	63,270
SNC-Lavalin Group, Inc.	1,400	58,149
SOCAM Development Ltd.	20,000	22,926
Sumitomo Mitsui Construction Co. Ltd.*	24,500	19,928
Sweco AB, Class B	1,854	21,275
Taihei Dengyo Kaisha Ltd.	1,000	7,076
Taikisha Ltd.	600	14,440
Taisei Corp.	7,000	27,187
Toda Corp.	16,000	45,387
Toyo Engineering Corp.	3,000	13,817
Trevi Finanziaria Industriale SpA	574	4,779
UGL Ltd.	13,356	87,261
United Engineers Ltd.	17,000	31,359
Veidekke ASA	5,791	46,903
Vinci S.A.	4,195	226,100
YIT Oyi	338	4,582
Yokogawa Bridge Holdings Corp.	1,000	12,028
Yurtec Corp.	1,000	3,050

		2,862,727
Construction Materials - 0.5%
Adelaide Brighton Ltd.	8,560	25,197
Boral Ltd.	4,399	16,739
Brickworks Ltd.	2,458	27,001
Buzzi Unicem SpA	811	11,943
Cementir Holding SpA	1,815	5,972

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Ciments Francais S.A.	571	$34,513
Cimpor Cimentos de Portugal SGPS S.A.	521	2,186
CRH PLC	6,177	129,594
Fletcher Building Ltd.	5,462	35,345
HeidelbergCement AG	1,162	89,091
Holcim Ltd.*	2,136	153,795
Imerys S.A.	76	5,010
Italcementi SpA	3,175	13,959
Italmobiliare SpA*	2,991	50,661
James Hardie Industries PLC	3,965	32,879
Lafarge S.A.	1,514	96,628
Marshalls PLC	1,746	4,043
RHI AG	1,389	43,546
Sumitomo Osaka Cement Co. Ltd.	3,000	9,700
Taiheiyo Cement Corp.	11,000	36,907
Titan Cement Co. S.A.*	479	8,714

		833,423
Consumer Finance - 0.2%
Acom Co. Ltd.*	330	10,133
AEON Financial Service Co. Ltd.	500	14,524
Aiful Corp.*	3,350	31,301
Credit Saison Co. Ltd.	1,000	22,378
FlexiGroup Ltd.	3,498	14,284
Hitachi Capital Corp.	600	14,251
Hong Leong Finance Ltd.	2,000	4,207
International Personal Finance PLC	7,928	76,442
J Trust Co. Ltd.	800	16,658
Jaccs Co. Ltd.	2,000	10,289
Orient Corp.*	4,000	10,940
Provident Financial PLC	1,333	34,113

		259,520
Containers & Packaging - 0.4%
Amcor Ltd.	10,921	103,793
BillerudKorsnas AB	10,772	100,865
Cascades, Inc.	4,900	27,931

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
CCL Industries, Inc., Class B	696	$47,113
DS Smith PLC	6,384	25,106
Fuji Seal International, Inc.	1,900	54,959
Huhtamaki Oyj	318	6,064
Intertape Polymer Group, Inc.	700	8,212
Rengo Co. Ltd.	2,000	10,106
Rexam PLC	6,147	45,832
RPC Group PLC	13,169	91,599
Smurfit Kappa Group PLC	1,115	22,504
Toyo Seikan Group Holdings Ltd.	1,800	29,703
Winpak Ltd.	1,210	22,480

		596,267
Distributors - 0.2%
Breville Group Ltd.	3,137	21,227
D’ieteren S.A./N.V.	182	8,248
Doshisha Co. Ltd.	2,800	39,258
Headlam Group PLC	4,484	26,138
Inchcape PLC	5,798	50,147
Jardine Cycle & Carriage Ltd.	1,000	31,650
Pacific Brands Ltd.	51,821	38,368
Paltac Corp.	2,800	38,261
Smiths News PLC	15,108	38,938
Uni-Select Inc.	2,340	46,912

		339,147
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	400	13,746
Dignity PLC	942	21,065
EnerCare, Inc.	1,424	13,173
Invocare Ltd.	4,175	43,613
Navitas Ltd.	2,131	11,475

		103,072
Diversified Financial Services - 1.2%
Ackermans & van Haaren N.V.	96	8,696
ASX Ltd.	1,123	34,972
Banque Nationale de Belgique	15	53,957

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Bolsas y Mercados Espanoles S.A.	2,103	$58,000
Century Tokyo Leasing Corp.	600	16,447
Challenger Ltd.	1,140	4,369
Deutsche Boerse AG	1,500	105,923
Element Financial Corp.*	2,907	35,968
Eurazeo	77	4,939
Exor SpA	176	5,777
Fimalac	68	3,657
First Pacific Co. Ltd.	18,000	20,355
Fuyo General Lease Co. Ltd.	500	17,335
Grenkeleasing AG	331	30,423
Groupe Bruxelles Lambert S.A.	477	38,744
HAL Trust	589	74,378
Henex	492	32,796
Hong Kong Exchanges and Clearing Ltd.	8,100	125,855
IBJ Leasing Co. Ltd.	1,400	41,137
IG Group Holdings PLC	2,763	24,191
Industrivarden AB, Class A	1,574	30,007
Industrivarden AB, Class C	296	5,308
ING Groep N.V.*	32,186	328,229
Investment AB Kinnevik, Class B	1,836	55,283
Investment AB Oresund*	519	9,092
Investor AB, Class A	877	25,575
Investor AB, Class B	3,174	95,280
Japan Exchange Group Inc.	400	37,415
Japan Securities Finance Co. Ltd.	3,600	25,402
KBC Ancora*	1,377	28,524
London Stock Exchange Group PLC	1,194	28,492
Lundbergforetagen AB, Class B	678	28,631
Marfin Investment Group Holdings S.A.*	48,482	18,605
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,300	27,159
Onex Corp.	1,107	52,655

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
ORIX Corp.	10,100	$149,413
Pacific Century Regional Developments Ltd.*	49,000	8,654
Pargesa Holding S.A.	70	4,991
Pohjola Bank PLC, Class A	1,646	28,282
Public Financial Holdings Ltd.	10,000	4,616
Ricoh Leasing Co. Ltd.	1,100	30,130
Singapore Exchange Ltd.	6,000	35,935
SNS REAAL N.V.*^	2,857	—
Sofina S.A.	46	4,324
TMX Group Ltd.	425	18,686
Washington H Soul Pattinson & Co. Ltd.	3,833	46,439
Wendel S.A.	411	47,414
Wuestenrot & Wuerttembergische AG	718	13,252

		1,925,712
Diversified Telecommunication Services - 2.2%
BCE, Inc.	2,145	88,780
Belgacom S.A.	1,262	30,876
Bell Aliant, Inc.	118	3,192
Bezeq The Israeli Telecommunication Corp. Ltd.	12,446	20,105
BT Group PLC	63,591	328,459
Cable & Wireless Communications PLC	209,638	128,750
Chorus Ltd.	31,644	68,005
Colt Group S.A.*	8,747	13,685
Deutsche Telekom AG	24,983	303,473
Elisa Oyj	1,554	33,325
Hellenic Telecommunications Organization SA*	2,279	20,578
HKT Trust / HKT Ltd.	11,000	10,765
Hutchison Telecommunications Hong Kong Holdings Ltd.	26,000	14,818
iiNET Ltd.	2,704	14,706
Iliad S.A.	205	48,276
Inmarsat PLC	4,915	50,930

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Jazztel PLC*	5,055	$45,778
Koninklijke KPN N.V.*	17,900	47,085
M2 Telecommunications Group Ltd.	3,010	16,910
Manitoba Telecom Services, Inc.	700	23,266
Nippon Telegraph & Telephone Corp.	3,900	195,684
Orange S.A.	14,015	137,508
PCCW Ltd.	31,000	14,110
Portugal Telecom SGPS S.A.	4,044	15,417
Singapore Telecommunications Ltd.	71,000	219,027
Swisscom AG	227	101,022
TalkTalk Telecom Group PLC	5,820	21,794
TDC A/S	6,151	53,726
Telecom Corp of New Zealand Ltd.	18,212	32,616
Telecom Italia SpA	53,930	36,414
Telefonica Deutschland Holding AG	679	4,638
Telefonica S.A.	33,112	471,115
Telekom Austria AG	3,410	23,659
Telenor ASA	6,177	136,302
TeliaSonera AB	18,594	134,279
Telstra Corp. Ltd.	36,094	161,639
TELUS Corp.	2,404	72,982
Vivendi S.A.	10,990	234,365
Ziggo N.V.	1,027	40,720

		3,418,779
Electric Utilities - 1.2%
Acciona S.A.	52	2,439
Alpiq Holding AG*	89	10,996
BKW AG	1,223	40,146
Cheung Kong Infrastructure Holdings Ltd.	3,000	20,715
Chubu Electric Power Co. Inc.	5,600	77,434

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
The Chugoku Electric Power Co. Inc.	2,900	$42,488
CLP Holdings Ltd.	19,500	161,675
Contact Energy Ltd.	4,950	21,157
EDP - Energias de Portugal S.A.	12,448	44,133
Electricite de France S.A.	2,452	71,809
Elia System Operator S.A./N.V.	468	19,737
Emera Inc.	1,400	44,504
Endesa S.A.*	208	4,821
Enel SpA	50,449	167,740
Fortis, Inc.	1,470	46,171
Fortum Oyj	3,375	66,550
Hokkaido Electric Power Co. Inc.*	1,300	16,931
Hokuriku Electric Power Co.	1,100	15,825
Iberdrola S.A.	36,531	201,307
The Kansai Electric Power Co. Inc.*	5,900	71,984
Kyushu Electric Power Co. Inc.*	3,700	51,350
The Okinawa Electric Power Co. Inc.	1,300	49,103
Power Assets Holdings Ltd.	11,000	98,790
Public Power Corp. S.A.	1,519	15,712
Red Electrica Corp. S.A.	758	42,228
Romande Energie Holding S.A.	7	8,438
Shikoku Electric Power Co. Inc.*	1,000	17,843
SP AusNet	32,218	34,119
Spark Infrastructure Group	8,516	13,642
SSE PLC	8,025	191,619
Terna Rete Elettrica Nazionale SpA	11,019	49,016
Tohoku Electric Power Co. Inc.*	3,600	41,946
Tokyo Electric Power Co. Inc.*	11,300	68,819
TrustPower Ltd.	2,903	17,099

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Verbund AG	973	$19,154

		1,867,440
Electrical Equipment - 1.2%
ABB Ltd.*	19,141	421,075
Alstom S.A.	1,341	45,264
Areva S.A.*	411	6,901
Cosel Co. Ltd.	700	8,049
Daihen Corp.	5,000	19,674
Endo Lighting Corp.	200	5,496
Fuji Electric Co. Ltd.	2,000	7,463
Fujikura Ltd.	4,000	14,560
Furukawa Electric Co. Ltd.	5,000	12,048
Futaba Corp.	400	4,677
Gamesa Corp. Tecnologica S.A.*	11,971	88,221
GS Yuasa Corp.	1,000	4,392
Huber & Suhner AG	90	4,097
Idec Corp.	4,200	37,749
Legrand S.A.	2,060	106,543
Mersen	1,327	30,131
Mitsubishi Electric Corp.	15,000	145,341
Nexans S.A.	997	53,047
Nidec Corp.	800	65,070
Nippon Signal Co. Ltd.	3,000	21,504
Nissin Electric Co. Ltd.	5,000	30,044
Nitto Kogyo Corp.	1,500	24,767
Nordex SE*	1,750	14,637
Ormat Industries*	985	5,905
Phoenix Mecano AG	20	10,375
Prysmian SpA	1,372	27,837
Schneider Electric S.A.	4,354	345,789
SGL Carbon SE	568	18,535
Sinfonia Technology Co. Ltd.	3,000	4,728
Sumitomo Electric Industries Ltd.	7,400	99,690
SWCC Showa Holdings Co. Ltd.*	9,000	7,046
Tatsuta Electric Wire and Cable Co. Ltd.	3,200	24,759
Ushio, Inc.	400	4,901

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Vacon PLC	308	$21,267
Vestas Wind Systems A/S*	5,979	120,975
Zumtobel AG	3,378	41,397

		1,903,954
Electronic Equipment, Instruments & Components - 1.4%
Alps Electric Co. Ltd.	1,200	8,992
Amano Corp.	600	6,411
Anritsu Corp.	1,000	12,526
Azbil Corp.	300	6,414
Barco N.V.	924	69,113
Canon Electronics, Inc.	1,500	28,199
Celestica Inc.*	12,483	132,109
Citizen Holdings Co. Ltd.	800	4,563
Dai-ichi Seiko Co. Ltd.	200	2,597
Daiwabo Holdings Co. Ltd.	14,000	22,490
Digital China Holdings Ltd.	65,000	71,409
Domino Printing Sciences PLC	2,246	21,588
Elec & Eltek International Co. Ltd.	4,000	8,640
Electrocomponents PLC	11,578	43,197
Enplas Corp.	100	7,981
Evertz Technologies Ltd.	300	4,354
FIH Mobile Ltd.*	5,000	2,695
FUJIFILM Holdings Corp.	4,200	91,938
Halma PLC	1,390	11,717
Hamamatsu Photonics KK	700	24,234
Hexagon AB, Class B	2,345	71,327
Hirose Electric Co. Ltd.	300	39,927
Hitachi High-Technologies Corp.	200	4,356
Hitachi Ltd.	42,000	280,982
Horiba Ltd.	300	10,920
Hosiden Corp.	3,500	19,252
Hoya Corp.	4,300	92,422
Ibiden Co. Ltd.	700	10,419
Ingenico	99	7,389
Japan Aviation Electronics Industry Ltd.	3,000	27,787

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Jenoptik AG	470	$5,883
Kaga Electronics Co. Ltd.	400	3,184
Kapsch TrafficCom AG	121	5,143
Keyence Corp.	400	130,141
Koa Corp.	900	8,858
Kudelski S.A.	266	3,521
Kyocera Corp.	1,400	141,630
Laird PLC	20,795	60,846
Maruwa Co. Ltd./Aichi	200	6,599
Mitsumi Electric Co. Ltd.*	5,700	41,089
Murata Manufacturing Co. Ltd.	1,500	102,791
Nichicon Corp.	2,100	21,010
Nippon Ceramic Co. Ltd.	400	5,063
Nippon Electric Glass Co. Ltd.	2,000	10,716
Oki Electric Industry Co. Ltd.*	28,000	53,805
Omron Corp.	1,700	52,458
Oxford Instruments PLC	1,513	32,686
Premier Farnell PLC	13,110	45,097
Renishaw PLC	987	23,493
Ryosan Co. Ltd.	2,900	48,739
Shimadzu Corp.	1,000	7,859
Spectris PLC	673	21,528
Star Micronics Co. Ltd.	4,600	46,442
Taiyo Yuden Co. Ltd.	800	10,680
TDK Corp.	1,300	46,724
Topcon Corp.	1,400	15,387
Toyo Corp./Chuo-ku	700	8,242
Truly International Holdings	76,000	34,201
Venture Corp. Ltd.	1,000	5,746
Yaskawa Electric Corp.	1,000	11,906
Yokogawa Electric Corp.	2,200	28,407

		2,185,822
Energy Equipment & Services - 1.3%
Aker Solutions ASA	1,277	19,174
AMEC PLC	2,030	33,146
Archer Ltd.*	12,604	10,123

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Bonheur ASA	689	$16,369
Bourbon S.A.	3,645	98,785
BW Offshore Ltd.	19,432	25,563
Calfrac Well Services Ltd.	2,531	83,829
Canadian Energy Services & Technology Corp.	500	9,051
Canyon Services Group, Inc.	4,354	53,321
CGG*	1,122	28,307
DOF ASA*	7,141	31,394
Enerflex Ltd.	2,040	28,951
Ensign Energy Services, Inc.	1,654	28,750
Ezion Holdings Ltd.	12,000	20,911
Ezra Holdings Ltd.*	46,000	31,234
Farstad Shipping ASA	1,893	41,131
Fred Olsen Energy ASA	56	2,695
Fugro N.V.	373	22,684
Ganger Rolf ASA	908	20,573
Hunting PLC	9,986	125,505
Japan Drilling Co. Ltd.	100	6,751
John Wood Group PLC	2,324	31,763
Kvaerner ASA	10,867	18,559
Lamprell PLC*	15,249	33,464
Miclyn Express Offshore Ltd.	7,837	13,645
Modec, Inc.	600	17,526
Mullen Group Ltd.	180	4,477
Pason Systems, Inc.	1,711	32,404
Petrofac Ltd.	1,990	39,612
Petroleum Geo-Services ASA	633	8,493
Precision Drilling Corp.	446	4,542
Prosafe SE	624	6,251
Saipem SpA	2,187	46,609
Savanna Energy Services Corp.	5,031	36,116
SBM Offshore N.V.*	1,577	30,468
Schoeller-Bleckmann Oilfield Equipment AG	202	23,805
Seadrill Ltd.	2,999	128,245

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Secure Energy Services, Inc.	2,828	$38,622
ShawCor Ltd.	274	12,300
Shinko Plantech Co. Ltd.	3,900	30,413
Siem Offshore, Inc.*	20,434	26,950
Solstad Offshore ASA	1,039	16,866
Subsea 7 S.A.	2,955	55,862
Technip S.A.	840	92,522
Tecnicas Reunidas S.A.	62	2,822
Tenaris S.A.	3,963	89,143
TGS Nopec Geophysical Co. ASA	1,178	37,706
Transocean Ltd.	3,300	155,628
Trican Well Service Ltd.	1,676	24,650
Trinidad Drilling Ltd.	10,488	95,693
Weatherford International Ltd./Switzerland*	7,100	99,116
WorleyParsons Ltd.	1,667	32,958

		2,025,477
Food & Staples Retailing - 2.1%
Aeon Co. Ltd.	4,400	60,304
Ain Pharmaciez, Inc.	100	4,331
Alimentation Couche Tard, Inc., Class B	1,377	84,317
Arcs Co. Ltd.	2,800	51,414
Axfood AB	88	4,089
Booker Group PLC	12,869	25,753
Carrefour S.A.	4,931	151,054
Casino Guichard Perrachon S.A.	434	44,547
Cawachi Ltd.	700	13,978
Cocokara fine, Inc.	900	27,909
Colruyt S.A.	361	20,555
Cosmos Pharmaceutical Corp.	100	10,584
CREATE SD HOLDINGS Co. Ltd.	700	25,372
Dairy Farm International Holdings Ltd.	1,800	21,420
Delhaize Group S.A.	673	44,106
Distribuidora Internacional de Alimentacion S.A.	7,256	60,006

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Empire Co. Ltd., Class A	90	$7,068
FamilyMart Co. Ltd.	700	30,781
George Weston Ltd.	605	51,234
Heiwado Co. Ltd.	2,800	45,663
ICA Gruppen AB*	1,736	48,341
Inageya Co. Ltd.	800	7,906
Itochu-Shokuhin Co. Ltd.	300	9,989
Izumiya Co. Ltd.	1,000	4,484
J Sainsbury PLC	11,906	71,045
The Jean Coutu Group PJC, Inc., Class A	254	4,645
Jeronimo Martins SGPS S.A.	2,760	54,423
Kasumi Co. Ltd.	3,500	22,063
Kato Sangyo Co. Ltd.	1,500	31,432
Kesko OYJ, Class B	112	3,511
Koninklijke Ahold N.V.	8,904	146,430
Lawson, Inc.	500	39,042
Life Corp.	300	3,724
Loblaw Cos. Ltd.	714	34,038
Metcash Ltd.	12,132	37,563
Metro AG	1,008	34,687
Metro, Inc.	646	46,292
Ministop Co. Ltd.	1,300	21,214
The North West Co. Inc.	1,640	38,031
Okuwa Co. Ltd.	1,000	9,405
Olam International Ltd.	11,000	14,636
Rallye S.A.	2,242	82,539
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	231	11,922
San-A Co. Ltd.	500	24,147
Seven & I Holdings Co. Ltd.	6,300	236,999
Shoppers Drug Mart Corp.	1,736	103,226
Shufersal Ltd.	3,578	14,078
Sligro Food Group N.V.	578	20,853
Sugi Holdings Co. Ltd.	200	7,737
Sundrug Co. Ltd.	200	8,571
Tesco PLC	70,522	392,698
Tsuruha Holdings, Inc.	100	9,171

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
UNY Group Holdings Co. Ltd.	3,900	$24,981
Valor Co. Ltd.	2,500	41,355
Welcia Holdings Co. Ltd.	800	42,784
Wesfarmers Ltd.	9,703	353,916
WM Morrison Supermarkets PLC	20,443	89,600
Woolworths Ltd.	9,776	292,332
Yaoko Co. Ltd.	800	29,810
Yokohama Reito Co. Ltd.	2,100	16,377

		3,270,482
Food Products - 3.5%
AarhusKarlshamn AB	442	25,292
Adecoagro S.A.*	3,400	22,270
Ajinomoto Co. Inc.	5,000	69,544
Ariake Japan Co. Ltd.	800	18,683
Aryzta AG*	829	51,079
Associated British Foods PLC	3,488	102,798
Austevoll Seafood ASA	7,784	43,961
Australian Agricultural Co. Ltd.*	7,220	7,452
Barry Callebaut AG*	25	24,148
Bonduelle S.C.A.	1,156	28,612
Bongrain S.A.	386	24,987
Calbee Inc.	100	9,588
Campofrio Food Group S.A.*	1,557	10,751
Cermaq ASA	596	10,934
China Fishery Group Ltd.	60,000	17,662
Copeinca ASA	1,150	13,174
CSM	2,330	53,246
Dairy Crest Group PLC	4,130	31,933
Danone S.A.	4,775	376,625
DE Master Blenders 1753 NV*	4,368	71,921
Dydo Drinco, Inc.	100	3,864
East Asiatic Co. Ltd. A/S*	645	10,339
Ebro Foods S.A.	246	5,303
Emmi AG*	85	26,095
Ezaki Glico Co. Ltd.	1,000	10,299

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Fujicco Co. Ltd.	2,000	$23,100
Fujiya Co. Ltd.	6,000	11,530
Glanbia PLC	1,155	15,107
GMG Global Ltd.	80,000	6,531
Goodman Fielder Ltd.*	57,261	39,313
GrainCorp Ltd., Class A	2,486	27,598
Greencore Group PLC	32,217	71,799
Hokuto Corp.	600	10,670
Indofood Agri Resources Ltd.	38,000	26,398
Itoham Foods, Inc.	2,000	8,540
J-Oil Mills, Inc.	5,000	15,098
Kagome Co. Ltd.	500	8,464
Kameda Seika Co. Ltd.	200	5,952
Kerry Group PLC, Class A	1,206	73,984
Kewpie Corp.	1,000	15,342
KEY Coffee, Inc.	1,500	23,395
Kikkoman Corp.	1,000	17,162
KWS Saat AG	39	13,016
Leroy Seafood Group ASA	1,501	39,974
Lindt & Spruengli AG	10	80,626
Maple Leaf Foods Inc.	300	4,188
Marine Harvest ASA	16,169	16,240
Marudai Food Co. Ltd.	9,000	28,458
Maruha Nichiro Holdings, Inc.	8,000	16,186
Megmilk Snow Brand Co. Ltd.	4,100	58,985
MEIJI Holdings Co. Ltd.	300	14,031
Mitsui Sugar Co. Ltd.	5,000	16,166
Morinaga & Co. Ltd.	5,000	10,320
Morinaga Milk Industry Co. Ltd.	15,000	43,312
Nagatanien Co. Ltd.	3,000	27,086
Nestle S.A.	26,923	1,816,792
New Britain Palm Oil Ltd.	3,447	23,386
Nichirei Corp.	1,000	4,799
Nippon Beet Sugar Manufacturing Co. Ltd.	10,000	17,793
Nippon Flour Mills Co. Ltd.	6,000	31,112

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Nippon Meat Packers, Inc.	1,000	$15,353
Nippon Suisan Kaisha Ltd.	19,800	40,061
The Nisshin Oillio Group Ltd.	7,000	24,910
Nisshin Seifun Group, Inc.	2,000	23,100
Nissin Foods Holdings Co. Ltd.	700	27,721
Nutreco N.V.	930	43,715
Origin Enterprises PLC	2,793	22,252
Orkla ASA	6,762	52,172
Pacific Andes Resources Development Ltd.	132,000	13,263
Petra Foods Ltd.	5,000	15,895
Premier Foods PLC*	11,234	14,860
Prima Meat Packers Ltd.	10,000	19,318
Raisio PLC, Class V	5,066	22,535
Riken Vitamin Co. Ltd.	100	2,470
Sakata Seed Corp.	400	5,486
Salmar ASA*	3,305	33,251
Saputo, Inc.	1,134	52,417
Showa Sangyo Co. Ltd.	4,000	12,079
Sipef S.A.	200	13,549
Suedzucker AG*	590	19,221
SunOpta, Inc.*	608	4,879
Super Group Ltd.	6,000	22,654
Tate & Lyle PLC	2,701	34,356
Toyo Suisan Kaisha Ltd.	1,000	31,163
Unilever N.V.	13,587	545,575
Unilever PLC	11,060	447,525
United International Enterprises	48	8,344
Vilmorin & Cie	35	4,208
Viscofan S.A.	634	32,592
Vitasoy International Holdings Ltd.	18,000	22,049
Wilmar International Ltd.	19,000	46,980
Yakult Honsha Co. Ltd.	700	32,525
Yamazaki Baking Co. Ltd.	1,000	11,753

		5,451,244
Gas Utilities - 0.4%
APA Group	4,806	25,879

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Enagas S.A.	1,302	$32,088
Envestra Ltd.	16,270	16,208
Gas Natural SDG S.A.	2,691	54,671
Hong Kong & China Gas Co. Ltd.	45,600	116,891
Osaka Gas Co. Ltd.	15,000	63,291
Rubis SCA	731	46,591
Shizuoka Gas Co. Ltd.	5,000	35,077
Snam SpA	11,579	54,551
Superior Plus Corp.	9,198	108,438
Toho Gas Co. Ltd.	3,000	14,946
Tokyo Gas Co. Ltd.	22,000	120,563
Valener, Inc.	500	7,791

		696,985
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	352	5,857
Asahi Intecc Co. Ltd.	200	10,513
BioMerieux	53	5,411
Biosensors International Group Ltd.	11,000	8,980
Carl Zeiss Meditec AG	288	9,750
Cochlear Ltd.	479	26,257
Coloplast A/S, Class B	730	42,595
DiaSorin SpA	291	12,234
Draegerwerk AG & Co. KGaA	295	36,797
Elekta AB, Class B	2,633	44,837
Essilor International S.A.	1,681	187,721
Fisher & Paykel Healthcare Corp. Ltd.	2,745	7,603
Fukuda Denshi Co. Ltd.	500	20,182
Getinge AB, Class B	1,781	65,671
Given Imaging Ltd.*	1,000	15,520
GN Store Nord A/S	861	17,789
Hogy Medical Co. Ltd.	200	11,367
Nagaileben Co. Ltd.	500	8,307
Nakanishi, Inc.	100	13,736
Nihon Kohden Corp.	100	4,189
Nikkiso Co. Ltd.	2,000	24,991
Nipro Corp.	800	7,662

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Nobel Biocare Holding AG*	3,124	$37,993
Olympus Corp.*	1,500	45,737
Ossur HF	18,543	26,256
Sartorius AG	302	33,011
Sartorius Stedim Biotech	198	29,841
Smith & Nephew PLC	7,983	94,945
Sonova Holding AG*	381	41,907
Sorin SpA*	6,750	18,302
Straumann Holding AG	167	25,109
Sysmex Corp.	500	32,179
Terumo Corp.	1,400	70,673
William Demant Holding A/S*	324	28,485

		1,072,407
Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	300	14,839
Amplifon SpA	544	2,718
As One Corp.	900	20,936
BML, Inc.	200	5,189
Catamaran Corp.*	1,584	83,356
Celesio AG	1,150	25,960
CML HealthCare, Inc.	2,233	23,111
Ebos Group Ltd.	918	7,343
Extendicare, Inc.	5,884	39,263
Fresenius Medical Care AG & Co. KGaA	2,134	134,838
Fresenius SE & Co. KGaA	1,108	139,593
Medipal Holdings Corp.	1,300	16,072
Message Co. Ltd.	2	4,889
Metlifecare Ltd.	2,740	7,153
Miraca Holdings, Inc.	600	28,855
Nichii Gakkan Co.	3,000	26,628
Oriola-KD OYJ	9,130	28,853
Orpea	206	9,711
Primary Health Care Ltd.	1,406	6,410
Raffles Medical Group Ltd.	7,023	17,751
Ramsay Health Care Ltd.	982	32,458
Rhoen Klinikum AG	1,465	35,366
Ryman Healthcare Ltd.	1,245	7,046

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Ship Healthcare Holdings, Inc.	200	$7,361
Sigma Pharmaceuticals Ltd.	51,626	30,579
Sonic Healthcare Ltd.	3,978	51,088
Suzuken Co. Ltd.	400	12,465
Toho Holdings Co. Ltd.	300	5,182
United Drug PLC	20,119	107,060
Vital KSK Holdings, Inc.	3,900	28,034

		960,107
Health Care Technology - 0.0%†
M3, Inc.	2	5,490

Hotels, Restaurants & Leisure - 1.7%
Accor S.A.	1,151	43,344
Accordia Golf Co. Ltd.	48	52,170
Ainsworth Game Technology Ltd.	1,988	6,423
Aristocrat Leisure Ltd.	922	3,591
Atom Corp.	1,200	7,308
Autogrill SpA*	270	4,116
Betfair Group PLC	1,945	27,113
Betsson AB*	754	20,246
Bwin.Party Digital Entertainment PLC	18,981	40,315
Cafe de Coral Holdings Ltd.	6,000	19,496
Carnival PLC	1,359	52,394
Club Mediterranee S.A.*	212	4,901
Coco’s Japan Co. Ltd.	1,600	26,435
Colowide Co. Ltd.	1,000	10,005
Compass Group PLC	14,840	202,034
Crown Ltd.	3,152	36,208
Domino’s Pizza Enterprises Ltd.	2,529	26,328
Domino’s Pizza Group PLC	2,746	23,771
Doutor Nichires Holdings Co. Ltd.	2,700	41,562
Echo Entertainment Group Ltd.	7,053	16,584
Enterprise Inns PLC*	48,249	94,580
Euro Disney SCA*	374	2,255

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Flight Centre Ltd.	118	$4,803
Fuji Kyuko Co. Ltd.	1,000	10,655
Fujita Kanko, Inc.	2,000	8,052
Galaxy Entertainment Group Ltd.*	17,000	89,545
Genting Singapore PLC	44,000	45,763
Great Canadian Gaming Corp.*	504	4,750
Greene King PLC	2,663	35,326
Gtech SpA	116	3,210
GuocoLeisure Ltd.	13,000	8,011
Harbour Centre Development Ltd.	4,000	7,262
HIS Co. Ltd.	400	19,440
Hongkong & Shanghai Hotels	26,000	39,157
Hotel Properties Ltd.	3,000	7,371
InterContinental Hotels Group PLC	1,946	56,261
JD Wetherspoon PLC	3,686	39,732
Kappa Create Holdings Co. Ltd.	950	17,531
Kentucky Fried Chicken Japan Ltd.	1,000	21,494
Kingston Financial Group Ltd.	28,000	2,311
Kisoji Co. Ltd.	1,100	20,455
Kuoni Reisen Holding AG*	127	45,755
Ladbrokes PLC	7,031	22,704
Marston’s PLC	47,420	111,719
McDonald’s Holdings Co. Japan Ltd.	800	22,108
Melco Crown Entertainment Ltd.*	4,800	39,611
Melco International Development Ltd.	21,000	42,350
Melia Hotels International S.A.	336	3,012
Millennium & Copthorne Hotels PLC	524	4,385
Miramar Hotel & Investment	8,000	10,254
Mitchells & Butlers PLC*	15,185	95,837

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
MOS Food Services, Inc.	1,100	$20,970
NagaCorp Ltd.	18,000	14,065
NH Hoteles S.A.*	2,053	8,205
Ohsho Food Service Corp.	800	27,655
OPAP S.A.	2,241	20,086
Oriental Land Co. Ltd.	300	48,650
Paddy Power PLC	236	19,062
Pan Pacific Hotels Group Ltd.	4,000	7,975
PGM Holdings K K	400	3,620
Plenus Co. Ltd.	1,000	17,101
Rank Group PLC	1,756	4,273
Regal Hotels International Holdings Ltd.	52,000	25,949
Resorttrust, Inc.	300	9,083
The Restaurant Group PLC	5,784	46,431
Rezidor Hotel Group AB*	2,683	14,573
Round One Corp.	700	4,149
Royal Holdings Co. Ltd.	1,600	24,418
Saizeriya Co. Ltd.	500	7,020
Sands China Ltd.	21,200	114,674
Shangri-La Asia Ltd.	12,000	18,877
SJM Holdings Ltd.	17,000	42,613
SKYCITY Entertainment Group Ltd.	1,876	6,257
Sodexo	647	58,987
St Marc Holdings Co. Ltd.	600	27,940
Starbucks Coffee Japan Ltd.	9	8,501
Tabcorp Holdings Ltd.	2,283	6,700
Tatts Group Ltd.	11,119	31,832
Thomas Cook Group PLC*	48,757	113,538
Tim Hortons, Inc.	1,274	73,698
Tokyo Dome Corp.	4,000	24,808
Tokyotokeiba Co. Ltd.	2,000	7,300
TUI AG*	1,864	23,514
TUI Travel PLC	3,691	21,387
Unibet Group PLC	617	22,090
WATAMI Co. Ltd.	200	3,428
Whitbread PLC	1,290	63,169
William Hill PLC	5,082	37,483

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Wynn Macau Ltd.	14,000	$39,715
Yomiuri Land Co. Ltd.	1,000	8,469
Yoshinoya Holdings Co. Ltd.	14	16,469

		2,694,777
Household Durables - 1.1%
Alpine Electronics, Inc.	2,400	23,499
Arnest One Corp.	400	7,548
Bang & Olufsen A/S*	222	2,115
Barratt Developments PLC*	6,064	29,970
Bellway PLC	3,095	64,752
Berkeley Group Holdings PLC	872	29,864
Bovis Homes Group PLC	3,908	47,368
Brookfield Residential Properties, Inc.*	700	14,469
Casio Computer Co. Ltd.	2,400	21,351
Chofu Seisakusho Co. Ltd.	200	4,146
Clarion Co. Ltd.*	3,000	3,691
Crest Nicholson Holdings PLC*	18,205	92,790
Dorel Industries, Inc., Class B	2,173	79,454
Ekornes ASA	1,560	24,531
Electrolux AB	1,682	48,870
Fleetwood Corp. Ltd.	5,982	21,367
Forbo Holding AG*	52	37,441
Foster Electric Co. Ltd.	1,200	20,583
Fujitsu General Ltd.	1,000	11,428
Funai Electric Co. Ltd.	900	8,839
GUD Holdings Ltd.	2,533	14,572
Hajime Construction Co. Ltd.	600	30,868
Haseko Corp.*	8,500	10,544
Hunter Douglas N.V.	110	4,528
Husqvarna AB, Class B	2,585	15,480
Indesit Co. SpA	2,524	18,634
JM AB	6,874	182,475
JVC Kenwood Corp.	5,600	12,811
Man Wah Holdings Ltd.	5,600	6,282
Misawa Homes Co. Ltd.	1,700	27,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Mitsui Home Co. Ltd.	1,000	$4,779
Nexity S.A.	2,523	99,600
Nobia AB	2,870	20,770
Panasonic Corp.*	18,400	159,203
Persimmon PLC*	1,956	36,652
Pioneer Corp.*	16,900	32,132
Redrow PLC*	7,585	28,173
Rinnai Corp.	400	29,200
Sangetsu Co. Ltd.	1,200	29,745
SEB S.A.	46	3,824
Sekisui Chemical Co. Ltd.	3,000	30,014
Sekisui House Ltd.	5,000	64,410
Sharp Corp.*	7,000	28,753
Sony Corp.	8,400	176,617
Sumitomo Forestry Co. Ltd.	500	5,277
Takamatsu Construction Group Co. Ltd.	1,700	25,944
Taylor Wimpey PLC	34,483	55,676
Techtronic Industries Co.	7,000	17,131
Token Corp.	670	35,150
TomTom N.V.*	1,350	7,852

		1,808,689
Household Products - 0.5%
Henkel AG & Co. KGaA	1,008	83,574
Lion Corp.	1,000	5,602
Pigeon Corp.	800	37,538
PZ Cussons PLC	3,525	21,034
Reckitt Benckiser Group PLC	5,268	373,691
ST Corp.	1,800	18,319
Svenska Cellulosa AB, Class A	468	12,345
Svenska Cellulosa AB, Class B	5,127	135,315
Unicharm Corp.	800	42,459

		729,877
Independent Power Producers & Energy Traders - 0.2%
ALBIOMA	1,137	23,069
Algonquin Power & Utilities Corp.	3,948	26,805

	Shares	Value
Common Stocks - (continued)
Independent Power Producers & Energy Traders - (continued)
APR Energy PLC	1,640	$26,106
Atlantic Power Corp.	10,546	45,034
Capital Power Corp.	2,131	43,198
Drax Group PLC	2,556	24,858
EDP Renovaveis S.A.	5,280	27,028
Electric Power Development Co. Ltd.	600	19,796
Enel Green Power SpA	6,908	15,328
Energy World Corp. Ltd.*	17,127	9,222
Innergex Renewable Energy, Inc.	4,232	35,690
KSK Power Ventur PLC*	2,099	9,706
Northland Power, Inc.	180	2,956
TransAlta Corp.	1,737	23,908

		332,704
Industrial Conglomerates - 1.5%
CIR-Compagnie Industriali Riunite SpA*	35,198	46,153
Clal Industries Ltd.	1,000	4,210
Cofide SpA*	55,317	34,508
CSR Ltd.	9,902	19,462
Daetwyler Holding AG	72	7,827
Hong Leong Asia Ltd.	4,000	4,835
Hopewell Holdings Ltd.	3,500	11,102
Hutchison Whampoa Ltd.	19,000	214,491
Indus Holding AG	1,739	58,028
Jardine Matheson Holdings Ltd.	2,000	109,460
Jardine Strategic Holdings Ltd.	2,000	68,920
Katakura Industries Co. Ltd.	1,200	14,116
Keihan Electric Railway Co. Ltd.	2,000	8,113
Keppel Corp. Ltd.	14,000	113,741
Koninklijke Philips N.V.	7,745	247,438
Nisshinbo Holdings, Inc.	2,000	15,373
NWS Holdings Ltd.	15,090	23,154
Rheinmetall AG	3,262	151,622
Schouw & Co.	1,391	52,028
Sembcorp Industries Ltd.	10,000	39,876

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Shun Tak Holdings Ltd.	56,000	$24,045
Siemens AG	7,415	810,425
Smiths Group PLC	2,928	61,480
Sonae	18,183	18,808
TOKAI Holdings Corp.	11,900	40,290
Toshiba Corp.	33,000	142,596

		2,342,101
Insurance - 4.4%
Admiral Group PLC	1,995	42,434
Aegon N.V.	15,318	117,870
Ageas	1,820	72,730
AIA Group Ltd.	103,600	490,926
Allianz SE	3,780	588,259
Amlin PLC	1,687	10,284
AMP Ltd.	20,845	84,557
April	1,650	33,544
Assicurazioni Generali SpA	10,111	198,837
Aviva PLC	22,028	124,065
AXA S.A.	15,025	330,687
Baloise Holding AG	477	51,645
Beazley PLC	42,995	143,728
Catlin Group Ltd.	1,208	9,267
Clal Insurance Enterprises Holdings Ltd.	1,041	19,553
CNP Assurances	497	8,395
The Dai-ichi Life Insurance Co. Ltd.	71	96,515
Delta Lloyd N.V.	1,011	21,842
Direct Line Insurance Group PLC	6,976	23,986
E-L Financial Corp. Ltd.	8	5,058
esure Group PLC*	4,707	21,101
Euler Hermes S.A.	112	12,513
Fairfax Financial Holdings Ltd.	128	50,799
Fondiaria-Sai SpA*	59,162	118,873
Gjensidige Forsikring ASA	688	10,615
Great-West Lifeco, Inc.	2,186	63,259
Grupo Catalana Occidente S.A.	2,120	55,062

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Hannover Rueckversicherung SE	394	$29,245
Harel Insurance Investments & Financial Services Ltd.	430	23,978
Helvetia Holding AG	14	6,230
Hiscox Ltd.	4,558	44,916
Industrial Alliance Insurance & Financial Services, Inc.	812	32,636
Insurance Australia Group Ltd.	14,430	75,241
Intact Financial Corp.	1,317	77,389
Jardine Lloyd Thompson Group PLC	258	3,495
Lancashire Holdings Ltd.	13,254	162,156
Legal & General Group PLC	47,854	139,947
Manulife Financial Corp.	15,444	271,759
Mapfre S.A.	6,907	25,222
Mediolanum SpA	2,092	15,834
Menorah Mivtachim Holdings Ltd.*	763	8,702
Milano Assicurazioni SPA*	37,990	25,525
MS&AD Insurance Group Holdings	3,700	95,627
Muenchener Rueckversicherungs AG	1,471	291,428
NIB Holdings Ltd.	22,426	44,881
NKSJ Holdings, Inc.	2,500	62,605
Old Mutual PLC	36,013	106,028
Phoenix Group Holdings	12,322	136,837
The Phoenix Holdings Ltd.	2,001	7,345
Power Corp of Canada	3,263	93,727
Power Financial Corp.	1,682	52,765
Prudential PLC	20,847	368,831
QBE Insurance Group Ltd.	10,475	154,267
Resolution Ltd.	10,025	49,212
RSA Insurance Group PLC	22,621	42,868
Sampo Oyj, Class A	3,881	169,856
Schweizerische National- Versicherungs-Gesellschaft AG, Class V	1,052	49,025

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
SCOR SE	1,471	$46,927
Societa Cattolica di Assicurazioni SCRL	3,881	86,835
Sony Financial Holdings, Inc.	1,400	22,917
St James’s Place PLC	1,985	18,598
Standard Life PLC	22,655	130,275
Storebrand ASA*	680	3,899
Sun Life Financial, Inc.	5,056	163,574
Suncorp Group Ltd.	11,327	130,321
Swiss Life Holding AG*	241	43,108
Swiss Re AG*	2,956	234,469
T&D Holdings, Inc.	4,300	54,256
Tokio Marine Holdings, Inc.	5,800	184,871
Topdanmark A/S*	350	9,825
Tower Ltd.	3,588	5,341
Tryg A/S	70	6,340
Unipol Gruppo Finanziario SpA	13,898	53,112
Vienna Insurance Group AG Wiener Versicherung Gruppe	108	5,575
Zurich Insurance Group AG*	1,246	334,046

		7,008,270
Internet & Catalog Retail - 0.3%
ASKUL Corp.	200	3,664
ASOS PLC*	379	27,212
Belluna Co. Ltd.	2,000	20,151
Home Retail Group PLC	67,438	153,768
N Brown Group PLC	2,897	22,751
Nissen Holdings Co. Ltd.	4,300	13,859
Ocado Group PLC*	11,453	53,392
Rakuten, Inc.	6,100	82,053
Senshukai Co. Ltd.	1,600	13,535
Start Today Co. Ltd.	600	12,359
Takkt AG	1,136	19,218
Wotif.com Holdings Ltd.	4,629	20,564
Yoox SpA*	837	21,928

		464,454

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - 0.1%
Blumont Group Ltd.*	14,000	$15,220
carsales.com Ltd.	610	5,447
Dena Co. Ltd.	500	9,461
F@N Communications, Inc.	200	6,283
GMO internet, Inc.	1,500	16,974
Gree, Inc.	200	1,615
Gurunavi, Inc.	900	9,663
Internet Initiative Japan, Inc.	200	6,863
Kakaku.com, Inc.	200	6,904
Moneysupermarket.com Group PLC	5,134	14,088
Opera Software ASA	2,978	24,170
Telecity Group PLC	1,380	18,599
United Internet AG	870	28,372
Yahoo Japan Corp.	112	59,442

		223,101
IT Services - 0.6%
Alten S.A.	1,307	48,594
Altran Technologies S.A.*	3,508	25,061
Amadeus IT Holding S.A., Class A	2,716	93,118
Atea ASA	6,260	65,627
AtoS	396	29,715
Cap Gemini S.A.	996	54,422
CGI Group, Inc., Class A*	1,794	61,949
Computacenter PLC	5,061	37,289
Computershare Ltd.	4,231	37,136
Davis & Henderson Corp.	1,724	41,773
Digital Garage, Inc.	3	11,774
Fujitsu Ltd.	15,000	57,343
Groupe Steria SCA	1,726	24,294
Indra Sistemas S.A.	4,005	54,244
Iress Ltd.	3,488	25,919
IT Holdings Corp.	500	5,800
Itochu Techno-Solutions Corp.	100	3,950
NEC Fielding Ltd.	1,500	17,676
NEC Networks & System Integration Corp.	1,200	26,122

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
NET One Systems Co. Ltd.	7,000	$54,303
Nihon Unisys Ltd.	3,100	21,559
Nomura Research Institute Ltd.	1,000	32,637
NTT Data Corp.	8	28,631
Obic Co. Ltd.	90	25,173
Ordina N.V.*	4,122	6,842
Otsuka Corp.	100	11,265
SCSK Corp.	400	8,130
Sopra Group S.A.	258	18,849
Tieto Oyi	219	4,173
TKC Corp.	1,800	30,471
Transcosmos, Inc.	1,700	27,361
Wirecard AG	693	21,349
Xchanging PLC	3,750	7,675

		1,020,224
Leisure Equipment & Products - 0.2%
Amer Sports Oyj	1,390	27,557
Beneteau S.A.*	374	4,996
Fields Corp.	1,000	16,227
Mars Engineering Corp.	600	11,170
Mizuno Corp.	1,000	6,192
Namco Bandai Holdings, Inc.	1,000	16,125
Nikon Corp.	2,400	49,998
Sankyo Co. Ltd.	200	8,805
Sega Sammy Holdings, Inc.	1,200	27,842
Shimano, Inc.	600	53,927
Tamron Co. Ltd.	200	3,992
Tomy Co. Ltd.	3,700	17,718
Trigano S.A.*	295	4,191
Yamaha Corp.	1,900	24,302

		273,042
Life Sciences Tools & Services - 0.1%
Chiome Bioscience, Inc.*	200	6,873
EPS Corp.	4	4,693
Eurofins Scientific	46	10,078
Evotec AG*	2,572	8,675
Gerresheimer AG	827	48,170

	Shares	Value
Common Stocks - (continued)
Life Sciences Tools & Services - (continued)
Lonza Group AG*	324	$24,828
Nordion Inc.*	4,524	32,960
QIAGEN N.V.*	1,486	30,673
Tecan Group AG*	217	20,891

		187,841
Machinery - 3.4%
Aalberts Industries NV	2,702	67,954
Aida Engineering Ltd.	3,300	25,936
Alfa Laval AB	2,969	67,185
Amada Co. Ltd.	4,000	28,672
Andritz AG	534	28,753
Asahi Diamond Industrial Co. Ltd.	400	4,120
Atlas Copco AB, Class A	4,980	129,607
Atlas Copco AB, Class B	3,360	78,552
ATS Automation Tooling Systems, Inc.*	2,784	31,034
Bando Chemical Industries Ltd.	7,000	24,839
Bobst Group AG*	255	7,849
Bodycote PLC	4,495	42,217
Bradken Ltd.	14,647	64,805
Bucher Industries AG	24	6,018
Burckhardt Compression Holding AG	53	21,077
Cargotec Oyj, Class B	613	21,733
CKD Corp.	3,300	25,130
Construcciones y Auxiliar de Ferrocarriles S.A.	160	68,878
Daifuku Co. Ltd.	4,500	41,040
Danieli & C Officine Meccaniche SpA	866	22,515
Deutz AG*	5,800	40,279
Duerr AG	1,266	84,440
Duro Felguera S.A.	6,078	39,223
Ebara Corp.	2,000	10,960
Faiveley Transport S.A.	528	35,420
FANUC Corp.	1,500	226,628
Fenner PLC	3,867	20,249
Fiat Industrial SpA	7,337	90,166
Fuji Machine Manufacturing Co. Ltd.	5,800	51,363

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Fujitec Co. Ltd.	1,000	$9,466
Furukawa Co. Ltd.	18,000	35,870
GEA Group AG	1,276	52,550
Georg Fischer AG*	325	169,557
Gildemeister AG	3,906	90,687
Glory Ltd.	200	4,677
Heidelberger Druckmaschinen AG*	17,467	43,210
Hino Motors Ltd.	2,000	30,644
Hitachi Construction Machinery Co. Ltd.	1,100	21,641
Hitachi Koki Co. Ltd.	600	4,411
Hitachi Zosen Corp.	7,500	11,438
Hoshizaki Electric Co. Ltd.	100	3,467
IHI Corp.	8,000	33,593
IMI PLC	2,578	53,623
Invensys PLC	4,289	32,271
Iseki & Co. Ltd.	2,000	6,873
The Japan Steel Works Ltd.	3,000	16,806
JTEKT Corp.	2,600	32,594
Kawasaki Heavy Industries Ltd.	14,000	51,101
Kitz Corp.	4,700	22,412
Komatsu Ltd.	8,400	186,866
Komori Corp.	4,200	52,652
Kone Oyj, Class B	1,275	94,639
Konecranes Oyj	90	2,636
Krones AG	347	29,217
KSB AG	17	10,361
Kubota Corp.	8,000	116,313
KUKA AG	372	16,382
Kurita Water Industries Ltd.	1,700	34,569
Makino Milling Machine Co. Ltd.	6,000	34,894
Makita Corp.	1,000	51,955
MAN SE	408	46,407
Max Co. Ltd.	1,000	11,611
Meidensha Corp.	7,000	22,490
Melrose Industries PLC	13,790	58,956

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Metka S.A.	1,677	$24,718
Metso Oyj	1,039	36,519
Meyer Burger Technology AG*	2,478	16,588
Minebea Co. Ltd.	1,000	3,914
Mitsubishi Heavy Industries Ltd.	23,000	123,237
Mitsuboshi Belting Co. Ltd.	3,000	13,970
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	12,384
Miura Co. Ltd.	1,100	29,839
Morgan Advanced Materials PLC	7,190	33,301
Mori Seiki Co. Ltd.	2,000	25,886
Nabtesco Corp.	1,100	22,983
Nachi-Fujikoshi Corp.	9,000	39,439
NGK Insulators Ltd.	3,000	39,957
Nippon Sharyo Ltd.	5,000	27,655
Nippon Thompson Co. Ltd.	5,000	23,842
Nitta Corp.	1,600	31,104
Nitto Kohki Co. Ltd.	1,500	27,696
NKT Holding A/S	1,871	75,813
Noritake Co. Ltd.	1,000	2,582
NSK Ltd.	4,000	37,334
NTN Corp.	1,000	3,274
OC Oerlikon Corp. AG*	302	3,949
Oiles Corp.	200	4,016
OKUMA Corp.	2,000	14,743
Organo Corp.	3,000	15,556
OSG Corp.	1,500	22,937
Palfinger AG	794	24,776
Pfeiffer Vacuum Technology AG	254	27,602
Rieter Holding AG*	18	3,566
Rotork PLC	1,036	41,716
Ryobi Ltd.	10,000	32,027
Sandvik AB	7,155	90,260
Scania AB, Class A	2,427	48,570
Scania AB, Class B	2,789	57,949
Schindler Holding AG	711	100,365

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
SembCorp Marine Ltd.	7,000	$25,001
Semperit AG Holding	741	27,535
Senior PLC	10,711	43,145
Shima Seiki Manufacturing Ltd.	900	17,898
Shinmaywa Industries Ltd.	1,000	8,205
Singamas Container Holdings Ltd.	76,000	16,365
Sintokogio Ltd.	2,500	19,597
SKF AB, Class B	3,657	101,162
SMC CORP NPV	500	105,587
Spirax-Sarco Engineering PLC	247	10,728
Sulzer AG	112	16,695
Sumitomo Heavy Industries Ltd.	4,000	18,545
Tadano Ltd.	1,000	14,580
THK Co. Ltd.	900	18,722
Torishima Pump Manufacturing Co. Ltd.	600	5,289
Toshiba Machine Co. Ltd.	3,000	13,817
Trelleborg AB, Class B	2,906	51,043
Tsubakimoto Chain Co.	9,000	55,452
Tsugami Corp.	1,000	4,840
Vallourec S.A.	798	47,016
Vard Holdings Ltd.	39,000	25,256
Vesuvius PLC	21,631	139,045
Volvo AB, Class A	3,711	54,479
Volvo AB, Class B	13,643	200,599
Vossloh AG	205	17,068
Wacker Neuson SE	2,451	32,660
Wartsila OYJ Abp	1,472	66,495
The Weir Group PLC	1,919	62,521
Westport Innovations Inc.*	592	19,464
Yangzijiang Shipbuilding Holdings Ltd.	19,000	13,945
Zardoya Otis S.A.^	13	189
Zardoya Otis S.A.	332	4,827

		5,301,318
Marine - 0.3%
AP Moeller - Maersk A/S, Class A	7	51,766

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
AP Moeller - Maersk A/S, Class B	12	$93,957
Cie Maritime Belge S.A.	1,312	26,080
D/S Norden A/S	212	7,752
Dfds A/S	449	31,229
Golden Ocean Group Ltd.*	15,271	16,371
Iino Kaiun Kaisha Ltd.	4,300	22,646
Irish Continental Group PLC	157	4,795
Kawasaki Kisen Kaisha Ltd.	11,000	22,480
Kuehne + Nagel International AG	381	45,926
Mermaid Marine Australia Ltd.	6,477	22,844
Mitsui OSK Lines Ltd.*	9,000	34,589
Neptune Orient Lines Ltd.*	11,000	9,282
Nippon Yusen KK	17,000	47,013
NS United Kaiun Kaisha Ltd.*	3,000	4,972
Orient Overseas International Ltd.	1,000	5,551
Pacific Basin Shipping Ltd.	33,000	17,829
SITC International Holdings Co. Ltd.	85,000	27,400
Wilh Wilhelmsen Holding ASA, Class A	789	22,813
Wilh Wilhelmsen Holding ASA, Class B	964	27,303

		542,598
Media - 1.9%
Aimia, Inc.	610	9,215
Amalgamated Holdings Ltd.	2,564	19,145
APN News & Media Ltd.	34,463	9,124
Arnoldo Mondadori Editore SpA*	1,942	2,579
Asatsu-DK, Inc.	1,100	28,765
Atresmedia Corp. de Medios de Comunicaion S.A.	1,298	13,547
Avex Group Holdings, Inc.	1,400	47,827
Axel Springer AG	92	4,789

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
British Sky Broadcasting Group PLC	9,142	$114,759
Cineplex, Inc.	714	25,794
Cogeco Cable, Inc.	1,074	51,608
Cogeco, Inc.	410	18,246
Constantin Medien AG*	9,138	19,172
COOKPAD, Inc.	300	8,193
Corus Entertainment, Inc., Class B	202	4,883
CTS Eventim AG	561	25,178
CyberAgent, Inc.	1	2,326
Daiichikosho Co. Ltd.	300	8,354
Daily Mail & General Trust PLC, Class A	1,538	18,805
Dentsu, Inc.	1,400	44,553
Euromoney Institutional Investor PLC	1,881	30,370
Eutelsat Communications S.A.	1,095	30,556
Fairfax Media Ltd.	138,449	59,640
Fuji Media Holdings, Inc.	12	21,632
GFK SE	323	15,869
Gruppo Editoriale L’Espresso SpA*	2,528	3,088
Hakuhodo DY Holdings, Inc.	190	13,039
Havas S.A.	6,846	51,716
Highlight Communications AG	717	3,684
Imax Corp.*	1,792	45,059
Informa PLC	4,860	38,682
IPSOS	2,718	96,471
ITV PLC	29,470	75,327
JCDecaux S.A.	530	16,975
Kabel Deutschland Holding AG	673	75,763
Kadokawa Corp.	300	11,057
Lagardere SCA	1,065	33,636
Mediaset Espana Comunicacion S.A.*	430	4,460
Mediaset SpA*	7,287	31,795
Metropole Television S.A.	1,801	35,405

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Modern Times Group AB, Class B	604	$28,260
Nippon Television Holdings, Inc.	1,500	27,055
NRJ Group*	658	5,435
Pearson PLC	6,749	138,130
Perform Group PLC*	1,932	14,704
ProSiebenSat.1 Media AG	641	26,249
Publicis Groupe S.A.	1,523	122,633
PubliGroupe AG	46	4,713
Quebecor, Inc., Class B	98	4,496
RCS MediaGroup SpA*	17,083	29,194
REA Group Ltd.	407	11,977
Reed Elsevier N.V.	6,077	116,199
Reed Elsevier PLC	9,634	124,002
Rightmove PLC	1,170	43,121
RTL Group S.A.	22	1,963
Sanoma Oyj	1,100	8,019
Schibsted ASA	498	25,262
SES S.A.	2,689	78,910
Seven West Media Ltd.	17,412	33,440
Shaw Communications, Inc., Class B	3,430	85,179
Singapore Press Holdings Ltd.	16,000	55,136
Sky Deutschland AG*	2,233	17,420
Societe d’Edition de Canal +	2,611	18,479
Societe Television Francaise 1	9,101	134,443
Solocal Group*	5,685	12,380
Southern Cross Media Group Ltd.	39,525	52,321
Tamedia AG	141	15,570
Technicolor S.A.*	24,432	122,306
Telegraaf Media Groep N.V.*	508	7,889
Television Broadcasts Ltd.	1,800	12,208
Ten Network Holdings Ltd.*	52,210	12,885
Thomson Reuters Corp.	3,138	106,833
Toei Co. Ltd.	5,000	30,908

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Toho Co. Ltd.	900	$18,704
Torstar Corp., Class B	5,251	28,859
UBM PLC	3,522	37,991
Village Roadshow Ltd.	4,186	22,202
Wolters Kluwer N.V.	2,338	56,331
WPP PLC	10,363	186,016
Zenrin Co. Ltd.	200	2,170
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,382	8,074

		3,059,152
Metals & Mining - 5.0%
Acerinox S.A.	371	3,794
African Barrick Gold PLC	12,296	21,046
African Minerals Ltd.*	22,809	75,038
Agnico Eagle Mines Ltd.	1,512	42,961
Aichi Steel Corp.	10,000	47,684
Alacer Gold Corp.	17,836	42,159
Alamos Gold, Inc.	1,655	24,357
Alumina Ltd.*	4,764	4,147
AMAG Austria Metall AG(a)	766	20,394
AMG Advanced Metallurgical Group N.V.*	945	7,942
Anglo American PLC	11,704	249,833
Antofagasta Aberdeen Asset Management PLC	3,318	44,367
APERAM	4,987	61,439
Aquarius Platinum Ltd.*	39,022	28,191
ArcelorMittal	12,681	166,650
Argonaut Gold, Inc.*	2,700	17,885
Arrium Ltd.	113,739	101,565
Asahi Holdings, Inc.	1,500	26,506
Asanko Gold, Inc.*	1,481	3,717
Atlas Iron Ltd.	82,099	60,049
Augusta Resource Corp.*	4,800	9,618
AuRico Gold, Inc.	7,614	35,106
Aurubis AG	72	4,039
B2Gold Corp.*	15,739	45,929
Banro Corp.*	21,556	19,081
Barrick Gold Corp.	8,610	142,376

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Beadell Resources Ltd.*	5,446	$3,666
BHP Billiton Ltd.	26,318	818,165
BHP Billiton PLC	17,350	494,242
BlueScope Steel Ltd.*	5,703	27,485
Boliden AB	1,173	16,547
Canam Group, Inc.*	1,800	17,299
Capstone Mining Corp.*	14,014	26,445
Centamin PLC*	89,252	50,444
Centerra Gold, Inc.	12,824	56,757
China Gold International Resources Corp. Ltd.*	5,290	13,739
Colossus Minerals, Inc.*	584	398
Continental Gold Ltd.*	3,730	14,767
Cudeco Ltd.*	2,694	3,796
Daido Steel Co. Ltd.	5,000	28,926
Detour Gold Corp.*	3,119	30,946
Dominion Diamond Corp.*	1,740	24,592
Dowa Holdings Co. Ltd.	1,000	9,110
Dundee Precious Metals, Inc.*	8,361	41,478
Eldorado Gold Corp.	6,566	51,797
Endeavour Mining Corp.*	37,299	24,671
Endeavour Silver Corp.*	900	3,572
Eurasian Natural Resources Corp. PLC	3,894	12,852
Evolution Mining Ltd.*	39,705	31,001
Evraz PLC	2,482	3,531
Ferrexpo PLC	20,356	52,186
First Majestic Silver Corp.*	3,403	44,389
First Quantum Minerals Ltd.	3,673	58,951
Fortescue Metals Group Ltd.	12,740	41,847
Fortuna Silver Mines, Inc.*	8,833	30,845
Franco-Nevada Corp.	800	34,037
Fresnillo PLC	1,403	21,887
Furukawa-Sky Aluminum Corp.	9,000	23,883
Gabriel Resources Ltd.*	2,500	3,940
Gindalbie Metals Ltd.*	104,439	15,465
Glencore Xstrata PLC	80,390	338,204

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Godo Steel Ltd.	7,000	$11,672
Goldcorp, Inc.	6,182	174,206
G-Resources Group Ltd.*	1,326,000	47,019
Guyana Goldfields, Inc.*	1,900	3,179
Highland Gold Mining Ltd.	21,765	21,036
Hitachi Metals Ltd.	3,040	36,441
Hochschild Mining PLC	6,967	18,442
Hoganas AB, Class B	699	34,544
HudBay Minerals, Inc.	5,294	35,635
IAMGOLD Corp.	1,336	6,888
Iluka Resources Ltd.	5,054	49,984
Imperial Metals Corp.*	2,240	22,225
Independence Group NL	8,856	25,751
International Minerals Corp.	786	1,460
Ivanplats Ltd., Class A*	10,665	15,042
JFE Holdings, Inc.	4,200	94,671
Katanga Mining Ltd.*	42,000	24,921
Kazakhmys PLC	3,477	13,721
Kenmare Resources PLC*	78,317	31,345
Kingsgate Consolidated Ltd.	11,732	16,794
Kinross Gold Corp.	9,914	51,496
Kirkland Lake Gold, Inc.*	4,763	16,123
Kobe Steel Ltd.*	25,000	39,398
Kyoei Steel Ltd.	1,500	25,255
Labrador Iron Ore Royalty Corp.	932	28,729
LionGold Corp. Ltd.*	31,000	28,349
Lonmin PLC*	4,427	20,913
Lundin Mining Corp.*	7,758	30,563
Lynas Corp. Ltd.*	54,657	19,866
MAG Silver Corp.*	244	1,443
Major Drilling Group International, Inc.	7,099	48,268
Maruichi Steel Tube Ltd.	1,000	23,985
Medusa Mining Ltd.	14,871	30,829
Midas Holdings Ltd.	10,000	3,768
Mineral Deposits Ltd.*	562	1,084
Mitsubishi Materials Corp.	15,000	52,768
Mitsubishi Steel Manufacturing Co. Ltd.	13,000	32,779

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Mitsui Mining & Smelting Co. Ltd.	2,000	$4,474
Mount Gibson Iron Ltd.	57,543	28,920
Mytilineos Holdings S.A.*	5,925	34,224
Neturen Co. Ltd.	3,600	26,610
Nevsun Resources Ltd.	15,723	52,917
New Gold, Inc.*	3,586	26,022
New World Resources PLC, Class A	8,134	6,752
Newcrest Mining Ltd.	6,694	73,472
Nippon Coke & Engineering Co. Ltd.	23,000	25,723
Nippon Denko Co. Ltd.	9,000	26,537
Nippon Light Metal Holdings Co. Ltd.	35,200	46,883
Nippon Steel & Sumitomo Metal Corp.	68,205	197,635
Nittetsu Mining Co. Ltd.	2,000	7,768
Norsk Hydro ASA	8,739	37,016
Novagold Resources, Inc.*	4,500	13,044
NV Bekaert S.A.	1,169	41,018
Nyrstar*	2,244	9,893
OceanaGold Corp.*	24,053	38,137
OSAKA Titanium Technologies Co.	200	3,880
Osisko Mining Corp.*	7,274	30,283
Outokumpu Oyj*	2,896	1,796
OZ Minerals Ltd.	10,242	37,410
Pacific Metals Co. Ltd.	5,000	22,215
Pan American Silver Corp.	2,363	29,950
PanAust Ltd.	16,416	28,876
Perseus Mining Ltd.*	48,633	25,533
Petra Diamonds Ltd.*	16,906	30,756
Petropavlovsk PLC	15,966	21,422
Polymetal International PLC	418	4,097
Polyus Gold International Ltd.	1,692	5,130
Premier Gold Mines Ltd.*	4,194	8,771
Pretium Resources, Inc.*	2,701	22,700

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Primero Mining Corp.*	500	$2,403
Randgold Resources Ltd.	498	36,013
Rautaruukki Oyj	747	4,374
Regis Resources Ltd.*	10,299	32,720
Resolute Mining Ltd.	54,751	40,046
Rio Alto Mining Ltd.*	7,167	15,198
Rio Tinto Ltd.	3,724	192,204
Rio Tinto PLC	11,313	506,814
Romarco Minerals, Inc.*	8,974	4,365
Rubicon Minerals Corp.*	2,843	3,761
Salzgitter AG	835	31,062
Sandfire Resources NL*	2,338	11,477
Sandstorm Gold Ltd.*	5,061	28,750
Sanyo Special Steel Co. Ltd.	6,000	28,489
Schmolz + Bickenbach AG*	8,092	26,388
Seabridge Gold, Inc.*	190	2,112
SEMAFO, Inc.	21,537	37,918
Sherritt International Corp.	25,552	97,679
Silver Lake Resources Ltd.*	28,561	20,762
Silver Standard Resources, Inc.*	2,199	16,855
Silver Wheaton Corp.	2,162	49,673
Silvercorp Metals, Inc.	13,844	42,957
Sims Metal Management Ltd.	3,554	28,706
SSAB AB, Class A	451	2,934
St Barbara Ltd.*	42,715	18,976
Sumitomo Light Metal Industries Ltd.	31,000	28,051
Sumitomo Metal Mining Co. Ltd.	3,000	39,042
Sundance Resources Ltd.*	21,665	1,575
Tahoe Resources, Inc.*	754	11,397
Tanzanian Royalty Exploration Corp.*	596	2,052
Taseko Mines Ltd.*	16,501	34,028
Teck Resources Ltd., Class B	4,706	110,137
Teranga Gold Corp.*	18,789	10,600

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Thompson Creek Metals Co. Inc.*	5,770	$17,287
ThyssenKrupp AG*	2,540	55,144
Toho Titanium Co. Ltd.	1,100	8,265
Toho Zinc Co. Ltd.	5,000	14,488
Tokyo Steel Manufacturing Co. Ltd.	600	3,014
Topy Industries Ltd.	18,000	37,151
Torex Gold Resources, Inc.*	17,934	23,027
Toyo Kohan Co. Ltd.	1,000	3,670
Tubos Reunidos S.A.	4,517	10,496
Turquoise Hill Resources Ltd.*	3,838	15,344
Vedanta Resources PLC	1,197	21,105
Viohalco Hellenic Copper and Aluminum Industry S.A.*	1,200	7,011
Voestalpine AG	912	34,895
Western Areas Ltd.	7,243	20,151
Yamana Gold, Inc.	6,569	68,562
Yamato Kogyo Co. Ltd.	200	6,466
Yodogawa Steel Works Ltd.	11,000	45,742
Zimplats Holdings Ltd.*	1,600	12,564

		7,812,089
Multiline Retail - 0.6%
Canadian Tire Corp. Ltd., Class A	576	47,361
The Daiei Inc.*	7,950	26,189
David Jones Ltd.	13,762	33,347
Debenhams PLC	107,558	176,761
Dollarama, Inc.	550	39,659
Don Quijote Co. Ltd.	500	26,079
Fuji Co. Ltd./Ehime	800	14,372
H2O Retailing Corp.	1,000	8,774
Harvey Norman Holdings Ltd.	5,395	12,879
Isetan Mitsukoshi Holdings Ltd.	2,400	33,039
Izumi Co. Ltd.	100	3,007
J Front Retailing Co. Ltd.	5,000	39,652

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Lifestyle International Holdings Ltd.	4,000	$9,521
Marks & Spencer Group PLC	11,984	87,481
Marui Group Co. Ltd.	800	7,768
Matsuya Co. Ltd.*	600	7,022
Mothercare PLC*	1,247	7,907
Myer Holdings Ltd.	16,577	39,870
Next PLC	1,135	85,864
Ryohin Keikaku Co. Ltd.	100	8,734
Sears Canada, Inc.	800	10,210
Seria Co. Ltd.	400	12,729
Stockmann Oyi Abp, Class A	2,145	33,894
Stockmann Oyi Abp, Class B	3,148	47,653
Takashimaya Co. Ltd.	2,000	19,623
The Warehouse Group Ltd.	5,317	16,590
Wing On Co. International Ltd.	8,000	24,241

		880,226
Multi-Utilities - 1.1%
A2A SpA	65,745	56,963
ACEA SpA	4,622	42,501
AGL Energy Ltd.	5,070	66,204
Atco Ltd., Class I	290	13,131
Canadian Utilities Ltd., Class A	616	22,919
Centrica PLC	45,857	271,829
DUET Group	13,093	25,381
E.ON SE	15,373	260,368
GDF Suez	11,033	231,033
Hera SpA	2,854	5,760
Iren SpA	36,341	40,631
Just Energy Group, Inc.	12,695	89,898
National Grid PLC	31,791	379,067
REN - Redes Energeticas Nacionais SGPS S.A.	7,502	22,095
RWE AG	5,233	157,095
Suez Environnement Co.	1,717	24,293
Telecom Plus PLC	693	13,858

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Veolia Environnement S.A.	2,906	$38,915

		1,761,941
Office Electronics - 0.3%
Brother Industries Ltd.	3,100	34,355
Canon, Inc.	9,000	276,803
Konica Minolta, Inc.	4,500	36,739
Neopost S.A.	1,024	73,615
Ricoh Co. Ltd.	5,000	56,022
Riso Kagaku Corp.	900	19,738

		497,272
Oil, Gas & Consumable Fuels - 6.8%
Advantage Oil & Gas Ltd.*	8,723	31,479
Afren PLC*	9,620	19,835
Alliance Oil Co. Ltd.*	8,652	56,723
AltaGas Ltd.	1,224	42,850
Angle Energy, Inc.*	5,902	17,338
AOC Holdings, Inc.	800	2,595
Aquila Resources Ltd.*	2,895	5,430
ARC Resources Ltd.	2,740	69,030
Athabasca Oil Corp.*	1,958	13,732
Aurora Oil & Gas Ltd.*	33,352	96,680
AWE Ltd.*	19,364	23,461
Bankers Petroleum Ltd.*	18,205	52,771
Baytex Energy Corp.	669	27,136
Beach Energy Ltd.	38,687	46,524
Bellatrix Exploration Ltd.*	3,553	23,328
BG Group PLC	28,435	511,487
Birchcliff Energy Ltd.*	2,682	20,036
BlackPearl Resources, Inc.*	6,413	9,981
Bonavista Energy Corp.	1,936	24,255
Bonterra Energy Corp.	986	47,168
BowLeven PLC*	6,058	5,786
BP PLC	166,396	1,146,669
Brightoil Petroleum Holdings Ltd.*	198,000	34,467
Bumi PLC*	3,583	11,950
Buru Energy Ltd.*	5,822	9,091
Cairn Energy PLC*	8,844	36,094
Caltex Australia Ltd.	948	15,918

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Cameco Corp.	3,010	$61,075
Canadian Natural Resources Ltd.	9,894	306,333
Canadian Oil Sands Ltd.	5,762	111,759
Cenovus Energy, Inc.	5,819	172,184
China Aviation Oil Singapore Corp. Ltd.	26,000	19,593
Coalspur Mines Ltd.*	2,592	686
Coastal Energy Co.*	134	1,859
Cosmo Oil Co. Ltd.*	2,000	3,701
Crescent Point Energy Corp.	2,672	101,235
Crew Energy, Inc.*	3,983	20,456
Delek Group Ltd.	19	5,364
Denison Mines Corp.*	1,978	2,501
Det Norske Oljeselskap ASA*	745	10,896
DNO International ASA*	5,536	11,935
Dragon Oil PLC	3,711	34,882
Enbridge Income Fund Holdings Inc.	1,922	45,898
Enbridge, Inc.	6,344	281,208
Encana Corp.	5,268	92,339
Energy Resources of Australia Ltd.*	1,430	1,880
Enerplus Corp.	2,214	35,943
ENI SpA	20,702	456,595
EnQuest PLC*	55,764	104,662
ERG SpA	434	4,207
Esso SA Francaise	52	3,157
Etablissements Maurel et Prom	1,657	27,008
Exmar N.V.	1,330	15,312
Freehold Royalties Ltd.	2,021	46,414
Galp Energia SGPS S.A.	2,060	32,824
Genel Energy PLC*	1,199	17,432
Gibson Energy, Inc.	1,256	28,918
Gulf Keystone Petroleum Ltd.*	20,685	52,449
Heritage Oil PLC*	7,164	17,975
Hoegh LNG Holdings Ltd.*	387	2,919

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Husky Energy, Inc.	3,425	$98,614
Idemitsu Kosan Co. Ltd.	100	8,307
Imperial Oil Ltd.	3,472	148,836
Inpex Corp.	15	65,426
Ithaca Energy, Inc.*	23,338	41,316
Itochu Enex Co. Ltd.	3,600	18,118
Japan Petroleum Exploration Co.	200	8,561
JX Holdings, Inc.	15,800	83,695
Kanto Natural Gas Development Ltd.	1,000	8,418
Karoon Gas Australia Ltd.*	5,278	26,810
Keyera Corp.	602	33,647
Legacy Oil + Gas, Inc.*	2,898	17,308
Lightstream Resources Ltd.	3,139	25,587
Linc Energy Ltd.*	5,177	7,527
Lundin Petroleum AB*	2,156	47,369
MEG Energy Corp.*	1,038	31,674
Mongolia Energy Corp. Ltd.*	56,000	1,697
Motor Oil Hellas Corinth Refineries S.A.	397	4,022
Neste Oil Oyj	268	3,875
New Hope Corp. Ltd.	2,558	8,632
Newocean Energy Holdings Ltd.	66,000	35,488
Niko Resources Ltd.*	5,072	35,670
Nippon Gas Co. Ltd.	2,500	28,595
NuVista Energy Ltd.*	2,413	15,961
Oil Search Ltd.	11,586	84,223
OMV AG	940	41,521
Ophir Energy PLC*	2,659	15,169
Origin Energy Ltd.	9,606	103,020
Pacific Rubiales Energy Corp.	1,707	33,159
Paladin Energy Ltd.*	18,665	16,751
Paramount Resources Ltd., Class A*	80	2,715
Parex Resources, Inc.*	9,662	48,778
Parkland Fuel Corp.	1,946	32,482
Pembina Pipeline Corp.	2,439	76,322
Pengrowth Energy Corp.	5,499	31,666

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Penn West Petroleum Ltd.	4,257	$50,311
Petrominerales Ltd.	7,350	39,965
Peyto Exploration & Development Corp.	1,036	29,768
Premier Oil PLC	7,526	41,155
Repsol S.A.	6,969	166,476
Roc Oil Co. Ltd.*	49,719	22,310
Rockhopper Exploration PLC*	10,997	21,882
Royal Dutch Shell PLC, Class A	31,019	1,052,450
Royal Dutch Shell PLC, Class B	21,121	742,715
San-Ai Oil Co. Ltd.	2,000	7,646
Santos Ltd.	6,935	85,080
Saras SpA*	2,042	2,485
Senex Energy Ltd.*	11,586	7,902
Showa Shell Sekiyu KK	600	5,515
Sinanen Co. Ltd.	2,000	7,341
Soco International PLC*	17,832	99,405
SouthGobi Resources Ltd.*	6,808	6,622
Statoil ASA	8,690	187,787
Suncor Energy, Inc.	12,191	384,923
Sunshine Oilsands Ltd.*	62,891	12,164
Surge Energy, Inc.*	5,520	28,565
Talisman Energy, Inc.	7,396	83,741
TonenGeneral Sekiyu KK	1,000	9,639
Total Gabon	57	32,924
Total S.A.	18,545	987,462
Tourmaline Oil Corp.*	1,065	41,013
TransCanada Corp.	6,120	279,375
TransGlobe Energy Corp.*	6,048	40,298
Trilogy Energy Corp.	106	2,996
Tullow Oil PLC	7,771	122,289
Uranium One, Inc.*	3,100	8,021
Veresen, Inc.	690	8,088
Vermilion Energy, Inc.	702	37,618
Whitecap Resources, Inc.	3,080	33,075
Whitehaven Coal Ltd.	9,223	16,265
Woodside Petroleum Ltd.	5,504	185,678

		10,715,321

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - 0.3%
Ahlstrom Oyj	885	$12,891
Ainsworth Lumber Co. Ltd.*	5,703	18,861
Canfor Corp.*	300	6,324
Canfor Pulp Products, Inc.	900	8,002
Daiken Corp.	2,000	5,267
Daio Paper Corp.	9,000	53,988
Ence Energia y Celulosa S.A.	6,645	21,397
Hokuetsu Kishu Paper Co. Ltd.	9,500	40,760
Holmen AB, Class B	194	5,607
Metsa Board Oyj	6,595	22,331
Mitsubishi Paper Mills Ltd.*	9,000	8,327
Mondi PLC	2,115	31,391
Nippon Paper Industries Co. Ltd.	1,000	14,519
Norbord Inc.	514	16,224
Oji Holdings Corp.	8,000	33,999
Semapa-Sociedade de Investimento e Gestao	5,085	44,875
Stella-Jones, Inc.	257	24,816
Stora Enso Oyj, Class R	5,057	37,436
UPM-Kymmene Oyj	4,005	44,592
West Fraser Timber Co. Ltd.	520	47,354

		498,961
Personal Products - 0.5%
Aderans Co. Ltd.	500	7,158
Atrium Innovations, Inc.*	1,700	24,407
Beiersdorf AG	798	73,665
Dr Ci:Labo Co. Ltd.	4	10,631
Fancl Corp.	400	4,941
Kao Corp.	4,200	134,086
Kobayashi Pharmaceutical Co. Ltd.	100	5,195
Kose Corp.	200	5,645
L’Oreal S.A.	2,066	345,523
Mandom Corp.	800	28,306
Milbon Co. Ltd.	200	6,680
Oriflame Cosmetics S.A.	1,516	49,544

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Shiseido Co. Ltd.	2,800	$42,902

		738,683
Pharmaceuticals - 5.9%
Acrux Ltd.	6,628	20,046
ALK-Abello A/S	82	6,748
Almirall SA	1,079	14,098
Astellas Pharma, Inc.	3,900	208,174
AstraZeneca PLC	10,819	547,012
Bayer AG	6,805	789,296
BTG PLC*	7,829	45,067
Chugai Pharmaceutical Co. Ltd.	1,900	37,573
Daiichi Sankyo Co. Ltd.	4,700	76,314
Dainippon Sumitomo Pharma Co. Ltd.	1,000	13,238
Eisai Co. Ltd.	1,700	71,644
Faes Farma S.A.	4,303	12,685
Financiere de Tubize S.A.	179	8,773
Fuso Pharmaceutical Industries Ltd.	2,000	6,243
Galenica AG	24	18,339
GlaxoSmithKline PLC	42,369	1,081,692
H Lundbeck A/S	500	10,063
Haw Par Corp. Ltd.	9,200	52,285
Hikma Pharmaceuticals PLC	312	5,260
Hisamitsu Pharmaceutical Co. Inc.	300	16,471
Ipsen S.A.	715	28,672
Kaken Pharmaceutical Co. Ltd.	1,000	15,454
KYORIN Holdings, Inc.	1,000	21,748
Kyowa Hakko Kirin Co. Ltd.	3,000	29,831
Meda AB, Class A	1,228	14,307
Merck KGaA	560	92,429
Mitsubishi Tanabe Pharma Corp.	1,700	22,833
Nichi-iko Pharmaceutical Co. Ltd.	800	17,154
Nippon Shinyaku Co. Ltd.	1,000	16,969
Novartis AG	19,252	1,379,953

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Novo Nordisk A/S, Class B	3,475	$586,749
Ono Pharmaceutical Co. Ltd.	500	31,976
Orion Oyj, Class B	611	14,920
Otsuka Holdings Co. Ltd.	2,900	93,320
Paladin Labs, Inc.*	500	26,998
Recordati SpA	2,678	31,488
Roche Holding AG	6,081	1,492,509
Rohto Pharmaceutical Co. Ltd.	1,000	13,746
Sanofi	9,857	1,049,314
Santen Pharmaceutical Co. Ltd.	400	17,386
Sawai Pharmaceutical Co. Ltd.	100	12,079
Seikagaku Corp.	300	4,075
Shionogi & Co. Ltd.	2,400	48,583
Shire PLC	4,665	169,878
Stada Arzneimittel AG	1,334	62,467
Stallergenes S.A.	250	18,341
Taisho Pharmaceutical Holdings Co. Ltd.	400	27,167
Takeda Pharmaceutical Co. Ltd.	6,300	280,235
Teva Pharmaceutical Industries Ltd.	7,969	315,781
Torii Pharmaceutical Co. Ltd.	700	17,778
Towa Pharmaceutical Co. Ltd.	300	12,628
Tsumura & Co.	200	5,681
UCB S.A.	967	55,631
The United Laboratories International Holdings Ltd.*	18,000	6,940
Valeant Pharmaceuticals International, Inc.*	2,355	218,308
Virbac S.A.	82	16,333
ZERIA Pharmaceutical Co. Ltd.	1,000	15,271

		9,325,953
Professional Services - 0.7%
Adecco S.A.*	955	60,384

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
AF AB, Class B	516	$14,448
ALS Ltd./Queensland	2,778	21,166
Bertrandt AG	68	7,802
Brunel International N.V.	60	2,886
Bureau Veritas S.A.	1,744	51,665
Capita PLC	5,407	85,498
DKSH Holding AG	322	28,747
Experian PLC	8,765	163,843
Hays PLC	39,900	62,366
Intertek Group PLC	1,207	55,354
McMillan Shakespeare Ltd.	2,137	15,592
Meitec Corp.	700	18,867
Michael Page International PLC	8,360	56,590
Randstad Holding N.V.	995	47,914
SAI Global Ltd.	4,588	15,605
Seek Ltd.	1,978	16,740
SGS S.A.	43	96,954
Stantec, Inc.	78	3,604
Sthree PLC	578	3,021
Teleperformance S.A.	1,528	73,854
Temp Holdings Co. Ltd.	1,900	48,468
USG People N.V.	5,377	39,912
WS Atkins PLC	8,415	147,733

		1,139,013
Real Estate Investment Trusts (REITs) - 2.0%
Abacus Property Group	2,180	4,324
Advance Residence Investment Corp.	6	12,085
Allied Properties Real Estate Investment Trust	122	3,726
Altarea	458	70,546
ANF Immobilier	366	10,862
Artis Real Estate Investment Trust	659	9,340
Ascendas Real Estate Investment Trust	15,000	27,081
Ascott Residence Trust	18,000	17,732
Befimmo	387	26,465
Beni Stabili SpA	24,897	16,113

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Big Yellow Group PLC	2,896	$19,099
Boardwalk Real Estate Investment Trust	307	17,207
British Land Co. PLC	6,768	61,307
Brookfield Canada Office Properties	200	5,039
BWP Trust	12,336	27,235
Cache Logistics Trust	25,000	23,647
Calloway Real Estate Investment Trust	780	19,173
Cambridge Industrial Trust	19,000	9,993
Canadian Apartment Properties REIT	444	9,216
Canadian Real Estate Investment Trust	100	4,005
CapitaCommercial Trust	16,000	17,646
CapitaMall Trust	18,000	28,682
CapitaRetail China Trust	9,000	10,809
CDL Hospitality Trusts	4,000	5,228
CFS Retail Property Trust Group	23,483	43,203
Champion REIT	51,000	22,425
Charter Hall Group	4,649	16,063
Charter Hall Retail REIT	9,565	33,135
Chartwell Retirement Residences	346	3,288
Cofinimmo	162	18,500
Cominar Real Estate Investment Trust	1,600	31,391
Commonwealth Property Office Fund	29,463	30,540
Corio NV	575	25,108
Crombie Real Estate Investment Trust	1,400	18,316
Cromwell Property Group	44,581	39,209
Daiwa House REIT Investment Corp.	2	13,665
Daiwa Office Investment Corp.	2	7,300
Daiwahouse Residential Investment Corp.	2	7,707
Derwent London PLC	416	15,206
Dexus Property Group	37,522	35,358

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Dundee Real Estate Investment Trust, Class A	507	$15,209
Eurocommercial Properties N.V.	1,149	43,612
Far East Hospitality Trust	32,000	23,486
Federation Centres Ltd.	17,172	36,062
Fonciere des Murs	4,006	96,015
Fonciere Des Regions	50	4,087
Fortune Real Estate Investment Trust	21,000	18,521
Frasers Centrepoint Trust	10,000	15,071
Frontier Real Estate Investment Corp.	1	8,469
Fukuoka REIT Co.	2	15,149
Gecina S.A.	121	14,817
Global One Real Estate Investment Corp.	1	5,551
Goodman Group	14,479	61,332
Goodman Property Trust	43,262	35,295
GPT Group	13,805	45,345
Granite Real Estate Investment Trust	132	4,410
Great Portland Estates PLC	4,594	38,724
H&R Real Estate Investment Trust	1,437	30,206
Hammerson PLC	4,312	34,614
Hankyu Reit, Inc.	1	4,921
ICADE	114	10,268
Immobiliare Grande Distribuzione	4,358	4,580
Industrial & Infrastructure Fund Investment Corp.	1	8,917
InnVest Real Estate Investment Trust	1,100	4,333
Intu Properties PLC	7,647	39,023
Investa Office Fund	1,366	3,616
Japan Excellent, Inc.	1	5,297
Japan Hotel REIT Investment Corp.	39	14,969
Japan Logistics Fund, Inc.	1	8,845
Japan Prime Realty Investment Corp.	8	21,823

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Japan Real Estate Investment Corp.	4	$42,133
Japan Rental Housing Investments, Inc.	12	8,150
Japan Retail Fund Investment Corp.	20	39,246
Kenedix Realty Investment Corp.	3	11,896
Keppel REIT	1,800	1,794
Kiwi Income Property Trust	2,741	2,476
Klepierre	655	28,345
Land Securities Group PLC	7,606	109,430
The Link REIT	17,000	83,188
Lippo Malls Indonesia Retail Trust	39,000	15,154
Londonmetric Property PLC	13,999	24,088
Mapletree Commercial Trust	4,000	3,736
Mapletree Industrial Trust	5,070	5,373
Mapletree Logistics Trust	5,067	4,236
Mercialys S.A.	257	5,020
MID Reit, Inc.	7	15,693
Mirvac Group	27,443	40,391
Morguard Real Estate Investment Trust	3,150	49,147
Mori Hills REIT Investment Corp.	1	5,572
Mori Trust Sogo Reit, Inc.	1	8,551
Nieuwe Steen Investments N.V.	5,026	35,671
Nippon Accommodations Fund, Inc.	1	6,548
Nippon Building Fund, Inc.	5	54,242
Nomura Real Estate Office Fund, Inc.	1	4,357
Nomura Real Estate Residential Fund, Inc.	3	14,931
Northern Property Real Estate Investment Trust	702	18,573
Orix JREIT, Inc.	5	5,567

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Parkway Life Real Estate Investment Trust	9,000	$17,662
Premier Investment Corp.	4	15,393
Regal Real Estate Investment Trust	56,000	16,680
RioCan Real Estate Investment Trust	2,117	50,122
Segro PLC	9,528	44,895
Sekisui House SI Investment Co.	2	9,140
Shaftesbury PLC	3,615	34,637
Societe Immobiliere de Location pour l’Industrie et le Commerce	62	6,136
Starhill Global REIT	29,000	18,666
Stockland	16,982	54,561
Suntec Real Estate Investment Trust	21,000	26,210
Tokyu REIT, Inc.	3	15,556
Top REIT, Inc.	2	8,449
Unibail-Rodamco SE	763	184,545
United Urban Investment Corp.	13	16,099
Vastned Retail N.V.	1,151	48,946
Warehouses De Pauw SCA	196	13,109
Wereldhave N.V.	563	39,734
Westfield Group	17,641	177,634
Westfield Retail Trust	36,093	97,499
Workspace Group PLC	2,918	19,978
Yuexiu Real Estate Investment Trust	51,000	26,567

		3,075,267
Real Estate Management & Development - 2.6%
Aeon Mall Co. Ltd.	990	24,580
Africa Israel Investments Ltd.*	6,676	12,869
Airport City Ltd.*	1,717	12,721
Allreal Holding AG*	175	24,221
Alony Hetz Properties & Investments Ltd.	5,931	39,082
Amot Investments Ltd.	8,298	23,024
Argosy Property Ltd.	28,983	22,492

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Ascendas India Trust	16,000	$8,980
Associated International Hotels Ltd.	4,000	11,450
Atrium European Real Estate Ltd.	1,234	6,915
Atrium Ljungberg AB, Class B	1,034	13,677
Azrieli Group	639	19,923
Brookfield Asset Management, Inc., Class A	5,085	188,007
Brookfield Office Properties, Inc.	3,909	66,123
Bukit Sembawang Estates Ltd.	1,000	4,851
CA Immobilien Anlagen AG*	2,820	35,393
Capital & Counties Properties PLC	3,782	20,693
CapitaLand Ltd.	28,000	70,992
CapitaMalls Asia Ltd.	10,000	15,660
Castellum AB	1,191	16,947
Cheung Kong Holdings Ltd.	10,000	140,548
Chinese Estates Holdings Ltd.	7,000	15,579
City Developments Ltd.	5,000	41,721
Citycon Oyj	11,091	35,051
CLS Holdings PLC*	280	4,754
Conwert Immobilien Invest SE*	3,153	33,908
Countrywide PLC*	3,203	29,670
Daejan Holdings PLC	137	8,329
Daibiru Corp.	400	4,185
Daikyo, Inc.	2,000	5,999
Daito Trust Construction Co. Ltd.	400	36,439
Daiwa House Industry Co. Ltd.	4,000	73,326
Deutsche Euroshop AG	475	19,972
Deutsche Wohnen AG	1,711	30,126
Dolphin Capital Investors Ltd.*	10,829	6,362
Emperor International Holdings	54,000	15,179

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Fabege AB	3,908	$43,918
Fastighets AB Balder, Class B*	5,770	46,127
First Capital Realty, Inc.	1,846	30,669
FirstService Corp.	1,004	37,316
FKP Property Group	22,681	30,634
Fragrance Group Ltd.	54,000	10,173
GAGFAH S.A.*	641	7,398
Gazit-Globe Ltd.	475	6,473
Global Logistic Properties Ltd.	14,000	31,210
Goldcrest Co. Ltd.	1,000	24,076
Grainger PLC	10,741	28,334
Great Eagle Holdings Ltd.	8,000	30,327
GSW Immobilien AG	1,307	52,794
Hang Lung Group Ltd.	10,000	51,513
Hang Lung Properties Ltd.	18,000	58,373
Heiwa Real Estate Co. Ltd.	900	14,394
Henderson Land Development Co. Ltd.	7,700	48,055
HKR International Ltd.	39,200	19,511
Ho Bee Investment Ltd.	8,000	13,752
Hongkong Land Holdings Ltd.	9,000	60,930
Hufvudstaden AB, Class A	283	3,583
Hulic Co. Ltd.	1,600	19,114
Hysan Development Co. Ltd.	6,000	25,492
Iida Home Max	1,000	16,146
IMMOFINANZ AG*	4,374	17,871
IVG Immobilien AG*	3,867	863
Jerusalem Oil Exploration*	425	13,633
K Wah International Holdings Ltd.	87,199	39,803
Kenedix, Inc.*	1,400	6,420
Keppel Land Ltd.	9,000	26,069
Kerry Properties Ltd.	11,500	47,303
Killam Properties, Inc.	2,030	20,733
Klovern AB	5,855	24,546
Kowloon Development Co. Ltd.	17,000	20,496

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Kungsleden AB	11,495	$73,516
Lend Lease Group	3,965	31,207
Leopalace21 Corp.*	6,700	31,812
Melisron Ltd.	510	12,619
Midland Holdings Ltd.	44,000	17,758
Mitsubishi Estate Co. Ltd.	10,000	253,266
Mitsui Fudosan Co. Ltd.	6,000	180,753
Mobimo Holding AG*	210	43,869
Morguard Corp.	379	38,842
New World Development Co. Ltd.	20,236	29,589
Nitsba Holdings 1995 Ltd.*	1,947	24,894
Nomura Real Estate Holdings, Inc.	900	20,891
Norstar Holdings, Inc.	489	14,300
Norwegian Property ASA	13,388	18,676
NTT Urban Development Corp.	8	9,630
Peet Ltd.*	5,644	5,926
Polytec Asset Holdings Ltd.	95,000	11,270
Precinct Properties New Zealand Ltd.	22,735	18,548
PSP Swiss Property AG*	373	32,738
Relo Holdings, Inc.	900	43,923
Savills PLC	2,611	24,938
Sinarmas Land Ltd.	23,000	12,006
Sino Land Co. Ltd.	14,165	20,018
Songbird Estates PLC*	12,519	29,845
Sponda Oyi	980	5,023
ST Modwen Properties PLC	3,576	17,137
Sumitomo Realty & Development Co. Ltd.	3,000	125,210
Sun Hung Kai Properties Ltd.	13,000	173,493
Swire Pacific Ltd.	12,500	29,077
Swire Pacific Ltd., Class A	7,000	82,588
Swire Properties Ltd.	14,800	43,511
Swiss Prime Site AG*	422	30,930
TAG Immobilien AG	3,894	46,019

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
TOC Co. Ltd.	400	$2,814
Tokyo Tatemono Co. Ltd.	3,000	24,859
Tokyu Land Corp.	4,000	38,066
Tokyu Livable, Inc.	400	8,024
Unite Group PLC	3,471	20,538
UOL Group Ltd.	2,000	10,958
Wallenstam AB, Class B	1,505	20,805
Wharf Holdings Ltd.	14,000	120,497
Wheelock & Co. Ltd.	8,000	41,674
Wihlborgs Fastigheter AB	1,229	20,120
Wing Tai Holdings Ltd.	44,000	73,566
Wing Tai Properties Ltd.	16,000	9,841
Ying Li International Real Estate Ltd.*	24,000	8,101

		4,021,482
Road & Rail - 1.4%
Asciano Ltd.	8,442	38,488
Aurizon Holdings Ltd.	16,382	66,747
Brockman Mining Ltd.*	140,000	7,672
Canadian National Railway Co.	3,640	363,487
Canadian Pacific Railway Ltd.	1,456	178,635
Central Japan Railway Co.	1,100	134,431
ComfortDelGro Corp. Ltd.	13,000	20,409
DSV A/S	1,808	47,338
East Japan Railway Co.	2,800	224,615
Firstgroup PLC	94,681	143,469
Go-Ahead Group PLC	3,362	80,634
Hankyu Hanshin Holdings, Inc.	10,000	57,038
Keikyu Corp.	2,000	16,634
Keio Corp.	6,000	42,092
Keisei Electric Railway Co. Ltd.	3,000	28,794
Kintetsu Corp.	11,000	47,085
Maruzen Showa Unyu Co. Ltd.	2,000	6,832
MTR Corp. Ltd.	19,000	70,680
Nagoya Railroad Co. Ltd.	8,000	22,287

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Nankai Electric Railway Co. Ltd.	2,000	$7,483
National Express Group PLC	37,101	142,980
Nippon Express Co. Ltd.	6,000	28,245
Nippon Konpo Unyu Soko Co. Ltd.	4,400	70,146
Nishi-Nippon Railroad Co. Ltd.	1,000	3,792
Odakyu Electric Railway Co. Ltd.	4,000	37,863
Sankyu, Inc.	2,000	6,954
Seino Holdings Co. Ltd.	2,000	17,894
Senko Co. Ltd.	5,000	26,028
Sixt AG	2,641	58,199
SMRT Corp. Ltd.	17,000	18,882
Sotetsu Holdings, Inc.	1,000	3,620
Stagecoach Group PLC	834	4,232
Tobu Railway Co. Ltd.	8,000	41,157
Tokyu Corp.	8,000	51,812
TransForce, Inc.	200	4,130
Transport International Holdings Ltd.	4,000	8,644
West Japan Railway Co.	1,400	58,929

		2,188,357
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp.	1,000	13,024
Aixtron SE*	2,199	34,630
AMS AG	126	8,828
ARM Holdings PLC	10,397	137,921
ASM International N.V.	1,050	33,044
ASM Pacific Technology Ltd.	2,400	26,088
ASML Holding N.V.	3,212	288,318
CSR PLC	4,039	34,842
Dainippon Screen Manufacturing Co. Ltd.*	1,000	5,521
Dialog Semiconductor PLC*	1,514	24,979
Disco Corp.	100	5,897
EZchip Semiconductor Ltd.*	500	15,825

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Imagination Technologies Group PLC*	6,049	$21,560
Infineon Technologies AG	9,340	82,276
Kontron AG	3,452	16,194
Megachips Corp.	2,400	37,359
Mellanox Technologies Ltd.*	300	13,695
Micronas Semiconductor Holding AG*	997	7,018
Mimasu Semiconductor Industry Co. Ltd.	500	4,326
Nordic Semiconductor ASA*	868	2,818
Nuflare Technology, Inc.	1	12,495
Renewable Energy Corp. ASA*	98,648	50,875
Rohm Co. Ltd.	900	34,680
Sanken Electric Co. Ltd.	7,000	29,393
Shinko Electric Industries Co. Ltd.	1,800	17,313
Silex Systems Ltd.*	720	1,686
SMA Solar Technology AG	662	22,587
SOITEC*	1,236	2,757
STATS ChipPAC Ltd.*	47,000	13,466
STMicroelectronics N.V.	4,875	41,824
Sumco Corp.	600	5,277
Tokyo Electron Ltd.	1,400	63,555
Tokyo Seimitsu Co. Ltd.	800	15,617
Ulvac, Inc.*	3,400	26,480
Wolfson Microelectronics PLC*	714	1,656

		1,153,824
Software - 1.0%
Allot Communications Ltd.*	800	11,704
Aveva Group PLC	579	21,102
Capcom Co. Ltd.	3,800	67,303
COLOPL, Inc.*	200	9,476
Computer Modelling Group Ltd.	800	19,991
Constellation Software, Inc.	180	26,239

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Dassault Systemes S.A.	553	$72,534
DTS Corp.	1,100	15,378
Dwango Co. Ltd.	3	12,597
Fidessa Group PLC	987	30,002
Fuji Soft, Inc.	1,400	26,276
GungHo Online Entertainment, Inc.*	30	24,401
Konami Corp.	900	19,875
Micro Focus International PLC	4,483	54,100
Nexon Co. Ltd.	300	3,779
NICE Systems Ltd.	643	24,704
Nintendo Co. Ltd.	800	101,022
NSD Co. Ltd.	2,300	25,256
Open Text Corp.	367	25,914
Oracle Corp. Japan	200	7,768
Playtech PLC	4,162	43,948
The Sage Group PLC	10,780	57,282
SAP AG	7,894	579,552
SimCorp A/S	710	22,636
Software AG	367	11,145
Tecmo Koei Holdings Co. Ltd.	1,200	12,018
Temenos Group AG*	2,493	65,199
Trend Micro, Inc.	700	23,202
UBISOFT Entertainment*	7,283	110,923
Xero Ltd.*	600	8,262

		1,533,588
Specialty Retail - 1.6%
ABC-Mart, Inc.	400	17,976
Alpen Co. Ltd.	1,400	26,931
AOKI Holdings, Inc.	100	3,172
Aoyama Trading Co. Ltd.	500	12,450
ARB Corp. Ltd.	1,725	20,930
Asahi Co. Ltd.	600	9,565
AT-Group Co. Ltd.	1,000	16,878
Autobacs Seven Co. Ltd.	1,400	20,469
Automotive Holdings Group Ltd.	11,553	39,296
Bic Camera, Inc.	84	42,446

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
BMTC Group, Inc., Class A	244	$3,221
Carpetright PLC*	268	2,682
Carphone Warehouse Group PLC	8,344	30,739
Chiyoda Co. Ltd.	200	5,137
Chow Sang Sang Holdings International Ltd.	7,000	16,247
Chow Tai Fook Jewellery Group Ltd.	16,000	20,404
Clas Ohlson AB, Class B	3,293	47,108
Darty PLC	6,542	7,686
Delek Automotive Systems Ltd.	1,942	19,794
Delticom AG	112	5,473
Dixons Retail PLC*	112,337	77,422
Dufry AG*	299	38,906
Dunelm Group PLC	394	5,884
EDION Corp.	5,200	29,607
Emperor Watch & Jewellery Ltd.	280,000	21,301
Esprit Holdings Ltd.	12,600	20,536
Fast Retailing Co. Ltd.	400	136,445
Fielmann AG	70	7,287
Folli Follie S.A.*	230	5,384
Geo Holdings Corp.	21	19,259
Giordano International Ltd.	24,000	23,798
Gulliver International Co. Ltd.	3,100	19,289
Halfords Group PLC	5,842	32,655
Hennes & Mauritz AB, Class B	8,358	310,489
Honeys Co. Ltd.	1,830	20,113
Howden Joinery Group PLC	17,910	78,416
Inditex S.A.	1,836	244,281
IT Ltd.	50,000	13,410
JB Hi-Fi Ltd.	7,187	119,840
Jin Co. Ltd.	200	7,930
Joshin Denki Co. Ltd.	2,000	16,471
JUMBO S.A.*	3,971	42,183
Kathmandu Holdings Ltd.	10,721	22,869

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Keiyo Co. Ltd.	2,800	$13,579
Kingfisher PLC	19,321	116,434
Kohnan Shoji Co. Ltd.	2,800	31,742
K’s Holdings Corp.	200	6,792
Leon’s Furniture Ltd.	900	10,943
L’Occitane International S.A.	1,000	2,244
Luk Fook Holdings International Ltd.	25,000	69,952
Megane TOP Co. Ltd.	3,100	43,905
Mekonomen AB	674	20,625
Nafco Co. Ltd.	600	11,334
NEC Mobiling Ltd.	700	38,930
Nishimatsuya Chain Co. Ltd.	2,400	21,034
Nitori Holdings Co. Ltd.	350	29,749
OSIM International Ltd.	10,000	16,092
Pal Co. Ltd.	600	16,691
Point, Inc.	310	15,476
Praktiker AG*	2,466	259
Premier Investments Ltd.	855	5,954
Reitmans Canada Ltd., Class A	3,516	34,577
RONA, Inc.	2,618	29,158
SA SA International Holdings Ltd.	26,000	25,915
Sanrio Co. Ltd.	500	24,300
Shimamura Co. Ltd.	100	11,428
Sports Direct International PLC*	3,304	33,010
Super Retail Group Ltd.	315	3,568
SuperGroup PLC*	681	11,109
T-Gaia Corp.	1,200	10,895
Trinity Ltd.	64,000	20,631
Tsutsumi Jewelry Co. Ltd.	500	11,489
United Arrows Ltd.	200	9,018
USS Co. Ltd.	160	19,049
Valora Holding AG	157	31,631
WH Smith PLC	3,669	43,303
Xebio Co. Ltd.	2,000	41,808

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Yamada Denki Co. Ltd.	590	$23,815

		2,538,818
Textiles, Apparel & Luxury Goods - 1.4%
Adidas AG	1,709	190,167
Asics Corp.	900	15,089
Bijou Brigitte AG	254	22,253
Brunello Cucinelli SpA	187	5,058
Burberry Group PLC	3,643	84,501
Christian Dior S.A.	421	74,406
Cie Financiere Richemont S.A.	4,369	426,015
Geox SpA	2,499	6,504
Gerry Weber International AG	393	17,568
Gildan Activewear, Inc.	761	33,932
Gunze Ltd.	2,000	4,941
Hermes International	128	43,409
Hugo Boss AG	192	22,226
The Japan Wool Textile Co. Ltd.	6,000	43,374
Kering	602	137,571
Kurabo Industries Ltd.	9,000	14,549
Li & Fung Ltd.	38,000	50,272
Luxottica Group SpA	1,332	70,960
LVMH Moet Hennessy Louis Vuitton S.A.	2,187	396,833
Mulberry Group PLC	152	2,231
Onward Holdings Co. Ltd.	1,000	9,008
Pacific Textile Holdings Ltd.	35,000	41,791
Pandora A/S	930	37,054
Puma SE	10	2,793
Safilo Group SpA*	389	7,960
Samsonite International S.A.	9,900	27,126
Sanyo Shokai Ltd.	6,000	14,702
Seiko Holdings Corp.	4,000	16,674
Seiren Co. Ltd.	500	3,401
Stella International Holdings Ltd.	1,500	3,679
The Swatch Group AG	253	149,761
Swatch Group AG (The)	295	30,337

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Texwinca Holdings Ltd.	56,000	$54,517
Tod’s SpA	29	4,713
TSI Holdings Co Ltd.	2,100	15,053
Unitika Ltd.*	42,000	21,778
Wacoal Holdings Corp.	3,000	30,319
Yue Yuen Industrial Holdings Ltd.	6,000	16,518

		2,149,043
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG*	4,104	113,349
First National Financial Corp.	172	3,012
Home Capital Group, Inc.	70	4,263
Paragon Group of Cos. PLC	9,942	48,549

		169,173
Tobacco - 0.9%
British American Tobacco PLC	15,724	835,773
Imperial Tobacco Group PLC	8,177	273,472
Japan Tobacco, Inc.	9,400	327,335
Swedish Match AB	1,540	57,374

		1,493,954
Trading Companies & Distributors - 1.3%
Ashtead Group PLC	3,116	33,351
BayWa AG	675	33,271
Brenntag AG	422	69,204
Bunzl PLC	2,646	56,522
Chaoyue Group Ltd.*^	175,000	12,411
Cramo Oyj	2,338	28,841
Emeco Holdings Ltd.	80,170	17,987
Finning International, Inc.	1,541	33,127
Grafton Group PLC	6,078	49,473
Hanwa Co. Ltd.	15,000	61,613
Inaba Denki Sangyo Co. Ltd.	200	5,478
Inabata & Co. Ltd.	2,800	22,860
Indutrade AB	760	26,977
ITOCHU Corp.	12,700	150,559
Iwatani Corp.	16,000	58,563

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Japan Pulp & Paper Co. Ltd.	9,000	$28,092
Kamei Corp.	1,000	7,331
Kanematsu Corp.*	17,000	18,494
Kloeckner & Co. SE*	3,047	38,024
Kuroda Electric Co. Ltd.	1,900	26,388
Marubeni Corp.	12,000	83,209
MISUMI Group, Inc.	700	18,981
Mitsubishi Corp.	11,000	200,081
Mitsui & Co. Ltd.	13,500	180,494
MonotaRO Co. Ltd.	400	9,240
Nichiden Corp.	300	6,768
Noble Group Ltd.	61,000	42,855
Okaya & Co. Ltd.	2,500	29,485
Ramirent Oyj	2,223	20,751
Reece Australia Ltd.	515	10,908
Rexel S.A.	2,072	50,170
Richelieu Hardware Ltd.	424	17,838
Russel Metals, Inc.	1,819	45,278
Seven Group Holdings Ltd.	1,044	6,502
SIG PLC	11,924	32,865
Sojitz Corp.	14,900	25,299
Solar A/S, Class B	461	21,225
Sumikin Bussan Corp.	6,000	18,057
Sumitomo Corp.	8,600	114,719
Tat Hong Holdings Ltd.	20,000	18,290
Toromont Industries Ltd.	857	19,440
Toyota Tsusho Corp.	2,300	60,894
Travis Perkins PLC	1,611	41,569
Trusco Nakayama Corp.	1,200	24,243
Wajax Corp.	1,406	46,814
Wolseley PLC	2,325	110,891
Yamazen Corp.	4,200	25,963
Yuasa Trading Co. Ltd.	11,000	19,460

		2,080,855
Transportation Infrastructure - 0.5%
Abertis Infraestructuras S.A.	3,278	60,742
Aeroports de Paris	423	43,614
Ansaldo STS SpA	4,662	43,704

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Atlantia SpA	2,493	$47,205
Auckland International Airport Ltd.	9,106	22,831
Autostrada Torino-Milano SpA*	2,084	23,688
BBA Aviation PLC	12,763	58,048
China Resources and Transportation Group Ltd.*	200,000	8,510
Flughafen Wien AG	104	6,601
Flughafen Zuerich AG	16	8,627
Fraport AG Frankfurt Airport Services Worldwide	267	17,275
Gemina SpA*	6,809	14,150
Groupe Eurotunnel S.A.	4,203	32,928
Hamburger Hafen und Logistik AG	727	17,376
Hutchison Port Holdings Trust, Class U	43,000	31,820
Japan Airport Terminal Co. Ltd.	500	9,334
Kamigumi Co. Ltd.	1,000	8,266
Kobenhavns Lufthavne	50	21,765
Koninklijke Vopak N.V.	423	24,315
Mitsubishi Logistics Corp.	1,000	14,549
Mitsui-Soko Co. Ltd.	2,000	9,191
Nissin Corp.	4,000	11,469
Qube Holdings Ltd.	17,123	27,200
SATS Ltd.	2,000	5,212
SIA Engineering Co. Ltd.	5,000	19,114
Societa Iniziative Autostradali e Servizi SpA	3,473	30,414
The Sumitomo Warehouse Co. Ltd.	9,000	51,334
Sydney Airport	15,483	49,884
Transurban Group	11,944	72,676
Westshore Terminals Investment Corp.	134	3,733

		795,575
Water Utilities - 0.1%
Athens Water Supply & Sewage Co. SA (The)	926	7,316
Hyflux Ltd.	15,000	15,366

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Pennon Group PLC	2,517	$26,540
Severn Trent PLC	1,907	51,259
Sound Global Ltd.*	33,000	15,542
United Utilities Group PLC	5,405	59,121

		175,144
Wireless Telecommunication Services - 1.6%
Cellcom Israel Ltd.*	4,584	51,342
Freenet AG*	1,294	30,920
KDDI Corp.	4,700	258,523
Mobistar S.A.	2,998	42,795
NTT DOCOMO, Inc.	119	180,880
Okinawa Cellular Telephone Co.	600	15,544
Rogers Communications, Inc., Class B	2,868	114,491
SmarTone Telecommunications Holdings Ltd.	6,000	9,562
Softbank Corp.	7,941	503,806
Sonaecom - SGPS S.A.	2,864	6,777
StarHub Ltd.	9,000	31,084
Tele2 AB, Class B	1,394	17,809
Vodafone Group PLC	415,161	1,243,075

		2,506,608

Total Common Stocks (Cost $149,935,476)		155,797,398

Master Limited Partnerships - 0.0%†
Oil, Gas & Consumable Fuels - 0.0%†
Avner Oil Exploration LP*	32,412	24,623
Isramco Negev 2 LP*	34,999	6,374

Total Master Limited Partnerships (Cost $28,479)		30,997

	Shares	Value
Preferred Stocks - 0.4%
Automobiles - 0.3%
Porsche Automobil Holding SE	1,302	$110,716
Volkswagen AG	1,218	288,935

		399,651
Diversified Telecommunication Services - 0.0%†
Telecom Italia SpA	46,046	24,096

Household Products - 0.1%
Henkel AG & Co. KGaA	1,428	139,634

Insurance - 0.0%†
Unipol Gruppo Finanziario SpA	17,878	60,203

Machinery - 0.0%†
Danieli & C Officine Meccaniche SpA	2,764	48,079
KSB AG	73	41,536

		89,615

Total Preferred Stocks (Cost $651,660)		713,199

	No. of Rights
Rights - 0.0%†
ALS Ltd., expiring 08/12/13 at 7.80 AUD*	200	124
Argosy Property Ltd., expiring 08/02/13 at 0.89 NZD*^	4,140	22
ASTM SpA, expiring 08/23/13 at 8.31 EUR*^	2,084	5
CaixaBank, expiring 08/13/13 at EUR*	11,440	805
New World Development Co. Ltd., expiring 03/02/15 at 15.00 HKD*^	452	—

Total Rights (Cost $—)		956

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	No. of Warrants	Value
Warrants - 0.0%
National Bank of Greece S.A., expiring 12/26/17 at 4.38 EUR*	258	$—

Total Warrants (Cost $—)		—

Total Investment Securities (Cost $150,615,615) — 99.2%		156,542,550

Other assets less liabilities — 0.8%		1,195,509

Net Assets — 100.0%		$157,738,059

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $27,757 or 0.02% of net assets.
(a)	144A security — Certain conditions for public sale may exist.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,216,597
Aggregate gross unrealized depreciation	(4,586,118)

Net unrealized appreciation	$5,630,479

Federal income tax cost of investments	$150,912,072

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Futures Contracts	13	09/20/13	$1,120,145	$28,481
EURO STOXX 50® Index Futures Contract	1	09/20/13	36,595	434
FTSE 100® Index Futures Contract	1	09/20/13	99,506	635
Nikkei 225 Index Futures Contract	1	09/12/13	69,290	(5,094)

				$24,456

Cash collateral in the amount of $133,408 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Depreciation
EUR	29,978	Goldman Sachs Capital	USD	40,000	09/18/13	$(187)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2013 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Australia	7.1%
Austria	0.4
Belgium	1.1
Canada	10.0
Denmark	1.3
Finland	0.7
France	7.6
Germany	7.0
Greece	0.2
Hong Kong	2.8
Ireland	0.5
Israel	0.7
Italy	2.2
Japan	20.5
Netherlands	2.5
New Zealand	0.3
Norway	1.1
Portugal	0.2
Singapore	1.9
Spain	2.3
Sweden	3.1
Switzerland	6.6
United Kingdom	19.1
Other [1]	0.8

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 90.4%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,645	$7,452
AviChina Industry & Technology Co. Ltd., Class H	60,000	32,107
Embraer S.A.	12,500	105,604
Korea Aerospace Industries Ltd.	930	23,883
S&T Dynamics Co. Ltd.	4,260	50,623

		219,669
Air Freight & Logistics - 0.2%
Hanjin Transportation Co. Ltd.	1,690	34,599
Hyundai Glovis Co. Ltd.	332	57,184
Kerry TJ Logistics Co. Ltd.	35,000	43,186
POS Malaysia BHD	26,300	39,726
Sinotrans Ltd., Class H	304,000	57,230

		231,925
Airlines - 0.5%
Aeroflot - Russian Airlines OJSC	11,429	19,843
Air China Ltd., Class H	50,000	33,848
AirAsia BHD	40,300	39,256
Asiana Airlines, Inc.*	22,420	95,693
Cebu Air, Inc.	10,450	15,123
China Airlines Ltd.*	32,000	11,845
China Eastern Airlines Corp. Ltd., Class H*	306,000	93,907
China Southern Airlines Co. Ltd., Class H	98,000	36,267
Eva Airways Corp.*	26,000	14,480
Garuda Indonesia Persero Tbk PT*	117,000	5,692
Grupo Aeromexico SAB de CV*	28,800	37,390
Korean Air Lines Co. Ltd.*^	1,290	32,381
Latam Airlines Group S.A.	5,207	69,942
Malaysian Airline System BHD*	354,400	33,321
Thai Airways International PCL	20,500	14,867
Turk Hava Yollari	14,524	61,014

		614,869

	Shares	Value
Common Stocks - (continued)
Auto Components - 1.1%
Autometal S.A.	1,400	$10,877
Cheng Shin Rubber Industry Co. Ltd.	36,000	119,334
Dae Won Kang Up Co. Ltd.	5,200	33,234
Depo Auto Parts Ind Co. Ltd.*	3,000	9,204
Gajah Tunggal Tbk PT	342,000	87,351
Global & Yuasa Battery Co. Ltd.	1,258	63,044
Halla Visteon Climate Control Corp.	700	20,780
Hanil E-Wha Co. Ltd.	4,340	55,630
Hyundai Mobis	1,559	380,235
Hyundai Wia Corp.	303	44,233
Kenda Rubber Industrial Co. Ltd.*	9,000	23,261
Kumho Tire Co., Inc.*	1,110	11,363
Mahle-Metal Leve SA Industria e Comercio	1,700	19,083
Mando Corp.	258	27,099
Minth Group Ltd.	20,000	35,588
Nan Kang Rubber Tire Co. Ltd.	4,000	4,762
Nexen Tire Corp.	650	9,691
SL Corp.	1,830	27,122
Sri Trang Agro-Industry PCL	131,400	51,217
Sungwoo Hitech Co. Ltd.	5,503	73,231
Tianneng Power International Ltd.	120,000	58,643
Tong Yang Industry Co. Ltd.	16,000	22,784
Tupy S.A.	2,300	18,887
Xingda International Holdings Ltd.	161,000	77,434

		1,284,087
Automobiles - 1.9%
Astra International Tbk PT	472,000	298,516
Brilliance China Automotive Holdings Ltd.*	50,000	59,765
Byd Co. Ltd., Class H*	9,000	35,221
China Motor Corp.	4,000	3,375

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Chongqing Changan Automobile Co. Ltd., Class B	59,700	$67,588
Dongfeng Motor Group Co. Ltd., Class H	58,000	77,779
DRB-Hicom Bhd	7,100	5,559
Ford Otomotiv Sanayi AS	168	2,396
Geely Automobile Holdings Ltd.	110,000	45,955
Great Wall Motor Co. Ltd., Class H	25,000	116,694
Guangzhou Automobile Group Co. Ltd., Class H	54,000	52,431
Hyundai Motor Co.	3,629	751,045
Jiangling Motors Corp. Ltd., Class B	16,600	42,702
Kia Motors Corp.	6,250	354,385
Mahindra & Mahindra Ltd. (GDR)	15,767	236,347
Sanyang Industry Co. Ltd.*	14,000	14,146
Ssangyong Motor Co.	620	4,674
TAN Chong Motor Holdings BHD	6,400	13,179
Tata Motors Ltd. (ADR)	5,035	121,041
Tofas Turk Otomobil Fabrikasi AS	1,311	8,673
UMW Holdings Bhd	7,700	32,898
Yulon Motor Co. Ltd.	16,000	25,825

		2,370,194
Beverages - 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,605	77,044
Arca Continental SAB de CV	7,900	58,891
Carlsberg Brewery Malaysia Bhd	4,600	20,845
Cia Cervecerias Unidas S.A.	3,067	41,340
Cia de Bebidas das Americas	3,300	123,933
Coca-Cola Femsa SAB de CV	11,800	165,894
Coca-Cola Icecek AS	1,658	46,519
Distell Group Ltd.	563	7,028
Fomento Economico Mexicano SAB de CV	45,400	450,657

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Fraser & Neave Holdings Bhd	6,300	$35,539
Guinness Anchor Bhd	3,500	19,420
Hey Song Corp.*	26,000	34,422
Hite Jinro Co. Ltd.	590	14,442
Kingway Brewery Holdings Ltd.	66,000	23,318
Lotte Chilsung Beverage Co. Ltd.	25	32,779
LT Group, Inc.	76,800	36,782
Muhak Co. Ltd.*	1,360	23,001
Organizacion Cultiba SAB de CV	8,400	22,485
Thai Beverage PCL	154,000	65,277
Tibet 5100 Water Resources Holdings Ltd.	88,000	33,020
Tsingtao Brewery Co. Ltd., Class H	8,000	61,119
Vina Concha y Toro S.A.	34,583	62,421
Yantai Changyu Pioneer Wine Co. Ltd., Class B	15,500	56,421

		1,512,597
Biotechnology - 0.1%
CTC BIO, Inc.*	992	25,431
Green Cross Corp.	127	14,809
Medigen Biotechnology Corp.*	2,000	12,272
Medipost Co. Ltd.*	420	24,974
Medy-Tox, Inc.	261	27,252
PharmaEngine, Inc.*	1,000	5,886
Seegene, Inc.*	456	22,365
Taiwan Liposome Co. Ltd.*	2,000	21,676
ViroMed Co. Ltd.*	855	28,045

		182,710
Building Products - 0.2%
China Lesso Group Holdings Ltd.	14,000	7,167
Dynasty Ceramic PCL	4,100	7,729
KCC Corp.	107	33,240
LG Hausys Ltd.	358	40,630
Sung Kwang Bend Co. Ltd.	3,465	89,445
Taiwan Glass Industry Corp.	15,000	14,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Trakya Cam Sanayi AS	17,387	$22,467

		214,759
Capital Markets - 0.9%
Administradora de Fondos de Pensiones Habitat S.A.	4,879	7,481
Administradora de Fondos de Pensiones Provida S.A.	2,438	14,195
Brait SE*	6,677	28,233
Capital Securities Corp.	29,000	9,671
CETIP SA - Mercados Organizados	4,300	43,371
China Bills Finance Corp.	45,000	17,108
China Everbright Ltd.	16,000	22,653
Citadel Capital SAE*	40,421	19,287
CITIC Securities Co. Ltd., Class H	23,000	43,240
Coronation Fund Managers Ltd.	4,860	32,218
Daewoo Securities Co. Ltd.	3,750	33,280
Daishin Securities Co. Ltd.	7,250	57,500
Egyptian Financial Group-Hermes Holding*	35,763	44,653
Egyptian Kuwaiti Holding Co. SAE	15,281	11,308
Guotai Junan International Holdings Ltd.	28,000	10,398
Haitong Securities Co. Ltd., Class H	17,600	22,671
Hanwha Investment & Securities Co. Ltd.*	12,390	39,704
HMC Investment Securities Co. Ltd.	3,910	39,155
Hyundai Securities Co. Ltd.	1,340	7,419
Investec Ltd.	3,629	24,350
Jih Sun Financial Holdings Co. Ltd.	59,000	18,534
KIWOOM Securities Co. Ltd.	188	9,505
Korea Investment Holdings Co. Ltd.	740	26,743
Macquarie Korea Infrastructure Fund	4,910	29,764

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Masterlink Securities Corp.*	101,000	$33,682
Meritz Securities Co. Ltd.	31,750	43,523
Mirae Asset Securities Co. Ltd.	470	17,341
NH Investment & Securities Co. Ltd.	7,210	31,608
OSK Holdings BHD	114,200	59,494
President Securities Corp.	43,000	24,951
Samsung Securities Co. Ltd.	1,200	49,135
Shinyoung Securities Co. Ltd.	860	28,324
SK Securities Co. Ltd.*	15,060	12,172
Sociedad de Inversiones Oro Blanco S.A.	482,526	2,669
TONGYANG Securities, Inc.	17,950	57,041
Waterland Financial Holdings Co. Ltd.	12,000	4,022
Woori Investment & Securities Co. Ltd.	2,690	28,015
Yuanta Financial Holding Co. Ltd.	165,000	86,114

		1,090,532
Chemicals - 3.4%
Acron JSC	2,350	76,104
Aeci Ltd.	2,822	33,251
African Oxygen Ltd.	10,806	21,592
Alexandria Mineral Oils Co.	958	9,446
Alpek SA de CV	13,600	30,650
Asia Plastic Recycling Holding Ltd.	6,840	18,066
Asia Polymer Corp.	16,000	12,432
Barito Pacific Tbk PT*	810,000	33,495
Batu Kawan BHD	2,700	15,231
Boryszew S.A.*	59,640	8,565
Capro Corp.	4,280	30,288
Cheil Industries, Inc.	1,077	85,226
China BlueChemical Ltd., Class H	382,000	176,338
China Lumena New Materials Corp.*	528,000	98,719
China Man-Made Fiber Corp.*	73,000	32,134

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
China Petrochemical Development Corp.	38,700	$19,810
China Steel Chemical Corp.	5,000	28,429
China Synthetic Rubber Corp.	93,000	96,608
Ciech S.A.*	1,667	13,011
Dongyue Group	202,000	78,140
Eternal Chemical Co. Ltd.	20,000	16,141
Everlight Chemical Industrial Corp.	26,250	17,727
Foosung Co. Ltd.*	2,860	11,876
Formosa Chemicals & Fibre Corp.	67,980	169,120
Formosa Plastics Corp.	89,440	224,894
Formosan Rubber Group, Inc.	94,000	73,980
Fufeng Group Ltd.*	209,400	84,512
Grand Pacific Petrochemical	153,000	92,862
Grupa Azoty S.A.	576	11,760
Gubre Fabrikalari TAS*	5,135	40,314
Hanwha Chemical Corp.	2,100	35,143
Hanwha Corp.	1,130	30,930
Ho Tung Chemical Corp.*	51,000	22,790
Huabao International Holdings Ltd.	432,000	186,050
Huchems Fine Chemical Corp.	1,760	31,098
Hyosung Corp.	598	35,877
Indorama Ventures PCL	57,600	32,757
Kolon Industries, Inc.	367	16,497
Korea Petrochemical Ind Co. Ltd.*	234	11,706
Kumho Petro chemical Co. Ltd.	262	20,943
LCY Chemical Corp.*	13,000	17,666
LG Chem Ltd.	1,055	264,824
Lotte Chemical Corp.	454	68,701
Mexichem SAB de CV	23,900	111,319
Namhae Chemical Corp.	3,200	21,734
Nan Ya Plastics Corp.*	101,000	212,195
Nizhnekamskneftekhim OAO	81,109	57,697
OCI Co. Ltd.	375	55,578

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
OCI Materials Co. Ltd.	1,076	$36,396
Omnia Holdings Ltd.	3,143	55,823
Oriental Union Chemical Corp.	18,000	17,618
Petkim Petrokimya Holding AS*	8,463	11,807
Petronas Chemicals Group Bhd	60,800	124,074
Phosagro OAO (GDR)	2,766	26,083
PTT Global Chemical PCL	45,500	95,942
Samsung Fine Chemicals Co. Ltd.	405	17,214
San Fang Chemical Industry Co. Ltd.*	11,000	10,088
Shinkong Synthetic Fibers Corp.	146,000	48,250
Siamgas & Petrochemicals PCL	28,200	9,190
Sidi Kerir Petrochemicals Co.	5,418	11,695
Sinofert Holdings Ltd.	104,000	16,226
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	186,000	57,320
SK Chemicals Co. Ltd.	3,029	115,398
SKC Co. Ltd.	300	7,798
Solar Applied Materials Technology Co.	66,000	60,527
Soulbrain Co. Ltd.	1,782	72,411
Synthos S.A.	8,925	12,260
Taekwang Industrial Co. Ltd.	18	17,240
Taiwan Fertilizer Co. Ltd.	21,000	51,333
Taiwan Prosperity Chemical Corp.	25,000	25,011
Thai Plastic & Chemical PCL	16,300	16,665
TSRC Corp.	11,000	19,956
Unipetrol AS*	6,639	58,500
UPC Technology Corp.	155,000	80,119
Uralkali OJSC	10,747	46,853
Uralkali OJSC (GDR)	3,864	83,849
USI Corp.	16,000	11,445
Vinythai PCL	50,000	18,371
Yingde Gases Group Co. Ltd.	22,500	20,483

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Yip’s Chemical Holdings Ltd.	28,000	$25,092

		4,175,263
Commercial Banks - 12.0%
ABSA Group Ltd.	6,353	91,648
Agricultural Bank of China Ltd., Class H	489,000	197,987
Akbank TAS	4,040	15,474
Akbank TAS (ADR)	17,940	139,035
Albaraka Turk Katilim Bankasi AS*	65,965	62,146
Alior Bank S.A.*	978	25,959
Alliance Financial Group Bhd	21,700	35,855
Asya Katilim Bankasi AS*	107,197	107,614
Attijariwafa Bank	808	31,211
Axis Bank Ltd. (GDR)	13,692	235,502
Banco de Bogota S.A.	585	21,912
Banco de Chile	273,265	38,875
Banco de Credito e Inversiones	588	32,010
Banco do Brasil S.A.	13,300	133,623
Banco Santander Brasil S.A.	18,200	109,202
Banco Santander Chile	1,210,657	67,552
Bancolombia S.A.	5,582	78,944
Bangkok Bank PCL	12,000	78,594
Bank BPH S.A.*	89	1,401
Bank Bukopin Tbk PT	700,000	44,953
Bank Central Asia Tbk PT	291,500	294,974
Bank Danamon Indonesia Tbk PT	90,000	45,536
Bank Gospodarki Zywnosciowej S.A.*	2,533	45,407
Bank Handlowy w Warszawie S.A.	275	8,293
Bank Mandiri Persero Tbk PT	228,500	197,874
Bank Millennium S.A.*	4,152	8,037
Bank Negara Indonesia Persero Tbk PT	201,500	83,815
Bank of Ayudhya PCL	55,800	66,407
Bank of China Ltd., Class H	1,727,000	723,726

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Bank of Communications Co. Ltd., Class H	216,000	$140,651
Bank of the Philippine Islands	12,160	26,347
Bank Pan Indonesia Tbk PT*	119,500	7,325
Bank Pekao S.A.	3,195	163,583
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	315,500	32,540
Bank Rakyat Indonesia Persero Tbk PT	264,000	211,919
Bank St. Petersburg OJSC	31,268	42,978
Bank Tabungan Negara Persero Tbk PT	94,500	9,563
Bank Tabungan Pensiunan Nasional Tbk PT*	75,000	31,744
Bank Zachodni WBK S.A.	686	69,593
Banque Centrale Populaire	1,742	39,539
Banregio Grupo Financiero SAB de CV	9,400	56,697
BDO Unibank, Inc.	30,300	56,512
BIMB Holdings Bhd	13,100	16,234
BMCE Bank	2,106	49,553
BOC Hong Kong Holdings Ltd.	80,000	251,181
BRE Bank S.A.	335	45,160
BS Financial Group, Inc.	4,260	60,861
Capitec Bank Holdings Ltd.	537	9,762
Chang Hwa Commercial Bank	81,000	46,461
China Banking Corp.	9,581	13,634
China Citic Bank Corp. Ltd., Class H	164,000	75,917
China Construction Bank Corp., Class H	1,676,000	1,251,270
China Development Financial Holding Corp.	295,000	83,621
China Merchants Bank Co. Ltd., Class H	88,500	148,806
China Minsheng Banking Corp. Ltd., Class H	116,500	117,772

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Chongqing Rural Commercial Bank, Class H	78,000	$31,883
CIMB Group Holdings Bhd	111,200	269,773
Commercial International Bank Egypt SAE	15,177	75,994
Corpbanca S.A.	2,021,130	20,005
Credicorp Ltd.	1,500	178,185
Credit Immobilier et Hotelier	1,785	48,788
CTBC Financial Holding Co. Ltd.	261,168	172,448
DGB Financial Group, Inc.	2,760	41,397
E.Sun Financial Holding Co. Ltd.	79,000	52,690
Entie Commercial Bank	8,000	4,162
Faisal Islamic Bank of Egypt	5,638	38,620
Far Eastern International Bank	21,000	8,754
First Financial Holding Co. Ltd.	119,000	73,813
Getin Holding S.A.	28,862	28,473
Getin Noble Bank S.A.*	16,961	10,855
Grupo Aval Acciones y Valores	3,748	2,759
Grupo Financiero Banorte SAB de CV, Class O	50,000	316,189
Grupo Financiero Inbursa SAB de CV, Class O	41,600	97,091
Grupo Financiero Santander Mexico SAB de CV, Class B	36,700	105,932
Hana Financial Group, Inc.	6,610	211,817
HDFC Bank Ltd. (ADR)	17,974	591,345
Hong Leong Bank Bhd	7,800	33,181
Hong Leong Financial Group Bhd	2,600	11,205
Hua Nan Financial Holdings Co. Ltd.	77,000	44,808
ICICI Bank Ltd. (ADR)	7,614	249,587

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Industrial & Commercial Bank of China Ltd., Class H	1,507,000	$991,019
Industrial Bank of Korea	5,080	51,549
Industrial Bank of Taiwan	108,000	24,455
ING Bank Slaski S.A.*	331	10,235
Itausa - Investimentos Itau S.A.	8,331	48,162
Kasikornbank PCL	15,800	92,125
KB Financial Group, Inc.	9,210	291,854
Kiatnakin Bank PCL	12,000	16,486
King’s Town Bank	25,000	21,676
Komercni Banka AS	380	73,976
Krung Thai Bank PCL	100,300	56,719
Malayan Banking Bhd	87,500	276,742
Mega Financial Holding Co. Ltd.	180,000	150,368
Metropolitan Bank & Trust	1,600	3,912
Nedbank Group Ltd.	4,307	77,258
OTP Bank PLC	5,775	115,811
Philippine National Bank*	8,550	15,996
Powszechna Kasa Oszczednosci Bank Polski S.A.*	21,081	244,826
Public Bank Bhd	40,800	217,080
RHB Capital Bhd	6,600	16,785
Rizal Commercial Banking Corp.	9,930	12,255
Sberbank of Russia	168,628	486,069
Sberbank of Russia (ADR)	21,830	251,700
Security Bank Corp.	690	2,288
Sekerbank TAS*	66,653	65,540
Shinhan Financial Group Co. Ltd.	10,060	367,145
Siam Commercial Bank PCL	40,800	206,607
SinoPac Financial Holdings Co. Ltd.*	151,000	76,038
Sociedad Matriz Banco de Chile, Class B	119,426	41,517
Standard Bank Group Ltd.	26,028	290,270

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
State Bank of India (GDR)	4,352	$245,888
Ta Chong Bank Ltd.*	61,000	20,749
Taichung Commercial Bank	29,000	10,590
Taishin Financial Holding Co. Ltd.	157,000	73,038
Taiwan Business Bank*	42,000	12,774
Taiwan Cooperative Financial Holding Co Ltd.	81,000	46,326
Thanachart Capital PCL	28,100	30,075
Tisco Financial Group PCL	18,920	22,970
TMB Bank PCL	597,500	44,669
Turkiye Garanti Bankasi AS (ADR)	50,459	200,322
Turkiye Halk Bankasi AS	14,473	108,411
Turkiye Is Bankasi, Class C	34,031	90,051
Turkiye Sinai Kalkinma Bankasi AS	11,061	10,648
Turkiye Vakiflar Bankasi Tao, Class D	17,583	38,290
Union Bank Of Philippines	3,830	11,817
Union Bank Of Taiwan*	23,000	8,821
VTB Bank OJSC	24,182,168	34,117
VTB Bank OJSC (GDR)	32,047	90,565
Woori Finance Holdings Co. Ltd.	8,050	80,613
Yapi ve Kredi Bankasi AS	16,952	36,828

		14,616,568
Commercial Services & Supplies - 0.2%
Blue Label Telecoms Ltd.	81,732	68,046
China Everbright International Ltd.	53,000	48,316
Cleanaway Co. Ltd.	1,000	6,603
Ipek Dogal Enerji Kaynaklari Ve Uretim AS*	5,416	10,791
KEPCO Plant Service & Engineering Co. Ltd.	223	10,858
Multiplus S.A.	1,300	17,644
S-1 Corp.	454	28,086

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Taiwan Secom Co. Ltd.	11,000	$24,798
Taiwan Sogo Shin Kong SEC	24,000	28,493
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,800	42,246

		285,881
Communications Equipment - 0.5%
Accton Technology Corp.	81,000	46,866
Alpha Networks, Inc.	22,000	12,949
BYD Electronic International Co. Ltd.*	66,000	34,637
China Wireless Technologies Ltd.	80,000	25,789
Comba Telecom Systems Holdings Ltd.*	45,500	16,310
Compal Communications, Inc.*	15,000	21,360
CyberTAN Technology, Inc.	16,000	16,861
D-Link Corp.	28,000	15,827
Gemtek Technology Corp.	53,000	55,410
HTC Corp.	17,000	90,424
Netas Telekomunikasyon AS	907	3,315
Senao International Co. Ltd.	1,000	3,352
TCL Communication Technology Holdings Ltd.	47,000	18,787
Unizyx Holding Corp.	30,000	13,706
Wistron NeWeb Corp.	57,000	88,295
Zinwell Corp.	41,000	35,549
ZTE Corp., Class H*	41,000	71,264

		570,701
Computers & Peripherals - 1.2%
Acer, Inc.*	52,000	38,411
Advantech Co. Ltd.	5,000	24,178
ASROCK, Inc.*	4,000	14,340
Asustek Computer, Inc.	16,000	139,796
Catcher Technology Co. Ltd.	13,000	56,359
Chicony Electronics Co. Ltd.	9,090	21,765

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Computers & Peripherals - (continued)
Clevo Co.	13,322	$24,790
CMC Magnetics Corp.*	505,000	88,583
Compal Electronics, Inc.	95,000	65,896
Elitegroup Computer Systems Co. Ltd.	31,000	11,940
Foxconn Technology Co. Ltd.	14,000	34,782
Getac Technology Corp.	60,000	30,114
Gigabyte Technology Co. Ltd.	109,000	98,326
IEI Integration Corp.	18,000	21,430
Inventec Corp.	60,000	45,220
Lenovo Group Ltd.	146,000	133,098
Lite-On Technology Corp.	49,000	83,338
Micro-Star International Co. Ltd.	129,000	76,574
Mitac International Corp.	69,000	23,931
Pegatron Corp.*	33,000	48,752
Primax Electronics Ltd.	28,000	22,924
Qisda Corp.*	92,000	21,384
Quanta Computer, Inc.	58,000	135,007
Ritek Corp.*	198,000	37,769
Simplo Technology Co. Ltd.	7,000	30,814
TPV Technology Ltd.	152,000	29,987
Wistron Corp.*	53,000	50,549

		1,410,057
Construction & Engineering - 2.2%
Aveng Ltd.	80,596	238,228
BES Engineering Corp.	132,000	36,668
Besalco S.A.	25,160	30,519
Budimex S.A.	496	14,896
CH Karnchang PCL	16,900	9,881
China Communications Construction Co. Ltd., Class H	106,000	81,051
China Railway Construction Corp. Ltd., Class H	63,000	64,094
China Railway Group Ltd., Class H	119,000	63,985
China State Construction International Holdings Ltd.	38,000	60,562

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Chung Hsin Electric & Machinery Manufacturing Corp.	8,000	$4,535
Continental Holdings Corp.*	55,000	20,359
Cosco International Holdings Ltd.	110,000	42,693
CTCI Corp.	12,000	21,610
Daelim Industrial Co. Ltd.	727	57,594
Daewoo Engineering & Construction Co. Ltd.*	880	6,047
Dialog Group BHD	19,500	16,771
Doosan Heavy Industries & Construction Co. Ltd.	1,072	43,990
Empresas ICA SAB de CV*	18,000	37,859
Gamuda Bhd	48,600	71,312
Grana y Montero SAA	11,432	47,898
Group Five Ltd./South Africa	20,327	80,822
GS Engineering & Construction Corp.	899	24,407
HKC Holdings Ltd.	135,000	4,265
Hyundai Development Co-Engineering & Construction	940	16,693
Hyundai Engineering & Construction Co. Ltd.	1,704	89,794
IJM Corp. Bhd	32,600	58,186
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	28,300	62,698
Inovisi Infracom Tbk PT*	75,833	10,773
Interchina Holdings Co.*	200,000	15,731
Italian-Thai Development PCL*	44,300	6,652
KEPCO Engineering & Construction Co., Inc.	146	9,409
Larsen & Toubro Ltd. (GDR)	11,421	159,437
Malaysia Marine and Heavy Engineering Holdings Bhd	4,700	6,129
Malaysian Resources Corp. Bhd	140,200	63,099

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Metallurgical Corp of China Ltd., Class H*	656,000	$115,884
Mostotrest	32,672	137,285
Mudajaya Group Bhd	49,700	40,600
Murray & Roberts Holdings Ltd.*	92,385	221,703
Orascom Construction Industries*	2,137	73,257
Promotora y Operadora de Infraestructura SAB de CV*	5,800	60,221
Raubex Group Ltd.	21,630	48,677
Rich Development Co. Ltd.	45,000	23,936
Salfacorp S.A.	20,555	20,186
Samsung Engineering Co. Ltd.	700	49,037
Sino Thai Engineering & Construction PCL	21,671	13,363
Surya Semesta Internusa Tbk PT	294,500	26,935
Taeyoung Engineering & Construction Co. Ltd.	5,930	32,885
Tekfen Holding AS	1,046	3,285
Toyo-Thai Corp. PCL	16,900	17,143
United Integrated Services Co. Ltd.	35,000	34,082
Waskita Karya Persero Tbk PT	248,000	19,063
WCT Holdings Bhd	36,505	27,683
Wijaya Karya Persero Tbk PT	122,000	24,631
Wilson Bayly Holmes-Ovcon Ltd.	10,130	159,577

		2,728,080
Construction Materials - 1.5%
Adana Cimento Sanayii TAS, Class A	4,775	9,980
Akcansa Cimento AS	3,896	21,862
Anhui Conch Cement Co. Ltd., Class H	27,000	79,900
Asia Cement China Holdings Corp.	87,500	38,022
Asia Cement Corp.	51,000	64,034
BBMG Corp., Class H	218,500	137,490
Cementos Argos S.A.	9,708	44,314
Cementos Pacasmayo SAA	18,177	45,565

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Cemex SAB de CV*	248,044	$284,528
Chia Hsin Cement Corp.	31,000	14,732
China National Building Material Co. Ltd., Class H	64,000	57,767
China Resources Cement Holdings Ltd.	24,000	12,997
China Shanshui Cement Group Ltd.	46,000	18,328
Cimsa Cimento Sanayi VE Tica	3,966	22,970
Corp. Moctezuma SAB de CV	5,000	15,546
CSG Holding Co. Ltd., Class B	55,500	42,867
Goldsun Development & Construction Co. Ltd.	84,000	33,195
Grupo Argos S.A.	6,626	73,079
Grupo Cementos de Chihuahua SAB de CV*	6,500	20,757
Hanil Cement Co. Ltd.	852	43,153
Holcim Indonesia Tbk PT	21,500	5,491
Holcim Maroc S.A.	117	19,535
Holcim Philippines, Inc.	10,100	3,149
Huaxin Cement Co. Ltd., Class B	30,500	41,328
Indocement Tunggal Prakarsa Tbk PT	28,000	56,804
Konya Cimento Sanayii AS	54	6,978
Lafarge Malaysia Bhd	9,800	31,237
Magnesita Refratarios S.A.	12,500	37,063
Mardin Cimento Sanayii ve Ticaret AS	8,926	19,851
Misr Beni Suef Cement Co.	2,637	17,781
Nuh Cimento Sanayi AS	5,596	32,698
PPC Ltd.	14,105	41,279
Semen Indonesia Persero Tbk PT	65,000	96,132
Siam Cement PCL	3,000	43,898
Siam City Cement PCL	2,500	34,185
Ssangyong Cement Industrial Co. Ltd.*	4,430	25,395
Suez Cement Co.	100	314
Taiwan Cement Corp.	76,000	92,888

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
TCC International Holdings Ltd.	212,000	$51,392
TPI Polene PCL	40,600	14,398
Union Andina de Cementos SAA	23,115	32,282
Universal Cement Corp.	24,000	13,926
West China Cement Ltd.	542,000	76,177

		1,875,267
Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	6,000	17,109
Compartamos SAB de CV	38,800	69,905
Samsung Card Co. Ltd.	1,310	44,019
Taiwan Acceptance Corp.	11,000	26,595

		157,628
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	106,000	46,745
Anadolu Cam Sanayii AS	27,491	37,080
Cheng Loong Corp.	217,000	95,885
CPMC Holdings Ltd.	33,000	21,488
Great China Metal Industry	9,000	9,785
Greatview Aseptic Packaging Co. Ltd.	31,000	18,667
Lock & Lock Co. Ltd.	1,530	32,413
Nampak Ltd.	13,881	44,686
Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	19,989

		326,738
Distribution/Wholesale - 0.0%†
Berli Jucker PCL	6,400	8,843

Distributors - 0.1%
Dah Chong Hong Holdings Ltd.	23,000	17,409
Dogus Otomotiv Servis ve Ticaret AS	2,752	15,584
Imperial Holdings Ltd.	3,911	81,269
Silver base Group Holdings Ltd.	177,000	34,691
Test-Rite International Co. Ltd.	23,000	18,408

		167,361

	Shares	Value
Common Stocks - (continued)
Diversified Consumer Services - 0.2%
Abril Educacao S.A.	1,400	$21,662
Anhanguera Educacional Participacoes S.A.	8,300	49,837
Estacio Participacoes S.A.	7,600	58,582
Kroton Educacional S.A.	5,200	73,560
Lung Yen Life Service Corp.	5,000	15,424
MegaStudy Co. Ltd.	828	48,202

		267,267
Diversified Financial Services - 1.7%
African Bank Investments Ltd.	16,722	24,553
AMMB Holdings Bhd	45,000	108,616
Ayala Corp.	4,530	62,949
BM&FBovespa S.A.	41,000	221,224
Bolsa Mexicana de Valores SAB de CV	18,200	48,590
Bursa Malaysia Bhd	32,000	76,745
Chailease Holding Co. Ltd.*	20,000	47,888
Corp. Financiera Colombiana S.A.*	2,952	57,630
Corporativo GBM SAB de CV*	80,800	56,606
Far East Horizon Ltd.	50,000	32,558
FirstRand Ltd.	73,055	218,666
Fubon Financial Holding Co. Ltd.	146,000	204,979
Grupo BTG Pactual	3,100	37,418
Grupo de Inversiones Suramericana S.A.	6,381	125,871
Grupo Security S.A.	297,041	106,070
GT Capital Holdings, Inc.	2,350	44,208
Haci Omer Sabanci Holding AS	22,930	114,033
Hankook Tire Worldwide Co. Ltd.	1,640	37,371
Inmuebles Carso SAB de CV*	20,600	18,557
Intercorp Financial Services, Inc.	346	10,034
Invercap S.A.	7,066	34,901
Inversiones La Construccion S.A.	998	12,832
JSE Ltd.	6,431	52,315

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Metro Pacific Investments Corp.	336,600	$41,852
PSG Group Ltd.	1,633	10,530
Remgro Ltd.	9,981	190,369
RMB Holdings Ltd.	20,552	84,205
Warsaw Stock Exchange	2,646	30,399

		2,111,969
Diversified Telecommunication Services - 1.5%
Asia Pacific Telecom Co. Ltd.	46,899	22,897
China Communications Services Corp. Ltd., Class H	64,000	41,592
China Telecom Corp. Ltd., Class H	316,000	157,687
China Unicom Hong Kong Ltd.	102,000	149,672
Chunghwa Telecom Co. Ltd.	84,000	268,641
CITIC Telecom International Holdings Ltd.	75,625	23,306
Jasmine International PCL	74,700	19,809
KT Corp.	510	16,524
LG Uplus Corp.*	5,330	64,999
Magyar Telekom Telecommunications PLC	7,627	10,433
Maroc Telecom S.A.	1,987	22,125
Netia S.A.*	15,985	22,706
Oi S.A.	4,400	8,787
Rostelecom OJSC	12,175	40,803
Rostelecom OJSC (ADR)	3,648	74,273
SK Broadband Co. Ltd.*	2,669	12,710
Tata Communications Ltd. (ADR)	31,457	144,702
Telecom Egypt Co.	12,996	24,971
Telefonica Brasil S.A.	500	9,517
Telefonica Czech Republic AS	2,657	39,733
Telekom Malaysia Bhd	24,400	39,639
Telekomunikacja Polska S.A.	17,307	41,064

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Telekomunikasi Indonesia Persero Tbk PT	222,000	$257,047
Telkom SA SOC Ltd.*	52,352	102,387
Thaicom PCL	24,200	23,775
Time dotCom Bhd*	35,200	40,582
True Corp. PCL*	102,000	25,581
Turk Telekomunikasyon AS	9,427	33,875
XL Axiata Tbk PT	56,000	24,520

		1,764,357
Electric Utilities - 1.2%
Celsia S.A. ESP	9,615	28,059
Centrais Eletricas Brasileiras S.A.	4,900	9,936
CEZ AS	4,114	97,792
Cia Energetica de Minas Gerais	1,577	14,469
Cia General de Electricidad S.A.	4,070	24,490
Cia Paranaense de Energia	200	1,935
CPFL Energia S.A.	7,700	71,257
E.CL S.A.	6,984	10,776
EDP - Energias do Brasil S.A.	7,700	39,490
Enea S.A.	3,561	15,030
Enel OGK-5 OJSC*	887,771	35,199
Enersis S.A.	393,697	118,319
Equatorial Energia S.A.	4,529	37,033
Federal Grid Co. Unified Energy System JSC*	6,087,255	20,507
First Philippine Holdings Corp.	41,810	82,792
Inter Rao UES OJSC*	48,959,626	18,317
Interconexion Electrica SA ESP	9,351	39,674
Interregional Distribution Grid Co. Centre JSC	3,120,332	35,154
Interregional Distribution Network Co. Center and Privolzhya OJSC	7,836,306	28,575
Isagen SA ESP*	8,919	12,802

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Korea Electric Power Corp.*	5,750	$146,639
Light S.A.	700	5,426
Luz del Sur SAA	4,250	14,124
Manila Electric Co.	4,340	28,640
Moscow United Electric Grid Co. JSC	346,918	12,919
Mosenergo OAO	1,479,289	50,463
PGE S.A.	17,352	81,962
RusHydro JSC	1,093,126	18,906
RusHydro JSC (ADR)	29,268	49,609
Russian Grids OAO*	521,569	17,192
Tauron Polska Energia S.A.	30,280	41,594
Tenaga Nasional Bhd	63,100	172,922
TGK-1 OAO	175,209,611	32,738
Transmissora Alianca de Energia Eletrica S.A.	4,400	44,187
Volga Territorial Generating Co.*	178,894	9,174

		1,468,101
Electrical Equipment - 0.7%
AcBel Polytech, Inc.	16,000	14,140
China Electric Manufacturing Corp.	32,000	15,740
China High Speed Transmission Equipment Group Co. Ltd.*	205,000	92,517
Dongfang Electric Corp. Ltd., Class H	86,400	120,097
Dynapack International Technology Corp.	7,000	19,819
ElSwedy Electric Co.	19,388	59,577
Harbin Electric Co. Ltd., Class H	160,000	98,409
LS Corp.	626	40,176
LS Industrial Systems Co. Ltd.	576	34,403
Shanghai Electric Group Co. Ltd., Class H	608,000	204,617
Shihlin Electric & Engineering Corp.	26,000	30,520
Silitech Technology Corp.	7,070	10,622
Taihan Electric Wire Co. Ltd.*	10,013	23,575

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Teco Electric and Machinery Co. Ltd.	33,000	$35,986
Walsin Lihwa Corp.*	76,000	22,253
Zhuzhou CSR Times Electric Co. Ltd., Class H	29,000	76,844

		899,295
Electronic Equipment, Instruments & Components - 3.1%
3S Korea Co. Ltd.*	2,265	12,440
Acme Electronics Corp.	5,000	6,953
Anxin-China Holdings Ltd.	448,000	136,329
AU Optronics Corp.*	176,000	62,215
Aurora Corp./Taiwan	10,000	19,609
AV Tech Corp./Taiwan	6,000	17,808
CalComp Electronics Thailand PCL	298,800	26,921
Cando Corp./Taiwan*	47,734	18,386
Career Technology MFG. Co. Ltd.	22,000	21,019
Cheng Uei Precision Industry Co. Ltd.	6,000	12,165
Chimei Materials Technology Corp.	23,000	25,810
Chin-Poon Industrial Co.	79,000	150,168
Chroma ATE, Inc.	13,000	27,182
Chunghwa Picture Tubes Ltd.*	788,000	40,994
Compeq Manufacturing Co.	76,000	34,722
Coretronic Corp.	130,000	112,501
Daeduck Electronics Co.	7,560	63,257
DataTec Ltd.	13,136	75,044
Delta Electronics Thailand PCL	13,300	19,015
Delta Electronics, Inc.	41,000	198,940
E Ink Holdings, Inc.	19,000	10,772
Elite Material Co. Ltd.	68,000	61,454
Erajaya Swasembada Tbk PT	97,500	16,507
Everlight Electronics Co. Ltd.	30,000	47,271
FLEXium Interconnect, Inc.	14,000	51,356
G Tech Optoelectronics Corp.	10,000	19,209

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Hana Microelectronics PCL	29,400	$19,068
HannStar Display Corp.*	65,000	25,903
HannsTouch Solution, Inc.*	36,000	12,426
Hi Sun Technology China Ltd.*	108,000	20,192
Hollysys Automation Technologies Ltd.*	2,900	39,382
Holy Stone Enterprise Co. Ltd.	60,000	62,028
Hon Hai Precision Industry Co. Ltd.	230,000	596,735
Iljin Materials Co. Ltd.*	570	8,017
Innolux Corp.*	133,000	58,990
Interflex Co. Ltd.*	416	15,997
ITEQ Corp.	62,000	67,817
Ju Teng International Holdings Ltd.	152,000	73,890
Kingboard Chemical Holdings Ltd.	18,400	40,476
Kingboard Laminates Holdings Ltd.	188,500	75,348
Korea Circuit Co. Ltd.*	2,300	31,017
Largan Precision Co. Ltd.	2,000	69,365
LG Display Co. Ltd.*	5,290	131,140
LG Innotek Co. Ltd.*	168	13,683
Lotes Co. Ltd.	9,000	23,681
MIN AIK Technology Co. Ltd.	10,000	28,313
Nan Ya Printed Circuit Board Corp.*	3,000	3,752
Pan-International Industrial	20,000	16,241
Partron Co. Ltd.	1,098	16,175
Samart Corp. PCL	30,300	18,296
Samsung Electro-Mechanics Co. Ltd.	1,354	97,384
Samsung SDI Co. Ltd.	752	109,109
Sunny Optical Technology Group Co. Ltd.	30,000	30,018
Synnex Technology International Corp.	31,000	38,974
Taiflex Scientific Co. Ltd.	9,000	12,936

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Taiwan PCB Techvest Co. Ltd.	54,662	$65,988
Test Research, Inc.	40,280	53,865
Tong Hsing Electronic Industries Ltd.	4,000	19,475
TPK Holding Co. Ltd.	6,000	70,532
Tripod Technology Corp.	7,000	14,590
TXC Corp.	16,000	21,476
Unimicron Technology Corp.	31,000	28,481
Wah Lee Industrial Corp.	46,000	63,509
Wasion Group Holdings Ltd.	82,000	53,607
Wintek Corp.*	33,000	13,426
WPG Holdings Ltd.	29,000	36,121
WT Microelectronics Co. Ltd.	54,000	58,616
Yageo Corp.*	434,000	145,455
Young Fast Optoelectronics Co. Ltd.	7,000	10,131
Zhen Ding Technology Holding Ltd.	3,150	7,101

		3,706,773
Energy Equipment & Services - 0.2%
Anton Oilfield Services Group/Hong Kong	24,000	14,947
Bumi Armada Bhd	19,800	24,109
China Oilfield Services Ltd., Class H	34,000	76,546
Maridive & Oil Services SAE*	10,086	10,489
OSX Brasil S.A.*	13,400	7,512
Sapurakencana Petroleum Bhd*	85,400	101,617
TMK OAO	4,316	11,170
TMK OAO (GDR)	1,530	20,655
Wah Seong Corp. Bhd	27,447	16,160

		283,205
Food & Staples Retailing - 2.1%
Almacenes Exito S.A.	5,151	84,646
Big C Supercenter PCL	7,600	47,105
BIM Birlesik Magazalar AS	5,106	116,975

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Bizim Toptan Satis Magazalari AS	2,100	$31,352
Brasil Pharma S.A.*	7,500	32,617
Cencosud S.A.	26,315	119,254
China Resources Enterprise Ltd.	28,000	86,469
Clicks Group Ltd.	7,055	40,867
Controladora Comercial Mexicana SAB de CV	27,800	117,093
Corporativo Fragua SAB de CV	2,560	44,886
CP ALL PCL	118,100	132,061
DIXY Group OJSC*	3,508	50,186
Dongsuh Co., Inc.	639	16,353
E-Mart Co. Ltd.	550	103,545
Emperia Holding S.A.	1,407	28,323
Eurocash S.A.	1,620	30,092
Grupo Comercial Chedraui SA de CV	9,800	31,632
Magnit OJSC	1,213	294,649
Massmart Holdings Ltd.	3,235	54,683
Migros Ticaret AS*	852	8,992
Organizacion Soriana SAB de CV, Class B	4,100	13,678
Pick n Pay Stores Ltd.	8,177	31,176
Pick’n Pay Holdings Ltd.	16,881	29,812
President Chain Store Corp.	12,000	89,440
Puregold Price Club, Inc.	21,000	19,801
Raia Drogasil S.A.	5,200	43,612
Shoprite Holdings Ltd.	10,607	178,609
Siam Makro PCL	2,800	69,419
The Spar Group Ltd.	5,978	69,238
Sumber Alfaria Trijaya Tbk PT	365,000	22,729
Sun Art Retail Group Ltd.	50,000	69,500
Taiwan TEA Corp.*	149,000	94,409
Wal-Mart de Mexico SAB de CV	120,200	327,371
Wumart Stores, Inc., Class H	35,000	65,439

		2,596,013
Food Products - 3.3%
Alicorp S.A.A.	9,141	28,184

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Asian Citrus Holdings Ltd.	155,263	$50,314
AVI Ltd.	6,810	39,475
Binggrae Co. Ltd.	192	18,031
BIOSEV S.A.*	5,100	27,250
Biostime International Holdings Ltd.	4,000	19,316
BRF S.A.	15,200	323,931
Charoen Pokphand Foods PCL	87,800	78,543
Charoen Pokphand Indonesia Tbk PT	189,500	79,285
Cherkizovo Group OJSC*	4,170	63,804
China Agri-Industries Holdings Ltd.	59,705	27,715
China Foods Ltd.	74,000	29,102
China Huiyuan Juice Group Ltd.*	44,000	18,155
China Mengniu Dairy Co. Ltd.	28,000	112,103
China Modern Dairy Holdings Ltd.*	64,000	19,311
China Ocean Resources Co. Ltd.*	6,840	15,921
China Yurun Food Group Ltd.*	258,000	180,642
CJ CheilJedang Corp.	206	51,985
Daesang Corp.	590	18,513
Dongwon F&B Co. Ltd.	283	33,630
Dongwon Industries Co. Ltd.	58	17,812
Dutch Lady Milk Industries BHD	2,000	28,409
Felda Global Ventures Holdings Bhd	25,300	34,316
Genting Plantations Bhd	4,200	12,766
Global Bio-Chem Technology Group Co. Ltd.*	380,000	32,339
Great Wall Enterprise Co. Ltd.	91,000	81,937
Gruma SAB de CV, Class B*	4,800	25,308
Grupo Bimbo SAB de CV	40,300	135,668
Grupo Herdez SAB de CV	6,800	21,763
Grupo Nutresa S.A.	4,022	54,123

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Hap Seng Plantations Holdings Bhd	22,200	$18,409
IJM Plantations Bhd	16,500	15,259
Illovo Sugar Ltd.	11,706	38,381
Indofood CBP Sukses Makmur Tbk PT	23,500	25,609
Indofood Sukses Makmur Tbk PT	116,500	73,680
Industrias Bachoco SAB de CV	8,800	29,275
IOI Corp. Bhd	70,300	118,322
Japfa Comfeed Indonesia Tbk PT	140,500	16,678
JBS S.A.	200	568
Juhayna Food Industries	8,202	11,460
Kernel Holding S.A.*	1,000	15,647
Khon Kaen Sugar Industry PCL	102,200	41,794
Kuala Lumpur Kepong Bhd	11,600	75,808
Kulim Malaysia BHD	10,300	11,303
Lien Hwa Industrial Corp.*	47,000	31,112
Lotte Confectionery Co. Ltd.	17	24,000
Lotte Food Co. Ltd.	40	21,292
M Dias Branco S.A.	1,000	40,314
Maeil Dairy Industry Co. Ltd.	525	17,758
Marfrig Alimentos S.A.*	7,800	24,903
Mayora Indah Tbk PT	11,500	35,806
MSM Malaysia Holdings Bhd	11,800	18,297
Namchow Chemical Industrial Ltd.	11,000	14,196
Namyang Dairy Products Co. Ltd.	43	33,644
Nestle Malaysia Bhd	1,200	25,028
NongShim Co. Ltd.	52	12,058
Oceana Group Ltd.	2,795	27,275
Orion Corp.	78	70,819
Ottogi Corp.	40	14,011
People’s Food Holdings Ltd.	38,000	31,320
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	598,000	65,168

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Pioneer Foods Ltd.	3,968	$32,031
PPB Group Bhd	12,500	57,414
PT Astra Agro Lestari, Tbk	9,000	13,617
QL Resources Bhd	25,400	27,013
Rainbow Chicken Ltd.	9,823	16,852
Salim Ivomas Pratama Tbk PT	716,000	48,070
Samyang Holdings Corp.	608	46,327
Sao Martinho S.A.*	2,900	31,054
Sarawak Oil Palms Bhd	9,200	15,825
Shenguan Holdings Group Ltd.	34,000	14,467
Silla Co. Ltd.	1,530	39,427
SLC Agricola S.A.	3,400	27,980
Standard Foods Corp.	5,750	17,392
Tenfu Cayman Holdings Co. Ltd.	57,000	28,370
Tereos Internacional S.A.	52,900	63,713
Thai Union Frozen Products PCL	13,600	24,441
Thai Vegetable Oil PCL	24,700	14,757
Tiger Brands Ltd.	3,557	110,559
Tingyi Cayman Islands Holding Corp.	42,000	103,871
Tongaat Hulett Ltd.	4,004	50,912
TSH Resources Bhd	20,700	14,421
Ulker Biskuvi Sanayi AS	1,236	8,336
Ultrajaya Milk Industry & Trading Co. Tbk PT*	98,500	45,045
Uni-President China Holdings Ltd.	20,000	18,233
Uni-President Enterprises Corp.	94,000	191,846
United Plantations BHD	2,500	20,068
Universal Robina Corp.	18,960	54,265
Want Want China Holdings Ltd.	132,000	178,715
Wei Chuan Foods Corp.	14,000	25,912
Yashili International Holdings Ltd.	53,000	23,782

		4,043,560
Gas Utilities - 0.6%
Aygaz AS	2,804	12,790

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
China Gas Holdings Ltd.	66,000	$74,635
China Oil and Gas Group Ltd.	200,000	36,104
China Resources Gas Group Ltd.	20,000	49,978
E1 Corp.	371	24,999
ENN Energy Holdings Ltd.	16,000	88,610
Gas Malaysia Bhd	23,900	24,681
Gasco S.A.	1,133	12,864
Great Taipei Gas Co. Ltd.	31,000	22,640
Infraestructura Energetica Nova SAB de CV*	6,200	24,433
Korea District Heating Corp.	143	11,901
Korea Gas Corp.	382	21,218
Perusahaan Gas Negara Persero Tbk PT	226,500	130,027
Petronas Gas BHD	11,000	70,666
Samchully Co. Ltd.	435	48,595
Towngas China Co. Ltd.	20,000	19,419

		673,560
Health Care Equipment & Supplies - 0.1%
Chabio & Diostech Co. Ltd.*	4,105	38,184
Golden Meditech Holdings Ltd.	116,000	14,210
Hartalega Holdings Bhd	4,700	9,417
Microport Scientific Corp.	22,000	17,673
Pihsiang Machinery Manufacturing Co. Ltd.*	16,000	13,660
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	34,026
St Shine Optical Co. Ltd.*	1,000	27,979
Top Glove Corp. Bhd	10,100	18,338

		173,487
Health Care Providers & Services - 0.6%
Bangkok Chain Hospital PCL	84,700	18,672
Bangkok Dusit Medical Services PCL	10,300	48,209
Banmedica S.A.	9,029	17,524

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Bumrungrad Hospital PCL	12,200	$31,669
Cruz Blanca Salud S.A.	30,051	20,121
Diagnosticos da America S.A.	5,200	27,625
Fleury S.A.	4,500	37,879
IHH Healthcare Bhd*	61,400	75,709
KPJ Healthcare Bhd	21,400	43,539
Life Healthcare Group Holdings Ltd.	25,878	94,014
Mediclinic International Ltd.	9,788	68,146
Netcare Ltd.	27,354	64,595
Odontoprev S.A.	7,600	31,288
Qualicorp S.A.*	5,400	39,235
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	35,066	34,480
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	18,300	38,038
Sinopharm Group Co. Ltd., Class H	21,600	59,046

		749,789
Hotels, Restaurants & Leisure - 0.9%
Ajisen China Holdings Ltd.	28,000	24,551
Alsea SAB de CV	10,900	29,644
The Ambassador Hotel	24,000	22,330
AmRest Holdings SE*	899	24,698
Berjaya Sports Toto Bhd	9,666	12,455
Bloomberry Resorts Corp.*	77,200	21,153
Central Plaza Hotel PCL	28,100	27,157
China Travel International Inv HK	236,000	43,212
Famous Brands Ltd.	3,468	34,123
Formosa International Hotels Corp.	1,000	12,839
Genting Bhd	42,700	129,390
Genting Malaysia Bhd	66,200	84,893
Gourmet Master Co. Ltd.	1,000	5,819
Grand Korea Leisure Co. Ltd.	590	16,806
Hana Tour Service, Inc.	610	41,755
Hotel Shilla Co. Ltd.	815	48,243

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
International Meal Co. Holdings S.A.*	3,900	$30,711
Jollibee Foods Corp.	9,690	34,583
Kangwon Land, Inc.	2,250	57,280
Magnum Bhd	12,300	14,636
MGM China Holdings Ltd.	24,000	69,165
Minor International PCL	40,600	29,834
Orbis S.A.	1,130	12,167
Paradise Co. Ltd.	908	18,226
REXLot Holdings Ltd.	1,625,000	104,767
Sun International Ltd./South Africa	8,508	84,056
Tsogo Sun Holdings Ltd.	1,488	3,904
Wowprime Corp.*	1,100	15,132

		1,053,529
Household Durables - 1.3%
AmTRAN Technology Co. Ltd.	145,000	101,546
Arcelik AS	4,176	27,733
Brookfield Incorporacoes S.A.*	55,000	40,468
Consorcio ARA SAB de CV*	147,800	55,976
Corp. GEO SAB de CV*	93,100	10,955
Coway Co. Ltd.	1,250	66,760
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,400	45,492
Desarrolladora Homex SAB de CV*	42,800	12,541
Direcional Engenharia S.A.	18,300	108,199
Even Construtora e Incorporadora S.A.	37,600	139,808
Ez Tec Empreendimentos e Participacoes S.A.	700	8,385
Gafisa S.A.*	78,600	96,043
Haier Electronics Group Co. Ltd.	18,000	32,447
Hanssem Co. Ltd.	770	25,908
Helbor Empreendimentos S.A.	7,610	28,363
LG Electronics, Inc.	2,326	150,936
MRV Engenharia e Participacoes S.A.	6,200	17,840

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
PDG Realty SA Empreendimentos e Participacoes*	92,800	$76,002
PIK Group*	41,500	89,941
PIK Group (GDR)*	13,669	29,607
Rossi Residencial S.A.*	50,100	58,804
Sanyo Electric Taiwan Co. Ltd.	7,000	8,077
Skyworth Digital Holdings Ltd.	29,812	15,222
Steinhoff International Holdings Ltd.*	26,709	70,618
Tatung Co. Ltd.*	360,000	91,121
TCL Multimedia Technology Holdings Ltd.	78,000	44,253
Tecnisa S.A.*	23,900	96,195
Welling Holding Ltd.	180,000	37,600

		1,586,840
Household Products - 0.4%
Kimberly-Clark de Mexico SAB de CV, Class A	34,900	114,225
LG Household & Health Care Ltd.	209	110,135
NVC Lighting Holdings Ltd.	265,000	70,048
Unilever Indonesia Tbk PT	34,500	106,748
Vinda International Holdings Ltd.	33,000	32,722

		433,878
Independent Power Producers & Energy Traders - 1.0%
Aboitiz Power Corp.	64,400	51,826
AES Gener S.A.	79,917	51,960
AES Tiete S.A.	1,300	11,968
Akenerji Elektrik Uretim AS*	46,194	31,391
China Datang Corp. Renewable Power Co. Ltd., Class H	73,000	16,849
China Longyuan Power Group Corp., Class H	68,000	71,636
China Power International Development Ltd.	86,000	36,151

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power Producers & Energy Traders - (continued)
China Power New Energy Development Co. Ltd.*	440,000	$23,545
China Resources Power Holdings Co. Ltd.	44,000	102,463
Colbun S.A.	224,671	57,776
Datang International Power Generation Co. Ltd., Class H	104,000	46,935
E.ON Russia JSC	249,000	20,052
Edegel SAA	22,666	18,587
Electricity Generating PCL	7,900	34,326
Empresa Nacional de Electricidad S.A./Chile	78,677	103,528
Energy Development Corp.	188,400	26,202
First Gen Corp.	49,900	21,141
Glow Energy PCL	12,300	26,919
Huadian Power International Corp. Ltd., Class H	264,000	122,548
Huaneng Power International, Inc., Class H	86,000	89,822
Huaneng Renewables Corp. Ltd., Class H	172,000	60,990
Minera Valparaiso S.A.	360	11,004
MPX Energia S.A.*	2,800	8,486
Ratchaburi Electricity Generating Holding PCL	22,500	36,661
Taiwan Cogeneration Corp.	53,000	34,289
Tractebel Energia S.A.	4,600	72,768
Zhejiang Southeast Electric Power Co., Class B*	19,900	15,462

		1,205,285
Industrial Conglomerates - 1.7%
Aboitiz Equity Ventures, Inc.	37,500	43,432
Akfen Holding AS	7,689	16,942
Alarko Holding AS	13,003	38,023
Alfa SAB de CV, Class A	62,200	158,935
Alliance Global Group, Inc.*	61,800	37,353

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Allied Electronics Corp. Ltd.	6,251	$12,150
Antarchile S.A.	2,788	39,500
Beijing Enterprises Holdings Ltd.	12,500	83,571
Berjaya Corp. Bhd	569,100	101,750
Berli Jucker PCL	200	276
Bidvest Group Ltd.	6,483	159,627
Boustead Holdings Bhd	21,500	34,795
Citic Pacific Ltd.	33,000	35,828
CJ Corp.	306	31,188
DMCI Holdings, Inc.	19,270	23,605
Dogan Sirketler Grubu Holding AS*	10,842	5,303
Doosan Corp.	127	16,109
Enka Insaat ve Sanayi AS	5,788	15,971
Far Eastern New Century Corp.	58,000	65,473
Grupo Carso SAB de CV	12,900	63,925
Grupo KUO SAB De CV*	18,700	39,214
HAP Seng Consolidated Bhd	151,200	92,286
Hosken Consolidated Investments Ltd.	2,125	28,508
JG Summit Holdings, Inc.	63,300	61,216
KAP Industrial Holdings Ltd.	119,377	38,551
KOC Holding AS	13,183	57,959
LG Corp.	2,252	130,899
MMC Corp. Bhd	19,700	16,336
Quinenco S.A.	4,676	11,581
Reunert Ltd.	3,887	26,277
Samsung Techwin Co. Ltd.	952	59,658
San Miguel Corp.	8,160	16,158
Shanghai Industrial Holdings Ltd.	14,000	43,505
Sigdo Koppers S.A.	10,813	18,678
Sime Darby Bhd	57,500	168,033
SK Holdings Co. Ltd.	577	90,652
SM Investments Corp.	5,650	123,590
Tianjin Development Hldgs Ltd.*	54,000	30,289

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Turkiye Sise ve Cam Fabrikalari AS	7,968	$11,404
Yazicilar Holding AS, Class A	823	9,470

		2,058,020
Insurance - 2.7%
Anadolu Hayat Emeklilik AS	2,566	4,888
Bangkok Insurance PCL	700	8,789
Bangkok Life Assurance PCL	3,300	6,220
BB Seguridade Participacoes S.A.*	16,600	134,062
Brasil Insurance Participacoes e Administracao S.A.	3,300	31,955
Cathay Financial Holding Co. Ltd.	152,000	221,006
China Life Insurance Co. Ltd.	51,000	52,298
China Life Insurance Co. Ltd., Class H	171,000	410,117
China Pacific Insurance Group Co. Ltd., Class H	66,600	222,849
China Taiping Insurance Holdings Co. Ltd.*	17,000	23,630
Discovery Ltd.	5,882	52,978
Dongbu Insurance Co. Ltd.	1,050	44,442
Hanwha Life Insurance Co. Ltd.	2,440	14,639
Hyundai Marine & Fire Insurance Co. Ltd.	1,520	41,673
Korean Reinsurance Co.	1,290	12,746
Liberty Holdings Ltd.	2,064	25,536
LIG Insurance Co. Ltd.	1,290	28,362
Long Bon International Co. Ltd.	23,000	15,340
LPI Capital Bhd	8,200	38,270
Mercuries Life Insurance Co. Ltd.*	83,000	50,376
Meritz Fire & Marine Insurance Co. Ltd.	1,700	21,109
MMI Holdings Ltd./South Africa	23,965	51,997
New China Life Insurance Co. Ltd., Class H	13,300	35,757
Panin Financial Tbk PT*	2,746,500	49,973

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
People’s Insurance Co. Group of China Ltd., Class H	219,000	$98,270
PICC Property & Casualty Co. Ltd., Class H	81,940	91,287
Ping An Insurance Group Co. of China Ltd., Class H	41,500	268,627
Porto Seguro S.A.	2,800	31,381
Powszechny Zaklad Ubezpieczen S.A.	1,244	176,164
RMI Holdings	14,004	38,157
Samsung Fire & Marine Insurance Co. Ltd.	782	167,060
Samsung Life Insurance Co. Ltd.	1,344	128,607
Sanlam Ltd.	37,455	179,654
Santam Ltd.	665	12,416
Shin Kong Financial Holding Co. Ltd.*	151,000	51,111
Sinar Mas Multiartha Tbk PT	77,000	28,002
Sul America S.A.	30,139	182,157
Taiwan Life Insurance Co. Ltd.*	65,000	49,531
Thai Reinsurance PCL*	215,500	32,772
Tongyang Life Insurance	8,260	83,819
Yapi Kredi Sigorta AS*	1,972	18,731

		3,236,758
Internet & Catalog Retail - 0.1%
B2W Cia Digital*	3,600	16,902
CJ O Shopping Co. Ltd.	51	16,615
GS Home Shopping, Inc.	85	18,779
Hyundai Home Shopping Network Corp.	35	5,281
Interpark Corp.	1,875	14,821
OfficeMate PCL	18,100	25,588

		97,986
Internet Software & Services - 1.3%
Ahnlab, Inc.	255	11,735
Daou Technology, Inc.	3,220	47,723
Daum Communications Corp.	430	33,568
NHN Corp.^	931	243,228
PChome Online, Inc.	4,000	22,810

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
SINA Corp./China*	1,600	$110,352
SK Communications Co. Ltd.*	1,014	5,686
Sohu.com, Inc.*	800	49,976
Tencent Holdings Ltd.	23,500	1,066,013

		1,591,091
IT Services - 0.5%
Cielo S.A.	7,740	190,644
Infosys Ltd. (ADR)	5,236	260,125
Posco ICT Co. Ltd.	2,226	19,061
SK C&C Co. Ltd.	503	45,445
Sonda S.A.	7,987	20,756
Systex Corp.*	12,000	14,407
Travelsky Technology Ltd., Class H	33,000	25,744

		576,182
Leisure Equipment & Products - 0.2%
Ability Enterprise Co. Ltd.	30,000	24,111
Asia Optical Co., Inc.*	38,000	41,692
Genius Electronic Optical Co. Ltd.	3,178	16,798
Giant Manufacturing Co. Ltd.	7,000	52,991
Johnson Health Tech Co. Ltd.	6,000	20,609
Merida Industry Co. Ltd.	4,000	26,679
Topkey Corp.*	9,100	55,929
Young Optics, Inc.	6,000	13,746

		252,555
Machinery - 1.2%
Airtac International Group	4,280	24,264
China International Marine Containers Group Co. Ltd., Class H	8,000	12,997
China National Materials Co. Ltd., Class H	210,000	43,054
CIMC Enric Holdings Ltd.	14,000	17,745
CSBC Corp. Taiwan	55,000	33,107
CSR Corp. Ltd., Class H	157,000	104,662
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,050	54,105

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Doosan Engine Co. Ltd.*	6,610	$47,659
Doosan Infracore Co. Ltd.*	2,530	27,813
Famur S.A.*	13,030	22,292
Haitian International Holdings Ltd.	9,000	15,202
Hanjin Heavy Industries & Construction Co. Ltd.*	10,044	110,862
Hiwin Technologies Corp.	3,000	18,758
Hyundai Heavy Industries Co. Ltd.	926	173,096
Hyundai Mipo Dockyard	222	26,282
Iochpe-Maxion S.A.	4,400	48,773
King Slide Works Co. Ltd.	3,000	26,812
Kopex S.A.	2,360	7,648
Lonking Holdings Ltd.*	356,000	72,069
Marcopolo S.A.	2,000	10,765
Otokar Otomotiv Ve Savunma Sanayi A.S.	679	22,372
Posco Plantec Co. Ltd.*	260	2,305
Rechi Precision Co. Ltd.	11,330	9,824
Samsung Heavy Industries Co. Ltd.	3,590	127,664
Sany Heavy Equipment International Holdings Co. Ltd.	86,000	25,283
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	79,500	28,779
Shin Zu Shing Co. Ltd.	28,000	63,028
Sinotruk Hong Kong Ltd.	11,000	5,447
STX Offshore & Shipbuilding Co. Ltd.*	10,580	51,326
Taewoong Co. Ltd.*	286	5,728
TK Corp.*	799	17,852
Turk Traktor ve Ziraat Makineleri AS	125	3,893
United Tractors Tbk PT	37,500	61,299
WEG S.A.	4,500	54,986
Weichai Power Co. Ltd., Class H	9,000	29,825
Yungtay Engineering Co. Ltd.	6,000	14,507

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	26,200	$18,783

		1,440,866
Marine - 0.7%
China COSCO Holdings Co. Ltd., Class H*	215,000	88,713
China Shipping Container Lines Co. Ltd., Class H*	226,000	54,785
China Shipping Development Co. Ltd., Class H*	72,000	31,380
Chinese Maritime Transport Ltd.	8,000	8,537
Cia Sud Americana de Vapores S.A.*	448,468	23,936
Evergreen Marine Corp. Taiwan Ltd.*	23,000	12,886
First Steamship Co. Ltd.	28,034	18,651
Grindrod Ltd.	27,306	63,131
Hanjin Shipping Co. Ltd.*	19,240	138,208
Hyundai Merchant Marine Co. Ltd.*	1,498	21,468
Malaysian Bulk Carriers Bhd	25,400	14,563
MISC Bhd*	24,600	41,253
Precious Shipping PCL	15,700	8,276
Shih Wei Navigation Co. Ltd.	6,484	4,465
Sincere Navigation Corp.	13,000	11,402
Sinotrans Shipping Ltd.	127,000	30,459
STX Pan Ocean Co. Ltd.*	19,000	40,506
Taiwan Navigation Co. Ltd.	26,000	20,029
Thoresen Thai Agencies PCL*	22,780	11,135
Trada Maritime Tbk PT*	173,000	22,893
Trencor Ltd.	9,819	65,399
U-Ming Marine Transport Corp.	7,000	10,598
Wan Hai Lines Ltd.	13,000	6,958
Wisdom Marine Lines Co. Ltd.	35,000	45,871

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Yang Ming Marine Transport Corp.*	5,000	$2,126

		797,628
Media - 1.4%
Astro Malaysia Holdings Bhd	26,600	24,599
BEC World PCL	25,300	49,711
Bhakti Investama Tbk PT	526,500	22,540
Caxton and CTP Publishers and Printers Ltd.	23,218	41,004
Central European Media Enterprises Ltd., Class A*	2,679	9,001
Cheil Worldwide, Inc.*	2,030	46,530
CJ CGV Co. Ltd.	398	17,005
Cyfrowy Polsat S.A.*	3,780	25,018
Daekyo Co. Ltd.	2,380	15,698
Dogan Yayin Holding AS*	39,184	14,121
Elang Mahkota Teknologi Tbk PT	50,000	28,825
Global Mediacom Tbk PT*	136,000	30,435
Grupo Televisa SAB	57,200	307,875
KT Skylife Co. Ltd.	520	14,742
Major Cineplex Group PCL	20,200	13,617
MCOT PCL	4,000	5,240
Media Nusantara Citra Tbk PT*	82,500	24,884
Media Prima Bhd	57,800	48,464
Naspers Ltd., Class N	9,096	758,119
Phoenix Satellite Television Holdings Ltd.	20,000	7,479
SBS Media Holdings Co. Ltd.	3,440	15,525
SM Entertainment Co.*	985	33,099
Smiles S.A.*	2,600	31,884
Star Publications Malaysia Bhd	20,000	16,646
Surya Citra Media Tbk PT	123,549	32,157
TV Azteca SAB de CV	83,100	38,854
TVN S.A.	7,514	25,335
VGI Global Media PCL	1,620	6,030

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
VODone Ltd.*	224,000	$18,196
YG Entertainment, Inc.	441	22,297

		1,744,930
Metals & Mining - 4.3%
African Rainbow Minerals Ltd.	2,586	42,407
Alrosa AO	16,680	16,863
Aluminum Corp of China Ltd., Class H*	70,000	21,572
Aneka Tambang Persero Tbk PT	224,500	25,339
Angang Steel Co. Ltd., Class H*	82,000	45,465
Anglo American Platinum Ltd.*	1,525	53,927
AngloGold Ashanti Ltd.	8,975	116,222
ArcelorMittal South Africa Ltd.*	36,950	124,692
Assore Ltd.	643	21,673
Atlas Consolidated Mining & Development	64,800	21,486
Borneo Lumbung Energi & Metal Tbk PT*	1,016,000	29,163
Bradespar S.A.	700	5,592
Bumi Resources Minerals Tbk PT*	672,500	14,396
CAP S.A.	1,901	33,939
Chiho-Tiande Group Ltd.	48,000	18,444
China Hongqiao Group Ltd.	12,500	6,608
China Metal Products*	13,000	19,899
China Metal Recycling Holdings Ltd.*^	51,000	—
China Molybdenum Co. Ltd., Class H	43,000	16,356
China Nonferrous Mining Corp. Ltd.*	164,000	53,924
China Precious Metal Resources Holdings Co. Ltd.*	612,000	101,009
China Steel Corp.	257,550	213,004
China Vanadium Titano - Magnetite Mining Co. Ltd.*	204,000	27,094
China Zhongwang Holdings Ltd.*	26,800	7,672
Chun Yuan Steel	91,000	33,382

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Chung Hung Steel Corp.*	87,000	$24,371
Cia de Minas Buenaventura SAA (ADR)	4,300	61,490
Cia Minera Milpo SAA	104,286	42,947
Cia Siderurgica Nacional S.A.	15,500	44,872
Dongkuk Steel Mill Co. Ltd.	8,340	91,683
Eregli Demir ve Celik Fabrikalari TAS	33,931	33,714
Ezz Steel*	5,211	7,794
Feng Hsin Iron & Steel Co.	14,000	24,698
Fosun International Ltd.	35,500	26,916
G J Steel PCL*	591,100	1,511
Gerdau S.A.	2,000	10,993
Gloria Material Technology Corp.	38,000	27,246
Gold Fields Ltd.	17,752	104,800
Grupa Kety S.A.	669	30,994
Grupo Mexico SAB de CV	85,800	263,100
Grupo Simec SAB de CV*	4,800	18,931
Harmony Gold Mining Co. Ltd.	9,329	34,127
Hunan Nonferrous Metal Corp. Ltd., Class H	130,000	40,733
Hyundai Hysco Co. Ltd.	700	24,550
Hyundai Steel Co.	1,258	76,594
Impala Platinum Holdings Ltd.	12,507	122,429
Industrias CH SAB de CV*	4,300	27,460
Industrias Penoles SAB de CV	3,095	96,824
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	85,900	74,733
Izmir Demir Celik Sanayi AS*	4,467	4,691
Jastrzebska Spolka Weglowa S.A.	888	18,574
Jiangxi Copper Co. Ltd., Class H	26,000	43,851

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A*	6,887	$5,921
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	17,540	10,565
KGHM Polska Miedz S.A.	3,254	112,762
KISWIRE Ltd.	520	16,571
Korea Zinc Co. Ltd.	201	51,260
Koza Altin Isletmeleri AS	761	10,460
Koza Anadolu Metal Madencilik Isletmeleri AS*	39,394	63,681
Krakatau Steel Persero Tbk PT*	141,000	6,654
Kumba Iron Ore Ltd.	1,904	84,153
Lepanto Consolidated Mining*	571,000	8,415
Maanshan Iron & Steel, Class H*	166,000	39,384
Magnitogorsk Iron & Steel Works (GDR)	8,406	25,958
Managem	65	9,586
Mechel*	640	1,885
Mechel (ADR)*	3,380	9,599
Metalurgica Gerdau S.A.	400	2,593
Minera Frisco SAB de CV*	15,400	33,650
Minsur S.A.	155,321	65,076
MMC Norilsk Nickel OJSC	390	52,402
MMC Norilsk Nickel OJSC (ADR)	7,127	95,573
MMG Ltd.*	28,000	6,752
MMX Mineracao e Metalicos S.A.*	9,723	7,026
Molibdenos y Metales S.A.	633	10,074
Nickel Asia Corp.	45,875	15,845
North Mining Shares Co. Ltd., Class C*	460,000	19,277
Northam Platinum Ltd.*	16,034	58,526
Novolipetsk Steel OJSC	22,400	32,436
Palabora Mining Co. Ltd.*	3,850	44,486
Paranapanema S.A.*	13,000	25,678

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Philex Mining Corp.	55,700	$13,928
Polyus Gold OJSC	216	5,599
Poongsan Corp.	4,380	98,834
POSCO	1,478	425,603
POSCO Chemtech Co. Ltd.	267	31,206
Raspadskaya OAO*	10,383	10,066
Royal Bafokeng Platinum Ltd.*	4,590	23,457
Sahaviriya Steel Industries PCL*	1,014,800	12,320
Seah Besteel Corp.	2,510	70,825
SeAH Steel Corp.	427	41,050
Severstal OAO (GDR)	4,939	37,215
Shougang Concord International Enterprises Co. Ltd.*	806,000	37,414
Shougang Fushan Resources Group Ltd.	64,000	20,961
Sociedad Minera Cerro Verde S.A.A.*	451	9,967
Sociedad Minera el Brocal S.A.	3,771	15,800
Southern Copper Corp.	3,600	93,852
Sterlite Industries India Ltd. (ADR)	33,656	169,290
STP & I PCL	4,300	10,372
TA Chen Stainless Pipe*	59,000	30,202
Timah Persero Tbk PT	125,000	13,987
Ton Yi Industrial Corp.	19,000	16,664
Tung Ho Steel Enterprise Corp.	25,000	21,176
United Co. RUSAL PLC*	50,200	17,153
Usinas Siderurgicas de Minas Gerais S.A.*	1,800	6,929
Vale Indonesia Tbk PT	47,000	8,094
Vale S.A.	27,900	381,116
Volcan Cia Minera SAA	42,962	18,000
VSMPO-AVISMA Corp.	41	7,347
Winsway Coking Coal Holding Ltd.*	326,000	18,285
Yieh Phui Enterprise Co. Ltd.	54,000	16,027
Yieh United Steel Corp.*	133,801	34,759

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Young Poong Corp.	20	$27,505
Zhaojin Mining Industry Co. Ltd., Class H	32,500	21,791
Zijin Mining Group Co. Ltd., Class H	110,000	23,545

		5,167,341
Multiline Retail - 0.9%
Aeon Co. M Bhd	3,800	18,157
El Puerto de Liverpool SAB de CV	5,300	60,858
Empresas La Polar S.A.*	192,536	45,588
Far Eastern Department Stores Co. Ltd.	20,000	19,075
Golden Eagle Retail Group Ltd.	18,000	26,459
Grupo Famsa SAB de CV, Class A*	16,200	30,336
Grupo Sanborns SA de CV	12,100	27,882
Hyundai Department Store Co. Ltd.	331	47,584
Hyundai Greenfood Co. Ltd.	930	14,694
Intime Retail Group Co. Ltd.	18,500	19,108
Lojas Americanas S.A.	1,800	11,108
Lojas Renner S.A.	2,600	68,789
Lotte Shopping Co. Ltd.	256	80,098
Magazine Luiza S.A.*	3,300	7,515
Maoye International Holdings Ltd.	332,000	56,080
Marisa Lojas S.A.	1,400	13,085
Matahari Department Store Tbk PT*	36,000	43,610
Matahari Putra Prima Tbk PT	118,500	27,960
Mercuries & Associates Ltd.*	19,000	15,270
Mitra Adiperkasa Tbk PT	29,500	16,648
New World Department Store China Ltd.	29,000	14,808
Parkson Holdings Bhd	11,900	13,206
Parkson Retail Group Ltd.	32,500	12,907
Ramayana Lestari Sentosa Tbk PT	184,500	23,696
Ripley Corp. S.A.	9,695	7,329

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Robinson Department Store PCL	4,100	$7,401
SACI Falabella	11,151	113,620
Shinsegae Co. Ltd.	182	35,398
Springland International Holdings Ltd.	51,000	26,370
Taiwan FamilyMart Co. Ltd./Taiwan	2,000	10,338
Woolworths Holdings Ltd.	17,625	119,631

		1,034,608
Multi-Utilities - 0.1%
YTL Corp. Bhd	100,400	51,686
YTL Power International Bhd	51,200	25,568
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.	1,772	28,490

		105,744
Office Electronics - 0.0%†
Kinpo Electronics	108,000	33,207
Sindoh Co. Ltd.	315	18,225

		51,432
Oil, Gas & Consumable Fuels - 7.1%
Adaro Energy Tbk PT	315,500	21,489
Bangchak Petroleum PCL	10,400	11,463
Banpu PCL	2,600	19,189
Bashneft OAO	1,030	62,354
Bumi Resources Tbk PT*	289,000	14,341
China Coal Energy Co. Ltd., Class H	78,000	41,638
China Petroleum & Chemical Corp., Class H	577,200	429,438
China Shenhua Energy Co. Ltd., Class H	72,000	207,960
CNOOC Ltd.	406,000	732,913
Cosan Ltd., Class A	3,900	62,712
Cosan S.A. Industria e Comercio	2,500	47,333
Ecopetrol S.A.	103,164	236,001
Empresas COPEC S.A.	8,764	113,452
Energi Mega Persada Tbk PT*	2,020,000	20,637
Energy Earth PCL	29,200	5,458

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Esso Thailand PCL	46,200	$10,258
Exxaro Resources Ltd.	2,450	37,757
Formosa Petrochemical Corp.	18,000	46,881
Garda Tujuh Buana Tbk PT*^	55,000	11,773
Gazprom Neft OAO (ADR)	1,859	32,867
Gazprom OAO	102,492	398,987
Gazprom OAO (ADR)	73,857	572,392
Grupa Lotos S.A.*	1,462	15,131
GS Holdings	1,231	60,486
Harum Energy Tbk PT	152,500	38,579
Hidili Industry International Development Ltd.*	109,000	17,850
HRT Participacoes em Petroleo S.A.*	16,500	12,285
Indika Energy Tbk PT	415,500	25,065
Indo Tambangraya Megah Tbk PT	7,000	16,483
Inner Mongolia Yitai Coal Co. Ltd., Class B	31,400	71,686
IRPC PCL	282,500	28,701
Kunlun Energy Co. Ltd.	72,000	106,022
Lubelski Wegiel Bogdanka S.A.*	785	25,880
Lukoil OAO	4,928	290,870
Lukoil OAO (ADR)	6,705	395,595
Medco Energi Internasional Tbk PT	209,000	36,401
MIE Holdings Corp.	210,000	46,033
MOL Hungarian Oil & Gas PLC	832	62,246
NovaTek OAO	15,376	165,687
OGX Petroleo e Gas Participacoes S.A.*	30,300	8,758
PetroChina Co. Ltd., Class H	476,000	556,689
Petroleo Brasileiro S.A.	70,100	474,947
Petron Corp.	23,300	7,608
Petronas Dagangan BHD	5,200	42,959
Philex Petroleum Corp.*	22,300	6,675
Polski Koncern Naftowy Orlen S.A.	7,184	97,449

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	35,783	$69,261
PTT Exploration & Production PCL	31,590	157,445
PTT PCL	18,300	193,524
QGEP Participacoes S.A.	5,600	28,867
Reliance Industries Ltd. (GDR)(a)	12,447	356,856
Rosneft OAO	12,235	86,844
Rosneft OAO (GDR)	16,544	117,132
SAMIR*	614	18,606
Sasol Ltd.	12,775	585,980
Semirara Mining Corp.	2,170	12,441
Shell Refining Co. Federation of Malaya Bhd	28,700	73,431
Sinopec Kantons Holdings Ltd.	14,000	12,763
SK Gas Ltd.	628	42,149
SK Innovation Co. Ltd.	1,401	189,556
S-Oil Corp.	877	58,939
Sugih Energy Tbk PT*	985,500	40,273
Surgutneftegas OAO	67,843	53,667
Surgutneftegas OAO (ADR)	24,362	176,636
Tambang Batubara Bukit Asam Persero Tbk PT	14,500	14,038
Tatneft OAO	13,323	81,686
Tatneft OAO (ADR)	3,003	110,601
Thai Oil PCL	18,000	35,080
TNK-BP Holding*	10,202	14,764
Tupras Turkiye Petrol Rafinerileri AS	2,628	56,011
Turcas Petrol AS	4,033	6,229
Ultrapar Participacoes S.A.	7,500	176,718
Yanchang Petroleum International Ltd.*	940,000	44,240
Yanzhou Coal Mining Co. Ltd., Class H	50,000	34,428

		8,595,543
Paper & Forest Products - 0.5%
Duratex S.A.	8,350	47,541
Empresas CMPC S.A.	26,980	78,544

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Fibria Celulose S.A.*	6,200	$68,862
Hansol Paper Co.	7,010	76,126
Indah Kiat Pulp & Paper Corp. Tbk PT*	428,000	43,310
Jaya Tiasa Holdings BHD	17,600	11,339
Lee & Man Paper Manufacturing Ltd.	37,000	24,093
Masisa S.A.	412,252	33,204
Mondi Ltd.	2,520	37,015
Nine Dragons Paper Holdings Ltd.	29,000	18,360
Sappi Ltd.*	15,803	42,022
Shandong Chenming Paper Holdings Ltd., Class B	47,300	22,200
Shandong Chenming Paper Holdings Ltd., Class H	22,500	8,617
Shihlin Paper Corp.*	8,000	11,939
Ta Ann Holdings Bhd	11,100	13,139
YFY, Inc.	30,000	14,657

		550,968
Personal Products - 0.5%
Able C&C Co. Ltd.	638	21,126
Amorepacific Corp.	75	63,289
AMOREPACIFIC Group	57	19,686
Cosmax, Inc.	734	31,198
Grape King Industrial Co.	8,000	38,951
Hengan International Group Co. Ltd.	17,500	192,254
Hypermarcas S.A.	7,900	57,573
Jinchuan Group International Resources Co. Ltd.*	63,000	11,129
Microbio Co. Ltd.	19,000	20,086
Natura Cosmeticos S.A.	3,900	77,938
Real Nutriceutical Group Ltd.	151,000	40,888

		574,118
Pharmaceuticals - 1.2%
Adcock Ingram Holdings Ltd.	9,960	68,077
Aspen Pharmacare Holdings Ltd.*	6,460	142,691

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Bukwang Pharmaceutical Co. Ltd.	1,072	$13,168
Celltrion, Inc.	1,146	66,714
CFR Pharmaceuticals S.A.	12,516	2,721
China Medical System Holdings Ltd.	21,000	18,955
China Shineway Pharmaceutical Group Ltd.	9,000	14,738
Chong Kun Dang Pharm Corp.	585	36,607
CSPC Pharmaceutical Group Ltd.	60,000	31,565
Daewoong Pharmaceutical Co. Ltd.	230	15,130
Dong-A Socio Holdings Co. Ltd.	39	5,068
Dr Reddy’s Laboratories Ltd. (ADR)	8,656	322,609
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,354	10,450
Genomma Lab Internacional SAB de CV, Class B*	17,500	40,844
Green Cross Holdings Corp.	1,140	14,765
Guangzhou Pharmaceutical Co. Ltd., Class H*	16,000	61,274
Hanmi Pharm Co. Ltd.*	98	14,655
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	100,000	26,562
Ilyang Pharmaceutical Co. Ltd.	610	16,018
Kalbe Farma Tbk PT	441,000	61,360
Komipharm International Co. Ltd.*	1,365	9,404
LG Life Sciences Ltd.*	785	40,318
Lijun International Pharmaceutical Holding Ltd.	74,000	24,713
Pharmstandard OJSC*	237	12,249
Pharmstandard OJSC (GDR)*	330	4,570
Ranbaxy Laboratories Ltd. (GDR)*	22,786	108,234

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Richter Gedeon Nyrt	2,680	$41,050
ScinoPharm Taiwan Ltd.	5,000	14,240
Shandong Luoxin Pharmacy Stock Co. Ltd., Class H	38,000	40,375
Sihuan Pharmaceutical Holdings Group Ltd.	33,000	23,871
Sino Biopharmaceutical	64,000	46,543
Tempo Scan Pacific Tbk PT	21,000	8,378
TTY Biopharm Co. Ltd.	3,000	10,705
Yuhan Corp.	166	31,104
YungShin Global Holding Corp.	1,000	1,476

		1,401,201
Real Estate Investment Trusts (REITs) - 0.7%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	1,462	12,005
Capital Property Fund	32,443	34,115
CapitaMalls Malaysia Trust	50,700	24,381
Cathay No. 1 REIT	38,000	25,509
Cathay No. 2 REIT	58,000	33,423
Emira Property Fund	26,607	39,175
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,564	15,895
Fibra Uno Administracion SA de CV	33,300	105,797
Fountainhead Property Trust	82,587	64,091
Fubon No. 1 REIT	55,000	32,373
Fubon No. 2 REIT	53,000	25,778
Growthpoint Properties Ltd.	43,288	108,600
Hui Xian Real Estate Investment Trust	37,000	24,510
Hyprop Investments Ltd.	1,358	10,265
IGB Real Estate Investment Trust	33,800	13,128
Is Gayrimenkul Yatirim Ortakligi AS	18,957	13,663
KLCC Property Holdings Bhd	9,500	19,211
Pavilion Real Estate Investment Trust	22,500	9,780

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
SA Corporate Real Estate Fund Nominees Pty Ltd.	87,690	$34,247
Shin Kong No.1 REIT	71,000	34,711
Sinpas Gayrimenkul Yatirim Ortakligi AS	42,532	22,991
Sunway Real Estate Investment Trust	39,400	16,154
Sycom Property Fund	10,573	26,557
Torunlar Gayrimenkul Yatirim Ortakligi AS	5,945	10,467
Vukile Property Fund Ltd.	29,777	47,989

		804,815
Real Estate Management & Development - 3.9%
Acucap Properties Ltd.	12,925	57,391
Agile Property Holdings Ltd.	30,000	31,527
Agung Podomoro Land Tbk PT	295,500	9,488
Alam Sutera Realty Tbk PT	328,500	22,374
Aliansce Shopping Centers S.A.	4,000	36,824
Alliances Developpement Immobilier S.A.	962	48,015
Amata Corp. PCL	24,300	13,120
AP Thailand PCL	100,900	18,858
Ayala Land, Inc.	122,600	84,970
Bangkokland PCL	63,300	2,953
Belle Corp.*	189,100	22,424
BR Malls Participacoes S.A.	10,000	88,381
BR Properties S.A.	5,400	44,769
Bumi Serpong Damai PT	139,000	21,369
C C Land Holdings Ltd.	250,000	64,472
Cathay Real Estate Development Co. Ltd.	23,000	16,452
Central China Real Estate Ltd.	151,000	45,171
Central Pattana PCL	41,600	57,150
China Merchants Property Development Co. Ltd., Class B	10,900	32,453

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
China Overseas Grand Oceans Group Ltd.	14,000	$16,626
China Overseas Land & Investment Ltd.	90,000	259,369
China Properties Group Ltd.*	179,000	45,238
China Resources Land Ltd.	50,000	137,325
China SCE Property Holdings Ltd.*	182,000	42,477
China South City Holdings Ltd.	408,000	99,957
China Vanke Co. Ltd., Class B	26,300	47,816
Chong Hong Construction Co.	6,000	24,911
Cie Generale Immobiliere*	286	17,537
CIFI Holdings Group Co. Ltd.	420,000	74,194
Ciputra Development Tbk PT	293,500	32,841
Ciputra Property Tbk PT	248,000	22,200
Ciputra Surya Tbk PT	75,000	19,521
Country Garden Holdings Co. Ltd.	130,000	73,420
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,600	14,716
Douja Promotion Groupe Addoha S.A.	1,857	9,710
Echo Investment S.A.*	21,678	44,735
Evergrande Real Estate Group Ltd.*	152,000	60,366
Fantasia Holdings Group Co. Ltd.	418,500	69,612
Farglory Land Development Co. Ltd.	7,000	12,722
Filinvest Land, Inc.	411,000	16,845
Franshion Properties China Ltd.	64,000	20,466
Future Land Development Holdings Ltd.	406,000	47,639
Gemdale Properties and Investment Corp. Ltd.*	290,000	37,767
Globe Trade Centre S.A.*	17,579	44,343

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Glorious Property Holdings Ltd.*	513,000	$74,086
Goldin Properties Holdings Ltd.*	18,000	9,771
Grand Canal Land PCL*	244,400	24,206
Greentown China Holdings Ltd.	18,000	35,743
Guangzhou R&F Properties Co. Ltd., Class H	28,000	43,542
Hemaraj Land and Development PCL	249,700	26,326
Highwealth Construction Corp.	7,000	15,617
Hopson Development Holdings Ltd.*	16,000	18,712
Huaku Development Co. Ltd.	10,000	32,281
Huang Hsiang Construction Co.	4,000	9,511
Hung Poo Real Estate Development Corp.	66,000	65,039
Hung Sheng Construction Co. Ltd.	102,000	97,794
IGB Corp. Bhd	85,200	66,448
Iguatemi Empresa de Shopping Centers S.A.	1,100	10,984
IJM Land Bhd	21,600	18,910
JHSF Participacoes S.A.	2,400	5,834
Kaisa Group Holdings Ltd.*	64,000	14,524
Kindom Construction Co.	28,000	42,953
King’s Town Construction Co. Ltd.	57,000	55,125
KrisAssets Holdings Bhd^	17,100	—
KWG Property Holding Ltd.	18,000	10,328
Land and Houses PCL	75,900	24,492
Lippo Karawaci Tbk PT	501,500	62,459
Longfor Properties Co. Ltd.	28,000	42,819
LPS Brasil Consultoria de Imoveis S.A.	5,600	44,637
LSR Group (GDR)	5,482	23,189
Mah Sing Group Bhd	46,399	34,899
Medinet Nasr Housing*	2,721	8,738

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Megaworld Corp.	189,000	$14,100
Mingfa Group International Co. Ltd.*	36,000	10,027
Minmetals Land Ltd.	250,000	36,104
Multiplan Empreendimentos Imobiliarios S.A.	2,500	55,358
Natural Park PCL*	6,502,000	18,696
New World China Land Ltd.	38,000	15,778
Pakuwon Jati Tbk PT	229,500	8,486
Palm Hills Developments SAE*	25,781	8,692
Parque Arauco S.A.	13,723	29,241
Poly Property Group Co. Ltd.	75,000	40,714
Powerlong Real Estate Holdings Ltd.	281,000	55,437
Prince Housing & Development Corp.	30,000	20,709
Pruksa Real Estate PCL	8,000	4,805
Quality Houses PCL	115,500	10,037
Radium Life Tech Co. Ltd.*	119,000	106,950
Redefine Properties Ltd.	68,093	67,480
Renhe Commercial Holdings Co. Ltd.*	766,000	45,434
Robinsons Land Corp.	30,700	16,117
Ruentex Development Co. Ltd.	7,820	15,308
Sansiri PCL	229,000	19,608
Sao Carlos Empreendimentos e Participacoes S.A.	1,100	17,594
SC Asset Corp. PCL	291,500	36,321
Sentul City Tbk PT*	2,165,000	52,664
Shanghai Industrial Urban Development Group Ltd.*	76,000	15,582
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	30,600	40,392
Shenzhen Investment Ltd.	74,000	27,290
Shimao Property Holdings Ltd.	28,500	60,048

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Shining Building Business Co. Ltd.*	27,000	$22,600
Shui On Land Ltd.	100,666	30,114
Silver Grant International	210,000	29,244
Sinolink Worldwide Holdings Ltd.*	364,000	32,855
Sino-Ocean Land Holdings Ltd.	77,000	39,417
Sinyi Realty Co.	7,560	12,492
SM Development Corp.	81,500	15,275
SM Prime Holdings, Inc.	175,200	70,919
Soho China Ltd.	62,500	51,174
Sonae Sierra Brasil S.A.	2,500	25,522
SP Setia Bhd	14,300	14,723
Summarecon Agung Tbk PT	313,000	30,455
Sunac China Holdings Ltd.	40,000	28,832
Sunty Development Co. Ltd.*	22,000	20,799
Sunway Bhd	59,733	60,764
Supalai PCL	18,400	9,112
Talaat Moustafa Group*	12,909	8,797
Tian An China Investment	74,000	55,724
Ticon Industrial Connection PCL	34,100	21,680
Tomson Group Ltd.	22,000	5,957
Top Spring International Holdings Ltd.	69,500	33,964
UEM Sunrise Bhd	32,000	26,437
Univentures PCL	92,400	23,174
UOA Development Bhd	82,900	62,098
Vista Land & Lifescapes, Inc.	151,400	20,045
YeaShin International Development Co. Ltd.*	44,000	38,297
Yuzhou Properties Co. Ltd.	189,200	41,961
Zall Development Group Ltd.	132,000	47,828
Zhuguang Holdings Group Co. Ltd.*	258,000	58,883

		4,717,595

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - 0.2%
ALL - America Latina Logistica S.A.	9,500	$36,697
BTS Group Holdings PCL	20,100	5,105
CJ Korea Express Co. Ltd.*	140	12,250
Evergreen International Storage & Transport Corp.	41,000	26,184
Guangshen Railway Co. Ltd., Class H	110,000	48,792
JSL S.A.	1,600	10,301
Localiza Rent a Car S.A.	3,420	48,874
Tegma Gestao Logistica	2,000	19,358
TransContainer OAO*	76	6,675

		214,236
Semiconductors & Semiconductor Equipment - 5.9%
A-DATA Technology Co. Ltd.	10,000	18,675
Advanced Semiconductor Engineering, Inc.	128,000	105,007
ALI Corp.	14,000	13,353
Ardentec Corp.	89,000	57,134
Chipbond Technology Corp.*	11,000	24,284
Dongbu HiTek Co. Ltd.*	2,680	17,343
Duksan Hi-Metal Co. Ltd.*	767	16,283
Elan Microelectronics Corp.	11,000	20,653
Elite Semiconductor Memory Technology, Inc.*	22,000	23,147
Epistar Corp.*	18,000	30,014
Faraday Technology Corp.	21,000	24,021
Forhouse Corp.	52,000	22,457
Formosa Epitaxy, Inc.*	16,000	10,245
GCL-Poly Energy Holdings Ltd.*	208,000	53,104
GemVax & Kael Co. Ltd.*	1,501	28,726
Genesis Photonics, Inc.*	14,000	8,427
Giga Solar Materials Corp.	1,150	8,782
Gintech Energy Corp.*	31,000	28,998

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Global Mixed Mode Technology, Inc.	5,000	$13,356
Global Unichip Corp.*	7,000	22,340
Greatek Electronics, Inc.	61,000	51,365
Hanergy Solar Group Ltd.*	274,000	22,612
Hermes Microvision, Inc.	1,000	31,014
Holtek Semiconductor, Inc.	19,000	23,697
Iljin Display Co. Ltd.	3,550	48,664
Inotera Memories, Inc.*	37,000	13,881
King Yuan Electronics Co. Ltd.	39,000	26,012
Kinsus Interconnect Technology Corp.	4,000	14,273
Lextar Electronics Corp.	15,000	12,781
Macronix International*	66,000	15,891
MediaTek, Inc.	26,000	312,140
Melfas, Inc.	877	10,617
Motech Industries, Inc.*	26,000	33,642
MStar Semiconductor, Inc.	4,000	31,681
Neo Solar Power Corp.*	41,000	29,191
Novatek Microelectronics Corp.*	12,000	53,024
OptoTech Corp.	36,000	13,746
Parade Technologies Ltd.	1,000	7,320
Phison Electronics Corp.*	4,000	29,880
Pixart Imaging, Inc.*	8,000	15,474
Powertech Technology, Inc.	13,000	24,928
Radiant Opto-Electronics Corp.	11,330	35,554
Realtek Semiconductor Corp.*	7,000	16,761
Regent Manner International Holdings Ltd.	115,000	19,722
Richtek Technology Corp.	3,000	12,206
Samsung Electronics Co. Ltd.	2,601	2,963,509

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Semiconductor Manufacturing International Corp.*	520,000	$38,219
Seoul Semiconductor Co. Ltd.	570	18,900
Sigurd Microelectronics Corp.	35,000	29,822
Silicon Integrated Systems Corp.*	38,000	12,495
Siliconware Precision Industries Co.	65,000	75,542
Sino-American Silicon Products, Inc.	17,000	20,154
SK Hynix, Inc.*	11,810	285,940
Sonix Technology Co. Ltd.	17,000	22,393
Taiwan Semiconductor Manufacturing Co. Ltd.	570,000	1,948,377
Taiwan Surface Mounting Technology Co. Ltd.	42,000	57,916
Transcend Information, Inc.*	3,000	8,704
United Microelectronics Corp.	261,000	116,197
Unity Opto Technology Co. Ltd.*	15,000	11,655
Vanguard International Semiconductor Corp.	12,000	12,005
Via Technologies, Inc.*	14,000	8,404
Visual Photonics Epitaxy Co. Ltd.	13,000	15,043
Win Semiconductors Corp.*	22,000	23,807
Winbond Electronics Corp.*	83,000	18,351
Wonik IPS Co. Ltd.*	3,248	20,932

		7,160,790
Software - 0.3%
AsiaInfo-Linkage, Inc.*	4,200	48,930
Asseco Poland S.A.	1,542	21,904
Com2uSCorp*	318	10,006
Cyberlink Corp.	4,000	13,072
Gamevil, Inc.*	198	14,047
Golfzon Co. Ltd.	672	13,818
International Games System Co. Ltd.*	4,000	9,444

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Kingdee International Software Group Co. Ltd.*	122,000	$25,642
Kingsoft Corp. Ltd.	38,000	65,462
NCSoft Corp.	400	60,707
Neowiz Games Corp.*	3,296	46,942
NetDragon Websoft, Inc.	12,500	29,012
Totvs S.A.	2,800	43,239
WeMade Entertainment Co. Ltd.*	251	12,378

		414,603
Specialty Retail - 1.0%
Ace Hardware Indonesia Tbk PT	225,000	15,763
Belle International Holdings Ltd.	105,000	151,637
China Yongda Automobiles Services Holdings Ltd.	16,500	14,850
China ZhengTong Auto Services Holdings Ltd.*	195,000	96,301
Cia Hering	3,000	40,231
The Foschini Group Ltd.	4,603	46,730
GOME Electrical Appliances Holding Ltd.*	197,000	19,813
Grupo Elektra SAB DE CV	1,050	37,875
Hengdeli Holdings Ltd.	126,800	32,700
Home Product Center PCL	63,166	23,813
Hotai Motor Co. Ltd.	5,000	55,358
Indomobil Sukses Internasional Tbk PT*	18,500	9,630
JD Group Ltd./South Africa	25,207	77,204
Kolao Holdings	715	19,857
Lewis Group Ltd.	16,030	94,181
LOTTE Himart Co. Ltd.	83	6,273
M Video OJSC	11,331	91,502
Mr Price Group Ltd.	5,380	69,875
National Petroleum Co. Ltd.	27,000	23,681
Pou Sheng International Holdings Ltd.*	208,000	7,778
Seobu T&D*	453	8,206

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Shinsegae International Co. Ltd.	150	$10,602
Siam Global House PCL	29,700	19,167
Super Group Ltd./South Africa*	23,315	54,892
Truworths International Ltd.	10,084	85,105
Tsann Kuen Enterprise Co. Ltd.	29,000	41,489
Zhongsheng Group Holdings Ltd.	8,000	8,294

		1,162,807
Textiles, Apparel & Luxury Goods - 1.2%
361 Degrees International Ltd.	156,000	35,000
Aksa Akrilik Kimya Sanayii	20,349	77,522
Anta Sports Products Ltd.	17,000	19,202
Arezzo Industria e Comercio S.A.	1,800	28,341
Billion Industrial Holdings Ltd.	33,500	20,345
Bosideng International Holdings Ltd.	78,000	16,193
C.banner International Holdings Ltd.	72,000	26,088
China Dongxiang Group Co.	178,000	31,674
China Lilang Ltd.	107,000	58,361
China Outfitters Holdings Ltd.	240,000	42,706
Daphne International Holdings Ltd.	16,000	11,409
Eclat Textile Co. Ltd.	3,000	23,110
Feng TAY Enterprise Co. Ltd.	16,640	33,683
Fila Korea Ltd.	2,123	126,992
Formosa Taffeta Co. Ltd.	12,000	11,245
FORUS S.A.	3,750	21,761
Grendene S.A.	1,800	16,847
Guararapes Confeccoes S.A.	200	7,416
Handsome Co. Ltd.	910	22,478
Hansae Co. Ltd.	620	9,327
Lealea Enterprise Co. Ltd.	153,000	53,064

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
LG Fashion Corp.	4,360	$106,921
Li Ning Co. Ltd.*	89,000	55,084
Li Peng Enterprise Co. Ltd.*	79,803	30,339
LPP S.A.	18	39,196
Makalot Industrial Co. Ltd.	9,000	49,222
NG2 S.A.	1,557	45,692
Nien Hsing Textile Co. Ltd.	19,000	15,904
Peak Sport Products Co. Ltd.	175,000	31,817
Ports Design Ltd.	76,500	49,913
Pou Chen Corp.	55,000	56,309
Restoque Comercio e Confeccoes de Roupas S.A.	4,800	12,823
Ruentex Industries Ltd.	6,000	13,746
Shinkong Textile Co. Ltd.	15,000	19,409
Tainan Spinning Co. Ltd.*	45,000	21,910
Texhong Textile Group Ltd.	20,000	33,061
Woongjin Chemical Co. Ltd.*	3,622	32,885
XTEP International Holdings	173,000	78,521
Youngone Corp.	360	11,152
Youngone Holdings Co. Ltd.	1,180	68,273

		1,464,941
Thrifts & Mortgage Finance - 0.0%†
Malaysia Building Society	30,600	29,242

Tobacco - 0.3%
British American Tobacco Malaysia Bhd	2,500	47,241
Eastern Tobacco	425	5,876
Gudang Garam Tbk PT	12,500	51,508
JT International Bhd	4,700	9,635
KT&G Corp.	2,450	165,089
Philip Morris CR AS	44	25,208
Souza Cruz S.A.	7,500	89,837

		394,394

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - 0.4%
AKR Corporindo Tbk PT	20,000	$8,417
Barloworld Ltd.	4,557	37,714
CITIC Resources Holdings Ltd.*	564,000	77,087
Daewoo International Corp.	1,040	35,548
Hyundai Corp.	2,080	42,306
iMarketKorea, Inc.	1,120	25,522
Invicta Holdings Ltd.	2,197	20,885
LG International Corp.	570	15,602
Mills Estruturas e Servicos de Engenharia S.A.	2,000	24,964
Samsung C&T Corp.	2,986	147,782
SK Networks Co. Ltd.	3,140	18,168

		453,995
Transportation Infrastructure - 1.1%
Airports of Thailand PCL	8,400	47,770
Anhui Expressway Co., Class H	108,000	48,601
Arteris S.A.	2,800	26,365
Bangkok Expressway PCL	8,100	9,446
Beijing Capital International Airport Co. Ltd., Class H	128,000	79,388
Bintulu Port Holdings Bhd	10,200	23,110
CCR S.A.	19,500	154,067
China Merchants Holdings International Co. Ltd.	26,534	82,968
COSCO Pacific Ltd.	34,000	47,786
EcoRodovias Infraestrutura e Logistica S.A.	3,000	21,154
Grupo Aeroportuario del Centro Norte Sab de CV*	13,100	44,927
Grupo Aeroportuario del Pacifico SAB de CV, Class B	11,400	59,068
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,900	57,842

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Hopewell Highway Infrastructure Ltd.	23,500	$11,151
International Container Terminal Services, Inc.	17,390	36,718
Jasa Marga Persero Tbk PT	36,500	19,000
Jiangsu Expressway Co. Ltd., Class H	76,000	78,985
Lingkaran Trans Kota Holdings Bhd	20,300	27,534
LLX Logistica S.A.*	21,500	9,134
Malaysia Airports Holdings Bhd	9,641	20,031
NCB Holdings Bhd	21,300	30,400
Novorossiysk Commercial Sea Port PJSC (GDR)	3,728	25,071
OHL Mexico SAB de CV*	11,000	29,008
Road King Infrastructure Ltd.	48,000	46,853
Santos Brasil Participacoes S.A.	1,400	15,666
Shenzhen Expressway Co. Ltd., Class H	144,000	48,462
Shenzhen International Holdings Ltd.	237,500	30,624
Taiwan High Speed Rail Corp.*	52,447	9,427
TAV Havalimanlari Holding AS	3,786	23,681
Tianjin Port Development Holdings Ltd.	358,000	47,085
Yuexiu Transport Infrastructure Ltd.	58,000	29,690
Zhejiang Expressway Co. Ltd., Class H	100,000	84,974

		1,325,986
Water Utilities - 0.2%
Aguas Andinas S.A., Class A	53,575	37,432
Beijing Enterprises Water Group Ltd.	54,000	21,864
Cia de Saneamento Basico do Estado de Sao Paulo	7,500	76,830
Cia de Saneamento de Minas Gerais-COPASA	1,000	16,056

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Eastern Water Resources Development and Management PCL	13,500	$5,564
Guangdong Investment Ltd.	50,000	40,488
Inversiones Aguas Metropolitanas S.A.	7,326	13,806
Manila Water Co., Inc.	10,500	7,869
Thai Tap Water Supply PCL	42,200	14,561

		234,470
Wireless Telecommunication Services - 4.1%
Advanced Info Service PCL	27,500	250,399
Allied Technologies Ltd.*	9,703	46,120
Almendral S.A.	188,156	23,189
America Movil SAB de CV	890,600	932,860
Axiata Group Bhd	62,600	131,028
China Mobile Ltd.	138,000	1,468,019
DiGi.Com Bhd	71,300	102,203
ENTEL Chile S.A.	3,027	49,877
Far EasTone Telecommunications Co. Ltd.	35,000	89,173
Globe Telecom, Inc.	735	27,670
Indosat Tbk PT	17,000	8,270
Maxis Bhd	52,800	115,724
MegaFon OAO	2,182	68,952
Mobile Telesystems OJSC	22,401	185,474
MTN Group Ltd.	39,580	739,934
Orascom Telecom Holding SAE*	62,173	39,614
Orascom Telecom Media And Technology Holding SAE	525,129	41,261
Philippine Long Distance Telephone Co.	775	53,891
Sarana Menara Nusantara Tbk PT*	160,000	44,369
Shin Corp. PCL	20,700	57,537
Sistema JSFC	33,444	30,166
Sistema JSFC (GDR)	2,108	46,376
SK Telecom Co. Ltd.	306	60,060
Taiwan Mobile Co. Ltd.	35,000	127,224

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Tim Participacoes S.A.	20,800	$77,432
Tower Bersama Infrastructure Tbk PT*	12,000	6,655
Turkcell Iletisim Hizmetleri AS*	18,177	105,743
Vodacom Group Ltd.	8,333	98,145

		5,027,365

Total Common Stocks (Cost $117,254,403)		109,742,847

Preferred Stocks - 4.9%
Airlines - 0.0%†
Gol Linhas Aereas Inteligentes S.A.*	7,600	26,262

Automobiles - 0.1%
Hyundai Motor Co.	1,301	121,247

Beverages - 0.6%
Cia de Bebidas das Americas	17,700	666,512
Coca-Cola Embonor S.A., Class B	13,306	33,339
Embotelladora Andina S.A., Class A	8,204	34,679
Embotelladora Andina S.A., Class B	7,705	40,375

		774,905
Capital Markets - 0.0%†
Daishin Securities Co. Ltd.	4,660	26,382

Chemicals - 0.1%
Braskem S.A., Class A*	2,400	18,363
LG Chem Ltd.	96	10,895
Nizhnekamskneftekhim OAO	34,454	20,013
Sociedad Quimica y Minera de Chile S.A., Class B	2,316	66,525

		115,796
Commercial Banks - 1.5%
Banco Bradesco S.A.	49,350	600,422
Banco do Estado do Rio Grande do Sul S.A.	3,000	19,905
Banco Industrial e Comercial S.A.	15,100	24,601

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Preferred Stocks - (continued)
Commercial Banks - (continued)
Bancolombia S.A.	8,653	$124,203
Grupo Aval Acciones y Valores	13,489	9,752
Itau Unibanco Holding S.A.	58,350	746,210
Itausa - Investimentos Itau S.A.	65,432	242,150
Sberbank of Russia	24,400	55,111

		1,822,354
Construction Materials - 0.0%†
Grupo Argos S.A.	3,589	38,940

Containers & Packaging - 0.1%
Klabin S.A.	13,000	62,970

Diversified Financial Services - 0.0%†
Grupo de Inversiones Suramericana S.A.	2,484	49,654

Diversified Telecommunication Services - 0.2%
Axtel SAB de CV*	57,700	19,424
Oi S.A.	21,100	39,182
Rostelecom OJSC	3,516	8,300
Telefonica Brasil S.A.	6,700	142,786

		209,692
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras S.A.	5,100	18,762
Centrais Eletricas de Santa Catarina S.A.*	3,500	29,446
Cia de Transmissao de Energia Eletrica Paulista*	500	7,432
Cia Energetica de Minas Gerais	12,431	114,331
Cia Energetica do Ceara	1,300	23,230
Cia Paranaense de Energia	2,600	32,271
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	17,600	47,174

		272,646
Food & Staples Retailing - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,702	119,698

Gas Utilities - 0.0%†
Cia de Gas de Sao Paulo	300	7,325

	Shares	Value
Preferred Stocks - (continued)
Household Durables - 0.0%†
LG Electronics, Inc.	80	$1,955

Household Products - 0.0%†
LG Household & Health Care Ltd.	64	13,046

Independent Power Producers & Energy Traders - 0.1%
AES Tiete S.A.	4,400	43,705
Cia Energetica de Sao Paulo	5,300	46,912

		90,617
Industrial Conglomerates - 0.0%†
Allied Electronics Corp. Ltd.	19,315	37,424

Insurance - 0.0%†
Samsung Fire & Marine Insurance Co. Ltd.	15	1,656

Machinery - 0.1%
Marcopolo S.A.	2,900	16,524
Randon Participacoes S.A.	7,900	40,308

		56,832
Metals & Mining - 0.7%
Bradespar S.A.	5,200	51,082
Gerdau S.A.	18,700	119,654
Metalurgica Gerdau S.A.	5,900	47,545
Usinas Siderurgicas de Minas Gerais S.A.*	8,300	32,171
Vale S.A.	46,400	573,675

		824,127
Multiline Retail - 0.1%
Lojas Americanas S.A.	10,600	74,000

Oil, Gas & Consumable Fuels - 0.7%
AK Transneft OAO	31	73,849
Bashneft OAO	714	22,154
Petroleo Brasileiro S.A.	99,100	709,190
Surgutneftegas OAO	67,719	44,304
TNK-BP Holding*	4,655	5,483

		854,980
Paper & Forest Products - 0.0%†
Suzano Papel e Celulose S.A.	12,600	43,043

Personal Products - 0.0%†
Amorepacific Corp.	24	7,466

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Preferred Stocks - (continued)
Semiconductors & Semiconductor Equipment - 0.3%
Samsung Electronics Co. Ltd.	455	$330,894

Textiles, Apparel & Luxury Goods - 0.0%†
Alpargatas S.A.	1,540	9,341

Total Preferred Stocks (Cost $7,380,718)		5,993,252

	No. of Rights
Rights - 0.0%†
Banco Santander Brasil S.A., expiring 08/02/13 at 0.17 BRL*^	54,023	237
Cathay Financial Holding Co. Ltd., expiring 09/02/13 at 36.00 TWD*^	4,024	1,020
Italian-Thai Development PCL, expiring 08/09/13 at 3.00 THB*^	7,043	383
Microbio Co. Ltd., expiring 08/01/13 at 30.00 TWD*^	3,464	196
MPX Energia S.A., expiring 08/08/13 at 6.45 BRL*	600	89
Polimex-Mostostal S.A., expiring 11/29/12 at 0.52 PLN*^	4,668	—
Taiwan Liposome Co. Ltd., expiring 09/01/13 at 298.00 TWD*^	340	306

Total Rights (Cost $—)		2,231

	No. of Warrants
Warrants - 0.0%†
Bangkokland PCL, expiring 07/02/18 at 0.78 THB*	130,505	1,501

Total Warrants (Cost $—)		1,501

Total Investment Securities (Cost $124,635,121) — 95.3%		115,739,831

Other assets less liabilities — 4.7%		5,743,417

Net Assets — 100.0%		$121,483,248

*	Non-income producing security.
(a)	144A security — Certain conditions for public sale may exist.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $289,524 or 0.24% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,433,665
Aggregate gross unrealized depreciation	(13,525,323)

Net unrealized depreciation	$(9,091,658)

Federal income tax cost of investments	$124,831,489

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures Contract	1	09/19/13	$36,990	$(8)
MSCI Emerging Markets Mini Index Futures Contracts	15	09/20/13	704,100	3,389
MSCI Taiwan Index Futures Contract	1	08/29/13	28,440	(84)
SGX S&P CNX Nifty Index Futures Contracts	458	08/29/13	5,291,732	(318,035)

				$(314,738)

Cash collateral in the amount of $754,980 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Depreciation
INR	273,806,400	UBS AG	USD	4,640,000	09/18/13	$(194,566)
INR	31,797,150	UBS AG	USD	525,000	09/18/13	(8,751)

						$(203,317)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Depreciation
USD	4,267	JPMorgan Chase Bank	EGP	30,067	08/05/13	$(29)
USD	5,956	JPMorgan Chase Bank	EGP	41,821	08/05/13	(18)

						$(47)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2013 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Brazil	9.3%
Chile	1.7
China	19.9
Colombia	0.9
Czech Republic	0.3
Egypt	0.4
Hungary	0.2
India	2.6
Indonesia	3.2
Malaysia	4.1
Mexico	4.6
Morocco	0.3
Peru	0.6
Philippines	1.2
Poland	1.6
Russia	4.9
South Africa	7.3
South Korea	14.1
Taiwan	13.4
Thailand	2.7
Turkey	2.0
Other [1]	4.7

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 4.8%
The Boeing Co.	27,324	$2,871,752
Exelis, Inc.	26,224	387,591
Lockheed Martin Corp.	10,516	1,263,182
Northrop Grumman Corp.	10,912	1,004,559
Raytheon Co.	13,684	983,058

		6,510,142
Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B	11,396	989,173

Auto Components - 0.1%
Autoliv, Inc.	1,804	147,513

Automobiles - 0.8%
Ford Motor Co.	68,332	1,153,444

Beverages - 0.8%
Dr Pepper Snapple Group, Inc.	15,664	732,136
PepsiCo, Inc.	3,784	316,115

		1,048,251
Capital Markets - 2.1%
Ameriprise Financial, Inc.	10,340	920,260
Apollo Investment Corp.	16,016	130,210
Ares Capital Corp.	8,492	151,073
Federated Investors, Inc., Class B	25,212	731,904
Janus Capital Group, Inc.	22,176	207,789
Waddell & Reed Financial, Inc., Class A	14,785	754,922

		2,896,158
Chemicals - 3.1%
The Dow Chemical Co.	19,316	676,833
E.I. du Pont de Nemours & Co.	35,508	2,048,456
Huntsman Corp.	23,848	429,741
Kronos Worldwide, Inc.	7,128	117,897
Olin Corp.	25,344	618,394
The Scotts Miracle-Gro Co., Class A	6,556	329,439

		4,220,760
Commercial Banks - 5.6%
Bank of Hawaii Corp.	12,718	707,629
BankUnited, Inc.	3,784	114,428
BB&T Corp.	16,456	587,315

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Cullen/Frost Bankers, Inc.	5,148	$370,862
FirstMerit Corp.	12,936	290,025
FNB Corp./PA	12,100	152,944
Trustmark Corp.	5,544	149,522
Valley National Bancorp	13,332	137,986
Wells Fargo & Co.	119,020	5,177,370

		7,688,081
Commercial Services & Supplies - 2.5%
Deluxe Corp.	13,420	550,354
Healthcare Services Group, Inc.	30,536	751,491
Pitney Bowes, Inc.	42,548	702,468
R.R. Donnelley & Sons Co.	61,688	1,171,455
Waste Management, Inc.	7,172	301,439

		3,477,207
Communications Equipment - 1.9%
Cisco Systems, Inc.	68,552	1,751,504
Harris Corp.	13,112	748,302
Motorola Solutions, Inc.	2,210	121,174

		2,620,980
Computers & Peripherals - 2.1%
Apple, Inc.	244	110,410
Dell, Inc.	13,024	165,014
Diebold, Inc.	9,988	326,208
Hewlett-Packard Co.	17,864	458,748
Lexmark International, Inc., Class A	19,888	745,601
Seagate Technology PLC	20,240	828,018
Western Digital Corp.	4,715	303,552

		2,937,551
Consumer Finance - 0.6%
SLM Corp.	35,156	868,705

Containers & Packaging - 2.2%
Avery Dennison Corp.	15,972	714,427
Greif, Inc., Class A	12,100	669,372
Packaging Corp of America	15,840	852,034
Sonoco Products Co.	18,788	723,150

		2,958,983
Distributors - 0.3%
Genuine Parts Co.	4,972	407,654

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Consumer Services - 0.3%
H&R Block, Inc.	13,200	$414,876

Diversified Financial Services - 4.0%
Bank of America Corp.	32,340	472,164
Citigroup, Inc.	8,932	465,715
JPMorgan Chase & Co.	62,348	3,474,654
McGraw Hill Financial, Inc.	12,540	775,724
NYSE Euronext	5,107	215,311

		5,403,568
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	58,256	2,054,689
CenturyLink, Inc.	7,876	282,355
Frontier Communications Corp.	36,344	158,460
Verizon Communications, Inc.	83,424	4,127,819

		6,623,323
Electric Utilities - 2.6%
American Electric Power Co., Inc.	17,072	791,287
Entergy Corp.	4,224	285,120
FirstEnergy Corp.	2,772	105,530
Hawaiian Electric Industries, Inc.	21,912	584,174
Portland General Electric Co.	10,032	318,015
The Southern Co.	16,368	733,941
UIL Holdings Corp.	17,248	704,408

		3,522,475
Electrical Equipment - 0.6%
Emerson Electric Co.	11,616	712,874
Rockwell Automation, Inc.	748	72,444

		785,318
Electronic Equipment, Instruments & Components - 0.1%
Molex, Inc.	5,280	157,502

Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc.	5,148	347,181
RPC, Inc.	48,318	691,914
Schlumberger Ltd.	3,652	297,017

		1,336,112
Food & Staples Retailing - 1.5%
Safeway, Inc.	26,532	684,260

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Sysco Corp.	25,960	$895,880
Wal-Mart Stores, Inc.	6,471	504,350

		2,084,490
Food Products - 0.1%
B&G Foods, Inc.	4,268	148,697

Gas Utilities - 0.5%
AGL Resources, Inc.	14,080	644,723

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.	1,496	82,639
St. Jude Medical, Inc.	4,576	239,737

		322,376
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	9,064	454,016
Owens & Minor, Inc.	18,524	666,123
Select Medical Holdings Corp.	13,332	119,588

		1,239,727
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	19,448	780,837
Cracker Barrel Old Country Store, Inc.	8,272	809,829
Six Flags Entertainment Corp.	4,312	158,638
Wynn Resorts Ltd.	2,992	398,325

		2,147,629
Household Durables - 0.7%
Garmin Ltd.	4,268	171,061
Leggett & Platt, Inc.	4,928	154,788
Tupperware Brands Corp.	8,052	678,623

		1,004,472
Household Products - 0.9%
The Clorox Co.	8,140	699,552
Kimberly-Clark Corp.	5,500	543,400

		1,242,952
Insurance - 3.3%
Aflac, Inc.	17,820	1,099,137
American National Insurance Co.	1,547	174,037
Arthur J Gallagher & Co.	4,450	197,491
Cincinnati Financial Corp.	5,368	263,032
Erie Indemnity Co., Class A	7,348	590,559

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Fidelity National Financial, Inc., Class A	9,856	$241,275
The Hanover Insurance Group, Inc.	3,798	204,446
Mercury General Corp.	3,344	147,805
PartnerRe Ltd.	6,468	579,145
Principal Financial Group, Inc.	10,208	442,619
Validus Holdings Ltd.	16,676	590,831

		4,530,377
Internet Software & Services - 0.1%
IAC/InterActiveCorp	2,332	118,023

IT Services - 4.8%
Accenture PLC, Class A	25,784	1,903,117
Automatic Data Processing, Inc.	7,617	549,110
Booz Allen Hamilton Holding Corp.	40,392	863,581
Broadridge Financial Solutions, Inc.	27,632	799,670
International Business Machines Corp.	4,136	806,685
Paychex, Inc.	6,033	237,942
SAIC, Inc.	31,064	474,969
Visa, Inc., Class A	440	77,884
The Western Union Co.	47,344	850,298

		6,563,256
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	3,750	172,500
Mattel, Inc.	4,180	175,685

		348,185
Machinery - 0.1%
Harsco Corp.	5,368	138,280

Media - 2.2%
Cablevision Systems Corp., Class A	10,340	193,255
Comcast Corp., Class A	5,456	245,957
Gannett Co., Inc.	34,232	881,816
Meredith Corp.	15,664	744,353
Omnicom Group, Inc.	3,564	229,058
Regal Entertainment Group, Class A	8,626	162,600

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Time Warner Cable, Inc.	4,796	$547,080

		3,004,119
Metals & Mining - 0.6%
Commercial Metals Co.	37,268	577,281
Nucor Corp.	5,016	234,649

		811,930
Multiline Retail - 0.9%
Kohl’s Corp.	14,740	780,925
Nordstrom, Inc.	7,348	449,992

		1,230,917
Multi-Utilities - 3.1%
Ameren Corp.	6,160	220,590
Avista Corp.	9,152	263,394
CenterPoint Energy, Inc.	23,628	586,447
Consolidated Edison, Inc.	15,400	922,460
DTE Energy Co.	5,104	360,853
Integrys Energy Group, Inc.	4,532	284,610
Public Service Enterprise Group, Inc.	11,352	383,584
TECO Energy, Inc.	31,372	554,343
Vectren Corp.	16,808	622,232

		4,198,513
Office Electronics - 0.6%
Xerox Corp.	79,906	775,088

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	21,912	2,758,502
ConocoPhillips	45,056	2,922,332
CVR Energy, Inc.	5,764	272,003
Exxon Mobil Corp.	70,224	6,583,500
Golar LNG Ltd.	4,928	170,164
Marathon Petroleum Corp.	2,214	162,352
Spectra Energy Corp.	10,428	375,304

		13,244,157
Paper & Forest Products - 0.5%
Domtar Corp.	9,328	648,389

Personal Products - 0.7%
Herbalife Ltd.	14,036	919,358

Pharmaceuticals - 8.0%
Bristol-Myers Squibb Co.	4,256	184,029
Eli Lilly & Co.	15,004	796,862
Johnson & Johnson	14,520	1,357,620

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Merck & Co., Inc.	65,076	$3,134,711
Pfizer, Inc.	159,720	4,668,616
Questcor Pharmaceuticals, Inc.	9,108	608,597
Warner Chilcott PLC, Class A	6,563	139,858

		10,890,293
Real Estate Investment Trusts (REITs) - 4.6%
Alexander’s, Inc.	1,100	332,200
Annaly Capital Management, Inc.	14,388	171,505
CBL & Associates Properties, Inc.	9,856	224,421
Digital Realty Trust, Inc.	1,584	87,579
EPR Properties	2,860	144,087
Equity Residential	6,248	349,888
The Geo Group, Inc.	3,916	135,963
HCP, Inc.	5,456	239,355
Highwoods Properties, Inc.	1,584	57,468
Hospitality Properties Trust	12,760	363,532
Lexington Realty Trust	15,718	197,104
Liberty Property Trust	572	21,856
Mack-Cali Realty Corp.	7,348	176,793
Medical Properties Trust, Inc.	10,208	149,037
MFA Financial, Inc.	15,488	123,594
National Health Investors, Inc.	8,228	514,991
National Retail Properties, Inc.	4,224	147,798
Newcastle Investment Corp.	27,368	158,734
Omega Healthcare Investors, Inc.	5,500	175,065
Piedmont Office Realty Trust, Inc., Class A	13,420	242,768
Plum Creek Timber Co., Inc.	11,704	570,921
Senior Housing Properties Trust	6,028	151,604
Simon Property Group, Inc.	10,032	1,605,722

		6,341,985
Road & Rail - 0.4%
Landstar System, Inc.	10,824	585,145

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	19,932	$325,091
KLA-Tencor Corp.	3,432	201,218
Linear Technology Corp.	17,424	706,717
Marvell Technology Group Ltd.	8,316	107,859
Microchip Technology, Inc.	4,972	197,587
Texas Instruments, Inc.	16,984	665,773

		2,204,245
Software - 2.6%
CA, Inc.	26,752	795,605
Compuware Corp.	9,460	107,276
Microsoft Corp.	79,464	2,529,339
Oracle Corp.	5,764	186,465

		3,618,685
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	34,018	668,113
Best Buy Co., Inc.	34,540	1,039,309
GameStop Corp., Class A	16,984	833,235
Guess?, Inc.	21,654	729,307
The Home Depot, Inc.	2,508	198,207
Rent-A-Center, Inc.	14,520	580,655
Staples, Inc.	46,508	791,566

		4,840,392
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	4,400	233,772

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	18,309	277,748
People’s United Financial, Inc.	11,484	172,260

		450,008
Tobacco - 4.2%
Altria Group, Inc.	79,640	2,792,178
Lorillard, Inc.	12,716	540,812
Philip Morris International, Inc.	18,480	1,648,046

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
Reynolds American, Inc.	16,418	$811,542

		5,792,578

Total Common Stocks (Cost $125,836,532)		136,490,537

Total Investment Securities (Cost $125,836,532) — 99.7%		136,490,537

Other assets less liabilities — 0.3%		365,637

Net Assets — 100.0%		$136,856,174

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,107,733
Aggregate gross unrealized depreciation	(458,122)

Net unrealized appreciation	$10,649,611

Federal income tax cost of investments	$125,840,926

Futures Contracts Purchased

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	5	09/20/13	$420,125	$11,500

Cash collateral in the amount of $25,237 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Aerospace & Defense - 3.0%
Exelis, Inc.	1,302	$19,243
General Dynamics Corp.	214	18,263
Lockheed Martin Corp.	484	58,138
Northrop Grumman Corp.	494	45,478
Raytheon Co.	618	44,397

		185,519
Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B	518	44,962

Auto Components - 1.6%
Autoliv, Inc.	112	9,158
Cooper Tire & Rubber Co.	1,066	35,754
Dana Holding Corp.	1,714	37,451
Johnson Controls, Inc.	403	16,204

		98,567
Automobiles - 0.9%
Ford Motor Co.	3,196	53,949

Beverages - 0.7%
Dr Pepper Snapple Group, Inc.	514	24,024
PepsiCo, Inc.	246	20,551

		44,575
Capital Markets - 2.8%
Ameriprise Financial, Inc.	484	43,076
Apollo Investment Corp.	354	2,878
Ares Capital Corp.	180	3,202
BlackRock, Inc.	102	28,760
Federated Investors, Inc., Class B	1,190	34,546
Invesco Ltd.	596	19,185
Janus Capital Group, Inc.	636	5,959
Waddell & Reed Financial, Inc., Class A	682	34,823

		172,429
Chemicals - 3.0%
Ashland, Inc.	82	7,121
The Dow Chemical Co.	864	30,275
E.I. du Pont de Nemours & Co.	1,642	94,727
Huntsman Corp.	1,004	18,092
Kronos Worldwide, Inc.	162	2,679
Olin Corp.	700	17,080
Rockwood Holdings, Inc.	92	6,231

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
RPM International, Inc.	220	$7,753

		183,958
Commercial Banks - 5.7%
Bank of Hawaii Corp.	382	21,255
Fifth Third Bancorp	2,082	40,037
FirstMerit Corp.	582	13,048
FNB Corp./PA	496	6,269
Valley National Bancorp	570	5,900
Webster Financial Corp.	804	21,901
Wells Fargo & Co.	5,692	247,602

		356,012
Commercial Services & Supplies - 2.3%
Deluxe Corp.	940	38,550
KAR Auction Services, Inc.	258	6,564
Pitney Bowes, Inc.	2,134	35,232
R.R. Donnelley & Sons Co.	2,778	52,754
Waste Management, Inc.	312	13,113

		146,213
Communications Equipment - 2.3%
Cisco Systems, Inc.	3,180	81,249
Harris Corp.	574	32,758
Motorola Solutions, Inc.	580	31,802

		145,809
Computers & Peripherals - 3.2%
Dell, Inc.	2,544	32,232
Diebold, Inc.	492	16,069
Hewlett-Packard Co.	1,426	36,620
Lexmark International, Inc., Class A	1,206	45,213
Seagate Technology PLC	938	38,373
Western Digital Corp.	526	33,864

		202,371
Consumer Finance - 0.7%
SLM Corp.	1,640	40,524

Containers & Packaging - 1.9%
Avery Dennison Corp.	748	33,458
Greif, Inc., Class A	574	31,754
MeadWestvaco Corp.	196	7,242
Packaging Corp of America	716	38,514
Sonoco Products Co.	194	7,467

		118,435

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - 4.5%
Bank of America Corp.	1,456	$21,258
Citigroup, Inc.	392	20,439
JPMorgan Chase & Co.	4,124	229,830
NYSE Euronext	264	11,130

		282,657
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	2,734	96,428
CenturyLink, Inc.	436	15,631
Frontier Communications Corp.	948	4,133
Verizon Communications, Inc.	3,894	192,675

		308,867
Electric Utilities - 2.4%
American Electric Power Co., Inc.	816	37,821
Entergy Corp.	68	4,590
FirstEnergy Corp.	260	9,898
Hawaiian Electric Industries, Inc.	1,174	31,299
The Southern Co.	594	26,635
UIL Holdings Corp.	914	37,328

		147,571
Electrical Equipment - 1.8%
Emerson Electric Co.	1,278	78,431
Rockwell Automation, Inc.	358	34,672

		113,103
Electronic Equipment, Instruments & Components - 0.9%
Jabil Circuit, Inc.	1,454	33,427
Molex, Inc.	224	6,682
TE Connectivity Ltd.	324	16,537

		56,646
Energy Equipment & Services - 0.9%
Diamond Offshore Drilling, Inc.	236	15,916
RPC, Inc.	2,196	31,447
Schlumberger Ltd.	114	9,271

		56,634
Food & Staples Retailing - 1.4%
Safeway, Inc.	1,256	32,392
Sysco Corp.	938	32,371
Wal-Mart Stores, Inc.	286	22,291

		87,054
Food Products - 0.1%
B&G Foods, Inc.	240	8,362

	Shares	Value
Common Stocks - (continued)
Gas Utilities - 0.5%
AGL Resources, Inc.	738	$33,793

Health Care Equipment & Supplies - 0.6%
Medtronic, Inc.	680	37,563

Health Care Providers & Services - 0.5%
Cardinal Health, Inc.	442	22,140
Owens & Minor, Inc.	158	5,682
Select Medical Holdings Corp.	698	6,261

		34,083
Hotels, Restaurants & Leisure - 0.7%
Six Flags Entertainment Corp.	196	7,211
Starwood Hotels & Resorts Worldwide, Inc.	156	10,319
Wyndham Worldwide Corp.	142	8,847
Wynn Resorts Ltd.	136	18,106

		44,483
Household Durables - 1.4%
Garmin Ltd.	82	3,287
Leggett & Platt, Inc.	222	6,973
Newell Rubbermaid, Inc.	322	8,700
Tupperware Brands Corp.	366	30,846
Whirlpool Corp.	270	36,164

		85,970
Insurance - 3.4%
Aflac, Inc.	826	50,948
American National Insurance Co.	76	8,550
CNA Financial Corp.	530	18,821
Hartford Financial Services Group, Inc.	292	9,011
Lincoln National Corp.	863	35,961
Mercury General Corp.	148	6,542
Principal Financial Group, Inc.	498	21,593
Protective Life Corp.	416	18,025
Prudential Financial, Inc.	130	10,266
XL Group PLC	940	29,469

		209,186
Internet & Catalog Retail - 0.5%
HSN, Inc.	500	30,030

IT Services - 2.5%
Broadridge Financial Solutions, Inc.	1,244	36,001
International Business Machines Corp.	238	46,419

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Paychex, Inc.	258	$10,176
SAIC, Inc.	1,316	20,122
Visa, Inc., Class A	20	3,540
The Western Union Co.	2,170	38,973

		155,231
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	84	3,864
Mattel, Inc.	122	5,128

		8,992
Machinery - 0.8%
Caterpillar, Inc.	378	31,340
Deere & Co.	100	8,307
Harsco Corp.	274	7,058

		46,705
Media - 1.6%
Cablevision Systems Corp., Class A	420	7,850
Comcast Corp., Class A	268	12,081
Gannett Co., Inc.	1,438	37,043
Meredith Corp.	708	33,644
Regal Entertainment Group, Class A	462	8,709

		99,327
Metals & Mining - 0.8%
Commercial Metals Co.	1,694	26,240
Nucor Corp.	222	10,385
Steel Dynamics, Inc.	1,034	16,089

		52,714
Multiline Retail - 0.6%
Macy’s, Inc.	712	34,418
Nordstrom, Inc.	64	3,919

		38,337
Multi-Utilities - 3.6%
Ameren Corp.	466	16,688
Avista Corp.	554	15,944
CenterPoint Energy, Inc.	1,304	32,365
Consolidated Edison, Inc.	728	43,607
DTE Energy Co.	620	43,834
Integrys Energy Group, Inc.	60	3,768
Public Service Enterprise Group, Inc.	518	17,503
TECO Energy, Inc.	1,306	23,077

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Vectren Corp.	694	$25,692

		222,478
Office Electronics - 0.5%
Xerox Corp.	3,484	33,795

Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	1,000	125,890
ConocoPhillips	1,963	127,320
CVR Energy, Inc.	232	10,948
Exxon Mobil Corp.	1,290	120,938
Golar LNG Ltd.	114	3,936
Marathon Petroleum Corp.	448	32,852
Occidental Petroleum Corp.	596	53,074
Phillips 66	1,120	68,880
Spectra Energy Corp.	498	17,923
Teekay Corp.	166	6,585
The Williams Cos., Inc.	250	8,543

		576,889
Paper & Forest Products - 0.9%
Domtar Corp.	284	19,741
International Paper Co.	766	37,005

		56,746
Personal Products - 0.8%
Herbalife Ltd.	728	47,684

Pharmaceuticals - 7.8%
Bristol-Myers Squibb Co.	192	8,302
Eli Lilly & Co.	700	37,177
Johnson & Johnson	786	73,491
Merck & Co., Inc.	2,992	144,125
Pfizer, Inc.	7,336	214,431
Warner Chilcott PLC, Class A	496	10,570

		488,096
Real Estate Investment Trusts (REITs) - 4.3%
Camden Property Trust	106	7,477
CBL & Associates Properties, Inc.	326	7,423
Digital Realty Trust, Inc.	74	4,091
EPR Properties	122	6,146
Equity Residential	274	15,344
The Geo Group, Inc.	180	6,250
HCP, Inc.	158	6,931
Highwoods Properties, Inc.	90	3,265
Home Properties, Inc.	210	13,400

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Hospitality Properties Trust	410	$11,681
Kimco Realty Corp.	194	4,375
LaSalle Hotel Properties	264	7,112
Lexington Realty Trust	718	9,004
Liberty Property Trust	90	3,439
The Macerich Co.	66	4,095
Mack-Cali Realty Corp.	458	11,020
Medical Properties Trust, Inc.	232	3,387
MFA Financial, Inc.	704	5,618
National Health Investors, Inc.	70	4,381
National Retail Properties, Inc.	96	3,359
Newcastle Investment Corp.	1,278	7,412
Omega Healthcare Investors, Inc.	250	7,958
Regency Centers Corp.	134	7,066
Senior Housing Properties Trust	274	6,891
Simon Property Group, Inc.	476	76,189
Vornado Realty Trust	60	5,089
Washington Real Estate Investment Trust	386	10,376
Weingarten Realty Investors	218	6,828

		265,607
Road & Rail - 0.4%
Landstar System, Inc.	506	27,354

Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	874	14,255
Cypress Semiconductor Corp.*	540	6,896
KLA-Tencor Corp.	162	9,498
Linear Technology Corp.	792	32,124
Marvell Technology Group Ltd.	2,684	34,812
Microchip Technology, Inc.	226	8,981
NVIDIA Corp.	354	5,108
Texas Instruments, Inc.	816	31,987

		143,661
Software - 2.7%
CA, Inc.	1,254	37,294
Compuware Corp.	544	6,169
Microsoft Corp.	3,626	115,416
Oracle Corp.	220	7,117

		165,996
Specialty Retail - 2.8%
Best Buy Co., Inc.	1,548	46,579

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
GameStop Corp., Class A	760	$37,285
Guess?, Inc.	998	33,613
The Home Depot, Inc.	134	10,590
L Brands, Inc.	48	2,677
Pier 1 Imports, Inc.	284	6,674
Staples, Inc.	2,192	37,308

		174,726
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	208	11,051

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	542	8,222
People’s United Financial, Inc.	514	7,710

		15,932
Tobacco - 4.2%
Altria Group, Inc.	3,688	129,301
Lorillard, Inc.	538	22,881
Philip Morris International, Inc.	812	72,414
Reynolds American, Inc.	764	37,765

		262,361

Total Common Stocks (Cost $5,492,878)		6,223,007

Total Investment Securities (Cost $5,492,878) — 99.9%		6,223,007

Other assets less liabilities — 0.1%†		3,723

Net Assets — 100.0%		$6,226,730

*	Non-income producing security.
†	Amount represents less than 0.05%

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$750,230
Aggregate gross unrealized depreciation	(20,265)

Net unrealized appreciation	$729,965

Federal income tax cost of investments	$5,493,042

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Aerospace & Defense - 3.1%
Exelis, Inc.	6,400	$94,592
L-3 Communications Holdings, Inc.	1,440	134,136
Lockheed Martin Corp.	2,350	282,282
Northrop Grumman Corp.	2,450	225,547
Raytheon Co.	3,060	219,830

		956,387
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	2,720	162,166
United Parcel Service, Inc., Class B	3,130	271,684

		433,850
Automobiles - 0.9%
Ford Motor Co.	15,710	265,185

Beverages - 1.8%
Dr Pepper Snapple Group, Inc.	3,500	163,590
PepsiCo, Inc.	4,560	380,942

		544,532
Capital Markets - 0.7%
Apollo Investment Corp.	1,210	9,838
Ares Capital Corp.	1,800	32,022
Federated Investors, Inc., Class B	5,640	163,729

		205,589
Chemicals - 2.7%
The Dow Chemical Co.	3,120	109,325
E.I. du Pont de Nemours & Co.	7,940	458,059
Kronos Worldwide, Inc.	1,940	32,088
Olin Corp.	5,600	136,640
The Scotts Miracle-Gro Co., Class A	1,590	79,897

		816,009
Commercial Banks - 4.7%
Bank of Hawaii Corp.	2,850	158,574
BankUnited, Inc.	1,200	36,288
BB&T Corp.	3,860	137,763
Cullen/Frost Bankers, Inc.	1,240	89,330
FirstMerit Corp.	2,920	65,466
FNB Corp./PA	2,560	32,358
M&T Bank Corp.	1,510	176,459
Trustmark Corp.	1,180	31,825
Valley National Bancorp	2,860	29,601

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Wells Fargo & Co.	15,730	$684,255

		1,441,919
Commercial Services & Supplies - 2.3%
Covanta Holding Corp.	942	19,603
Healthcare Services Group, Inc.	6,470	159,227
Iron Mountain, Inc.	990	27,522
KAR Auction Services, Inc.	774	19,691
Pitney Bowes, Inc.	8,850	146,113
R.R. Donnelley & Sons Co.	13,750	261,112
Waste Management, Inc.	1,570	65,987

		699,255
Communications Equipment - 1.8%
Cisco Systems, Inc.	15,390	393,215
Harris Corp.	2,920	166,644

		559,859
Computers & Peripherals - 2.2%
Diebold, Inc.	2,410	78,711
Hewlett-Packard Co.	6,900	177,192
Lexmark International, Inc., Class A	5,940	222,691
Seagate Technology PLC	4,530	185,322

		663,916
Consumer Finance - 0.6%
SLM Corp.	7,900	195,209

Containers & Packaging - 2.1%
Bemis Co., Inc.	3,780	155,698
Greif, Inc., Class A	2,750	152,130
Packaging Corp of America	3,520	189,341
Sonoco Products Co.	3,750	144,338

		641,507
Distributors - 0.3%
Genuine Parts Co.	1,180	96,748

Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,960	93,033

Diversified Financial Services - 2.1%
Bank of America Corp.	7,260	105,996
Citigroup, Inc.	2,110	110,015
JPMorgan Chase & Co.	3,790	211,217
McGraw Hill Financial, Inc.	2,850	176,301
NYSE Euronext	1,110	46,798

		650,327

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	12,260	$432,410
CenturyLink, Inc.	1,130	40,511
Frontier Communications Corp.	8,220	35,839
Verizon Communications, Inc.	18,020	891,630

		1,400,390
Electric Utilities - 2.4%
American Electric Power Co., Inc.	3,240	150,174
Entergy Corp.	740	49,950
FirstEnergy Corp.	490	18,654
Hawaiian Electric Industries, Inc.	3,840	102,375
NV Energy, Inc.	2,090	49,387
The Southern Co.	4,160	186,534
UIL Holdings Corp.	4,010	163,768

		720,842
Electrical Equipment - 1.1%
Emerson Electric Co.	5,690	349,195

Electronic Equipment, Instruments & Components - 0.0%†
Molex, Inc.	380	11,335

Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc.	890	60,022
RPC, Inc.	11,070	158,522
Schlumberger Ltd.	180	14,639

		233,183
Food & Staples Retailing - 5.0%
The Kroger Co.	5,710	224,232
Safeway, Inc.	5,870	151,387
Sysco Corp.	5,410	186,699
Wal-Mart Stores, Inc.	12,270	956,324

		1,518,642
Food Products - 0.5%
Campbell Soup Co.	840	39,312
ConAgra Foods, Inc.	342	12,384
General Mills, Inc.	1,510	78,520
Kellogg Co.	414	27,423

		157,639
Gas Utilities - 0.9%
AGL Resources, Inc.	2,520	115,391

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
WGL Holdings, Inc.	3,830	$176,065

		291,456
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories	2,100	76,923

Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	1,500	75,135
Owens & Minor, Inc.	4,330	155,707
Select Medical Holdings Corp.	3,670	32,920

		263,762
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	4,340	174,251
Cracker Barrel Old Country Store, Inc.	2,060	201,674
Six Flags Entertainment Corp.	980	36,054

		411,979
Household Durables - 0.7%
Garmin Ltd.	890	35,671
Leggett & Platt, Inc.	1,120	35,179
Tupperware Brands Corp.	1,810	152,547

		223,397
Household Products - 0.9%
The Clorox Co.	1,950	167,583
Kimberly-Clark Corp.	960	94,848

		262,431
Insurance - 4.7%
Allied World Assurance Co. Holdings AG	1,760	166,584
American National Insurance Co.	350	39,375
Arthur J Gallagher & Co.	1,130	50,149
Cincinnati Financial Corp.	1,070	52,430
Erie Indemnity Co., Class A	1,310	105,285
Fidelity National Financial, Inc., Class A	6,260	153,245
The Hanover Insurance Group, Inc.	528	28,422
Marsh & McLennan Cos., Inc.	4,610	193,021
Mercury General Corp.	750	33,150
PartnerRe Ltd.	1,320	118,193
ProAssurance Corp.	1,530	81,901
The Travelers Cos., Inc.	3,370	281,563
Validus Holdings Ltd.	3,040	107,707

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Willis Group Holdings PLC	666	$28,505

		1,439,530
Internet Software & Services - 0.3%
IAC/InterActiveCorp	1,610	81,482

IT Services - 6.1%
Accenture PLC, Class A	6,430	474,598
Automatic Data Processing, Inc.	1,730	124,715
Booz Allen Hamilton Holding Corp.	8,610	184,082
Broadridge Financial Solutions, Inc.	6,150	177,981
Fidelity National Information Services, Inc.	3,420	147,607
International Business Machines Corp.	1,670	325,717
Paychex, Inc.	1,370	54,033
SAIC, Inc.	11,530	176,294
Visa, Inc., Class A	100	17,701
The Western Union Co.	10,520	188,939

		1,871,667
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	550	25,300
Mattel, Inc.	492	20,679

		45,979
Media - 2.3%
Cablevision Systems Corp., Class A	2,090	39,062
Comcast Corp., Class A	1,370	61,760
Gannett Co., Inc.	7,320	188,563
John Wiley & Sons, Inc., Class A	730	32,945
Meredith Corp.	3,510	166,795
Omnicom Group, Inc.	780	50,131
Regal Entertainment Group, Class A	2,170	40,904
Time Warner Cable, Inc.	1,080	123,196

		703,356
Metals & Mining - 0.6%
Commercial Metals Co.	9,040	140,029
Nucor Corp.	1,120	52,394

		192,423
Multiline Retail - 0.6%
Kohl’s Corp.	3,290	174,304

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - 2.5%
Ameren Corp.	1,490	$53,357
Avista Corp.	1,720	49,502
CenterPoint Energy, Inc.	1,390	34,500
Consolidated Edison, Inc.	2,200	131,780
Integrys Energy Group, Inc.	1,370	86,036
PG&E Corp.	2,340	107,383
Public Service Enterprise Group, Inc.	3,160	106,776
TECO Energy, Inc.	5,640	99,659
Vectren Corp.	2,920	108,098

		777,091
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	4,920	619,379
ConocoPhillips	9,870	640,168
CVR Energy, Inc.	2,430	114,672
Exxon Mobil Corp.	16,000	1,500,000
Golar LNG Ltd.	760	26,243
Spectra Energy Corp.	2,360	84,936
Teekay Corp.	830	32,926
The Williams Cos., Inc.	738	25,217

		3,043,541
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	564	24,387
Eli Lilly & Co.	2,920	155,081
Johnson & Johnson	3,360	314,160
Merck & Co., Inc.	14,750	710,507
Pfizer, Inc.	36,190	1,057,834
Questcor Pharmaceuticals, Inc.	1,480	98,894
Warner Chilcott PLC, Class A	2,400	51,144

		2,412,007
Real Estate Investment Trusts (REITs) - 4.7%
Alexander’s, Inc.	270	81,540
Annaly Capital Management, Inc.	580	6,914
Digital Realty Trust, Inc.	130	7,188
EastGroup Properties, Inc.	920	56,911
EPR Properties	790	39,800
Equity Residential	1,270	71,120
The Geo Group, Inc.	1,260	43,747
HCP, Inc.	700	30,709
Highwoods Properties, Inc.	1,080	39,182
Home Properties, Inc.	500	31,905

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Hospitality Properties Trust	5,090	$145,014
Lexington Realty Trust	2,112	26,484
Liberty Property Trust	1,170	44,706
Mack-Cali Realty Corp.	1,100	26,466
Medical Properties Trust, Inc.	2,140	31,244
MFA Financial, Inc.	3,750	29,925
Mid-America Apartment Communities, Inc.	600	40,530
National Health Investors, Inc.	1,390	87,000
National Retail Properties, Inc.	1,190	41,638
Newcastle Investment Corp.	4,050	23,490
Omega Healthcare Investors, Inc.	1,160	36,923
Piedmont Office Realty Trust, Inc., Class A	3,000	54,270
Plum Creek Timber Co., Inc.	2,130	103,901
Rayonier, Inc.	1,860	108,698
Realty Income Corp.	336	14,586
Senior Housing Properties Trust	1,610	40,492
Simon Property Group, Inc.	610	97,637
Washington Real Estate Investment Trust	1,460	39,245
Weingarten Realty Investors	1,290	40,403

		1,441,668
Road & Rail - 0.5%
Landstar System, Inc.	2,650	143,259

Semiconductors & Semiconductor Equipment - 1.2%
Cypress Semiconductor Corp.*	1,746	22,296
Linear Technology Corp.	3,940	159,806
Microchip Technology, Inc.	1,040	41,330
Texas Instruments, Inc.	3,690	144,648
Xilinx, Inc.	230	10,739

		378,819
Software - 2.9%
CA, Inc.	5,920	176,061
Compuware Corp.	2,630	29,824
Microsoft Corp.	17,810	566,892
Oracle Corp.	1,460	47,231
Symantec Corp.	2,330	62,165

		882,173

	Shares	Value
Common Stocks - (continued)
Specialty Retail - 4.3%
American Eagle Outfitters, Inc.	7,230	$141,997
Best Buy Co., Inc.	6,910	207,922
Foot Locker, Inc.	4,320	156,082
GameStop Corp., Class A	3,810	186,919
The Home Depot, Inc.	2,280	180,188
L Brands, Inc.	1,900	105,963
Rent-A-Center, Inc.	4,100	163,959
Staples, Inc.	10,850	184,667

		1,327,697
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	2,800	42,476
People’s United Financial, Inc.	2,620	39,300

		81,776
Tobacco - 4.2%
Altria Group, Inc.	17,870	626,522
Lorillard, Inc.	4,090	173,948
Philip Morris International, Inc.	3,990	355,828
Reynolds American, Inc.	2,440	120,609

		1,276,907
Total Common Stocks (Cost $28,548,150)		30,458,178

Total Investment Securities (Cost $28,548,150) — 99.4%		30,458,178

Other assets less liabilities — 0.6%		177,237

Net Assets — 100.0%		$30,635,415

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,032,342
Aggregate gross unrealized depreciation	(121,376)

Net unrealized appreciation	$1,910,966

Federal income tax cost of investments	$28,547,212

Futures Contracts Purchased

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	2	09/20/13	$168,050	$2,902

Cash collateral in the amount of $4,398 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 97.7%
Aerospace & Defense - 0.8%
BAE Systems PLC	36,024	$243,525

Air Freight & Logistics - 0.4%
Deutsche Post AG	3,876	108,442

Auto Components - 1.8%
Bridgestone Corp.	3,800	134,452
Cie Generale des Etablissements Michelin	816	81,784
Nokian Renkaat Oyj	1,632	72,358
Valeo S.A.	2,928	231,799

		520,393
Automobiles - 1.9%
Bayerische Motoren Werke AG (Preference)	936	71,030
Daihatsu Motor Co. Ltd.	8,000	175,365
Daimler AG	684	47,429
Ford Otomotiv Sanayi AS	4,212	60,064
Fuji Heavy Industries Ltd.	2,000	49,250
Nissan Motor Co. Ltd.	11,100	115,903
Tofas Turk Otomobil Fabrikasi AS	8,580	56,760

		575,801
Building Products - 0.8%
Asahi Glass Co. Ltd.	24,000	154,949
Cie de St-Gobain	1,752	81,075

		236,024
Capital Markets - 2.0%
Administradora de Fondos de Pensiones Habitat S.A.	81,504	124,965
ICAP PLC	36,564	225,501
IGM Financial, Inc.	3,720	176,619
Macquarie Korea Infrastructure Fund	10,080	61,103

		588,188
Chemicals - 2.9%
BASF SE	3,324	294,222
Formosa Chemicals & Fibre Corp.	17,510	43,561
Hitachi Chemical Co. Ltd.	1,300	21,822
Israel Chemicals Ltd.	6,264	50,066
LyondellBasell Industries N.V., Class A	1,512	103,890
Mitsubishi Chemical Holdings Corp.	9,500	44,527
Nitto Denko Corp.	3,000	168,675

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Sumitomo Chemical Co. Ltd.	13,000	$42,692
Synthos S.A.	41,304	56,737
TSRC Corp.	15,000	27,212

		853,404
Commercial Banks - 13.0%
Aozora Bank Ltd.	76,000	234,132
Australia & New Zealand Banking Group Ltd.	9,948	265,692
Bank of China Ltd., Class H	675,000	282,869
Bank of Montreal	2,844	176,690
Canadian Imperial Bank of Commerce	3,600	272,893
Commonwealth Bank of Australia	13,920	927,069
HSBC Holdings PLC	19,800	224,473
Industrial & Commercial Bank of China Ltd., Class H	218,000	143,359
Komercni Banka AS	1,296	252,296
Malayan Banking Bhd	20,000	63,255
Mizuho Financial Group, Inc.	103,100	212,794
National Australia Bank Ltd.	8,916	249,892
Royal Bank of Canada	210	13,106
Swedbank AB	10,980	264,089
Westpac Banking Corp.	10,392	288,089

		3,870,698
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co. Ltd.	5,000	44,431

Communications Equipment - 1.0%
HTC Corp.	17,000	90,424
VTech Holdings Ltd.	13,300	203,564

		293,988
Computers & Peripherals - 0.5%
Chicony Electronics Co. Ltd.	13,100	31,367
Quanta Computer, Inc.	32,000	74,487
Wistron Corp.*	29,000	27,659

		133,513
Construction & Engineering - 1.3%
Bouygues S.A.	2,664	77,717
Eiffage S.A.	1,500	80,278
Ferrovial S.A.	4,404	74,853

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Koninklijke Boskalis Westminster N.V.	800	$30,004
Vinci S.A.	2,064	111,244

		374,096
Construction Materials - 0.2%
Asia Cement Corp.	26,000	32,645
Taiwan Cement Corp.	29,000	35,444

		68,089
Consumer Finance - 0.6%
Provident Financial PLC	7,092	181,491

Diversified Financial Services - 0.7%
African Bank Investments Ltd.	131,760	193,466

Diversified Telecommunication Services - 5.7%
Belgacom S.A.	10,368	253,660
Bell Aliant, Inc.	2,376	64,274
Bezeq The Israeli Telecommunication Corp. Ltd.	189,660	306,368
Deutsche Telekom AG	12,228	148,536
Elisa Oyj	3,552	76,172
Magyar Telekom Telecommunications PLC	39,192	53,611
Orange S.A.	7,980	78,296
Swisscom AG	108	48,063
TDC A/S	8,232	71,903
Telecom Corp of New Zealand Ltd.	122,496	219,377
Telecom Egypt Co.	33,420	64,215
Telefonica Czech Republic AS	4,248	63,524
Telefonica S.A.	3,612	51,391
Telekomunikacja Polska S.A.	27,612	65,514
TeliaSonera AB	9,648	69,674
Turk Telekomunikasyon AS	14,436	51,874

		1,686,452
Electric Utilities - 1.0%
CEZ AS	1,140	27,099
EDP - Energias de Portugal S.A.	21,780	77,218
Fortum Oyj	3,624	71,460
Light S.A.	3,400	26,357
PGE S.A.	13,032	61,556

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Terna Rete Elettrica Nazionale SpA	9,588	$42,650

		306,340
Electronic Equipment, Instruments & Components - 0.6%
Hoya Corp.	8,400	180,546

Food & Staples Retailing - 2.1%
Koninklijke Ahold N.V.	10,272	168,927
Lawson, Inc.	2,100	163,978
Metro AG	1,212	41,706
Seven & I Holdings Co. Ltd.	3,400	127,904
Wesfarmers Ltd.	3,156	115,386

		617,901
Food Products - 1.9%
Nestle S.A.	3,576	241,312
Orkla ASA	8,184	63,144
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,397,000	152,239
PT Astra Agro Lestari, Tbk	78,500	118,772

		575,467
Gas Utilities - 1.4%
Aygaz AS	11,208	51,122
Enagas S.A.	6,624	163,248
Gas Natural SDG S.A.	2,232	45,346
Snam SpA	33,540	158,014

		417,730
Hotels, Restaurants & Leisure - 1.9%
Berjaya Sports Toto Bhd	113,900	146,764
Gtech SpA	1,416	39,184
Sands China Ltd.	11,600	62,746
Tatts Group Ltd.	63,204	180,945
TUI Travel PLC	7,860	45,544
Wynn Macau Ltd.	30,400	86,237

		561,420
Household Durables - 0.1%
Husqvarna AB, Class B	5,736	34,350

Household Products - 0.0%†
Svenska Cellulosa AB, Class A	394	10,393

Independent Power Producers & Energy Traders - 1.2%
AES Tiete S.A.	22,900	210,817

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power Producers & Energy Traders - (continued)
Tractebel Energia S.A.	8,900	$140,791

		351,608
Insurance - 8.6%
Aegon N.V.	8,220	63,252
Allianz SE	1,932	300,666
AXA S.A.	16,092	354,171
Baloise Holding AG	456	49,372
CNP Assurances	2,196	37,091
Euler Hermes S.A.	1,764	197,083
Gjensidige Forsikring ASA	9,696	149,603
Great-West Lifeco, Inc.	1,512	43,755
Legal & General Group PLC	75,456	220,668
Mapfre S.A.	11,556	42,198
Mediolanum SpA	13,764	104,176
Muenchener Rueckversicherungs AG	1,608	318,569
Power Financial Corp.	2,532	79,429
RSA Insurance Group PLC	90,324	171,170
SCOR SE	1,296	41,344
Standard Life PLC	11,172	64,243
Sun Life Financial, Inc.	2,832	91,622
Zurich Insurance Group AG*	876	234,851

		2,563,263
Leisure Equipment & Products - 1.0%
Namco Bandai Holdings, Inc.	13,900	224,141
Sankyo Co. Ltd.	1,400	61,634

		285,775
Machinery - 1.5%
Hino Motors Ltd.	15,00k0	229,831
Metso Oyj	1,776	62,423
Zardoya Otis S.A.^	365	5,307
Zardoya Otis S.A.	10,914	158,689

		456,250
Metals & Mining - 3.3%
BHP Billiton Ltd.	1,932	60,061
Eregli Demir ve Celik Fabrikalari TAS	136,896	136,019
IAMGOLD Corp.	10,980	56,606
Iluka Resources Ltd.	15,120	149,535
Jastrzebska Spolka Weglowa S.A.	2,652	55,472

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
KGHM Polska Miedz S.A.	1,716	$59,465
Kumba Iron Ore Ltd.	4,416	195,179
MMC Norilsk Nickel OJSC (ADR)	5,138	68,901
Shougang Fushan Resources Group Ltd.	586,000	191,924
Voestalpine AG	306	11,708

		984,870
Multiline Retail - 0.2%
Marks & Spencer Group PLC	8,376	61,143

Multi-Utilities - 1.0%
E.ON SE	8,544	144,707
RWE AG	3,828	114,870
Suez Environnement Co.	2,808	39,728

		299,305
Office Electronics - 0.7%
Canon, Inc.	5,000	153,779
Ricoh Co. Ltd.	6,000	67,226

		221,005
Oil, Gas & Consumable Fuels - 11.2%
ARC Resources Ltd.	1,764	44,441
Baytex Energy Corp.	3,720	150,891
BP PLC	12,192	84,018
Canadian Oil Sands Ltd.	8,196	158,969
Encana Corp.	3,204	56,161
ENI SpA	22,728	501,279
Gazprom OAO (ADR)	47,783	370,318
Harum Energy Tbk PT	542,500	137,242
Indo Tambangraya Megah Tbk PT	69,000	162,471
Penn West Petroleum Ltd.	24,924	294,564
Royal Dutch Shell PLC, Class A	2,004	67,994
Royal Dutch Shell PLC, Class B	13,896	488,650
Surgutneftegas OAO (ADR)	11,232	74,019
TonenGeneral Sekiyu KK	4,000	38,554
Total S.A.	9,468	504,141
Tupras Turkiye Petrol Rafinerileri AS	7,848	167,267
Vermilion Energy, Inc.	804	43,084

		3,344,063

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - 0.5%
Stora Enso Oyj, Class R	9,696	$71,777
UPM-Kymmene Oyj	6,336	70,545

		142,322
Personal Products - 0.2%
Shiseido Co. Ltd.	4,700	72,014

Pharmaceuticals - 7.8%
AstraZeneca PLC	11,100	561,219
Bayer AG	75	8,699
Eisai Co. Ltd.	4,000	168,573
GlaxoSmithKline PLC	26,568	678,289
Novartis AG	1,992	142,783
Ono Pharmaceutical Co. Ltd.	3,000	191,856
Orion Oyj, Class B	8,880	216,842
Roche Holding AG	660	161,955
Sanofi	1,836	195,449

		2,325,665
Professional Services - 0.4%
Adecco S.A.*	1,308	82,704
Randstad Holding N.V.	924	44,495

		127,199
Real Estate Investment Trusts (REITs) - 2.2%
Calloway Real Estate Investment Trust	8,400	206,476
CapitaCommercial Trust	118,000	130,139
Corio NV	1,476	64,451
Gecina S.A.	336	41,145
Japan Retail Fund Investment Corp.	5	9,811
Klepierre	996	43,102
RioCan Real Estate Investment Trust	1,432	33,904
Stockland	20,400	65,543
Westfield Retail Trust	23,724	64,086

		658,657
Real Estate Management & Development - 2.9%
Daito Trust Construction Co. Ltd.	1,800	163,977
Evergrande Real Estate Group Ltd.*	563,000	223,593
Greentown China Holdings Ltd.	40,500	80,422
Guangzhou R&F Properties Co. Ltd., Class H	95,600	148,663

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
KWG Property Holding Ltd.	234,500	$134,556
Redefine Properties Ltd.	33,732	33,428
Swiss Prime Site AG*	852	62,445

		847,084
Semiconductors & Semiconductor Equipment - 1.1%
Radiant Opto-Electronics Corp.	61,800	193,933
Samsung Electronics Co. Ltd.	96	109,380
STMicroelectronics N.V.	324	2,780
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	10,254

		316,347
Software - 0.1%
Trend Micro, Inc.	1,200	39,774

Specialty Retail - 0.2%
Esprit Holdings Ltd.	26,500	43,191
Hennes & Mauritz AB, Class B	395	14,674

		57,865
Textiles, Apparel & Luxury Goods - 0.6%
Anta Sports Products Ltd.	69,000	77,939
Bosideng International Holdings Ltd.	244,000	50,654
Grendene S.A.	6,300	58,963

		187,556
Tobacco - 4.2%
British American Tobacco Malaysia Bhd	3,400	64,248
British American Tobacco PLC	17,268	917,841
Imperial Tobacco Group PLC	4,272	142,873
Japan Tobacco, Inc.	3,500	121,880

	1,246,842
Trading Companies & Distributors - 0.9%
Marubeni Corp.	7,000	48,538
Rexel S.A.	1,500	36,320
Sumitomo Corp.	14,100	188,086

		272,944
Transportation Infrastructure - 3.1%
Abertis Infraestructuras S.A.	12,744	236,148
Atlantia SpA	14,328	271,303

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Hopewell Highway Infrastructure Ltd.	124,000	$58,839
Hutchison Port Holdings Trust, Class U	82,000	60,680
Jiangsu Expressway Co. Ltd., Class H	150,000	155,893
Sydney Airport	46,848	150,937

		933,800
Wireless Telecommunication Services - 2.0%
Tele2 AB, Class B	5,484	70,061
Vodacom Group Ltd.	20,220	238,149
Vodafone Group PLC	94,524	283,024

		591,234

Total Common Stocks (Cost $29,306,946)		29,062,733

Preferred Stocks - 1.8%
Auto Components - 0.2%
Pirelli & C. SpA	7,320	64,103

Automobiles - 0.9%
Porsche Automobil Holding SE	3,048	259,188

Capital Markets - 0.0%†
Korea Investment Holdings Co. Ltd.	400	6,160

Independent Power Producers & Energy Traders - 0.7%
AES Tiete S.A.	20,800	206,606

Industrial Conglomerates - 0.0%†
Doosan Corp.	116	6,133

Oil, Gas & Consumable Fuels - 0.0%†
SK Innovation Co. Ltd.	96	5,623

Total Preferred Stocks (Cost $536,000)		547,813

Total Investment Securities (Cost $29,842,946) — 99.5%		29,610,546

Other assets less liabilities — 0.5%		143,093

Net Assets — 100.0%		$29,753,639

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $5,307 or 0.02% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2013 (Unaudited)

Futures Contracts Purchased

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
SGX S&P CNX Nifty Index Futures Contracts	16	08/29/13	$184,864	$(11,185)

Cash collateral in the amount of $22,531 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Depreciation
INR	1,196,490	Citibank N.A.	USD	20,000	09/18/13	$(574)
INR	4,848,000	Morgan Stanley	USD	80,000	09/18/13	(1,290)
INR	2,360,400	UBS AG	USD	40,000	09/18/13	(1,677)

						$(3,541)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2013 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Australia	8.5%
Austria	0.0 †
Belgium	0.9
Brazil	2.2
Canada	6.6
Chile	0.4
China	5.5
Czech Republic	1.2
Denmark	0.2
Egypt	0.2
Finland	2.2
France	7.5
Germany	6.2
Hong Kong	1.0
Hungary	0.2
Indonesia	1.9
Israel	1.2
Italy	4.0
Japan	12.3
Malaysia	0.9
Netherlands	1.6
New Zealand	0.7
Norway	0.7
Poland	1.0
Portugal	0.3
Russia	1.7
Singapore	0.6
South Africa	2.2
South Korea	0.6
Spain	2.6
Sweden	1.6
Switzerland	3.4
Taiwan	1.9
Turkey	1.8
United Kingdom	15.7
Other [1]	0.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 96.0%
Aerospace & Defense - 1.0%
BAE Systems PLC	3,042	$20,564
Bombardier, Inc., Class B	800	3,860

		24,424
Auto Components - 2.8%
Aisin Seiki Co. Ltd.	100	3,955
Cie Generale des Etablissements Michelin	69	6,916
Continental AG	121	19,023
GKN PLC	856	4,543
Magna International, Inc.	100	7,641
Nokian Renkaat OYJ	150	6,650
Pirelli & C. SpA	243	3,188
Valeo S.A.	240	19,000

		70,916
Automobiles - 2.4%
Bayerische Motoren Werke AG	124	12,117
Bayerische Motoren Werke AG (Preference)	47	3,567
Daimler AG	154	10,678
Nissan Motor Co. Ltd.	900	9,397
Renault S.A.	270	21,214
Tofas Turk Otomobil Fabrikasi AS	595	3,936

		60,909
Beverages - 0.8%
Asahi Group Holdings Ltd.	200	5,081
Kirin Holdings Co. Ltd.	1,000	14,753

		19,834
Biotechnology - 0.4%
Actelion Ltd.*	153	10,127

Building Products - 0.8%
Asahi Glass Co. Ltd.	2,000	12,912
Cie de St-Gobain	154	7,127

		20,039
Capital Markets - 1.7%
Ashmore Group PLC	2,345	13,179
ICAP PLC	2,445	15,079
Macquarie Group Ltd.	119	4,687
Schroders PLC	328	9,543

		42,488

	Shares	Value
Common Stocks - (continued)
Chemicals - 1.9%
BASF SE	413	$36,557
Formosa Chemicals & Fibre Corp.	1,030	2,562
Formosa Plastics Corp.	1,040	2,615
Synthos S.A.	3,350	4,602
TSRC Corp.	1,000	1,814

		48,150
Commercial Banks - 13.2%
Agricultural Bank of China Ltd., Class H	8,000	3,239
Australia & New Zealand Banking Group Ltd.	750	20,031
Bank of China Ltd., Class H	56,000	23,468
China Citic Bank Corp. Ltd., Class H	12,000	5,555
China Construction Bank Corp., Class H	37,000	27,623
China Merchants Bank Co. Ltd., Class H	6,000	10,089
Commonwealth Bank of Australia	1,140	75,924
HSBC Holdings PLC	1,596	18,094
Industrial & Commercial Bank of China Ltd., Class H	49,000	32,223
Industrial Bank of Korea	240	2,435
Malayan Banking Bhd	1,700	5,377
National Australia Bank Ltd.	740	20,740
Nordea Bank AB	2,012	25,412
Raiffeisen Bank International AG	65	1,972
Sberbank of Russia (ADR)	929	10,711
Societe Generale S.A.	3	120
Swedbank AB	922	22,176
Westpac Banking Corp.	1,003	27,805

		332,994
Communications Equipment - 1.1%
HTC Corp.	2,000	10,638
VTech Holdings Ltd.	1,100	16,836

		27,474
Computers & Peripherals - 0.2%
Quanta Computer, Inc.	1,000	2,328
Wistron Corp.*	2,000	1,907

		4,235

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - 2.2%
Bouygues S.A.	203	$5,922
Ferrovial S.A.	275	4,674
JGC Corp.	1,000	35,179
Vinci S.A.	175	9,432

		55,207
Construction Materials - 0.5%
Asia Cement Corp.	3,000	3,767
CRH PLC	274	5,749
Taiwan Cement Corp.	2,000	2,444

		11,960
Distributors - 0.1%
Inchcape PLC	389	3,365

Diversified Financial Services - 1.6%
African Bank Investments Ltd.	11,148	16,369
Eurazeo	2	128
Industrivarden AB, Class A	574	10,943
Industrivarden AB, Class C	435	7,800
ORIX Corp.	400	5,918

		41,158
Diversified Telecommunication Services - 5.4%
Belgacom S.A.	887	21,701
Bezeq The Israeli Telecommunication Corp. Ltd.	15,608	25,213
Elisa OYJ	360	7,720
Magyar Telekom Telecommunications PLC	3,611	4,940
Nippon Telegraph & Telephone Corp.	200	10,035
Orange S.A.	689	6,760
TDC A/S	1,086	9,486
Telecom Corp of New Zealand Ltd.	6,239	11,173
Telecom Egypt Co.	2,644	5,080
Telefonica S.A.	1,591	22,637
TeliaSonera AB	859	6,203
Turk Telekomunikasyon AS	1,326	4,765

		135,713
Electric Utilities - 1.2%
CEZ AS	294	6,989
EDP - Energias de Portugal S.A.	2,152	7,630
Electricite de France S.A.	164	4,803

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Light S.A.	200	$1,550
PGE S.A.	1,287	6,079
Terna Rete Elettrica Nazionale SpA	788	3,505

		30,556
Electrical Equipment - 0.6%
Schneider Electric S.A.	197	15,645

Electronic Equipment, Instruments & Components - 1.5%
Hexagon AB, Class B	74	2,251
Hitachi Ltd.	2,000	13,380
Hoya Corp.	700	15,045
Omron Corp.	100	3,086
Unimicron Technology Corp.	3,000	2,756

		36,518
Food & Staples Retailing - 2.8%
Carrefour S.A.	701	21,474
Koninklijke Ahold N.V.	914	15,031
Metro AG	100	3,441
Seven & I Holdings Co. Ltd.	300	11,286
Wesfarmers Ltd.	539	19,756

		70,988
Food Products - 1.0%
MEIJI Holdings Co. Ltd.	100	4,677
Nestle S.A.	259	17,478
Nissin Foods Holdings Co. Ltd.	100	3,960

		26,115
Gas Utilities - 0.7%
Aygaz AS	868	3,959
Snam SpA	2,808	13,229

		17,188
Hotels, Restaurants & Leisure - 1.2%
Berjaya Sports Toto Bhd	8,800	11,339
InterContinental Hotels Group PLC	369	10,668
Tatts Group Ltd.	3,036	8,692

		30,699
Household Durables - 0.1%
Husqvarna AB, Class A	424	2,540

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power Producers & Energy Traders - 0.7%
AES Tiete S.A.	1,900	$17,491

Industrial Conglomerates - 1.3%
Far Eastern New Century Corp.	3,000	3,386
Shanghai Industrial Holdings Ltd.	1,000	3,108
Siemens AG	244	26,668

		33,162
Insurance - 8.4%
Aegon N.V.	644	4,956
Allianz SE	162	25,211
AXA S.A.	1,345	29,602
Baloise Holding AG	12	1,299
CNP Assurances	182	3,074
Euler Hermes S.A.	111	12,402
Legal & General Group PLC	6,167	18,035
Manulife Financial Corp.	700	12,317
Muenchener Rueckversicherungs AG	113	22,387
Old Mutual PLC	4,815	14,176
Prudential PLC	1,971	34,872
RSA Insurance Group PLC	7,589	14,382
SCOR SE	118	3,764
Zurich Insurance Group AG*	55	14,745

		211,222
IT Services - 0.3%
NTT Data Corp.	2	7,158

Leisure Equipment & Products - 0.2%
Sankyo Co. Ltd.	100	4,402

Machinery - 4.0%
FANUC Corp.	100	15,109
Hino Motors Ltd.	1,000	15,322
Hitachi Construction Machinery Co. Ltd.	100	1,967
IMI PLC	1,000	20,800
Komatsu Ltd.	400	8,898
Metso OYJ	146	5,132
OC Oerlikon Corp. AG*	430	5,623
Sandvik AB	572	7,216
Scania AB, Class B	165	3,428
SKF AB	210	5,816

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
SKF AB, Class B	287	$7,939
Volvo AB, Class A	226	3,318

		100,568
Media - 0.6%
ProSiebenSat.1 Media AG	93	3,808
UBM PLC	251	2,708
WPP PLC	476	8,544

		15,060
Metals & Mining - 5.2%
BHP Billiton Ltd.	284	8,829
BHP Billiton PLC	691	19,684
Eramet	20	1,755
Eregli Demir ve Celik Fabrikalari TAS	11,277	11,205
First Quantum Minerals Ltd.	900	14,445
Grupo Mexico SAB de CV	4,600	14,106
Jastrzebska Spolka Weglowa S.A.	222	4,644
Jiangxi Copper Co. Ltd., Class H	4,000	6,746
Kazakhmys PLC	1,107	4,368
KGHM Polska Miedz S.A.	53	1,837
Kumba Iron Ore Ltd.	207	9,149
MMC Norilsk Nickel OJSC (ADR)	485	6,504
Shougang Fushan Resources Group Ltd.	16,000	5,240
Teck Resources Ltd., Class B	815	19,074
Voestalpine AG	86	3,290

		130,876
Multi-Utilities - 2.0%
E.ON SE	1,482	25,100
RWE AG	102	3,063
Veolia Environnement S.A.	1,592	21,319

		49,482
Oil, Gas & Consumable Fuels - 11.2%
Baytex Energy Corp.	300	12,169
BP PLC	1,000	6,891
Cameco Corp.	200	4,058
Canadian Natural Resources Ltd.	800	24,769
Canadian Oil Sands Ltd.	643	12,472
ENI S.p.A.	1,927	42,501

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Gazprom OAO (ADR)	3,548	$27,497
Indo Tambangraya Megah Tbk PT	6,000	14,128
JX Holdings, Inc.	600	3,178
Penn West Petroleum Ltd.	1,773	20,954
Royal Dutch Shell PLC, Class A	197	6,684
Royal Dutch Shell PLC, Class B	1,278	44,941
Suncor Energy, Inc.	1,200	37,889
Surgutneftegas OAO (ADR)	603	3,974
Talisman Energy, Inc.	400	4,529
Tatneft OAO (ADR)	220	8,103
Total S.A.	66	3,514
Tupras Turkiye Petrol Rafinerileri AS	205	4,369

		282,620
Paper & Forest Products - 0.5%
Stora Enso Oyj, Class R	791	5,856
UPM-Kymmene Oyj	552	6,146

		12,002
Personal Products - 0.8%
Kao Corp.	400	12,770
Shiseido Co. Ltd.	400	6,129

		18,899
Pharmaceuticals - 5.8%
AstraZeneca PLC	962	48,639
Bayer AG	24	2,784
Eisai Co. Ltd.	300	12,643
GlaxoSmithKline PLC	194	4,953
Mitsubishi Tanabe Pharma Corp.	200	2,686
Novartis AG	164	11,755
Ono Pharmaceutical Co. Ltd.	300	19,186
Orion OYJ, Class B	741	18,094
Roche Holding AG	50	12,269
Sanofi	48	5,110
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,792

		144,911
Professional Services - 0.6%
Adecco S.A.*	183	11,571
Randstad Holding N.V.	73	3,515

		15,086

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - 0.5%
Corio NV	125	$5,458
Gecina S.A.	27	3,306
Klepierre	82	3,549

		12,313
Real Estate Management & Development - 1.3%
Evergrande Real Estate Group Ltd.*	43,000	17,078
Guangzhou R&F Properties Co. Ltd., Class H	3,600	5,598
KWG Property Holding Ltd.	19,500	11,189

		33,865
Semiconductors & Semiconductor Equipment - 0.7%
Radiant Opto-Electronics Corp.	3,090	9,697
Samsung Electronics Co. Ltd.	4	4,557
Siliconware Precision Industries Co.	3,000	3,487

		17,741
Textiles, Apparel & Luxury Goods - 0.4%
Bosideng International Holdings Ltd.	20,000	4,152
Grendene S.A.	521	4,876

		9,028
Tobacco - 3.1%
British American Tobacco PLC	1,469	78,081

Trading Companies & Distributors - 1.9%
Ashtead Group PLC	2,011	21,524
Finning International, Inc.	31	667
Marubeni Corp.	1,000	6,934
Rexel S.A.	135	3,269
Sumitomo Corp.	1,200	16,007

		48,401
Transportation Infrastructure - 0.3%
COSCO Pacific Ltd.	2,000	2,811
Hopewell Highway Infrastructure Ltd.	5,000	2,373
Hutchison Port Holdings Trust, Class U	4,000	2,960

		8,144
Wireless Telecommunication Services - 1.0%
Tele2 AB, Class B	490	6,260
Vodacom Group Ltd.	1,024	12,061

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group PLC	2,253	$6,746

		25,067

Total Common Stocks (Cost $2,418,876)		2,414,821

Preferred Stocks - 3.7%
Auto Components - 0.2%
Pirelli & C. SpA	707	6,191

Automobiles - 1.3%
Hyundai Motor Co.	234	19,954
Porsche Automobil Holding SE	152	12,926

		32,880
Capital Markets - 0.7%
Korea Investment Holdings Co. Ltd.	1,120	17,247

Independent Power Producers & Energy Traders - 0.7%
AES Tiete S.A.	1,800	17,879

Industrial Conglomerates - 0.8%
Doosan Corp.	360	19,035

Total Preferred Stocks (Cost $78,578)		93,232

Total Investment Securities (Cost $2,497,454) — 99.7%		2,508,053

Other assets less liabilities — 0.3%		7,998

Net Assets — 100.0%		$2,516,051

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,452
Aggregate gross unrealized depreciation	(113,853)

Net unrealized appreciation	$10,599

Federal income tax cost of investments	$2,497,454

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2013 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Australia	7.4%
Austria	0.2
Belgium	0.9
Brazil	1.7
Canada	6.9
China	6.4
Czech Republic	0.3
Denmark	0.4
Egypt	0.2
Finland	2.0
France	8.3
Germany	8.2
Hong Kong	0.7
Hungary	0.2
Indonesia	0.6
Ireland	0.2
Israel	1.0
Italy	2.7
Japan	11.4
Malaysia	0.7
Mexico	0.6
Netherlands	1.1
New Zealand	0.4
Poland	0.7
Portugal	0.3
Russia	2.3
Singapore	0.1
South Africa	1.5
South Korea	2.5
Spain	1.1
Sweden	4.4
Switzerland	3.4
Taiwan	1.9
Turkey	1.1
United Kingdom	17.9
Other [1]	0.3

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 98.7%
Aerospace & Defense - 0.8%
BAE Systems PLC	2,857	$19,314

Air Freight & Logistics - 0.4%
Deutsche Post AG	319	8,925

Automobiles - 1.5%
Bayerische Motoren Werke AG (Preference)	45	3,415
Daihatsu Motor Co. Ltd.	1,000	21,921
Ford Otomotiv Sanayi AS	389	5,547
Tofas Turk Otomobil Fabrikasi AS	849	5,616

		36,499
Building Products - 0.5%
Asahi Glass Co. Ltd.	2,000	12,912

Capital Markets - 1.7%
Administradora de Fondos de Pensiones Habitat S.A.	6,636	10,175
ICAP PLC	2,402	14,814
IGM Financial, Inc.	300	14,243
Macquarie Korea Infrastructure Fund	470	2,849

		42,081
Chemicals - 1.0%
BASF SE	7	620
Huabao International Holdings Ltd.	14,000	6,029
Israel Chemicals Ltd.	343	2,742
Mitsubishi Chemical Holdings Corp.	1,000	4,687
Sumitomo Chemical Co. Ltd.	1,000	3,284
Synthos S.A.	3,461	4,754
TSRC Corp.	1,000	1,814

		23,930
Commercial Banks - 13.8%
Aozora Bank Ltd.	6,000	18,484
Australia & New Zealand Banking Group Ltd.	443	11,832
Bank of Montreal	230	14,289
Bank of Nova Scotia	300	16,928
Canadian Imperial Bank of Commerce	300	22,741
Commonwealth Bank of Australia	1,107	73,726
HSBC Holdings PLC	1,602	18,162
Intesa Sanpaolo SpA	8,420	13,338
Malayan Banking Bhd	1,600	5,060

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Mizuho Financial Group, Inc.	8,300	$17,131
National Australia Bank Ltd.	740	20,740
National Bank of Canada	200	15,371
National Societe Generale Bank SAE	3,138	12,122
Sumitomo Mitsui Financial Group, Inc.	700	31,920
Swedbank AB	928	22,320
Westpac Banking Corp.	840	23,287

		337,451
Commercial Services & Supplies - 0.2%
Multiplus S.A.	400	5,429

Communications Equipment - 0.9%
HTC Corp.	1,000	5,319
VTech Holdings Ltd.	1,100	16,836

		22,155
Computers & Peripherals - 0.5%
Chicony Electronics Co. Ltd.	1,010	2,418
Lite-On Technology Corp.	2,000	3,402
Quanta Computer, Inc.	2,000	4,655
Wistron Corp.*	2,000	1,908

		12,383
Construction & Engineering - 1.2%
Bouygues S.A.	178	5,193
Eiffage S.A.	143	7,653
Ferrovial S.A.	358	6,084
Taisei Corp.	2,000	7,768
Vinci S.A.	50	2,695

		29,393
Construction Materials - 0.7%
Asia Cement Corp.	3,000	3,767
Fletcher Building Ltd.	465	3,009
PPC Ltd.	3,424	10,020

		16,796
Consumer Finance - 0.6%
Provident Financial PLC	565	14,459

Diversified Financial Services - 0.8%
African Bank Investments Ltd.	11,018	16,178
Chailease Holding Co. Ltd.	1,000	2,394

		18,572
Diversified Telecommunication Services - 4.2%
BCE, Inc.	100	4,139

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Belgacom S.A.	599	$14,655
Bell Aliant, Inc.	100	2,705
Bezeq The Israeli Telecommunication Corp. Ltd.	15,898	25,681
Elisa Oyj	307	6,583
Magyar Telekom Telecommunications PLC	701	959
Orange S.A.	672	6,593
TalkTalk Telecom Group PLC	232	869
TDC A/S	879	7,678
Telecom Corp of New Zealand Ltd.	6,978	12,497
Telecom Egypt Co.	1,313	2,523
Telefonica Czech Republic AS	390	5,832
Telstra Corp. Ltd.	1,568	7,022
Turk Telekomunikasyon AS	1,204	4,326

		102,062
Electric Utilities - 2.1%
Chubu Electric Power Co. Inc.	300	4,148
The Chugoku Electric Power Co. Inc.	200	2,930
Cia Energetica de Minas Gerais	1,354	12,424
EDP - Energias de Portugal S.A.	1,759	6,236
Fortum Oyj	701	13,823
The Kansai Electric Power Co. Inc.*	400	4,880
Light S.A.	300	2,326
PGE S.A.	1,161	5,484

		52,251
Energy Equipment & Services - 0.2%
Saipem SpA	210	4,476

Food & Staples Retailing - 1.7%
Lawson, Inc.	200	15,617
Metro AG	103	3,544
Shoppers Drug Mart Corp.	300	17,839
Wesfarmers Ltd.	139	5,136

		42,136
Food Products - 2.6%
Nestle S.A.	296	19,974
Orkla ASA	686	5,293
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	99,000	10,789

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Unilever N.V.	685	$27,505

		63,561
Gas Utilities - 0.5%
Gas Natural SDG S.A.	26	528
Snam SpA	2,692	12,683

		13,211
Hotels, Restaurants & Leisure - 1.9%
Berjaya Sports Toto Bhd	9,400	12,112
Grand Korea Leisure Co. Ltd.	490	13,957
Gtech SpA	108	2,989
Sands China Ltd.	800	4,327
Tatts Group Ltd.	4,365	12,497

		45,882
Household Durables - 0.5%
Sekisui House Ltd.	1,000	12,882

Independent Power Producers & Energy Traders - 1.0%
AES Tiete S.A.	1,300	11,968
Tractebel Energia S.A.	800	12,655

		24,623
Insurance - 8.7%
Admiral Group PLC	667	14,187
Allianz SE	4	623
AXA S.A.	1,147	25,244
Baloise Holding AG	37	4,006
CNP Assurances	172	2,905
Euler Hermes S.A.	143	15,977
Gjensidige Forsikring ASA	1,245	19,210
Great-West Lifeco, Inc.	100	2,894
Mapfre S.A.	856	3,126
Mediolanum SpA	1,563	11,830
Muenchener Rueckversicherungs AG	136	26,944
Power Financial Corp.	321	10,070
Powszechny Zaklad Ubezpieczen S.A.	104	14,727
RSA Insurance Group PLC	7,450	14,118
Sampo Oyj, Class A	386	16,894
SCOR SE	117	3,732
Sun Life Financial, Inc.	200	6,470
Tryg A/S	25	2,264

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Zurich Insurance Group AG*	70	$18,767

		213,988
Internet Software & Services - 0.5%
Dena Co. Ltd.	600	11,353

Leisure Equipment & Products - 0.2%
Sankyo Co. Ltd.	100	4,402

Machinery - 1.5%
Kone Oyj, Class B	195	14,474
Metso Oyj	22	773
Zardoya Otis S.A.	1,394	20,269
Zardoya Otis S.A.^	55	800

		36,316
Marine - 0.2%
MISC Bhd*	3,600	6,037

Media - 1.8%
Kabel Deutschland Holding AG	224	25,217
Reed Elsevier N.V.	773	14,780
Shaw Communications, Inc., Class B	176	4,371

		44,368
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd.	461	13,098
Barrick Gold Corp.	77	1,273
BHP Billiton Ltd.	153	4,756
Eregli Demir ve Celik Fabrikalari TAS	11,900	11,824
Gold Fields Ltd.	3,461	20,432
Harmony Gold Mining Co. Ltd.	5,245	19,187
Iluka Resources Ltd.	1,214	12,006
KGHM Polska Miedz S.A.	98	3,396
Kumba Iron Ore Ltd.	205	9,061
MMC Norilsk Nickel OJSC (ADR)	484	6,491
Shougang Fushan Resources Group Ltd.	28,000	9,171

		110,695
Multiline Retail - 0.0%†
Marks & Spencer Group PLC	132	964

Multi-Utilities - 0.9%
E.ON SE	657	11,128
RWE AG	246	7,384
Suez Environnement Co.	238	3,367

		21,879

	Shares	Value
Common Stocks - (continued)
Office Electronics - 0.6%
Canon, Inc.	500	$15,378

Oil, Gas & Consumable Fuels - 10.3%
ARC Resources Ltd.	100	2,519
Baytex Energy Corp.	300	12,169
BP PLC	943	6,498
Canadian Oil Sands Ltd.	700	13,577
ENI SpA	1,892	41,729
Gazprom OAO (ADR)	3,960	30,690
Harum Energy Tbk PT	44,500	11,258
Indo Tambangraya Megah Tbk PT	5,500	12,951
Keyera Corp.	100	5,589
Penn West Petroleum Ltd.	300	3,546
Repsol S.A.	344	8,217
Royal Dutch Shell PLC, Class A	176	5,971
Royal Dutch Shell PLC, Class B	803	28,237
Surgutneftegas OAO (ADR)	725	4,778
Total S.A.	793	42,225
TransCanada Corp.	300	13,695
Tupras Turkiye Petrol Rafinerileri AS	164	3,495
Vermilion Energy, Inc.	100	5,359

		252,503
Paper & Forest Products - 0.4%
Oji Holdings Corp.	1,000	4,250
Stora Enso Oyj, Class R	422	3,124
UPM-Kymmene Oyj	264	2,939

		10,313
Personal Products - 0.2%
Shiseido Co. Ltd.	300	4,597

Pharmaceuticals - 9.2%
Astellas Pharma, Inc.	100	5,338
AstraZeneca PLC	925	46,768
Dainippon Sumitomo Pharma Co. Ltd.	200	2,647
Eisai Co. Ltd.	300	12,643
GlaxoSmithKline PLC	3,526	90,020
Novartis AG	156	11,182
Orion Oyj, Class B	718	17,533
Roche Holding AG	102	25,029
Sanofi	141	15,010

		226,170

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - 2.1%
Boardwalk Real Estate Investment Trust	200	$11,210
Calloway Real Estate Investment Trust	692	17,010
CapitaCommercial Trust	4,000	4,411
Gecina S.A.	27	3,306
Mirvac Group	3,150	4,636
RioCan Real Estate Investment Trust	146	3,457
Stockland	1,111	3,570
Westfield Retail Trust	1,589	4,292

		51,892
Real Estate Management & Development - 2.3%
Daito Trust Construction Co. Ltd.	100	9,110
Evergrande Real Estate Group Ltd.*	47,000	18,666
Greentown China Holdings Ltd.	10,500	20,850
Redefine Properties Ltd.	2,838	2,812
Swiss Prime Site AG*	70	5,131

		56,569
Semiconductors & Semiconductor Equipment - 0.9%
Radiant Opto-Electronics Corp.	4,120	12,929
Samsung Electronics Co. Ltd.	8	9,115

		22,044
Software - 0.2%
Konami Corp.	200	4,417

Specialty Retail - 2.6%
Esprit Holdings Ltd.	2,400	3,912
Fast Retailing Co. Ltd.	100	34,111
Hennes & Mauritz AB, Class B	693	25,744

		63,767
Textiles, Apparel & Luxury Goods - 0.7%
Anta Sports Products Ltd.	7,000	7,907
Bosideng International Holdings Ltd.	20,000	4,152
Grendene S.A.	500	4,679

		16,738
Tobacco - 4.2%
British American Tobacco
Malaysia Bhd	700	13,227
British American Tobacco PLC	923	49,060
Imperial Tobacco Group PLC	361	12,073

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
Japan Tobacco, Inc.	700	$24,376
Swedish Match AB	135	5,030

		103,766
Trading Companies & Distributors - 0.7%
Sumitomo Corp.	1,200	16,007

Transportation Infrastructure - 3.4%
Abertis Infraestructuras S.A.	1,037	19,216
Atlantia SpA	1,169	22,135
Hopewell Highway Infrastructure Ltd.	5,000	2,373
Hutchison Port Holdings Trust, Class U	6,000	4,440
Jiangsu Expressway Co. Ltd., Class H	12,000	12,471
SIA Engineering Co. Ltd.	3,000	11,468
Sydney Airport	3,867	12,459

		84,562
Wireless Telecommunication Services - 3.3%
Advanced Info Service PCL	1,900	17,300
Shin Corp. PCL	5,500	15,288
Tele2 AB, Class B	100	1,278
Vodacom Group Ltd.	1,009	11,884
Vodafone Group PLC	12,024	36,002

		81,752
Total Common Stocks (Cost $2,478,701)		2,421,860

Preferred Stocks - 1.0%
Auto Components - 0.2%
Pirelli & C. SpA	634	5,552

Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	225	2,069

Independent Power Producers & Energy Traders - 0.7%
AES Tiete S.A.	1,200	11,920

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

	Shares	Value
Preferred Stocks - (continued)
Independent Power Producers & Energy Traders - (continued)
Cia Energetica de Sao Paulo	500	$4,426

		16,346

Total Preferred Stocks (Cost $25,330)		23,967

Total Investment Securities (Cost $2,504,031) - 99.7%		2,445,827

Other assets less liabilities - 0.3%		8,175

Net Assets - 100.0%		$2,454,002

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $800 or 0.03% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,179
Aggregate gross unrealized depreciation	(146,410)

Net unrealized depreciation	$(58,231)

Federal income tax cost of investments	$2,504,058

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2013 (Unaudited)

Futures Contracts Purchased

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
SGX S&P CNX Nifty Index Futures Contracts	1	08/29/13	$11,554	$(699)

Cash collateral in the amount of $2,002 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Australia	8.0%
Belgium	0.6
Brazil	2.8
Canada	9.6
Chile	0.4
China	3.3
Czech Republic	0.2
Denmark	0.4
Egypt	0.6
Finland	3.1
France	5.5
Germany	3.6
Hong Kong	1.0
Hungary	0.0 †
Indonesia	1.4
Israel	1.2
Italy	4.7
Japan	12.5
Malaysia	1.5
Netherlands	1.7
New Zealand	0.6
Norway	1.0
Poland	1.2
Portugal	0.3
Russia	1.7
Singapore	0.8
South Africa	3.6
South Korea	1.1
Spain	2.4
Sweden	2.2
Switzerland	3.4
Taiwan	1.6
Thailand	1.3
Turkey	1.3
United Kingdom	15.1
Other [1]	0.3

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2013 (Unaudited)

	Principal Amount	Value
Asset-Backed Security - 0.4%
American Express Credit Account Master Trust 0.59%, due 05/15/18	$100,000	$99,730

Total Asset-Backed Security (Cost $99,992)		99,730

Corporate Bonds - 89.9%
Automobile - 3.0%
Daimler Finance North America LLC 1.05%, due 04/10/14(a)(b)	500,000	501,855
Volkswagen International Finance N.V. 0.88%, due 04/01/14(a)(b)	200,000	200,421
0.87%, due 11/20/14(a)(b)	100,000	100,381

		802,657
Banks - 14.0%
Bank of Nova Scotia 0.67%, due 03/15/16(b)	333,000	333,049
BNP Paribas S.A. 1.17%, due 01/10/14(b)	300,000	300,825
3.02%, due 12/20/14(b)	200,000	206,443
ING Bank N.V. 1.22%, due 03/07/16(a)(b)	200,000	200,589
Morgan Stanley 1.52%, due 02/25/16(b)	800,000	804,931
Rabobank Nederland 0.75%, due 03/18/16(b)	750,000	753,424
Royal Bank of Canada 0.80%, due 10/30/15	600,000	600,212
0.64%, due 03/08/16(b)	452,000	452,878

		3,652,351
Beverages - 1.9%
PepsiCo, Inc. 0.47%, due 07/30/15(b)	500,000	500,450
Commercial Banks - 8.3%
BB&T Corp. 3.38%, due 09/25/13	180,000	180,739
1.13%, due 06/15/18(b)	500,000	500,830
The Bank of New York Mellon Corp. 0.49%, due 10/23/15(b)	276,000	276,606
The Goldman Sachs Group, Inc. 1.27%, due 11/21/14(b)	100,000	100,600
1.60%, due 11/23/15	607,000	611,328
Wells Fargo Bank NA 0.54%, due 07/20/15(b)	500,000	500,152

		2,170,255

	Principal Amount	Value
Corporate Bonds - (continued)
Computers & Peripherals - 3.4%
Apple, Inc. 0.32%, due 05/03/16(b)	$385,000	$385,263
0.45%, due 05/03/16	510,000	506,256

		891,519
Consumer Finance - 6.5%
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	600,000	599,545
Ford Motor Credit Co. LLC 1.53%, due 05/09/16(b)	825,000	827,343
Toyota Motor Credit Corp. 0.56%, due 05/17/16(b)	300,000	300,125

		1,727,013
Distributors - 3.7%
Glencore Funding LLC 1.43%, due 05/27/16(a)(b)	1,000,000	975,178

Diversified Financial Services - 8.0%
General Electric Capital Corp. 0.88%, due 12/11/15(b)	100,000	100,833
0.87%, due 01/08/16(b)	160,000	160,570
0.92%, due 07/12/16(b)	800,000	801,514
JPMorgan Chase & Co. 1.88%, due 03/20/15	200,000	202,865
1.17%, due 01/25/18(b)	140,000	140,407
PACCAR Financial Corp. 0.70%, due 11/16/15	700,000	699,463

		2,105,652
Diversified Telecommunication Services - 3.8%
AT&T, Inc. 0.66%, due 02/12/16(b)	200,000	200,702
2.95%, due 05/15/16	750,000	787,415

		988,117
Electric Utilities - 4.6%
Alabama Power Co. 0.55%, due 10/15/15	100,000	99,709
Duke Energy Indiana, Inc. 0.62%, due 07/11/16(b)	1,000,000	1,000,154
Georgia Power Co. 0.63%, due 11/15/15	100,000	99,642

		1,199,505
Food - 1.3%
General Mills, Inc. 0.56%, due 01/29/16(b)	350,000	350,043

Health Care Equipment & Supplies - 2.3%
Baxter International, Inc. 0.45%, due 12/11/14(b)	600,000	600,447

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2013 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc. 0.85%, due 10/15/15	$700,000	$701,765

Household Products - 1.6%
Kimberly-Clark Corp. 0.39%, due 05/15/16(b)	420,000	419,827

Internet & Catalog Retail - 1.9%
Amazon.com, Inc. 0.65%, due 11/27/15	500,000	499,154

IT Services - 5.0%
International Business Machines Corp. 0.55%, due 02/06/15	300,000	300,521
0.30%, due 07/29/15(b)	1,000,000	1,000,297

		1,300,818
Metals & Mining - 1.9%
Rio Tinto Finance USA PLC 1.11%, due 06/17/16(b)	500,000	500,496

Oil, Gas & Consumable Fuels - 7.6%
BP Capital Markets PLC 0.70%, due 11/06/15	100,000	99,790
Marathon Oil Corp. 0.90%, due 11/01/15	165,000	165,022
Petrobras Global Finance BV 1.89%, due 05/20/16(b)	995,000	985,050
Total Capital Canada Ltd. 0.65%, due 01/15/16(b)	100,000	100,725
TransCanada PipeLines Ltd. 0.95%, due 06/30/16(b)	665,000	668,534

		2,019,121
Pharmaceuticals - 5.0%
McKesson Corp. 0.95%, due 12/04/15	320,000	320,929
Merck & Co., Inc. 0.46%, due 05/18/16(b)	1,000,000	1,002,315

		1,323,244
Tobacco - 0.4%
Reynolds American, Inc. 1.05%, due 10/30/15	100,000	100,035

Wireless Telecommunication Services - 3.0%
Vodafone Group PLC 0.66%, due 02/19/16(b)	800,000	800,210

Total Corporate Bonds (Cost $23,667,910)		23,627,857

	Principal Amount	Value
Municipal Bonds - 0.4%
County of Orange CA, Taxable Pension Obligation Bonds 2013, Series A 0.58%, due 08/01/13	$100,000	$100,000

Total Municipal Bonds (Cost $100,000)		100,000

Certificate of Deposit - 3.8%
Svenska Handelsbanken AB 0.44%, due 12/19/14	1,000,000	999,710

Total Certificate of Deposit (Cost $1,000,000)		999,710

Commercial Paper - 3.8%
ENI Finance USA, Inc. 0.00%, due 01/17/14	500,000	499,040
Textron, Inc. 0.00%, due 08/28/13(a)	500,000	499,820

Total Commercial Paper (Cost $998,076)		998,860

Repurchase Agreements (c) - 1.5%
RBS Securities, Inc., dated 07/31/13, repurchase price $400,005 0.44%, 08/01/13	400,000	400,000

Total Repurchase Agreements (Cost $400,000)		400,000

Total Investment Securities (Cost $26,265,978) — 99.8%		26,226,157

Other assets less liabilities — 0.2%		53,732

Net Assets — 100.0%		$26,279,889

(a)	144A security — Certain conditions for public sale may exist.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2013.
(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Government National Mortgage Association	$415,666	3.5%	12/20/42

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2013 (Unaudited)

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,395
Aggregate gross unrealized depreciation	(59,302)

Net unrealized depreciation	$(39,907)

Federal income tax cost of investments	$26,266,064

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Canada	8.2%
France	2.0
Netherlands	8.5
Sweden	3.8
United Kingdom	5.3
United States	72.0
Other [1]	0.2

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2013 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and FlexShares® International Quality Dividend Defensive Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2013 (Unaudited)

securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an index provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2013 (Unaudited)

The following is a summary of the valuations as of July 31, 2013 for each Fund based upon the three levels defined above. During the period ended July 31, 2013, there were six Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. None of the Funds had any securities transferred between Level 1 and Level 2 during the period ended July 31, 2013. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$2,428,651,236	$—	$—	$2,428,651,236

Total Investments	$2,428,651,236	$—	$—	$2,428,651,236

Other Financial Instruments
Assets
Futures Contracts	$743,507	$—	$—	$743,507
Forward Foreign Currency Contracts	—	140,368	—	140,368
Liabilities
Futures Contracts	(1,485)	(96,148)	—	(97,633)
Forward Foreign Currency Contracts	—	—	—	—

Total Other Financial Instruments	$742,022	$44,220	$—	$786,242

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,812,911,866	$—	$1,812,911,866

Total Investments	$—	$1,812,911,866	$—	$1,812,911,866

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$524,659,305	$—	$524,659,305

Total Investments	$—	$524,659,305	$—	$524,659,305

FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks	$370,715,863	$—	$—	$370,715,863
U.S. Government & Agency Security	—	224,989	—	224,989

Total Investments	$370,715,863	$224,989	$—	$370,940,852

Other Financial Instruments
Assets
Futures Contracts	$190,385	$—	$—	$190,385

Total Other Financial Instruments	$190,385	$—	$—	$190,385

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks
Commercial Banks	$17,254,769	$15,130	$—	$17,269,899
Machinery	5,301,129	189	—	5,301,318
Trading Companies & Distributors	2,068,444	—	12,411	2,080,855
Other*	131,145,326	—	—	131,145,326
Master Limited Partnerships	30,997	—	—	30,997
Preferred Stocks	713,199	—	—	713,199
Rights	929	5	22	956

Total Investments	$156,514,793	$15,324	$12,433	$156,542,550

Other Financial Instruments
Assets
Futures Contracts	$29,550	$—	$—	$29,550
Forward Foreign Currency Contracts	—	—	—	—
Liabilities
Futures Contracts	(5,094)	—	—	(5,094)
Forward Foreign Currency Contracts	—	(187)	—	(187)

Total Other Financial Instruments	$24,456	$(187)	$—	$24,269

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$—
Total gain or loss (realized/unrealized included in earnings)	(2,554)
Purchases (Sales)	14,987
Transfer into Level 3[1]	—
Transfer out of Level 3	—

Balance as of 7/31/2013	$12,433

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 7/31/2013	$(2,554)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2013 (Unaudited)

Common Stock	Fair Value at 07/31/2013	Valuation Techniques	Unobservable Inputs
Argosy Property Ltd.	$22	Market transaction and analysis	Discovery Price set at Halt

Chaoyue Group Ltd.	12,411	Market transaction and analysis	Discovery Price set at Halt

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Airlines	$582,488	$—	$32,381	$614,869
Internet Software & Services	1,347,863	—	243,228	1,591,091
Oil, Gas & Consumable Fuels	8,583,770	—	11,773	8,595,543
Other*	98,941,344	—	—	98,941,344
Preferred Stocks*	5,993,252	—	—	5,993,252
Rights	89	1,905	237	2,231
Warrants	1,501	—	—	1,501

Total Investments	$115,450,307	$1,905	$287,619	$115,739,831

Other Financial Instruments
Assets
Futures Contracts	$3,389	$—	$—	$3,389
Forward Foreign Currency Contracts	—	—	—	—
Liabilities				—
Futures Contracts	(318,127)	—	—	(318,127)
Forward Foreign Currency Contracts		(203,364)	—	(203,364)

Total Other Financial Instruments	$(314,738)	$(203,364)	$—	$(518,102)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$2,873
Total gain or loss (realized/unrealized included in earnings)	(90,767)
Purchases (Sales)	351,617
Transfer into Level 3[1]	26,769
Transfer out of Level 3[2]	(2,873)

Balance as of 7/31/2013	$287,619

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 7/31/2013	$(90,767)

Common Stock	Fair Value at 7/31/2013	Valuation Techniques	Unobservable Inputs
Banco Santander Brasil S.A.	$237	Market transaction and analysis	Discovery Price set at Halt

Garda Tujuh Buana Tbk	11,773	Market transaction and analysis	Discovery Price set at Halt

Korean Air Lines Co. Ltd.	32,381	Market transaction and analysis	Discovery Price set at Halt

NHN Corp.	243,228	Market transaction and analysis	Discovery Price set at Halt

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$136,490,537	$—	$—	$136,490,537

Total Investments	$136,490,537	$—	$—	$136,490,537

Other Financial Instruments
Assets
Futures Contracts	$11,500	$—	$—	$11,500

Total Other Financial Instruments	$11,500	$—	$—	$11,500

FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$6,223,007	$—	$—	$6,223,007

Total Investments	$6,223,007	$—	$—	$6,223,007

FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$30,458,178	$—	$—	$30,458,178

Total Investments	$30,458,178	$—	$—	$30,458,178

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2013 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Other Financial Instruments
Assets
Futures Contracts	$2,902	$—	$—	$2,902

Total Other Financial Instruments	$2,902	$—	$—	$2,902

FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks
Machinery	$158,689	$5,307	$—	$163,996
Other*	28,898,737	—	—	28,898,737
Preferred Stocks*	547,813	—	—	547,813

Total Investments	$29,605,239	$5,307	$—	$29,610,546

Other Financial Instruments
Liabilities
Futures Contracts	$(11,185)	$—	$—	$(11,185)
Forward Foreign Currency Contracts	—	(3,541)	—	(3,541)

Total Other Financial Instruments	$(11,185)	$(3,541)	$—	$(14,726)

FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$2,414,821	$—	$—	$2,414,821
Preferred Stocks*	93,232	—	—	93,232

Total Investments	$2,508,053	$—	$—	$2,508,053

FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Machinery	$35,516	$800	$—	$36,316
Other*	2,385,544	—	—	2,385,544
Preferred Stocks*	23,967	—	—	23,967

Total Investments	$2,445,027	$800	$—	$2,445,827

Other Financial Instruments
Liabilities
Futures Contracts	$(699)	$—	$—	$(699)

Total Other Financial Instruments	$(699)	$—	$—	$(699)

FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$99,730	$—	$99,730
Corporate Bonds*	—	23,627,857	—	23,627,857
Certificates of Deposit	—	999,710	—	999,710
Municipal Bonds	—	100,000	—	100,000
Commercial Paper	—	998,860	—	998,860
Repurchase Agreements	—	400,000	—	400,000

Total Investments	$—	$26,226,157	$—	$26,226,157

*	See Schedules of Investments for segregation by industry type.
[1]	Security transferred from Level 1 and 2 to Level 3 during the period. Transferred into Level 3 due to security being valued by the Northern Trust Investment Pricing and Valuation Committee.
[2]	Security transferred from Level 3 to Level 1 during the period. Transferred out of Level 3 due to security being valued at an unadjusted quoted market price.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 24, 2013

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
September 24, 2013